The Montgomery Funds(SM)



                               SEMIANNUAL REPORT

                               December 31, 1998



                                                            Invest wisely:

The Montgomery Funds represent a growing family of no-load mutual funds providing a comprehensive range of equity, fixed-income and global investment opportunities.

We currently manage more than $4.5 billion in the Funds on behalf of over 250,000 individual investors, helping them meet their financial goals through a combination of professional portfolio management and high-quality customer service.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                               Semiannual Report

                               December 31, 1998
                                  (Unaudited)

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

PORTFOLIO HIGHLIGHTS AND INVESTMENTS
MONTGOMERY U.S. EQUITY FUNDS
--------------------------------------------------------------------------------
Growth Fund ................................................................   5
U.S. Emerging Growth Fund ..................................................   9
Small Cap Fund .............................................................  13
Small Cap Opportunities Fund ...............................................  17
Equity Income Fund .........................................................  20

MONTGOMERY INTERNATIONAL
AND GLOBAL EQUITY FUNDS
--------------------------------------------------------------------------------
International Growth Fund ..................................................  23
International Small Cap Fund ...............................................  27
Global Opportunities Fund ..................................................  31
Global Communications Fund .................................................  35
Emerging Markets Fund ......................................................  39
Emerging Asia Fund .........................................................  45
Latin America Fund .........................................................  48

MONTGOMERY MULTI-STRATEGY FUNDS
--------------------------------------------------------------------------------
Select 50 Fund .............................................................  51
U.S. Asset Allocation Fund .................................................  54

MONTGOMERY U.S. FIXED-INCOME
AND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
Total Return Bond Fund .....................................................  56
Short Duration Government Bond Fund ........................................  60
California Tax-Free Intermediate Bond Fund .................................  64
Government Reserve Fund ....................................................  69
Federal Tax-Free Money Fund ................................................  69
California Tax-Free Money Fund .............................................  69

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
Statements of Assets and Liabilities .......................................  80
Statements of Operations ...................................................  86
Statements of Changes in Net Assets ........................................  90
Statements of Cash Flows ...................................................  94
Financial Highlights .......................................................  96
Notes to Financial Statements .............................................. 106


[LOGO OF THE MONTGOMERY FUNDS(SM) APPEARS HERE]

--------------------------------------------------------------------------------
                             THE MONTGOMERY FUNDS
--------------------------------------------------------------------------------
                               Semiannual Report
--------------------------------------------------------------------------------

                        D e c e m b e r  3 1 ,  1 9 9 8
                                  (Unaudited)

           S T O C K  A N D  B O N D  M A R K E T S  O V E R V I E W

U.S. STOCKS

The second half of the year proved exceptionally challenging for investors in the U.S. stock market. The large-cap benchmark, the S&P 500 Index, registered a record high in mid-July, but just over a month later a sharp correction had pulled valuations down significantly. And the roller-coaster ride did not stop there. By the end of the fourth quarter, stocks had not only rallied strongly off their third-quarter lows, but the S&P 500 was again posting record highs.

Although the U.S. economy continued to grow, U.S. equity markets could not avoid the negative investor sentiment that swept global financial markets during the third quarter. Global economic uncertainty was fueled by the severe recession affecting most of Asia, the August devaluation of the Russian ruble, fear of a possible currency crisis in Latin America and the near collapse of the Long-Term Capital Management hedge fund. Domestic stocks of all sizes declined as a result, with small-caps dropping the most. The S&P 500 fell by more than 10%, while small-cap stocks as measured by the Russell 2000 Index declined by more than 20%. Even the 50 largest stocks in the S&P 500, commonly known as the "nifty fifty," suffered a meaningful decline during the third quarter. These stocks had previously been a haven from global instability and were largely responsible for driving the S&P 500 to its peak in mid-July.

Following these difficult market conditions, U.S. equity markets benefited from an abrupt change in the fourth quarter. A series of interest rate cuts in the United States demonstrated that the Federal Reserve was indeed concerned about the developing global environment and its potential negative impact on the U.S. economy. These interest rate cuts coupled with easing by other central banks created a more favorable backdrop for equities. By the end of the quarter, many of the U.S. market indices had

                   ------------------------------------------

                    THE S&P 500 INDEX
                    PERFORMANCE:
                    July 1to December 31, 1998

                            [GRAPH APPEARS HERE]
                   ------------------------------------------

THE S&P 500 WAS BESET BY VOLATILITY. Having reached an all-time high as the beginning of the period, the index lost nearly 20% of its value at its low point but recovered to a new high by the end of December.

returned to valuations near to or greater than those reached prior to the third-quarter correction. Only the small-cap sector, represented by the Russell 2000, failed to match its April peak despite a strong rally off its October lows.

The market's internal characteristics followed a pattern that has become all too familiar to investors of late. Large-caps outperformed midsized stocks, and the outperformance of a relatively small number of large-cap and Internet issues masked much weaker returns in small-caps and cyclicals. In fact, just seven stocks--including Microsoft, Intel, Cisco and Dell--accounted for 77% of market growth for the year.

The primary driving force behind continued investor confidence in the U.S. equity markets is the strength of the U.S. economy. Low levels of unemployment, inflation and interest rates continue to fuel domestic consumption, the main engine of economic growth. December payroll employment was significantly stronger than expected, new home sales reached record highs and retail sales continued to be robust. At the same time, the negative combination of zero pricing power and the tight labor market's upward pressure on costs is slowing corporate earnings growth. This suggests that the valuations of 1998's top-performing stocks may not be sustainable in the long run and that we may see a period of lower returns for the companies composing the S&P 500 as a result. This may mean a shift away from an "indexer's market" to a "stock picker's" market in the future.


U.S. BONDS

Economic events around the world led investors to favor the most liquid, high-quality U.S. bond issues. The yield on the 30-year Treasury bond finished the third quarter at 4.95%, the lowest yield on any long-term U.S. government bond since 1967, as investors eschewed credit and liquidity risk. The Federal Reserve responded by reducing the federal funds rate by a quarter of a percentage point to 5.25% on September 29, citing global economic weakness and deteriorating conditions at home.

As investors chose to pay a premium for more-liquid assets and deflation fears continued, the Fed addressed market concerns by following its September move with two more cuts during the fourth quarter. By the end of the year, its target for the overnight bank-lending rate was a mere 4.75%, in spite of a strong economy and 4.5% unemployment. This represented a significant policy shift, as the Fed declared victory in the 30-year war against inflation and vowed to fight deflation and inflation equally.

Although the Fed's maneuvering halted the rally in Treasuries and reassured the investment community that it was taking the threat of deflation seriously, credit-quality spreads remained historically high by quarter end. The bond market was volatile and liquidity poor in many sectors of the market, as dealers kept positions to a minimum.

The discontinuity between the world's economies and markets makes forecasting the fixed-income market in 1999 extremely difficult. The slowdown in worldwide growth and a pause in the U.S. equity market may lead to a more conservative U.S. consumer. In the worst case, this may result in a recession and dramatically lower rates. The U.S. economy is equally as capable, however, of surprising with stronger growth than generally anticipated. Under this scenario, recovering emerging markets could combine with an accommodating European Central Bank (ECB) to stoke the already hot U.S. economy. This may start to produce inflationary pressures and force the Fed to begin to raise rates. We do not expect to be able to judge which scenario is the most likely in the first quarter, as the underlying dynamics may take longer to unfold.


INTERNATIONAL EQUITIES

The fortunes of the international equities markets were decidedly mixed over the second half of the year. All suffered from the volatility that plagued the markets in the third quarter. The August collapse of the Russian ruble and the country's subsequent debt default led to capital flight from the emerging markets as investors worried about possible devaluation in other markets. Developed markets were not immune to this shift in investor sentiment. In Europe the negative impact of recession in the Asian economies on economic growth and corporate earnings began to surface after a near 12-month lag. As a result, analysts and economists downgraded their expectations for both economic growth and corporate earnings for this year and next, causing investors to sell equities in preference for bonds. In the developed markets of Asia, both Hong Kong and Singapore lost ground, and the benchmark Nikkei 225 Index in Japan tested a 12-year low.

Markets in Europe and Asia bounced back in the fourth quarter, however. Performance of developed and emerging markets in Europe was boosted by the coordinated interest rate cut orchestrated by the central banks for the countries participating in the Economic and Monetary Union on January 1, 1999. Directly following three consecutive rate cuts by the U.S. Federal Reserve as well as rate cuts in the United Kingdom, the move signaled to the markets that Europe's central banks were taking the threat of deflation seriously. As a result, in spite of the strong third-quarter correction, European markets ended the year registering a very healthy average gain of 19% in local-currency terms and 26% in dollar terms.

The stabilizing impact of interest rate cuts in the United States and Europe on the value of the yen also helped Asia's developed

--------------------------------------------------------------------------------
                             THE MONTOGMERY FUNDS
--------------------------------------------------------------------------------
                               Semiannual Report
--------------------------------------------------------------------------------

                        D e c e m b e r  3 1 ,  1 9 9 8


               ------------------------------------------

                U.S.TREASURY 30-YEAR
                BOND YIELD:
                July 1to December 31, 1998

                            [GRAPH APPEARS HERE]
               ------------------------------------------

THE BOND MARKET SUFFERED MIXED FORTUNES from July through December, Treasury Bonds benefited from the flight to equality in the third quarter. Other issues suffered, in spite of a reduction in interest rates, credit quality spreads remained historically high by year end.

markets. In addition, Japan announced both a definitive plan to sort out its banking crisis and a further economic stimulus package, which helped lift market sentiment. This impetus eroded by year end, however, as it became clear that Japan's economic prospects would worsen considerably before they began to improve.

In the emerging economies, many Asian markets enjoyed strong rallies off third-quarter lows. The feeling that the worst of the crisis had passed as interest rates began to decline and a measure of stability began to return to regional currencies led to an inflow of capital. This trend was not repeated across all emerging markets, however. Many of the Latin American bourses never really regained their lost footing. Although Brazil managed to obtain a financing package from the International Monetary Fund (IMF) that staved off currency devaluation, it paid the price through high interest rates and declining growth. This also served to dampen the fortunes of the markets of Brazil's major trading partners in the region.

In spite of the more encouraging investment environment in the fourth quarter, it is very difficult to forecast the direction of global equity markets in 1999, due to a number of risk factors. First, in our opinion, 1999 is likely to be a year of decelerating aggregate growth. This makes forecasting business momentum and earnings growth very difficult. Second, in 1998 the markets benefited from decelerating inflation and falling interest rates. The direction of both of these variables is also hard to determine. Third, the risk factors that contributed to volatility in the emerging markets throughout third-quarter 1998 are still present--namely Brazil's economic problems, the precarious situation in Russia and China's economic restructuring challenges. We will continue to keep a very close eye on these events as they develop.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                              Performance Summary

                               December 31, 1998
                                  (Unaudited)


AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98

Fund name (Fund number)                        Inception date       One year    Three years    Five years       Since inception

MONTGOMERY U.S EQUITY FUNDS
--------------------------------------------------------------------------------------------------------------------------------
Growth Fund (284)                                  9/30/93              2.10%       15.07%          17.90%              20.78%
--------------------------------------------------------------------------------------------------------------------------------
U.S. Emerging Growth Fund (294)                   12/30/94              7.94%       17.77%            ---               20.39%
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Fund (276)                               7/13/90             (7.93%)      10.62%          10.49%              17.55%
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Opportunities Fund (645)                12/29/95             (9.54%)      13.06%            ---               13.06%
--------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund (293)                           9/30/94             10.74%       18.23             ---               20.54%
--------------------------------------------------------------------------------------------------------------------------------

MONTGOMERY INTERNATIONAL AND GLOBAL EQUITY FUNDS
--------------------------------------------------------------------------------------------------------------------------------
International Growth Fund (296)                     7/3/95             28.69%       19.69%            ---               20.34%
--------------------------------------------------------------------------------------------------------------------------------
International Small Cap Fund (283)                 9/30/93             10.58%        8.05%           4.09%               6.41%
--------------------------------------------------------------------------------------------------------------------------------
Global Opportunities Fund (285)                    9/30/93             32.76%       21.00%          13.70%              16.71%
--------------------------------------------------------------------------------------------------------------------------------
Global Communications Fund (280)                    6/1/93             54.97%       24.70%          14.43%              19.04%
--------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund (277)                         3/1/92            (38.28%)     (12.43%)        (10.84%)             (1.58%)
--------------------------------------------------------------------------------------------------------------------------------
Emerging Asia Funds (648)                          9/30/96            (14.72%)       ---              ---              (12.51%)
--------------------------------------------------------------------------------------------------------------------------------
Latin America Fund (652)                           6/30/97            (52.79%)       ---              ---              (41.92%)
--------------------------------------------------------------------------------------------------------------------------------

MONTGOMERY MULTI-STRATEGY FUNDS
--------------------------------------------------------------------------------------------------------------------------------
Select 50 Fund (295)                               10/2/95              9.40%       19.43%            ---               23.26%
--------------------------------------------------------------------------------------------------------------------------------
U.S. Asset Allocation Fund (291)                   3/31/94              6.18%       12.56%            ---               18.77%
--------------------------------------------------------------------------------------------------------------------------------

MONTGOMERY U.S. FIXED-INCOME AND MONEY MARKET FUNDS
--------------------------------------------------------------------------------------------------------------------------------
Total Return Bond Fund (650)                       6/30/97              8.72%        ---              ---               10.21%
--------------------------------------------------------------------------------------------------------------------------------
Short Duration Government Bond Fund (279)         12/18/92              7.38%        6.49%           6.37%               6.69%
--------------------------------------------------------------------------------------------------------------------------------
California Tax-Free Intermediate Bond Fund (281)    7/1/93              6.06%        6.02%           5.84%               5.74%
--------------------------------------------------------------------------------------------------------------------------------
As of 12/31/98                                                        One-day yield  Seven-day yield
--------------------------------------------------------------------------------------------------------------------------------
Government Reserve Fund (278)                      9/14/92              4.72%        4.65%
--------------------------------------------------------------------------------------------------------------------------------
Federal Tax-Free Money Fund (647)                  7/15/96              3.61%        3.34%
--------------------------------------------------------------------------------------------------------------------------------
California Tax-Free Money Market Fund (292)        9/30/94              3.69%        3.18%
--------------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Net asset value, investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information is for Class R (Retail) shares only. The Performance figures provided do not reflect the effect of (i) any securities purchased or sold by the Funds after 12/31/98 but that were effective on 12/31/98 or (ii) any purchases or redemptions of Fund shares completed after 12/31/98 that were effective on 12/31/98. The performance figures for the Class R shares shown above do not reflect the 0.25% Rule 12b-1 fees paid by the Class P shares that would reduce performance.

Income from tax-free funds may be subject to the alternative minimum tax and/or state and local taxes.

An investment in one of our money market funds is neither insured nor guaranteed by the government. There can be no assurance that the money market funds will be able to maintain a stable net asset value of $1 per share. Yields may fluctuate.

There are certain risks associated with investing in foreign markets, such as currency fluctuations and political and economic instability. There are also additional risks associated with investing in small-cap companies. Investors are encouraged to read the prospectus carefully before investing.

I N V E S T M E N T  R E V I E W

Q: HOW DID THE FUND PERFORM DURING THE SIX MONTHS ENDED DECEMBER 31, 1998?

A: Although the Fund enjoyed strong performance over the final three months of the year, returning 17%, it underperformed the S&P 500 Index, which returned 21.3%. Disappointingly, the Fund's fourth-quarter gain was also not enough to offset its third-quarter loss. As a result, for the six months ended December 31, 1998, the Fund returned -5.6% versus a return of 9.4% for the S&P 500.

Q: WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

A: The narrowness of the U.S. market in both the third and fourth quarters did not favor the Growth Fund's strategy. Our investment strategy considers not only expected growth potential but also attractive valuations. We continued to focus on this disciplined approach, seeking companies in the midst of positive fundamental change, with both improving earnings growth and reasonable valuations. This resulted in a portfolio that was concentrated in more cycle-sensitive and smaller-cap names than the benchmark. Over the second half of the year, the market's large-cap stocks outperformed midsized issues. This was especially true during the steep third-quarter market correction, when small and midsized stocks lost value disproportionately to large-caps. In the fourth quarter, the outperformance of a relatively small number of large-cap and Internet stocks masked much weaker returns in small-caps and cyclicals. In fact, the stocks of just seven companies--including Microsoft, Intel, Dell and Cisco-- accounted for 77% of S&P 500 gains in 1998.

Q: DID YOU MAKE ANY CHANGES TO THE GROWTH FUND'S PORTFOLIO OVER THE SECOND HALF OF THE YEAR?

A: During the third-quarter market correction, we added a number of companies because we saw positive long-term fundamentals and attractive valuations. Capital One Financial (1.9% of assets as of 12/31/98) and Nokia (1.4% of assets as of 12/31/98) are two good examples of companies that fit this criteria and represent the strategy of the Fund. Capital One Financial is a technology-based credit-card issuer which, in our opinion, is well positioned to deliver favorable future growth. Nokia is best known for cellular phones and related transmission equipment. The company is gaining market share in an industry already experiencing impressive growth rates. We see a bright future for Nokia based on its management's ability to exploit the tremendous growth potential in the wireless communications market. Both of these companies were sold down heavily during the third quarter.

Our discipline also dictates that we trim portfolio holdings when they reach the upper levels of the growth and valuation characteristics we look for. This resulted in a decision to sell our holdings in both Ascend and Texas Instruments during the fourth quarter. We continue to see opportunities in smaller and cycle-sensitive names, where the valuations are more reasonable.


                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                                  Growth Fund

                             PORTFOLIO HIGHLIGHTS
                                 (Unaudited)

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------
Roger Honour.........................................   Senior Portfolio Manager
Kathryn Peters.......................................          Portfolio Manager
Andrew Pratt, CFA....................................       Director of Research


--------------------------------------------------------------------------------
FUND PERFORMANCE
--------------------------------------------------------------------------------
                         Average annual total returns
                         for the period ended 12/31/98

--------------------------------------------------------------------------------
                            MONTGOMERY GROWTH FUND

Since inception 9/30/93................................................   20.78%
One year...............................................................    2.10%
Five years.............................................................   17.90%

--------------------------------------------------------------------------------
                                 S&P 500 INDEX
Since 9/31/93..........................................................   23.34%
One Year...............................................................   28.75%
Five years.............................................................   24.07%

--------------------------------------------------------------------------------

Past performances is no guarantee of future results, Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Fund performance presented is for Class R shares.


                        GROWTH OF A $10,000 INVESTMENT

                         FIRST DATA INVESTOR SERVICES
                       MUTUAL FUND HYPOTHETICAL ANALYSIS



MONTGOMERY GROWTH(R)
Initial Investment:    $10,000     Period: 09/30/93 - 12/98
This is a no load fund.

                    Growth of      Value of          Growth of
                    Initial        Reinvested        Investment with
Date       NAV      Investment     Distributions     Distributions Reinvested
09/30/93   12.00    $ 10,000        $     0            $  10,000
09/93      12.00    $ 10,000        $     0            $  10,000
10/93      12.48    $ 10,400        $     0            $  10,400
11/93      13.18    $ 10,983        $     0            $  10,983
12/93      14.12    $ 11,767        $    67            $  11,834
01/94      14.90    $ 12,417        $    71            $  12,488
02/94      15.09    $ 12,575        $    72            $  12,647
03/94      14.95    $ 12,458        $    72            $  12,530
04/94      15.49    $ 12,908        $    74            $  12,982
05/93      15.65    $ 13,042        $    74            $  13,116
06/94      15.27    $ 12,725        $    73            $  12,798
07/94      15.82    $ 13,183        $    76            $  13,259
08/94      16.62    $ 13,850        $    79            $  13,929
09/94      16.52    $ 13,767        $    79            $  13,846
10/94      17.12    $ 14,267        $    81            $  14,348
11/94      16.48    $ 13,733        $   186            $  13,919
12/94      16.93    $ 14,108        $   201            $  14,309
01/95      16.56    $ 13,800        $   196            $  13,996
02/95      17.20    $ 14,333        $   204            $  14,537
03/95      17.90    $ 14,917        $   211            $  15,128
04/95      18.02    $ 15,017        $   213            $  15,230
05/95      18.42    $ 15,350        $   218            $  15,568
06/95      19.16    $ 15,967        $   226            $  16,193
07/95      19.96    $ 16,633        $   236            $  16,869
08/95      20.02    $ 16,683        $   237            $  16,920
09/95      20.54    $ 17,117        $   243            $  17,360
10/95      20.21    $ 16,842        $   239            $  17,081
11/95      19.17    $ 15,975        $ 1,689            $  17,664
12/95      19.20    $ 16,000        $ 1,692            $  17,692
01/96      19.46    $ 16,217        $ 1,715            $  17,932
02/96      20.43    $ 16,858        $ 1,783            $  18,641
03/96      20.79    $ 17,325        $ 1,832            $  19,157
04/96      21.60    $ 18,000        $ 1,904            $  19,904
05/96      22.43    $ 18,692        $ 1,976            $  20,668
06/96      21.94    $ 18,283        $ 1,934            $  20,217
07/96      20.94    $ 17,450        $ 1,845            $  19,295
08/96      21.75    $ 18,125        $ 1,917            $  20,042
09/96      22.37    $ 18,642        $ 1,971            $  20,613
10/96      20.51    $ 17,092        $ 3,885            $  20,977
11/96      21.39    $ 17,825        $ 4,053            $  21,878
12/96      20.15    $ 16,792        $ 4,475            $  21,267

Prepared by The Performance Measurements and Analytics Department.


                         FIRST DATA INVESTOR SERVICES
                       MUTUAL FUND HYPOTHETICAL ANALYSIS



MONTGOMERY GROWTH(R)
Initial Investment:    $10,000     Period: 09/30/93 - 12/98
This is a no load fund.

                    Growth of      Value of          Growth of
                    Initial        Reinvested        Investment with
Date       NAV      Investment     Distributions     Distributions Reinvested
01/97       20.70    $ 17,250       $ 4,597             $  21,847
02/97       20.50    $ 17,083       $ 4,553             $  21,636
03/97       19.94    $ 16,617       $ 4,428             $  21,045
04/97       20.77    $ 17,308       $ 4,613             $  21,921
05/97       22.46    $ 18,717       $ 4,987             $  23,704
06/97       23.07    $ 19,225       $ 5,123             $  24,348
07/97       25.50    $ 21,250       $ 5,663             $  26,913
08/97       25.19    $ 20,992       $ 5,594             $  26,586
09/97       26.55    $ 22,125       $ 5,896             $  28,021
10/97       25.34    $ 21,117       $ 5,627             $  26,744
11/97       25.38    $ 21,150       $ 5,636             $  26,786
12/97       21.89    $ 18,242       $ 8,163             $  26,405
01/98       21.41    $ 17,842       $ 7,984             $  25,826
02/98       23.29    $ 19,408       $ 8,686             $  28,094
03/98       24.30    $ 20,250       $ 9,062             $  29,312
04/98       24.67    $ 20,558       $ 9,200             $  29,758
05/98       23.88    $ 19,900       $ 8,905             $  28,805
06/98       23.68    $ 19,733       $ 8,831             $  28,564
07/98       22.51    $ 18,758       $ 8,395             $  27,153
08/98       18.67    $ 15,558       $ 6,963             $  22,521
09/98       19.11    $ 15,925       $ 7,127             $  23,052
10/98       20.77    $ 17,308       $ 7,746             $  25,054
11/98       21.99    $ 18,325       $ 8,201             $  26,526
12/98       20.62    $ 17,183       $ 9,776             $  26,959

Prepared by The Performance Measurements and Analytics Department.


01/13/1999               S&P 500 Index Growth $10,000

                         09/30/1993  10/31/1993  11/30/1993  12/31/1993  01/31/1994  02/28/1994  03/31/1994  04/30/1994  05/31/1994
                         10/31/1993  11/30/1993  12/31/1993  01/31/1994  02/28/1994  03/31/1994  04/30/1994  05/31/1994  06/30/1994
Fund                     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
Name                     Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
----                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
No Objective Assigned

S & P 500 Mnthly Reinv     10206.72    10109.44    10231.66    10579.18    10292.19     9844.34     9970.46    10133.44     9885.47

                                        Source: Lipper Analytical Services, Inc.

                     S&P 500 Index Growth $10,000
01/13/1999

                         06/30/1994  07/31/1994  08/31/1994  09/30/1994  10/31/1994  11/30/1994  12/31/1994  01/31/1995  02/28/1995
                         07/31/1994  08/31/1994  09/30/1994  10/31/1994  11/30/1994  12/31/1994  01/31/1995  02/28/1995  03/31/1995
                         Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                         Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                         ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
No Objective Assigned

S & P 500 Mnthly Reinv     10209.84    10627.48    10367.81    10600.40    10214.82    10366.06    10634.69    11048.74    11374.25

                                        Source: Lipper Analytical Services, Inc.

                    S&P 500 Index Growth $10,000
01/13/1999

                         03/31/1995  04/30/1995  05/31/1995  06/30/1995  07/31/1995  08/31/1995  09/3011995  10/31/1995  11/30/1995
                         04/30/1995  05/31/1995  06/30/1995  07/31/1995  08/31/1995  09/30/1997  10/31/1995  11/30/1995  12/31/1995
                         Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                         Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                         ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
No Objective Assigned

S & P 500 Mnthly Reinv     11708.92    12176.20    12458.53    12871.49    12903.62    13447.87    13399.83    13987.39    14256.82

                                        Source: Lipper Analytical Services, Inc.

                    S&P 500 Index Growth $10,000
01/13/1999

                         12/31/1995  O1/31/1996  02/29/1996  03/31/1996  04/30/1996  05/31/1996  06/30/1996  07/31/1996  08/31/1996
                         01/31/1996  02/29/1996  03/31/1996  04/30/1996  05/31/1996  06/30/1996  07/31/1996  08/31/1996  09/30/1996
                         Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                         Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                         ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
No Objective Assigned

S & P 500 Mnthly Reinv     14741.50    14878.64    15021.89    15243.16    15635.60    15695.21    15002.18    15319.10    16180.53

                                       Source: Lipper Ananlytical Services, Inc.

                    S&P 500 Index Growth $10,000
01/13/1999

                        09/30/1996  10/31/1996 11/30/1996 12/31/1996 01/31/1997  02/28/1997  03/31/1997  04/30/1997 05/31/1997
                        10/31/1996  11/30/1996 12/31/1996 01/31/1997 02/28/1997  03/31/1997  04/30/1997  05/31/1997 06/30/1997
                        Sys Inv     Sys Inv    Sys Inv    Sys Inv    Sys Inv     Sys Inv     Sys Inv     Sys Inv    Sys Inv
                        Tot Return  Tot Return Tot Return Tot Return Tot Return  Tot Return  Tot Return  Tot Return Tot Return
                        ----------  ---------- ---------- ---------- ----------  ----------  ----------  ---------- ----------
No Objective Assigned

S & P 500 Mnthly Reinv    16626.63    17882.29   17528.06   18622.54   18768.74    17999.00    19072.56    20238.61   21138.34

                                        Source: Lipper Analytical Services, Inc.

                    S&P 500 Index Growth $10,000
01/13/1999

                             06/30/1997  07/31/1997  08/31/1997 09/30/1997 10/31/1997 11/30/1997 12/31/1997  01/31/1998  02/28/1998
                             07/31/1997  08/31/1997  09/30/1997 10/31/1997 11/30/1997 12/31/1997 01/31/1998  02/29/1998  03/31/1998
                             Sys Inv     Sys Inv     Sys Inv    Sys Inv    Sys Inv    Sys Inv    Sys Inv     Sys Inv     Sys Inv
                             Tot Return  Tot Return  Tot Return Tot Return Tot Return Tot Return Tot Return  Tot Return  Tot Return
                             ----------  ----------  ---------- ---------- ---------- ---------- ----------  ----------  ----------
No Objective Assigned

S & P 500 Mnthly Reinv         22819.87    21542.41    22721.55   21963.56   22979.47   23373.83   23632.11    25335.56    26631.92

                                        Source: Lipper Analytical Services, Inc.

                    S&P 500 Index Growth $10,000
01/13/1999

                         03/31/1998  04/30/1998  05/31/1998  06/30/1998   07/31/1998  08/31/1998 09/30/1998  10/31/1998  11/30/1998
                         04/30/1998  05/31/1998  06/30/1998  07/31/1998   08/31/1998  09/30/1998 10/31/1998  11/30/1998  12/31/1998
                         Sys Inv     Sys Inv     Sys Inv     Sys Inv      Sys Inv    Sys Inv     Sys Inv     Sys Inv     Sys Inv
                         Tot Return  Tot Return  Tot Return  Tot Return   Tot Return Tot Return  Tot Return  Tot Return  Tot Return
                         ----------  ----------  ----------  ----------   ---------- ----------  ----------  ----------  ----------
No Objective Assigned

S & P 500 Mnthly Reinv     26904.64    26442.82    27516.13    27225.32     23291.91   24785.29    26798.24     28421.76   30058.49

                                        Source: Lipper Analytical Services, Inc.

                Lipper Growth Fund Growth $10,000

01/12/99  SUMMARY

                               09/30/1993  10/31/1993  11/31/1993 12/31/1993 01/31/1994 02/28/1994  03/31/1994  04/30/1994
                               10/31/1993  11/30/1993  12/31/1993 01/31/1994 02/28/1994 03/31/1994  04/30/1994  05/31/1994
Fund                   Inv     Sys Inv     Sys Inv     Sys Inv    Sys Inv    Sys Inv    Sys Inv     Sys Inv     Sys Inv
Name                   Obj     Tot Return  Tot Return  Tot Return Tot Return Tot Return Tot Return  Tot Return  Tot Return
------------------     ---     ----------  ----------  ---------- ---------- ---------- ----------  ----------  ----------
Growth Funds

Average/Total                    10139.37     9959.69    10239.89   10575.60   10402.23    9920.03     9960.78    10017.46

                                        Source: Lipper Analytical Servicse, Inc.

                Lipper Growth Fund Growth $10,000

01/12/99  SUMMARY

                    05/31/1994  06/30/1994  07/31/1994  08/31/1994  09/30/1994  10/31/1994 11/30/1994  12/31/1994  01/31/1995
                    06/30/1994  07/31/1994  08/31/1994  09/30/1994  10/31/1994  11/30/1994 12/31/1994  01/31/1995  02/28/1995
                    Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv    Sys Inv     Sys Inv     Sys Inv
                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return Tot Return  Tot Return  Tot Return
                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ---------- ----------
Growth Funds

Average/Total          9683.76     9940.11    10405.78    10200.56    10361.77     9974.14    10063.45    10144.96   10535.34

                                        Source: Lipper Analytical Servicse, Inc.

                Lipper Growth Fund Growth $10,000

01/12/99  SUMMARY

                    02/28/1995  03/31/1995  04/30/1995  05/31/1995  06/30/1995  07/31/1995  08/31/1995  09/30/1995  10/31/1995
                    03/31/1995  04/30/1995  05/31/1995  06/30/1995  07/31/1995  08/31/1995  12/31/1995  10/31/1995  11/30/1995
                    Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Growth Funds

Average/Total         10835.75    11075.81    11423.18    11900.44    12460.36    12550.78    12929.31    12757.07    13211.84

                                        Source: Lipper Analytical Services, Inc.

                Lipper Growth Fund Growth $10,000

01/12/99  SUMMARY

                    11/30/1995  12/31/1995  01/31/1996  02/29/1996  03/31/1996  04/30/1996  05/31/1996  06/30/1996  07/31/1996
                    12/31/1995  01/31/1996  02/29/1996  03/31/1996  04/30/1996  05/31/1996  06/30/1996  07/31/1996  08/31/1996
                    Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Growth Funds

Average/Total         13261.63    13566.40    13870.83    13982.55    14401.10    14761.16    14575.40    13742.15    14200.75

                                        Source: Lipper Analytical Services, Inc.

                Lipper Growth Fund Growth $10,000

01/12/99  SUMMARY

                    08/31/1996  09/30/1996  10/31/1996  11/30/1996  12/31/1996  01/31/1997  02/28/1997  03/31/1997  04/30/1997
                    09/30/1996  10/31/1996  11/30/1996  12/31/1996  01/31/1997  02/28/1997  03/31/1997  04/30/1997  05/31/1997
                    Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Growth Funds

Average/Total         15009.89    15159.76    16114.83    15874.26    16716.22    16540.12    15802.65    16445.99    17606.16

                                        Source: Lipper Analytical Services, Inc.

                Lipper Growth Fund Growth $10,000

01/12/99  SUMMARY

                    05/31/1997  06/30/1997  07/31/1997  08/31/1997  09/30/1997  10/31/1997  11/30/1997  12/31/1997  01/31/1998
                    06/30/1997  07/31/1997  08/31/1997  09/30/1997  10/31/1997  11/30/1997  12/31/1997  01/31/1998  02/28/1998
                    Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Growth Funds

Average/Total         18286.91    19819.45    19125.61    20186.46     19421.00    19791.78   20015.95    20138.93    21659.69

                                        Source: Lipper Analytical Services, Inc.

                Lipper Growth Fund Growth $10,000

01/12/99  SUMMARY

                    02/28/1998  03/31/1998  04/30/1998  05/31/1998  06/30/1998  07/31/1998  08/31/1998  09/30/1998  10/31/1998
                    03/31/1998  04/30/1998  05/31/1998  06/30/1998  07/31/1998  08/31/1998  09/30/1998  10/31/1998  11/30/1998
                    Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Growth Funds

Average/Total         22600.36    22858.19    22211.90    23002.25     22499.86    18810.98   19917.80    21393.30    22694.80

                                        Source: Lipper Analytical Services, Inc.

                Lipper Growth Fund Growth $10,000

01/12/99  SUMMARY

                    11/30/1998
                    12/31/1998
                    Sys Inv
                    Tot Return
                    ----------
Growth Funds

Average/Total         24445.48

/1/ The Standard & Poor's 500 Index is composed of 500 widely held common stocks listed on the NYSE,AMEX, and OTC markets.
/2/ The Lipper Growth Funds Average universe consists of 345 funds.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                                  Growth Fund

                             Portfolio Highlights



-------------------------------------------------------------------------------
TOP TEN HOLDINGS
--------------------------------------------------------------------------------
                     (as a percentage of total net assets)

Golden West Financial Corporation.........................................  3.1%
Dow Chemical Company......................................................  3.1%
General Motors Corporation................................................  3.1%
Nordstrom, Inc............................................................  3.0%
Converse Technology, Inc..................................................  3.0%
Donnelley (R.R.) & Sons Company...........................................  2.9%
Avid Technology Inc.......................................................  2.8%
Canadian National Railway Company.........................................  2.8%
FDX Corporation...........................................................  2.8%
Aspect Telecommunications Corporation.....................................  2.6%

--------------------------------------------------------------------------------
TOP FIVE INDUSTRIES
--------------------------------------------------------------------------------
                     (as a percentage of total net assets)

Telecommunications Equipment..............................................  8.6%
Paper.....................................................................  7.3%
Railroads.................................................................  4.9%
Clothing/Shoe/Accessory Stores............................................  4.3%
Major Chemicals...........................................................  4.0%

Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities.

Q: HOW WAS THE FUND POSITIONED AT THE END OF THE FOURTH QUARTER?

A: At the end of the year, the Fund remained fully invested and well diversified across a broad spectrum of industries. Bearing in mind that we follow a bottom-up investment approach, our company selections resulted in the Fund being overweighted versus the S&P 500 Index in basic industries, business services, capital goods and transportation. We are currently underweighted versus the index in consumer nondurables, financial services, health care and public utilities.


Q: WHAT IS YOUR OUTLOOK FOR THE U.S. STOCK MARKET IN 1999?

A: Looking forward, economic data continues to forecast strength. Low levels of unemployment, benign inflation and stable to falling interest rates continue to fuel consumption, the main engine of economic growth. In view of this, we anticipate continued, albeit more moderate, economic expansion through 1999. Expectations are for 2.5 to 3% growth with modest inflation. At the same time, consensus expectations are for modest corporate earnings growth of approximately 4% in 1999. The implication of these earnings growth expectations is price-to-earnings multiples of 26 times 1999 earnings if the S&P 500 Index reaches a level of 1,250.

We believe that these numbers suggest that we are overdue for a period when rates of return from stocks regress to the average. After an extraordinary 16-year period of 18% annualized returns, we expect several years in which stock returns come in somewhat below the historical average.


Q: IS THIS LIKELY TO PRESENT THE FUND WITH SOME INTERESTING OPPORTUNITIES?

A: In our view the market outlook for the coming year favors the Fund's fundamental approach to investment, over the indexing approach that has been so successful in the 1998 market. We expect to see a broadening interest in the market, and the Fund may benefit from this trend. Our stock-selection approach has identified some very interesting companies that we believe offer promising long-term growth prospects that are currently trading at attractive valuations. The Fund is well positioned to take advantage of the returns that these may generate should the market recognize their potential.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                                  Growth Fund

                                  Investments


PORTFOLIO INVESTMENTS

December 31, 1998 (Unaudited)

COMMON STOCKS - 92.2%
        Shares                                          Value (Note 1)

Advertising - 2.2%
        680,000   Snyder Communications Inc.**.........   $22,950,000

Air Freight/Delivery Services - 2.8%
        325,000   FDX Corporation......................    28,925,000

Aluminum - 2.4%
        340,000   Aluminum Company of America (Alcoa)..    25,351,250

Apparel - 1.1%
        240,000   VF Corporation.......................    11.250,000

Building Products - 1.0%
        380,000   Masco Corporation....................    10,925,000

Clothing/Shoe/Accessory Stores - 4.3%
        920,000   Nordstrom, Inc. .....................    31,970,000
        440,000   TJX Companies, Inc. .................    12,760,000
                                                         ------------
                                                           44,730,000

Computer Software - 3.8%
      1,240,000   Avid Technology Inc. ................    29,062,500
      1,420,000   Sybase, Inc. ........................    10,494,688
                                                         ------------
                                                           39,557,188

Construction/Agriculture Equipment/Trucks - 0.9%
        239,100   PACCAR, INC. ........................     9,803,100

Consumer Electronics/Appliances - 1.3%
        250,000   Whirlpool Corporation................    13,843,750

Discount Stores - 1.3%
        250,000   Dayton-Hudson Corporation**..........    13,562,500

Diversified Electronic Products - 1.7%
        100,000   Matsushita Electric Industrial Company,
                  Ltd., ADR............................    17,450,000

Diversified Manufacture - 1.4%
        200,000   Tyco International Ltd. .............    15,087,500

Electrical Products - 2.3%
        744,300   Raychem Corporation..................    24,050,193

Electronic Data Processing - 1.2%
        740300    Data General Corporation.............    12,163,750

Electronic Data Processing Services - 3.1%
        155,000   Computer Sciences Corporation........     9,987,813
        440,000   Electronic Data Systems Corporation..    22,110,000
                                                         ------------
                                                           32,097,813

Environmental Services - 1.0%
        598,400   Republic Services, Inc., Class A+....    11,033,000

Finance Companies - 2.0%
        170,000   Capital One Financial Corporation....    19,550,000
         59,400   Heller Financial Inc.+...............     1,744,874
                                                         ------------
                                                           21,294,874

Food Distributors - 1.2%
      1,200,000   Fleming Companies, Inc. .............    12,450,000

Hotels/Resorts - 1.1%
        839,300   Host Marriott Corporation............    11,592,831

Integrated Oil Companies - 2.5%
        524,000   Amerada Hess Corporation.............    26,069,000

Major Banks - 1.3%
        215,004   BankAmerica Corporation..............    12,927,000

Major Chemicals - 4.0%
        360,000   Dow Chemical Company**...............    32,737,500
        200,000   Eastman Chemical Company.............     8,950,000
                                                         ------------
                                                           41,687,500

Managed Health Care - 1.6%
      1,000,000   First Health Group Corporation+.....    16,331,250

Medical Specialties - 1.5%
        271,300   Bausch & Lomb Inc. .................    16,278,000

Motor Vehicles - 3.1%
        456,000   General Motors Corporation..........    32,661,000

Movies/Entertainment - 3.0%
        740,000   Fox Entertainment Group, Inc.,
                    Class A+..........................    18,638,750
        200,000   Time Warner, Inc. ..................    12,412,500
                                                       -------------

Multi-Sector Companies - 1.6%
        170,000   Loews Corporation...................    16,702,500

Oil and Gas Production - 1.8%
      2,100,000   Union Pacific Resources Group, Inc.     19,031,250

Oilfield Services/Equipment - 1.0%
        320,000   Schlumberger Ltd. ..................    14,760,000

Other Consumer Services - 0.7%
        375,000   Cendant Corporation.................     7,148,438

Other Metals/Minerals - 1.0%
        225,000   Rio Tinto Plc. Sponsored ADR........    10,195,313


The accompanying notes are an integral part of these financial statements.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                                  Growth Fund

                                  Investments

COMMON STOCK -- continued
        Shares

Packaged Foods -- 1.2%
        436,700  Dole Foods Company. Inc........................  $ 13,101,000

Packaged Goods/Cosmetics - 1.4%
        175,000  Unilever N.V., ADR.............................    14,514,062

Paper - 7.5%
        787,000  Boise Cascade Corporation......................    24.397,000
        425,000  Chesapeake Corporation.........................    15,671.875
        580,000  International Paper Company**..................    25,991,250
        380,000  Westhaco Corporation...........................    10,188,750
                                                                  ------------
                                                                    76,248,875

Printing/Forms - 3.8%
        700,000  Donnelley (R.R.) & Sons Company................    30,668,750
        300,000  World Color Press Inc. ........................     9,131,750
                                                                  ------------

Railroads - 4.9%
        360,000  Canadian National Railway Company..............    29,050,000
        500,000  Union Pacific Corporation......................    22,531,290
                                                                  ------------

Real Estate Investment Trust - 0.1%
         83,930  Crestline Capital Corporation*.................     1,227,476

Savings and Loan Associations - 3.1%
        360,000  Golden West Financial Corporation..............    33,007,500

Specialty Chemicals - 1.3%
        425,000  Nalco Chemical Company.........................    13,175,000

Specialty Steels - 3.0%
        320,000  Carpenter Technology Corporation...............    10,360,000

Telecommunications Equipment - 9.5%
      1,580,000  Aspect Telecommunications Corporation..........    27,551,250
        440,000  Converse Technology, Inc.+**...................    31,226,250
        260,000  Motorola, Inc. ................................    15,876,250
        125,000  Nokla Corporation, Sponsored ADR...............    15,054,688
                                                                  ------------
                                                                    89,708,438

TOTAL COMMON STOCKS
(Cost $823,713,155).............................................   965,383,967
                                                                  ------------

REPURCHASE AGREEMENTS - 7.4%
Principal Amount
$13,000,000      Agreement with Bear Stearns, Tri-Party,
                 5.150% dated 12/31/98, to be repurchased
                 at $13,007,439 on 01/04/99, collateralized
                 by $13,260,000 market value of U.S.
                 government securities, having various
                 maturities and various interest rates..........    13,000,000

 13,357,000      Agreement with Greenwich Capital Markets,
                 Tri-Party, 5.150% dated 12/31/98, to be
                 repurchased at $13,364,643 on 01/03/99,
                 collateralized by $13,624,140 market value
                 of U.S. government securities, having various
                 maturities and various interest rates..........    13,357,000

 19,915,000      Agreement with Paine Webber Group,
                 Tri-Party, 5.150% dated 12/31/98, to be
                 repurchased at $19,926,396 on 01/04/99,
                 collateralized by $20,313,300 market value
                 of U.S. government securities, having various
                 maturities and various interest rates..........    19,915,000

 31,402,000      Agreement with Prudential Securities,
                 Tri-Party, 5.150% dated 12/31/98, to be
                 repurchased at $31,429,969 on 01/04/99,
                 collateralized by $32,030,040 market value
                 of U.S. government securities, having various
                 maturities and various interest rates..........    31,402,000
                                                                  ------------

TOTAL REPURCHASE AGREEMENTS
(Cost $77,674,000)..............................................    77,674,000
                                                                  ------------

TOTAL INVESTMENTS - 99.6%
(Cost $901,387,155*)...........................................  1,044,057,967

OTHER ASSETS AND LIABILITIES - 0.4%
(Net)...........................................................     4,360,293
                                                                 -------------

NET ASSETS - 100.0%...........................................  $1,048,418,260
                                                                --------------

*       Aggregate cost for federal tax purposes.
** Securities on loan at December 31, 1998, which have an aggregate market value of $25,527,809, represent 2.79% of the total net assets of the Fund (see note 4 to Financial Statements).
+       Non-income-producing security.

Abbreviation.
ADR  American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

INVESTMENT REVIEW


Q: HOW DID THE FUND PERFORM FOR THE SIX MONTHS ENDED DECEMBER 31, 1998, AND FOR THE 1998 CALENDAR YEAR?

A: For the six-month period, the Fund was up 0.2%, surpassing the returns for both the Russell 2000 Index and the Russell 2000 Growth Index, which were down-7.1% and -4%, respectively. For the 1998 calendar year, the Fund was up 7.9%, again outpacing the Russell 2000 and the Russell 2000 Growth, which returned-2.6% and 1.2%, respectively.


Q: WHAT LED TO THE FUND'S OUTPERFORMANCE OVER THE SMALL-CAP INDICES?

A: We believe that our disciplined stock selection process drove the Fund's outperformance relative to its benchmark. Our stock selection strategy is to identify small- and micro-cap growth companies with improving business fundamentals that are trading at reasonable valuations before their potential is recognized by the market. We seek companies that we believe could become large, successful growth companies that will provide superior returns. Two good examples of the kind of stocks the Fund's strategy identifies and which performed particularly well over the period are Dominick's Supermarkets, Inc. (which was acquired by Safeway for cash) and Elcor Corporation (3.9% of assets as of 12/31/98).

Dominick's Supermarkets, Inc., a stock we began purchasing in March 1997, is a leading grocery store chain in the Chicago area, a region dominated by two supermarket chains. Eighty percent of the company's store base was new or had been remodeled during the past seven years, and the company was opening new locations. This industry has been undergoing consolidation over the past few years, and Dominick's operates in a very attractive market. On October 13, 1998, Safeway announced that it would acquire Dominick's.

We began investing in Elcor Corporation in August 1997. Elcor is a leading manufacturer of low-cost, high-quality, premium laminated asphalt roofing shingles. Over the years, Elcor has developed and introduced the majority of laminated-product innovations. The company has been able to consistently command premium prices for its products due to their high quality and superior features. Eighty percent of asphalt shingles are used for roofing and remodeling. During the past five years, industry demand for such shingles has grown at an accelerating rate from 10 to 14% per year, and demand continues to be strong. Elcor also has an industrial products business, which includes a rapidly growing conductive coatings division. This business is a leading provider of shielding technologies for cellular phones. Elcor's conductive coating prevents signals emitted from cell phones from interfering with electronic devices like pacemakers. The digital cellular phone market is rapidly growing, and Elcor's customers include the leading telecommunications companies, such as Nokia, Motorola and Lucent.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------

                                 U.S. Emerging
                                  Growth Fund

                             Portfolio Highlights

                                  (Unaudited)

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------
Roger Honour .......................................... Senior Portfolio Manager
Kathryn Peters ........................................ Portfolio Manager
Andrew Pratt, CFA ..................................... Director of Research

--------------------------------------------------------------------------------
FUND PERFORMANCE
--------------------------------------------------------------------------------
                         Average annual total returns
                         for the period ended 12/31/98

--------------------------------------------------------------------------------
                                MONTGOMERY U.S.
                             EMERGING GROWTH FUND

Since inception (12/30/94) ............................................. 20.39%
One Year ...............................................................  7.94%
Three Years ............................................................ 17.77%

--------------------------------------------------------------------------------
                              RUSSELL 2000 INDEX

Since 12/30/94 ......................................................... 15.57%
One Year ............................................................... (2.54)%
Three Years ............................................................ 11.56%

--------------------------------------------------------------------------------
Past performance is not guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

                         FIRST DATA INVESTOR SERVICES
                       MUTUAL FUND HYPOTHETICAL ANALYSIS

                                                                        01/09/99

MONTGOMERY US EMERGING GROWTH(R)
Initial Investment:     $10,000    Period: 12/30/94 - 12/98
This is a no load fund.

                                                          Growth                   Value of               Growth of
                                                          Initial                  Reinvested             Investment with
    Date                  NAV                             Investment               Distribution           Distributions Reiinvested
    12/30/94             12.00                               $10,000                 $    0                       $10,000
    12/94                12.00                               $10,000                 $    0                       $10,000
    01/95                12.10                               $10,083                 $    0                       $10,083
    02/95                12.25                               $10,208                 $    0                       $10,208
    03/95                12.67                               $10,558                 $    0                       $10,558
    04/95                12.82                               $10,683                 $    0                       $10,683
    05/95                12.95                               $10,792                 $    0                       $10,792
    06/95                13.75                               $11,458                 $    0                       $11,458
    07/95                14.50                               $12,083                 $    0                       $12,083
    08/95                14.75                               $12,292                 $    0                       $12,292
    09/95                14.97                               $12,475                 $    0                       $12,475
    10/95                14.47                               $12,058                 $    0                       $12,058
    11/95                14.93                               $12,442                 $  129                       $12,571
    12/95                15.28                               $12,733                 $  133                       $12,866
    01/96                15.19                               $12,658                 $  132                       $12,790
    02/96                15.63                               $13,025                 $  136                       $13,161
    03/96                16.14                               $13,450                 $  140                       $13,590
    04/96                17.52                               $14,600                 $  152                       $14,752
    05/96                18.81                               $15,675                 $  163                       $15,838
    06/96                17.82                               $14,850                 $  155                       $15,005
    07/96                15.99                               $13,325                 $  139                       $13,464
    08/96                16.72                               $13,933                 $  146                       $14,079
    09/96                17.32                               $14,433                 $  151                       $14,584
    10/96                16.26                               $13,550                 $  994                       $14,544
    11/96                16.62                               $13,850                 $1,016                       $14,866
    12/96                16.91                               $14,092                 $1,234                       $15,326
    01/97                17.67                               $14,725                 $1,290                       $16,015
    02/97                16.64                               $13,867                 $1,215                       $15,082
    03/97                15.99                               $13,325                 $1,168                       $14,493
    04/97                15.93                               $13,275                 $1,163                       $14,438
    05/97                17.73                               $14,775                 $1,295                       $16,070
    06/97                19.00                               $15,833                 $1,388                       $17,221
    07/97                20.06                               $16,717                 $1,464                       $18,181
    08/97                21.04                               $17,533                 $1,537                       $19,070
    09/97                22.53                               $18,775                 $1,645                       $20,420
    10/97                21.80                               $18,167                 $1,591                       $19,758
    11/97                21.42                               $17,850                 $1,564                       $19,414
    12/97                20.31                               $16,925                 $2,547                       $19,472
    01/98                20.37                               $16,975                 $2,555                       $19,530
    02/98                21.95                               $18,282                 $2,753                       $21,045
    03/98                22.88                               $19,067                 $2,869                       $21,936

Prepared by The Performance Measurements and Analytics Department.

                         FIRST DATA INVESTOR SERVICES
                       MUTUAL FUND HYPOTHETICAL ANALYSIS

                                                                        01/09/99

MONTGOMERY US EMERGING GROWTH(R)
Initial Investment:     $10,000    Period: 12/30/94 - 12/98
This is a no load fund.

                                                          Growth                   Value of               Growth of
                                                          Initial                  Reinvested             Investment with
    Date                  NAV                             Investment               Distribution           Distributions Reiinvested
    04/98                22.87                               $19,058                 $2,869                       $21,927
    05/98                21.97                               $18,308                 $2,756                       $21,064
    06/98                21.87                               $18,225                 $2,743                       $20,968
    07/98                20.36                               $16,967                 $2,553                       $19,520
    08/98                17.30                               $14,417                 $2,017                       $16,587
    09/98                18.10                               $15,083                 $2,271                       $17,354
    10/98                19.29                               $16,075                 $2,419                       $18,494
    11/98                20.40                               $17,000                 $2,559                       $19,559
    12/98                20.70                               $17,250                 $3,768                       $21,018

Prepared by The Performance Measurements and Analytics Department.

                       Russell 2000 Index /1/ Growth $10,000

01/13/1999

              12/31/1994    01/31/1995    02/20/1995    03/31/1995    04/30/1995    05/31/1995   06/30/1995  07/31/1995   08/31/1995
              01/31/1995    02/28/1995    03/31/1995    04/30/1995    05/31/1995    06/30/1995   07/31/1995  08/31/1995   09/30/1995
Fund          Sys Inv       Sys Inv       Sys Inv       Sys Inv       Sys Inv       Sys Inv      Sys Inv     Sys Inv      Sys Inv
Name          Tot Return    Tot Return    Tot Return    Tot Return    Tot Return    Tot Return   Tot Return  Tot Return   Tot Return
------------- ------------  ------------  -----------   ------------  ------------  -----------  ----------- -----------  ----------
Securities
 Indices

Russell 2000
  IX  Tr         9873.83      10284.57      10461.69      10694.31      10878.20      11442.51     12101.62    12351.96     12572.55

                                        Source: Lipper Analytical Services, Inc.

                       Russell 2000 Index Growth $10,000

01/13/1999

              09/30/1995    10/31/1995    11/30/1995    12/31/1995    01/31/1996    02/29/1996   03/31/1996  04/30/1996   05/31/1996
              10/31/1995    11/30/1995    12/31/1995    01/31/1996    02/29/1996    03/31/1996   04/30/1996  05/31/1996   06/30/1996
Fund          Sys Inv       Sys Inv       Sys Inv       Sys Inv       Sys Inv       Sys Inv      Sys Inv     Sys Inv      Sys Inv
Name          Tot Return    Tot Return    Tot Return    Tot Return    Tot Return    Tot Return   Tot Return  Tot Return   Tot Return
------------- ------------  ------------  -----------   ------------  ------------  -----------  ----------- -----------  ----------
Securities
 Indices

Russell 2000
  IX  Tr        12010.28      12514.88      12845.08      12831.26      13231.21      13500.53     14222.42    14782.93     14175.90

                                        Source: Lipper Analytical Services, Inc.

                       Russell 2000 Index Growth $10,000

01/13/1999

              06/30/1996    07/31/1996    08/31/1996    09/30/1996    10/31/1996    11/30/1996   12/31/1996  01/31/1997   02/28/1997
              07/31/1996    08/31/1996    09/30/1996    10/31/1996    11/30/1996    12/31/1996   01/31/1997  02/28/1997   03/31/1997
Fund          Sys Inv       Sys Inv       Sys Inv       Sys Inv       Sys Inv       Sys Inv      Sys Inv     Sys Inv      Sys Inv
Name          Tot Return    Tot Return    Tot Return    Tot Return    Tot Return    Tot Return   Tot Return  Tot Return   Tot Return
------------- ------------  ------------  -----------   ------------  ------------  -----------  ----------- -----------  ----------
Securities
 Indices

Russell 2000
  IX  Tr        12937.78      13688.94      14223.91      14004.72      14581.77      14963.96     15262.94    14892.86     14190.13

                                        Source: Lipper Analytical Services, Inc.

                       Russell 2000 Index Growth $10,000

01/13/1999

              03/31/1997    04/30/1997    05/31/1997    06/30/1997    07/31/1997    08/31/1997   09/30/1997  10/31/1997   11/30/1997
              04/30/1997    05/31/1997    06/30/1997    07/31/1997    08/31/1997    09/30/1997   10/31/1997  11/30/1997   12/31/1997
Fund          Sys Inv       Sys Inv       Sys Inv       Sys Inv       Sys Inv       Sys Inv      Sys Inv     Sys Inv      Sys Inv
Name          Tot Return    Tot Return    Tot Return    Tot Return    Tot Return    Tot Return   Tot Return  Tot Return   Tot Return
------------- ------------  ------------  -----------   ------------  ------------  -----------  ----------- -----------  ----------
Securities
 Indices

Russell 2000
  IX  Tr        14229.86      15812.93      16490.60      17257.93      17652.82      18944.89     18112.67    17995.51     18310.49

                                        Source: Lipper Analytical Services, Inc.

                       Russell 2000 Index Growth $10,000

01/13/1999

              12/31/1997    01/31/1998    02/28/1998    03/31/1998    04/30/1998    05/31/1998   06/30/1998  07/31/1998   08/31/1998
              01/31/1998    02/28/1998    03/31/1998    04/30/1998    05/31/1998    06/30/1998   07/31/1998  08/31/1998   09/30/1998
Fund          Sys Inv       Sys Inv       Sys Inv       Sys Inv       Sys Inv       Sys Inv      Sys Inv     Sys Inv      Sys Inv
Name          Tot Return    Tot Return    Tot Return    Tot Return    Tot Return    Tot Return   Tot Return  Tot Return   Tot Return
------------- ------------  ------------  -----------   ------------  ------------  -----------  ----------- -----------  ----------
Securities
 Indices

Russell 2000
  IX  Tr        18021.18      19353.72      20151.92      20263.42      19172.09      19212.42     17657.10    14228.45     15341.93

                                        Source: Lipper Analytical Services, Inc.


                       Russell 2000 Index Growth $10,000

01/13/1999

              09/30/1998  10/31/1998   11/31/1998
              10/31/1998  11/30/1998   12/31/1998
              Sys Inv     Sys Inv      Sys Inv
              Tot Return  Tot Return   Tot Return
              ----------- -----------  ----------
Securities
 Indices

Russell 2000
  IX  Tr        15967.59      16804.16    17844.03

                                        Source: Lipper Analytical Services, Inc.

                     Lipper/2/ Small Cap Fund Growth $10,000

01/15/1999    SUMMARY

                      12/31/1994    01/31/1995    02/28/1995    03/31/1995    04/30/1995    05/31/1995   06/30/1995  07/31/1995
                      01/31/1995    02/28/1995    03/31/1995    04/30/1995    05/31/1995    06/30/1995   07/31/1995  08/31/1995
Fund            Inv   Sys Inv       Sys Inv       Sys Inv       Sys Inv       Sys Inv       Sys Inv      Sys Inv     Sys Inv
Name            Obj   Tot Return    Tot Return    Tot Return    Tot Return    Tot Return    Tot Return   Tot Return  Tot Return
-------------  -----  ------------  ------------  -----------   ------------  ------------  -----------  ----------- -----------
Small-Cap
Funds

Average/Total            9897.15      10300.98     10580.81       10724.75      10897.60     11543.39     12409.43    12608.54

                                        Source: Lipper Analytical Services, Inc.

                     Lipper/2/ Small Cap Fund Growth $10,000

01/15/1999    SUMMARY

              08/31/1995    09/30/1995    10/31/1995    11/30/1995    12/31/1995    01/31/1996   02/29/1996  03/31/1996   04/30/1996
              09/30/1995    10/31/1995    11/30/1995    12/31/1995    01/31/1996    02/29/1996   03/31/1996  04/30/1996   05/31/1996
              Sys Inv       Sys Inv       Sys Inv       Sys Inv       Sys Inv       Sys Inv      Sys Inv     Sys Inv      Sys Inv
              Tot Return    Tot Return    Tot Return    Tot Return    Tot Return    Tot Return   Tot Return  Tot Return   Tot Return
              ------------  ------------  -----------   ------------  ------------  -----------  ----------- -----------  ----------
Small-Cap
Funds

Average/Total    12928.95      12521.45     13010.66       13210.65      13116.00     13652.18     14005.77    15049.34    15668.06

                                        Source: Lipper Analytical Services, Inc.

                     Lipper/2/ Small Cap Fund Growth $10,000

01/15/1999   SUMMARY

              05/31/1996    06/30/1996    07/31/1996    08/31/1996    09/30/1996    10/31/1996   11/30/1996  12/31/1996   01/31/1997
              06/30/1996    07/31/1996    08/31/1996    09/30/1996    10/31/1996    11/30/1996   12/31/1996  01/31/1997   02/28/1997
              Sys Inv       Sys Inv       Sys Inv       Sys Inv       Sys Inv       Sys Inv      Sys Inv     Sys Inv      Sys Inv
              Tot Return    Tot Return    Tot Return    Tot Return    Tot Return    Tot Return   Tot Return  Tot Return   Tot Return
              ------------  ------------  -----------   ------------  ------------  -----------  ----------- -----------  ----------
Small-Cap
Funds

Average/Total    15047.37      13737.34     14570.38       15324.80      15005.54     15455.85     15659.48    16045.25    15331.97

                                        Source: Lipper Analytical Services, Inc.


                     Lipper/2/ Small Cap Fund Growth $10,000

01/15/1999   SUMMARY

              02/28/1997    03/31/1997    04/30/1997    05/31/1997    06/30/1997    07/31/1997   08/31/1997   09/30/1997  10/31/1997
              03/31/1997    04/30/1997    05/31/1997    06/30/1997    07/31/1997    08/31/1997   09/30/1997   10/31/1997  11/30/1997
              Sys Inv       Sys Inv       Sys Inv       Sys Inv       Sys Inv       Sys Inv      Sys Inv     Sys Inv      Sys Inv
              Tot Return    Tot Return    Tot Return    Tot Return    Tot Return    Tot Return   Tot Return  Tot Return   Tot Return
              ------------  ------------  -----------   ------------  ------------  -----------  ----------- -----------  ----------
Small-Cap
Funds

Average/Total    14532.99      14445.24     16159.27       16991.53     18033.56      18343.50     19724.27    18837.26    18567.54

                                        Source: Lipper Analytical Services, Inc.


                     Lipper/2/ Small Cap Fund Growth $10,000

01/15/1999   SUMMARY

              11/30/1997    12/31/1997    01/31/1998    02/28/1998    03/31/1998    04/30/1998   05/31/1998  06/30/1998   07/31/1998
              12/31/1997    01/31/1998    02/28/1998    03/31/1998    04/30/1998    05/31/1998   06/30/1998  07/31/1998   08/31/1998
              Sys Inv       Sys Inv       Sys Inv       Sys Inv       Sys Inv       Sys Inv      Sys Inv     Sys Inv      Sys Inv
              Tot Return    Tot Return    Tot Return    Tot Return    Tot Return    Tot Return   Tot Return  Tot Return   Tot Return
              ------------  ------------  -----------   ------------  ------------  -----------  ----------- -----------  ----------
Small-Cap
Funds

Average/Total    18709.52      18380.88     19802.31       20705.52     20852.29      19651.07     19838.51    18395.67    14667.09

                                        Source: Lipper Analytical Services, Inc.

                     Lipper/2/ Small Cap Fund Growth $10,000

01/15/1999   SUMMARY

              08/31/1998    09/30/1998    10/31/1998    11/30/1998
              09/30/1998    10/31/1998    11/30/1998    12/31/1998
              Sys Inv       Sys Inv       Sys Inv       Sys Inv
              Tot Return    Tot Return    Tot Return    Tot Return
              ------------  ------------  -----------   ------------
Small-Cap
Funds

Average/Total    15559.86      16200.01     17251.38       18548.25

                                        Source: Lipper Analytical Services, Inc.

/1/ The Russell 2000 Index is a capitalization-weighted total return index that includes the smallest 2,000 companies within the Russell 3000 Index.

/2/  The Lipper Small Cap Funds Average Universe consists of 288 funds.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                          U.S. Emerging Growth Funds

                             Portfolio Highlights

--------------------------------------------------------------------------------
TOP TEN HOLDINGS
--------------------------------------------------------------------------------
                      (as percentage of total net assets)

Duane Reade, Inc. ........................................................  4.0%
HA-LO Industries, Inc. ...................................................  3.9%
Elcor Corporation.........................................................  3.9%
Manitowoc Company, Inc. ..................................................  3.6%
On Assignment Inc.........................................................  3.3%
Linens 'N Things, Inc. ...................................................  3.1%
TMP WorldWide, Inc. ......................................................  3.0%
Moog, Inc., Class A.......................................................  3.0%
Metro Networks, Inc. .....................................................  2.7%
Applied Power, Inc., Class A..............................................  2.5%

--------------------------------------------------------------------------------
TOP FIVE INDUSTRIES
--------------------------------------------------------------------------------
                     (as a percentage of total net assets)

Diversified Commercial Services........................................... 18.7%
Advertising...............................................................  5.1%
Building Products.........................................................  4.7%
Computer Software.........................................................  4.0%
Drug Store Chains.........................................................  4.0%

Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities.

There are risks associated with investing in small-cap companies, which tend to be more volatile and less liquid than stocks of large companies, including the increased risks of price fluctuations.

Q: PLEASE GIVE AN EXAMPLE OF A NEW PURCHASE DURING THE PAST SIX MONTHS.

A: A new purchase was AnnTaylor Stores (2.3% of assets as of 12/31/98). A retailer of women's apparel, AnnTaylor was initially identified through our quantitative screen as much improved merchandise was leading to higher sales with lower markdowns and therefore improved margins and earnings growth. We accumulated our position during the market turmoil at the end of September and early October, and the company's financial performance has continued to exceed Wall Street expectations.

Q: HOW DID YOU MANAGE THE FUND DURING LATE SEPTEMBER AND EARLY OCTOBER?

A: We used the market turmoil to our advantage, adding to existing positions where we knew the fundamentals of the companies were strong. We also initiated some new positions in stocks we had liked for some time but whose valuations had been too expensive prior to the market decline. As a result, the Fund was well positioned to take advantage of the small-cap rally that began in October.


Q: WHY IS NOW A GOOD TIME TO BE INVESTED IN THE U.S. EMERGING GROWTH FUND?

A: Over the past few years, the returns of large-cap stocks have far exceeded those of the smaller-cap issues, causing a significant valuation disparity between the two groups. We consider the valuations of many large-cap companies to be expensive, particularly given a slowdown in corporate earnings. In contrast, we believe that small-cap stocks, such as those held in the Montgomery U.S. Emerging Growth Fund, will offer the best combination of growth and value in the market, and therefore provide an opportunity for tremendous upside potential.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                                 U.S Emerging
                                 Growth Fund

                                  Investments

PORTFOLIO INVESTMENTS

December 31, 1998 (Unaudited)

COMMON STOCKS -- 92.7%
  Shares                                                          Value (Note 1)
ADVERTISING -- 5.1%
    100,000   Ackerley Group Inc. ............................. $    1,825,000
    200,000   Snyder Communications Inc.** ....................      6,750,000
    287,500   TMP Worldwide, Inc.** ...........................     12,236,719
                                                                    ----------
                                                                    20,811,719

AEROSPACE -- 3.0%
    310,100   Moog, Inc., Class A+ ............................     12,132,663

AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER -- 0.6%
    200,000   Donnelly Corporation.............................      2,600,000

BROADCASTING -- 2.7%
    260,000   Metro Networks, Inc.+ ...........................     11,066,250

BUILDING MATERIALS -- 0.7%
    135,000   Republic Group Inc. .............................      2,708,437

BUILDING PRODUCTS -- 4.7%
    491,000   Elcor Corporation................................     15,865,436
    350,000   Interface, Inc. .................................      3,248,438
                                                                    ----------
                                                                    19,113,874

CATALOG/SPECIALTY DISTRIBUTION -- 0.7%
    200,500   Coldwater Creek, Inc. ...........................      2,781,938

CLOTHING/SHOE/ACCESSORY STORES -- 2.3%
    240,000   Ann Taylor Stores Corporation**+..................     9,465,000

COMPUTER SOFTWARE -- 4.0%
    317,500   Indus International, Inc. .......................      2,212,578
    310,000   Micros Systems, Inc.+ ...........................     10,075,000
    325,000   Platinum Software Corporation+...................      4,143,750
                                                                    ----------
                                                                    16,431,328

CONSTRUCTION/AGRICULTURE EQUIPMENT/TRUCKS -- 3.6%
    335,000   Manitowoc Company, Inc. .........................     14,865,625

CONTRACT DRILLING -- 0.3%
    144,800   R&B Falcon Corporation+ .........................      1,104,100

DIVERSIFIED COMMERCIAL SERVICES -- 18.7%
    100,000   Acxiom Corporation+ .............................      3,093,750
    290,000   Administaff, Inc.**+ ............................      7,250,000
    140,000   AptarGroup, Inc. ................................      3,928,750
    101,500   Bell & Howell Company+ ..........................      3,837,969
    234,000   Caribiner International, Inc.** .................      2,135,250
    425,000   HA-LO Industries, Inc.+ .........................     15,990,625
    400,000   Intelligroup, Inc.** ............................      7,125,000
    250,000   Maximus,Inc.+ ...................................      9,250,000
    396,000   On Assignment Inc.+ .............................     13,525,874
    200,000   Personnel Group of America Inc.+ ................      3,500,000
    320,000   Romac International, Inc.+ ......................      7,100,000
                                                                    ----------
                                                                    76,737,218

DRUG STORE CHAINS -- 4.0%
    425,000   Duane Reade, Inc. ............................... $   16,362,500

Share                                                             Value (Note 1)

ELECTRICAL PRODUCTS -- 1.5%
    120,000   ITI Technologies, Inc.+ .........................      3,735,000
    160,000   Kollmorgen Corporation...........................      2,440,000
                                                                     ---------
                                                                     6,175,000

ELECTRONIC COMPONENTS -- 2.0%
    240,000   Plexus Corporation+ .............................      8,085,000

ENGINEERING AND CONSTRUCTION -- 1.9%
    232,000   Granite Construction, Inc. ......................      7,786,500

ENVIRONMENTAL SERVICES -- 2.2%
    240,000   Casella Waste Systems, Inc., Class A ............      8,895,000

FOOD DISTRIBUTORS -- 0.9%
    343,000   Fleming Companies, Inc. .........................      3,561,738

HOME FURNISHINGS -- 1.7%
     75,000   Ethan Allen Interiors, Inc. .....................      3,075,000
    150,730   Pillowtex Corporation............................      4,032,028
                                                                     ---------
                                                                     7,107,028

HOMEBUILDING -- 2.0%
    180,000   Champion Enterprises, Inc.+ .....................      4,927,500
    120,000   Kaufman & Broad Home Corporation** ..............      3,450,000
                                                                     ---------
                                                                     8,377,500

INDUSTRIAL MACHINERY/COMPONENTS -- 2.5%
    275,000   Applied Power, Inc., Class A.....................     10,381,250

INVESTMENT MANAGERS -- 1.7%
    300,000   Waddell & Reed Financial, Inc., Class A..........      7,106,250

MAJOR PHARMACEUTICALS -- 2.1%
    485,000   Catalytica, Inc. ................................      8,760,312

MEDICAL SPECIALTIES -- 1.0%
    190,000   Cooper Companies, Inc.+ .........................      3,930,625

METAL FABRICATIONS -- 0.5%
    220,000   Encore Wire Corporation+ ........................      2,035,000

MILITARY/GOVERNMENT/TECHNICAL -- 0.4%
     84,300   Cubic Corporation................................      1,580,625

NEWSPAPERS -- 1.0%
    290,000   Hollinger International Inc. ....................      4,041,875

OFFICE/PLANT AUTOMATION -- 0.7%
     62,000   Kronos, Inc.+ ...................................      2,757,062

The accompanying notes are an integral part of these financial statements.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                                 U.S Emerging
                                 Growth Fund

                                  Investments

COMMON STOCKS -- CONTINUED
    Shares                                                       Value (Note 1)
OIL AND GAS PRODUCTION -- 0.5%
    350,000   Belco Oil & Gas Corporation......................   $   1,946,875

OILFIELD SERVICES/EQUIPMENT -- 0.6%
    290,000   Varco International Inc.+ .......................       2,247,500

OTHER CONSUMER SERVICES -- 1.4%
    140,000   Regis Corporation................................       5,595,625

OTHER SPECIALTY STORES -- 3.1%
    325,000   Linens 'N Things, Inc.+ .........................      12,878,125

PACKAGE GOODS/COSMETICS -- 1.4%
    370,000   Playtex Products, Inc.+ .........................       5,943,125

RESTAURANTS -- 2.2%
    145,000   CEC Entertainment Inc.+ .........................       4,023,750
    250,000   Consolidated Products, Inc. .....................       5,156,250
                                                                      ---------
                                                                      9,180,000

SAVINGS AND LOAN ASSOCIATIONS -- 1.8%
    190,000   Bank United Corporation, Class A.................       7,439,688

SPECIALTY CHEMICALS -- 0.5%
    203,500   Tetra Technologies, Inc.+ .......................       2,213,063

SPECIALTY FOODS/CANDY -- 3.0%
    200,000   Celestial Seasonings, Inc. ......................       5,531,250
    155,000   Nature's Sunshine Products, Inc. ................       2,344,375
     90,000   Suiza Foods Corporation+ ........................       4,584,374
                                                                     ----------
                                                                     12,459,999

SPECIALTY INSURERS -- 0.8%
    138,000   American Corporation+ ...........................       3,372,375

TELECOMMUNICATIONS EQUIPMENT -- 2.8%
    270,000   Aspect Telecommunications Corporation............       4,708,125
     55,000   Comverse Technology, Inc.+ ......................       3,903,281
    153,000   Harmonic Lightwaves, Inc.+ ......................       2,883,094
                                                                     ----------
                                                                     11,494,500

TRUCKING -- 2.1%
    315,000   Swift Transportation Company, Inc.+ .............       8,760,938

TOTAL COMMON STOCKS
(Cost $269,790,527)............................................     380,293,230
                                                                    -----------

REPURCHASE AGREEMENTS -- 7.4%

Principal Amount                                                  Value (Note)1

$15,541,000      Agreement with Paine Webber Group, Tri-Party,
                 5.150% dated 12/31/98, to be repurchased at
                 $15,549,893 on 01/04/99, collateralized by
                 $15,851,820 market value of U.S. government
                 securities, having various maturities and
                 various interest rates........................   $  15,541,000

15,000,000       Agreement with Prudential Securities,
                 Tri-Party, 5.150% dated 12/31/98, to be
                 repurchased at $15,008,583 on 01/04/99,
                 collateralized by $15,300,000 market value of
                 U.S. government securities, having various
                 maturities and various interest rates.........      15,000,000
                                                                     ----------

TOTAL REPURCHASE AGREEMENTS
(Cost $30,541,000).............................................      30,541,000
                                                                     ----------

TOTAL INVESTMENTS -- 100.1%
(Cost $300,331,527*)...........................................     410,834,230

OTHER ASSETS AND LIABILITIES -- (0.1)%
(Net)..........................................................        (493,486)

NET ASSETS -- 100.0% ..........................................   $ 410,340,744
                                                                    ===========

*    Aggregate cost for federal tax purposes.
** Securities on loan at December 31,1998, which have an aggregate market value of $30,865,762, represent 7.5% of the total net assets of the Fund (see note 4 to Financial Statements).
+    Non-income-producing security.

The accompanying notes are an integral part of these financial statements.

INVESTMENT REVIEW


Q: HOW DID THE FUND PERFORM OVER THE SECOND HALF OF 1998?

A: After a disappointing third quarter, the Fund realized a dramatic turnaround in the fourth quarter, returning 29% against its small-cap benchmark, the Russell 2000 Index, which returned 16.3%. This was not enough to offset third-quarter losses, however. As a result, the Fund returned -12.8% for the six-month period ended December 31, 1998, versus the benchmark return of -7.1%.


Q: WHAT FACTORS AFFECTED PERFORMANCE MOST OVER THIS PERIOD?

A: The Montgomery Small Cap Fund's performance over the second half of the year was hurt by the extreme volatility of the U.S. stock market during the third quarter. Fears of global recession spurred a general flight to the perceived safety of the U.S. Treasury market. Small-cap issues suffered disproportionately as investors who remained in the market signaled a preference for highly liquid, lower-risk brand-name stocks. Poor liquidity compounded the effects of negative sentiment toward small-caps. While the large-cap benchmark S&P 500 Index suffered a 9.9% loss during the quarter, the Russell 2000 was down by 20.2%. The Fund was caught up in this general negative reaction to small-cap issues, and some of its holdings, such as ICG Communications (4% of assets as of 12/31/98), were sold down more than others, detracting from the portfolio's overall performance.

The Fund also benefited from the turnaround in sentiment in the fourth quarter as small-caps concluded a difficult year with a strong resurgence. The rally in small-cap growth stocks since early October can only be described as explosive. While the Dow Jones Industrial Average rose 23% from the lows of October 8 and the S&P 500 rose a dramatic 33%, smaller stocks posted an even greater rise. Measured from the early-October lows, the Russell 2000 was up 39%. Further, the growth component of the Russell 2000 was up 54%, versus a rise of 24% in the Russell 2000 Value Index. Since the October 8 low, the Fund is up by 60%.


Q: DID THE COMPOSITION OF THE FUND CHANGE MUCH IN
RESPONSE TO VOLATILE MARKET CONDITIONS?

A: There were no material changes in the positioning of the Fund. Most of the returns both relative and absolute came from the unrealized gains and losses of the stocks in the portfolio. Bearing in mind that our investment process focuses on bottom-up stock selection, it is interesting to note that the sector allocations that resulted from our stock selection worked to the Fund's advantage relative to the Russell 2000 Value and the Russell 2000 Growth Indices in the fourth quarter.

Relative to the Russell 2000 Index, the largest overweights in the Fund during the quarter were in consumer services, health care, business services and communications (telecom). While the Russell 2000 Index as a whole returned 16% for the quarter, these sectors returned 24%, 25%, 18% and 22%, respectively.


                            ----------------------
                             THE MONTGOMERY FUNDS
                            ----------------------
                                Small Cap Fund

                             Portfolio  Highlights

                                  (Unaudited)

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------
Stuart Roberts......................................... Senior Portfolio Manager
Brad Kidwell...........................................        Portfolio Manager
Cam Philpott, CFA......................................        Portfolio Manager


--------------------------------------------------------------------------------
FUND PERFORMANCE
--------------------------------------------------------------------------------
                         Average annual total returns
                      for the period ended April 12/31/98

--------------------------------------------------------------------------------
                           MONTGOMERY SMALL CAP FUND

Since inception (7/13/90)...............................................  17.55%
One year................................................................ (7.93)%
Five years..............................................................  10.49%

--------------------------------------------------------------------------------
                              RUSSELL 2000 INDEX

Since 7/31/90...........................................................  13.11%
One year................................................................ (2.54)%
Five years..............................................................  11.87%

--------------------------------------------------------------------------------
Past performance is no guarantee of future results, Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Fund performance presented is for Class R shares.

                        GROWTH OF A $10,000 INVESTMENT

                         FIRST DATA INVESTOR SERVICES
                       MUTUAL FUND HYPOTHETICAL ANALYSIS


MONTGOMERY SMALL CAP(R)
Initial Investment:      $10,000   Period: 07/13/90 - 12/98
This is no load fund.

                                        Growth of           Value of                 Growth of
                                        Initial             Reinvested               Investment with
     Date                NAV            Investment          Distributions            Distributions Reinvested
     07/13/90           10.62             $10,000             $     0                     $10,000
     07/90              10.13             $ 9,539             $     0                     $ 9,539
     08/90               9.10             $ 8,569             $     0                     $ 8,569
     09/90               8.34             $ 7,853             $     0                     $ 7,853
     10/90               8.02             $ 7,552             $     0                     $ 7,552
     11/90               8.66             $ 8,154             $     0                     $ 8,154
     12/90               9.35             $ 8,804             $    16                     $ 8,820
     01/91              10.66             $10,038             $    17                     $10,055
     02/91              12.00             $11,299             $    20                     $11,319
     03/91              13.05             $12,288             $    22                     $12,310
     04/91              12.81             $12,062             $    21                     $12,083
     05/91              13.76             $12,957             $    22                     $12,979
     06/91              13.24             $12,467             $    22                     $12,489
     07/91              11.82             $11,130             $ 2,634                     $13,764
     08/97              12.81             $12,062             $ 2,855                     $14,917
     09/91              13.20             $12,429             $ 2,962                     $15,371
     10/91              14.07             $13,249             $ 3,135                     $16,384
     11/91              13.15             $12,382             $ 2,931                     $15,313
     12/91              14.18             $13,352             $ 4,177                     $17,529
     01/92              14.89             $14,021             $ 4,386                     $18,607
     02/92              14.86             $13,992             $ 4,378                     $18,370
     03/92              14.19             $13,362             $ 4,179                     $17,541
     04/92              13.43             $12,646             $ 3,956                     $16,602
     05/92              13.41             $12,627             $ 3,950                     $16,577
     06/92              12.90             $12,147             $ 3,800                     $15,947
     07/92              13.25             $12,476             $ 3,903                     $16,379
     08/92              12.76             $11,996             $ 3,753                     $15,749
     09/92              13.13             $12,363             $ 3,868                     $16,231
     10/92              13.58             $12,787             $ 4,000                     $16,787
     11/92              15.16             $14,275             $ 4,465                     $18,740
     12/92              15.54             $14,633             $ 4,577                     $19,210
     01/93              15.77             $14,849             $ 4,646                     $19,495
     02/93              15.01             $14,134             $ 4,421                     $18,555
     03/93              15.69             $14,774             $ 4,622                     $19,396
     04/93              15.27             $14,379             $ 4,497                     $18,876
     05/93              16.44             $15,480             $ 4,843                     $20,323
     06/93              16.83             $15,847             $ 4,958                     $20,805
     07/93              16.94             $15,951             $ 4,990                     $20,941
     08/93              17.67             $16,638             $ 5,755                     $22,393
     09/93              18.49             $17,411             $ 6,021                     $23,432
     10/93              19.23             $18,107             $ 6,262                     $24,369

Prepared by The Performance Measurements and Analytics Department.

                         FIRST DATA INVESTOR SERVICES
                       MUTUAL FUND HYPOTHETICAL ANALYSIS


MONTGOMERY SMALL CAP(R)
Initial Investment:      $10,000   Period: 07/13/90 - 12/98
This is no load fund.

                                        Growth of           Value of                 Growth of
                                        Initial             Reinvested               Investment with
     Date                NAV            Investment          Distributions            Distributions Reinvested
     11/93              16.74             $15,763             $ 6,861                     $22,624
     12/93              17.67             $16,638             $ 7,243                     $23,881
     01/94              18.24             $17,175             $ 7,476                     $24,651
     02/94              17.99             $16,940             $ 7,373                     $24,313
     03/94              16.87             $15,885             $ 6,915                     $22,800
     04/94              16.87             $15,885             $ 6,915                     $22,800
     05/94              16.02             $15,085             $ 6,566                     $21,651
     06/94              15.15             $14,266             $ 6,209                     $20,475
     07/94              15.61             $14,699             $ 6,398                     $21,097
     08/94              17.02             $16,026             $ 6,976                     $23,002
     09/94              16.81             $15,829             $ 6,889                     $22,718
     10/94              16.64             $15,669             $ 6,820                     $22,489
     11/94              14.94             $14,068             $ 7,407                     $21,475
     12/94              14.96             $14,087             $ 7,416                     $21,503
     01/95              14.96             $14,068             $ 7,407                     $21,475
     02/95              15.47             $14,567             $ 7,669                     $22,236
     03/95              15.87             $14,944             $ 7,867                     $22,811
     04/95              15.84             $14,915             $ 7,853                     $22,768
     05/95              16.15             $15,207             $ 8,007                     $23,214
     06/95              17.11             $16,111             $ 8,483                     $24,594
     07/95              18.16             $17,100             $ 9,003                     $26,103
     08/95              19.00             $17,891             $ 9,419                     $27,310
     09/95              19.36             $18,230             $ 9,598                     $27,828
     10/95              18.37             $17,298             $ 9,107                     $26,405
     11/95              17.16             $16,158             $11,118                     $27,276
     12/95              18.28             $17,213             $11,843                     $29,056
     01/96              18.25             $17,185             $11,823                     $29,008
     02/96              18.96             $17,853             $12,284                     $30,137
     03/96              19.83             $18,672             $12,847                     $31,519
     04/96              21.05             $19,821             $13,638                     $33,459
     05/96              22.26             $20,960             $14,422                     $35,382
     06/96              21.55             $20,292             $13,961                     $34,253
     07/96              20.03             $18,861             $12,976                     $31,837
     08/96              20.79             $19,576             $13,469                     $33,045
     09/96              21.89             $20,612             $14,182                     $34,794
     10/96              19.07             $17,957             $16,079                     $34,036
     11/96              19.57             $18,427             $16,502                     $34,929
     12/96              18.40             $17,326             $17,161                     $34,487
     01/97              18.75             $17,655             $17,488                     $35,143
     02/97              17.68             $16,648             $16,490                     $33,138
     03/97              16.25             $15,301             $15,156                     $30,457

Prepared by The Performance Measurements and Analytics Department.


                         FIRST DATA INVESTOR SERVICES
                       MUTUAL FUND HYPOTHETICAL ANALYSIS
                                                                        01/09/99

MONTGOMERY SMALL CAP(R)
Initial Investment:      $10,000   Period: 07/13/90 - 12/98
This is no load fund.

                                        Growth of           Value of                 Growth of
                                        Initial             Reinvested               Investment with
     Date                NAV            Investment          Distributions            Distributions Reinvested
     04/97              15.85             $14,925             $14,783                     $29,708
     05/97              18.31             $17,241             $17,077                     $34,318
     06/97              19.52             $18,380             $18,206                     $36,586
     07/97              20.61             $19,407             $19,222                     $38,629
     08/97              20.74             $19,529             $19,344                     $38,873
     09/97              22.89             $21,554             $21,349                     $42,903
     10/97              22.21             $20,913             $20,715                     $41,628
     11/97              22.06             $20,772             $20,575                     $41,347
     12/97              19.64             $18,493             $24,223                     $42,716
     01/98              18.74             $17,646             $23,113                     $40,759
     02/98              20.78             $19,567             $25,628                     $45,195
     03/98              21.95             $20,669             $27,071                     $47,740
     04/98              21.69             $20,424             $26,751                     $47,175
     05/98              20.16             $18,983             $24,864                     $43,847
     06/98              20.73             $19,520             $25,567                     $45,087
     07/98              18.89             $17,787             $23,298                     $41,085
     08/98              13.78             $12,976             $16,995                     $29,971
     09/98              14.02             $13,202             $17,291                     $30,493
     10/98              14.93             $14,058             $18,414                     $32,472
     11/98              16.32             $15,367             $20,128                     $35,495
     12/98              15.07             $14,190             $25,140                     $39,330

Prepared by The Performance Measurements and Analytics Department.


                       Russell 2000 Index growth $10,000

01/15/1999

                    06/30/1990  07/31/1990  08/31/1990  09/30/1990  10/31/1990  11/30/1990  12/31/1990  01/31/1991  02/28/1991
                    07/31/1990  08/31/1990  09/30/1990  10/31/1990  11/30/1990  12/31/1990  01/31/1991  02/28/1991  03/31/1991
Fund                Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv
Name                Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
------------------- ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Securities Indices

Russell 2000 IX Tr    9560.16     8286.94     7553.63     7092.49     7633.29     7936.16     8653.86     9618.89    10295.95

                                        Source: Lipper Analytical Services, Inc.


                       Russell 2000 Index growth $10,000

01/15/1999

                    03/31/1991  04/30/1991  05/31/1991  06/30/1991  07/31/1991  08/31/1991  09/30/1991  10/31/1991  11/30/1991
                    04/30/1991  05/31/1991  06/30/1991  07/31/1991  08/31/1991  09/30/1991  10/31/1991  11/30/1991  12/31/1991
                    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv
                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Securities Indices

Russell 200 IX Tr    10270.05    10759.57    10132.54    10488.11    10876.32    10961.48    11251.40    10731.00    11590.29

                                        Source: Lipper Analytical Services, Inc.


                       Russell 2000 Index growth $10,000

01/15/1999

                    12/31/1991  01/31/1992  02/29/1992  03/31/1992  04/30/1992  05/31/1992  06/30/1992  07/31/1992  08/31/1992
                    01/31/1992  02/29/1992  03/31/1992  04/30/1992  05/31/1992  06/30/1992  07/31/1992  08/31/1992  09/30/1992
                    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv
                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Securities Indices

Russell 200 IX Tr    12529.41    12894.91    12458.44    12021.97    12181.83    11605.72    12009.55    11670.66    11939.82

                                        Source: Lipper Analytical Services, Inc.


                       Russell 2000 Index growth $10,000

01/15/1999

                    09/30/1992  10/31/1992  11/30/1992  12/31/1992  01/31/1993  02/28/1993  03/31/1993  04/30/1993  05/31/1993
                    10/31/1992  11/30/1992  12/31/1992  01/31/1992  02/28/1993  03/31/1993  04/30/1993  05/31/1993  06/30/1993
                    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv
                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Securities Indices

Russell 200 IX Tr    12319.34    13262.01    13724.03    14188.54    13860.83    14310.61    13917.79    14533.64     14624.30

                                        Source: Lipper Analytical Services, Inc.


                       Russell 2000 Index growth $10,000

01/15/1999

                    06/30/1993  07/31/1993  08/31/1993  09/30/1993  10/31/1993  11/30/1993  12/31/1993  01/31/1994  02/28/1994
                    07/31/1993  08/31/1993  09/31/1993  10/31/1993  11/30/1993  12/31/1993  01/31/1994  02/28/1994  03/31/1994
                    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv
                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Securities Indices

Russell 200 IX Tr    14826.22    15466.73    15903.20    16312.53    15775.63    16315.01    16826.54    16765.68     15880.49

                                        Source: Lipper Analytical Services, Inc.


                       Russell 2000 Index growth $10,000

01/15/1999

                    03/31/1994  04/30/1994  05/31/1994  06/30/1994  07/31/1994  08/31/1994  09/30/1994  10/31/1994  11/30/1994
                    04/30/1994  05/31/1994  06/30/1994  07/31/1994  08/31/1994  09/30/1994  10/31/1994  11/30/1994  12/31/1994
                    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv
                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Securities Indices

Russell 200 IX Tr    15974.88    15795.50    15259.14    15509.84    16374.09    16319.27    16254.86    15598.38     16017.46

                                        Source: Lipper Analytical Services, Inc.


                       Russell 2000 Index growth $10,000

01/15/1999

                    12/31/1994  01/31/1995  02/28/1995  03/31/1995  04/30/1995  05/31/1995  06/30/1995  07/31/1995  08/31/1995
                    01/31/1995  02/28/1995  03/31/1995  04/30/1995  05/31/1995  06/30/1995  07/31/1995  08/31/1995  09/30/1995
                    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv
                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Securities Indices

Russell 200 IX Tr    15815.37    16473.28    16756.98    17129.58    17424.11    18328.00    19383.73    19784.71     20130.04

                                        Source: Lipper Analytical Services, Inc.


                       Russell 2000 Index growth $10,000

01/15/1999

                    09/30/1995  10/31/1995  11/30/1995  12/31/1995  01/31/1996  02/29/1996  03/31/1996  04/30/1996  05/31/1996
                    10/31/1995  11/30/1995  12/31/1995  01/31/1996  02/29/1996  03/31/1996  04/30/1996  05/31/1996  06/30/1996
                    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv
                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Securities Indices

Russell 200 IX Tr    19237.42    20045.66    20574.55    20552.43    21193.05    21624.43    22780.71    23678.51     22706.21

                                        Source: Lipper Analytical Services, Inc.


                       Russell 2000 Index growth $10,000

01/15/1999

                    06/30/1996  07/31/1996  08/31/1996  09/30/1996  10/31/1996  11/30/1996  12/31/1996  01/31/1997  02/28/1997
                    07/31/1996  08/31/1996  09/30/1996  10/31/1996  11/30/1996  12/31/1996  01/31/1997  02/28/1997  03/31/1997
                    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv
                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Securities Indices

Russell 200 IX Tr    20723.04    21926.21    22783.10    22432.01    23356.30    23968.46    24447.35    23854.59     22728.98

                                        Source: Lipper Analytical Services, Inc.


                       Russell 2000 Index growth $10,000

01/15/1999

                    03/31/1997  04/30/1997  05/31/1997  06/30/1997  07/31/1997  08/31/1997  09/30/1997  10/31/1997  11/30/1997
                    04/30/1997  05/31/1997  06/30/1997  07/31/1997  08/31/1997  09/30/1997  10/31/1997  11/30/1997  12/31/1997
                    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv
                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Securities Indices

Russell 200 IX Tr    22792.63    25328.30    26413.75    27642.82    28275.34    30344.91    29011.89    28824.24     29328.76

                                        Source: Lipper Analytical Services, Inc.


                       Russell 2000 Index growth $10,000

01/15/1999

                    12/31/1997  01/31/1998  02/28/1998  03/31/1998  04/30/1998  05/31/1998  06/30/1998  07/31/1998  08/31/1998
                    01/31/1998  02/28/1998  03/31/1998  04/30/1998  05/31/1998  06/30/1998  07/31/1998  08/31/1998  09/30/1998
                    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv
                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Securities Indices

Russell 200 IX Tr    28865.35    30999.74    32278.26    32456.85    30708.82    30773.43    28282.20    22790.36     24573.88

                                        Source: Lipper Analytical Services, Inc.


                       Russell 2000 Index growth $10,000

01/15/1999

                    09/30/1998  10/31/1998  11/30/1998
                    10/31/1998  11/30/1998  12/31/1998
                    Sys  Inv    Sys  Inv    Sys  Inv
                    Tot Return  Tot Return  Tot Return
                    ----------  ----------  ----------
Securities Indices

Russell 200 IX Tr    25576.02    26916.00    28581.61

                                        Source: Lipper Analytical Services, Inc.


                     Lipper Sm Co Gwth Fund growth $10,000

01/12/1999   SUMMARY

                                06/30/1990  07/31/1990  08/31/1990  09/30/1990  10/31/1990  11/30/1990  12/31/1990  01/31/1991
                                07/31/1990  08/31/1990  09/30/1990  10/31/1990  11/30/1990  12/31/1990  01/31/1991  02/28/1991
Fund                    Inv     Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv
Name                    Obj     Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
--------------------   ------   ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Small-Cap Funds

Average/Total                     9641.42     8439.82     7742.45     7443.32     8026.90     8463.57     9184.70      9972.39

                                        Source: Lipper Analytical Services, Inc.


                     Lipper Sm Co Gwth Fund growth $10,000

01/12/1999   SUMMARY

                    02/28/1991  03/31/1991  04/30/1991  05/31/1991  06/30/1991  07/31/1991  08/31/1991  09/30/1991  10/31/1991
                    03/31/1991  04/30/1991  05/31/1991  06/30/1991  07/31/1991  08/31/1991  09/30/1991  10/31/1991  11/30/1991
                    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv
                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Small-Cap Funds

Average/Total        10596.61    10536.60     11016.92    10443.59    11045.01    11518.31    11585.41    11962.56     11484.61

                                        Source: Lipper Analytical Services, Inc.


                     Lipper Sm Co Gwth Fund growth $10,000

01/12/1999   SUMMARY

                    11/30/1991  12/31/1991  01/31/1992  02/29/1992  03/31/1992  04/30/1992  05/31/1992  06/30/1992  07/31/1992
                    12/31/1991  01/31/1992  02/29/1992  03/31/1992  04/30/1992  05/31/1992  06/30/1992  07/31/1992  08/31/1992
                    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv
                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Small-Cap Funds

Average/Total        12788.01    13399.23    13649.10    13099.81    12534.65    12531.98    11982.81    12396.83    12140.31

                                        Source: Lipper Analytical Services, Inc.


                     Lipper Sm Co Gwth Fund growth $10,000

01/12/1999   SUMMARY

                    08/31/1992  09/30/1992  10/31/1991  11/30/1992  12/31/1992  01/31/1993  02/28/1993  03/31/1993  04/30/1993
                    09/30/1992  10/31/1992  11/30/1992  12/31/1992  01/31/1993  02/28/1993  03/31/1993  04/30/1993  05/31/1993
                    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv
                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Small-Cap Funds

Average/Total        12419.48    12925.47    13943.17    14408.70    14715.40    14165.26    14665.39    14193.30    14963.88

                                        Source: Lipper Analytical Services, Inc.



                     Lipper Sm Co Gwth Fund growth $10,000

01/12/1999   SUMMARY

                    05/31/1993  06/30/1993  07/31/1993  08/31/1993  09/30/1993  10/31/1993  11/30/1993  12/31/1993  01/31/1994
                    06/30/1993  07/31/1993  08/31/1993  09/30/1993  10/31/1993  11/30/1993  12/31/1993  01/31/1994  02/28/1994
                    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv
                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Small-Cap Funds

Average/Total         15069.49   15174.65    15938.14    16480.58    16723.13    16164.30    16842.15    17262.00    17250.53

                                        Source: Lipper Analytical Services, Inc.

                     Lipper Sm Co Gwth Fund growth $10,000

01/12/1999   SUMMARY

                    02/28/1994  03/31/1994  04/30/1994  05/31/1994  06/30/1994  07/31/1994  08/31/1994  09/30/1994  10/31/1994
                    03/31/1994  04/30/1994  05/31/1994  06/30/1994  07/31/1994  08/31/1994  09/30/1994  10/31/1994  11/30/1994
                    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv
                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Small-Cap Funds

Average/Total         16331.11   16360.59    16064.01    15493.85    15745.40    16691.21    16798.53    17044.23    16431.69

                                        Source: Lipper Analytical Services, Inc.


                     Lipper Sm Co Gwth Fund growth $10,000

01/12/1999   SUMMARY

                    11/30/1994  12/31/1994  01/31/1995  02/28/1995  03/31/1995  04/30/1995  05/31/1995  06/30/1995  07/31/1995
                    12/31/1994  01/31/1995  02/28/1995  03/31/1995  04/30/1995  05/31/1995  06/30/1995  07/31/1995  08/31/1995
                    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv
                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Small-Cap Funds

Average/Total         16759.27   16609.11    17284.34    17753.82    17979.90    18255.44    19370.53    20835.37    21183.61

                                        Source: Lipper Analytical Services, Inc.


                     Lipper Sm Co Gwth Fund growth $10,000

01/12/1999   SUMMARY

                    08/31/1995  09/30/1995  10/31/1995  11/30/1995  12/31/1995  01/31/1996  02/29/1996  03/31/1996  04/30/1996
                    09/30/1995  10/31/1995  11/30/1995  12/31/1995  01/31/1996  02/29/1996  03/31/1996  04/30/1996  05/31/1996
                    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv
                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Small-Cap Funds

Average/Total         21747.49   21103.65    21879.87    22151.08    21952.65    22848.63    23355.13    25102.94    26121.58

                                        Source: Lipper Analytical Services, Inc.


                     Lipper Sm Co Gwth Fund growth $10,000

01/12/1999   SUMMARY

                    05/31/1996  06/30/1996  07/31/1996  08/31/1996  09/30/1996  10/31/1996  11/30/1996  12/31/1996  01/31/1997
                    06/30/1996  07/31/1996  08/31/1996  09/30/1996  10/31/1996  11/30/1996  12/31/1996  01/31/1997  02/28/1997
                    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv
                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Small-Cap Funds

Average/Total         25100.60   22825.14    24213.18    25510.31    24905.65    25599.83    25933.69    26634.98    25472.38

                                        Source: Lipper Analytical Services, Inc.


                     Lipper Sm Co Gwth Fund growth $10,000

01/12/1999   SUMMARY

                    02/28/1997  03/31/1997  04/30/1997  05/31/1997  06/30/1997  07/31/1997  08/31/1997  09/30/1997  10/31/1997
                    03/31/1997  04/30/1997  05/31/1997  06/30/1997  07/31/1997  08/31/1997  09/30/1997  10/31/1997  11/30/1997
                    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv
                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Small-Cap Funds

Average/Total         24116.36   23961.16    26753.33    28101.34    29801.37    30263.36    32533.99    31107.44    30710.95

                                        Source: Lipper Analytical Services, Inc.


                     Lipper Sm Co Gwth Fund growth $10,000

01/12/1999   SUMMARY

                    11/30/1997  12/31/1997  01/31/1998  02/28/1998  03/31/1998  04/30/1998  05/31/1998  06/30/1998  07/31/1998
                    12/31/1997  01/31/1998  02/28/1998  03/31/1998  04/30/1998  05/31/1998  06/30/1998  07/31/1998  08/31/1998
                    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv
                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Small-Cap Funds

Average/Total         30987.69   30506.58    32819.12    34339.46    34567.10    32667.84    33140.41    30870.01    24724.36

                                        Source: Lipper Analytical Services, Inc.


                     Lipper Sm Co Gwth Fund growth $10,000

01/12/1999   SUMMARY

                    08/31/1998  09/30/1998  10/31/1998  11/30/1998
                    09/30/1998  10/31/1998  11/30/1998  12/31/1998
                    Sys  Inv    Sys  Inv    Sys  Inv    Sys  Inv
                    Tot Return  Tot Return  Tot Return  Tot Return
                    ----------  ----------  ----------  ----------
Small-Cap Funds

Average/Total         26225.65   27357.18    29132.33    31464.29

                                       Source:  Lipper Analytical Services, Inc.

/1/ The Russell 2000 Index is a capitalization-weighted total return index that includes the smallest 2,000 companies within the Russell 3000 Index Fund performance presented is for Class R shares.

/2/  The Lipper Small Cap Funds Average universe consists of 82 funds.

                             --------------------
                             THE MONTGOMERY FUNDS
                             ---------------------
                                Small Cap Fund

                             Portfolio Highlights



--------------------------------------------------------------------------------
TOP TEN HOLDINGS
--------------------------------------------------------------------------------
                     (as a percentage of total net assets)

USA Networks Inc........................................................... 4.5%
Smithfield Foods, Inc...................................................... 4.5%
ICG Communications, Inc.................................................... 4.0%
CSG Systems International, Inc............................................. 3.8%
Echostar Communications.................................................... 3.3%
Steris Corporation......................................................... 3.0%
Tele-Communications TCI Ventures Group..................................... 2.8%
AmeriCredit Corporation.................................................... 2.8%
Canandaigua Wine Company, Inc.............................................. 2.7%
Renters Choice, Inc........................................................ 2.6%

--------------------------------------------------------------------------------
TOP FIVE INDUSTRIES
--------------------------------------------------------------------------------
                     (as a percentage of total net assets)

Other Telephone/Communications............................................ 12.7%
Cable Television..........................................................  8.8%
Diversified Commercial Services...........................................  6.1%
Electronic Data Processing Services.......................................  6.0%
Biotechnology.............................................................  4.8%

Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities.

The largest underweights in the Fund during the quarter were in the finance, technology, capital goods, materials and processing, and utilities (non-telecom) sectors. These sectors returned 5%, 39%, 15%, 9% and 6%, respectively, during the fourth quarter. With the exception of our allocation to the technology sector, our underweight position in these sectors worked to the Fund's advantage. Even though we were underweighted in technology, however, our stock selection added value: Our technology stocks returned 55% for the quarter versus 39% for that sector of the index.


Q: DO YOU BELIEVE THAT WE HAVE NOW SEEN THE END OF THE BEAR MARKET FOR SMALL-CAP STOCKS?

A: As we move into 1999, the same variables remain in place that should have favorably positioned small-caps in the past year. In our opinion small-cap growth stocks may be able to deliver strong earnings growth in 1999 versus the slower growth of large-caps. We expected this to be the case a year ago, and it was, as the earnings growth of the S&P 500 slowed to 1% for the year. Small-cap stocks were favorably valued versus large-caps at the end of 1997, and they are exhibiting even lower valuations as we enter 1999.

Because small-cap stocks fared so poorly in 1998 despite good fundamentals and favorable valuations, we need to look carefully at how they will be affected in 1999. The past year could certainly be viewed as a bear market in small-cap stocks, with the majority of small-caps falling 30 to 50% from their highs. We believe that lows in the bear market decline seen in October 1998 were extremely dramatic and represent the purging of small-caps from many portfolios. With the selling believed to be complete, we expect that small-caps may experience a resurgence over the coming year. Some of the more significant factors that are likely to contribute include: strong relative and absolute earnings growth; compelling relative and absolute valuations; under-representation of small-cap stocks in individual and institutional portfolios; companies and management actively buying shares in their own undervalued small companies; and improved trading liquidity in small-caps as brokerage firms increase their trading capital allocated to the group.

Q: WHAT DO YOU REGARD AS THE MOST EXCITING OPPORTUNITIES FOR SMALL-CAP INVESTORS IN 1999?

A: We continue to see opportunities in fundamentally attractive companies in the consumer services, health care, business services, and communications sectors. But what is most evident to us is that investors are now aware of the startling valuation discount of small-cap growth stocks versus the mid- and larger-cap sectors, and they are beginning to commit capital to these less liquid securities in order to uncover earnings growth opportunities. This should benefit the entire small-cap sector into 1999.

There are risks associated with investing in small-cap companies, which tend to be more volatile and less liquid than stocks of large companies, including the increased risk of price fluctuations.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                                Small Cap Fund

                                  Investments


PORTFOLIO INVESTMENTS

December 31, 1998 (Unaudited)

COMMON STOCKS - 97.2%
     Shares                                                      Value (Note 1)
ADVERTISING - 1.5%
     72,800    Snyder Communications, Inc.**+..................$      2,457,000

AEROSPACE - 1.2%
     43,000    Orbital Sciences Corporation....................       1,902,750


ALCOHOLIC BEVERAGES - 2.7%
     75,300    Canandaigua Wine Company, Inc., Class A+........       4,353,281

APPAREL - 0.9%

     72,400    Novel Denim Holdings Ltd. ......................       1,531,713

BIOTECHNOLOGY - 4.8%
     47,000    Gilead Sciences Inc.............................       1,928,468
     70,400    IDEC Pharmaceuricals Corporation................       3,313,200
     18,600    Medimmune, Inc. ................................       1,854,188
     25,500    Vertex Pharmaceuticals Inc.**...................         758,625
                                                                      ---------
                                                                      7,854,481

BROADCASTING - 4.5%
    224,000    USA Networks Inc................................       7,413,000

BUILDING PRODUCTS - 0.4%
     73,100    Interface, Inc..................................         678,459

CABLE TELEVISION - 8.8%
    112,900    Echostar Communications.........................       5,479,178
     93,900    Telecommunications Liberty Media Group,
               Class A+........................................       4,328,203
    195,600    Tele-Communications TCI Ventures Group,
               Class A+........................................       4,627,163
                                                                      ---------
                                                                     14,434,544

COMPUTER COMMUNICATIONS - 0.7%
     35,300    Applied Micro Circuits Corporation..............       1,200,200

COMPUTER SOFTWARE - 1.7%
     15,000    Check Point Software Technologies Ltd.+.........         687,188
    113,500    Platinum Technology.............................       2,181,327
                                                                      ---------
                                                                      2,868,515

COMPUTER/VIDEO CHAINS - 1.5%
    129,100    Trans World Entertainment Corporation...........       2,456,934

DIVERSIFIED COMMERCIAL SERVICES - 6.1%
    163,100    Billing Information Concepts+...................       1,799,196
     66,500    Metamor Worldwide, Inc..........................       1,650,031
     74,300    Nova Corporation Georgia........................       2,577,281
    125,200    Personnel Group of America Inc.+................       2,191,000
     93,900    Saville Systems Ireland, ADR....................       1,781,166
                                                                      ---------
                                                                      9,998,674

ELECTRONIC COMPONENTS - 3.1%
     42,200    Flextronic International, Ltd...................       3,621,288
     52,800    Smart Modular Technologies, Inc.................       1,461,900
                                                                      ---------
                                                                      5,083,188

Shares                                                          Value (Note 1)

ELECTRONIC DATA PROCESSING SERVICES - 6.0%
     78,300    CSG Systems International, Inc.+................$      6,175,913
     53,000    Complete Business Solutions.....................       1,792,063
     39,100    National Data Corporation.......................       1,903,681
                                                                      ---------
                                                                      9,871,657

ELECTRONIC PRODUCTION EQUIPMENT - 1.0%
      5,500    Advanced Energy Industries......................         141,797
     35,200    Teradyne........................................       1,491,600
                                                                      ---------
                                                                      1,633,397

FINANCE COMPANIES - 3.8%
    328,700    AmeriCredit Corporation+........................       4,540,169
     54,800    Heller Financial, Inc...........................       1,609,750
                                                                      ---------
                                                                      6,149,919

HOME FURNISHINGS - 0.8%
     48,900    Pillowtex Corporation...........................       1,308,075

HOMEBUILDING - 2.6%
    156,500    Champion Enterprises, Inc.+.....................       4,284,188

INTERNET SERVICES - 2.3%
     19,900    Earthlink Network Inc...........................       1,132,434
     35,200    Geocities**.....................................       1,170,400
     25,400    Lycos Inc.**....................................       1,410,494
                                                                      ---------
                                                                      3,713,328

INVESTMENT MANAGERS - 2.4%
     61,700    Affiliated Managers Group, Inc.+................       1,843,288
     35,200    DST Systems, Inc.+..............................       2,008,600
                                                                      ---------
                                                                      3,851,888

LIFE INSURANCE - 1.3%
     78,300    Annuity and Life Re (Holdings), Ltd.............       2,094,525

MANAGED HEALTH CARE - 1.4%
     62,600    Trigon Healthcare, Inc.+........................       2,335,763

MEAT/POULTRY/FISH -4.5%
    215,200    Smithfield Foods, Inc.+.........................       7,289,900

MEDICAL/DENTAL DISTRIBUTORS - 1.6%
     39,100    Amerisource Health Corporation, Class A.........       2,541,500

MEDICAL SPECIALTIES - 3.5%
     43,000    Cooper Companies................................         889,563
    172,200    Steris Corporation+.............................       4,891,555
                                                                      ---------
                                                                      5,781,118

MOVIES/ENTERTAINMENT - 1.3%
     39,100    SFX Entertainment Inc...........................       2,146,834

OFFICE EQUIPMENT/SUPPLIES - 0.9%
     50,900    Knoll, Inc.+....................................       1,507,913

OTHER PHARMACEUTICALS - 1.0%
     27,600    Pathogenesis Corporation........................       1,585,275

The accompanying notes are an integral part of these financial statements.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                                Small Cap Fund

                                  Investments

COMMON STOCKS - CONTINUED
     Shares                                                      Value (Note 1)
RECREATIONAL PRODUCTS/TOYS - 1.4%
      9,600    Action Performance Companies, Inc.**............$        339,000
     35,200    Electronic Arts, Inc.+..........................       1,973,400
                                                                      ---------
                                                                      2,312,400

RENTAL/LEASING COMPANIES - 0.4%
     27,400    Rent-Way Inc....................................         666,163

SAVINGS AND LOAN ASSOCIATIONS - 2.3%
     45,700    Bank United Corporation, Class A................       1,789,441
     86,100    Commercial Federal Corporation..................       1,996,443
                                                                      ---------
                                                                      3,785,884

SEMICONDUCTORS - 0.3%
     11,500    Vitesse Semiconductor Corporation...............         523,969

SERVICES TO THE HEALTH INDUSTRY - 3.4%
     58,700    Cerner Corporation**............................       1,573,894
     39,100    Quadramed Corporation**.........................         811,325
    110,000    United Payors & United Providers, Inc...........       3,190,000
                                                                      ---------
                                                                      5,575,219

SPECIALTY INSURERS - 1.8%
     62,600   CMAC Investment Corporation**....................       2,875,687

SPECIALTY STORES - 2.6%
    137,100    Renters Choice, Inc.+...........................       4,331,503

TELEPHONE/COMMUNICATIONS - 12.7%
    300,100    ICG Communications, Inc.+.......................       6,470,905
     97,800    Intermedia Communications of Florida, Inc.+.....       1,693,163
     78,300    McLeod USA, Inc.+...............................       2,437,088
     41,100    Pacific Gateway Exchange, Inc...................       1,976,653
     78,300    RCN Corporation+................................       1,392,272
     52,800    SkyTel Communications, Inc......................       1,159,950
     78,300    Viatel Inc......................................       1,798,453
     97,800    Winstar Communications, Inc.....................       3,811,144
                                                                      ---------
                                                                     20,739,628
TOTAL COMMON STOCKS
(Cost $120,141,008)............................................     159,138,472
                                                                    -----------

Principal Amount                                                 Value (Note 1)

REPURCHASE AGREEMENT - 2.5%
(Cost $4,174,000)

Principal Amount                                                 Value (Note 1)


 $4,174,000     Agreement with Prudential Securities,
                Tri-Party, 5.150% dated 12/31/98, to be
                repurchased at $4,176,388 on 01/04/99,
                collateralized by $4,257,480 market
                value of U.S. government securities,
                having various maturities and various
                interest rates.................................$      4,174,000
                                                                      ---------

TOTAL INVESTMENTS - 99.7%
(Cost $124,315,008*)...........................................     163,312,472

OTHER ASSETS AND LIABILITIES - 0.3%
(Net)..........................................................         503,655
                                                                        -------

NET ASSETS - 100.0%............................................$    163,816,127
                                                                    -----------

*    Aggregate cost for federal tax purposes.
** Securities on loan at December 31, 1998, which have an aggregate market value of $6,127,479, represent 3.7% of the total net assets of the Fund (see note 4 to Financial Statements).
+    Non-income-producing security.

Abbreviation:
ADR  American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

INVESTMENT REVIEW

Q: HOW DID THE FUND PERFORM DURING THE SIX MONTHS ENDED DECEMBER 31, 1998?

A: As investors tended to shy away from investments they perceived to be too risky, the roller-coaster market fluctuations of the second half of 1998 afforded a very poor environment for the small-cap market. The effect of negative investor sentiment was magnified considerably, as small-cap issues tended to be relatively illiquid.

Against this difficult market backdrop, the Montgomery Small Cap Opportunities Fund was up 18.1% in comparison to the benchmark Russell 2000 Index gain of 16.3% for the fourth quarter. This end-of-year outperformance was not enough, however, to offset losses experienced during the third quarter. For the volatile six-month period ended December 31, 1998, both the Small Cap Opportunities Fund and the benchmark Russell 2000 reported negative figures: -11.5% and -7.1%, respectively.


Q: DID THE COMPOSITION OF THE FUND CHANGE IN RESPONSE TO THE VOLATILE MARKET CONDITIONS?

A: The Fund's strategy does not involve market timing or making sector bets. Our focus is on fundamentally sound companies trading at what we consider to be attractive valuations. Nevertheless, because deteriorating business conditions in certain small-cap market segments resulted in a shrinking set of attractive companies with improving fundamentals, the composition of the Fund did change somewhat over the second half of the year. As a result of our individual company analysis, the Fund's portfolio allocations to energy, technology, consumer services and health care were reduced, and we increased portfolio weightings in consumer nondurables, transportation, and materials and processing. Relative to the Russell 2000, the Fund ended the year overweighted in materials and business services and underweighted in finance, health care and capital goods. Most of the portfolio revisions were minor.


Q: WHAT DO YOU CONSIDER TO BE THE MOST INTERESTING OPPORTUNITIES FOR SMALL-CAP INVESTORS IN 1999?

A: Current fundamentals favor specific small-cap technology companies that serve fast-growing markets. For example, fundamentals in the wireless communications and data networking areas remain solid, driven in large part by new cellular subscriber growth and the expansion of the Internet. As plays on these trends, the Fund owns positions in Actel Corp. (2.9% of assets as of 12/31/98) and Comverse Technology (4.1% of assets as of 12/31/98). Actel sells specialty semiconductors to a variety of markets including data communications; Comverse Technology makes equipment to provide network-based voice-mail and other services to both the wireless and wireline markets.

At the same time, we are keeping a close watch on the energy sector, which is extremely depressed right now. In particular, an imbalance of supply versus demand has resulted in low prices for

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                         Small Cap Opportunities Fund

                             Portfolio Highlights

                                  (Unaudited)

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

Roger Honour .......................................... Senior Portfolio Manager
Kathryn Peters ........................................ Portfolio Manager
Andrew Pratt, CFA ..................................... Director of Research

-------------------------------------------------------------------------------
FUND PERFORMANCE
--------------------------------------------------------------------------------
                         Average annual total returns
                         for the period ended 12/31/98

--------------------------------------------------------------------------------
                                  MONTGOMERY
                         SMALL CAP OPPORTUNITIES FUND

Since inception 12/29/95 ..............................................  13.06%
One Year ..............................................................  (9.54)%
Three Years............................................................  13.06%

--------------------------------------------------------------------------------
                              RUSSELL 2000 INDEX

Since 12/29/95 ........................................................  11.58%
One Year ..............................................................  (2.55)%
Three Years ...........................................................  11.58%

--------------------------------------------------------------------------------
Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Fund performance presented is for Class R shares.


                        GROWTH OF A $10,000 INVESTMENT
                         FIRST DATA INVESTOR SERVICES
                       MUTUAL FUND HYPOTHETICAL ANALYSIS                  PAGE 1
                                                                        01/09/99


MONTGOMERY SMALL CAP OPP(R)
Initial Investment:     $10,000         Period: 12/29/95 - 12/98
This is a no load fund.
                                                  Growth of                Value of                 Growth of
                                                  Initial                  Reinvested               Investment with
      Date                       NAV              Investment               Distributions            Distributions Reinvested
      12/29/95                  12.00                $10,000                       $0                     $10,000
      12/95                     12.00                $10,000                       $0                     $10,000
      01/96                     13.19                $10,992                       $0                     $10,992
      02/96                     14.03                $11,692                       $0                     $11,692
      03/96                     14.75                $12,292                       $0                     $12,292
      04/96                     15.72                $13,100                       $0                     $13,100
      05/96                     16.47                $13,725                       $0                     $13,725
      06/96                     15.80                $13,167                       $0                     $13,167
      07/96                     14.35                $11,958                       $0                     $11,958
      08/96                     15.30                $12,750                       $0                     $12,750
      09/96                     16.41                $13,675                       $0                     $13,675
      10/96                     15.13                $12,608                       $0                     $12,608
      11/96                     15.41                $12,842                       $0                     $12,842
      12/96                     16.47                $13,725                       $3                     $13,728
      01/97                     16.94                $14,117                       $3                     $14,120
      02/97                     16.08                $13,400                       $3                     $13,403
      03/97                     14.77                $12,308                       $3                     $12,311
      04/97                     14.56                $12,133                       $3                     $12,136
      05/97                     16.56                $13,800                       $3                     $13,803
      06/97                     17.53                $14,608                       $4                     $14,612
      07/97                     18.43                $15,358                       $4                     $15,362
      08/97                     18.56                $15,467                       $3                     $15,470
      09/97                     20.27                $16,892                       $3                     $16,895
      10/97                     19.34                $16,117                       $3                     $16,120
      11/97                     19.00                $15,833                       $4                     $15,837
      12/97                     18.74                $15,617                     $370                     $15,987
      01/98                     18.23                $15,192                     $360                     $15,552
      02/98                     19.77                $16,475                     $390                     $16,865
      03/98                     20.31                $16,925                     $401                     $17,326
      04/98                     19.93                $16,608                     $394                     $17,002
      05/98                     18.75                $15,625                     $370                     $15,995
      06/98                     19.16                $15,967                     $378                     $16,345
      07/98                     16.96                $14,133                     $335                     $14,468
      08/98                     13.33                $11,108                     $263                     $11,371
      09/98                     14.37                $11,975                     $284                     $12,259
      10/98                     14.39                $11,992                     $284                     $12,276
      11/98                     15.53                $12,942                     $306                     $13,248
      12/98                     16.32                $13,600                     $861                     $14,461

Prepared by The Performance Measurements and Analytics Department.


                         FIRST DATA INVESTOR SERVICES
                     MUTUAL FUND HYPOTHETICAL ANALYSIS                   PAGE 1
                                                                       01/09/99

MONTGOMERY SMALL CAP OPP(R)
Initial Investment:     $10,000         Period: 07/29/96 - 12/98
This is a no load fund.
                                                  Growth of                Value of                 Growth of
                                                  Initial                  Reinvested               Investment with
      Date                       NAV              Investment               Distributions            Distributions Reinvested
      07/29/96                  14.37                $10,000                    $0                          $10,000
      07/96                     14.35                 $9,986                    $0                           $9,986
      08/96                     15.30                $10,647                    $0                          $10,647
      09/96                     16.41                $11,420                    $0                          $11,420
      10/96                     15.14                $10,536                    $0                          $10,536
      11/96                     15.41                $10,724                    $0                          $10,724
      12/96                     16.47                $11,461                    $3                          $11,464
      01/97                     16.97                $11,809                    $3                          $11,812
      02/97                     16.10                $11,204                    $2                          $11,206
      03/97                     14.79                $10,292                    $3                          $10,295
      04/97                     14.58                $10,146                    $2                          $10,148
      05/97                     16.58                $11,538                    $2                          $11,540
      06/97                     17.54                $12,206                    $3                          $12,209
      07/97                     18.44                $12,832                    $3                          $12,835
      08/97                     18.57                $12,923                    $3                          $12,926
      09/97                     20.06                $13,960                    $3                          $13,963
      10/97                     19.13                $13,312                    $3                          $13,315
      11/97                     18.74                $13,041                    $3                          $13,044
      12/97                     18.48                $12,860                  $309                          $13,169
      01/98                     17.97                $12,505                  $301                          $12,806
      02/98                     19.51                $13,577                  $326                          $13,903
      03/98                     20.05                $13,953                  $335                          $14,288
      04/98                     19.67                $13,688                  $329                          $14,017
      05/98                     18.49                $12,867                  $309                          $13,176
      06/98                     18.89                $13,145                  $316                          $13,461
      07/98                     16.68                $11,608                  $279                          $11,887
      08/98                     13.05                 $9,081                  $219                           $9,300
      09/98                     14.10                 $9,812                  $236                          $l0,048
      10/98                     14.12                 $9,826                  $236                          $10,062
      11/98                     15.23                $10,598                  $255                          $10,853
      12/98                     15.95                $11,100                  $715                          $11,815

Prepared by The Performance Measurements and Analytics Department.


                       Russell 2000 Index /1/ growth $10,000

01/13/1999


                     12/31/1995   01/31/1996   02/29/1996  03/31/1996  04/30/1996  05/31/1996   06/30/1996  07/31/1996  08/31/1996
                     01/31/1996   02/29/1996   03/31/1996  04/30/1996  05/31/1996  06/30/1996   07/31/1996  08/31/1996  09/30/1996
   Fund              Sys Inv      Sys Inv      Sys Inv     Sys Inv     Sys Inv      Sys Inv     Sys Inv     Sys Inv     Sys Inv
   Name              Tot Return   Tot Return   Tot Return  Tot Return  Tot Return   Tot Return  Tot Return  Tot Return  Tot Return
 -----------------   ----------   ----------   ----------  ----------  ----------   ----------  ----------  ----------  ----------
 Securities Indices

 Russell 2000 IX Tr  9989.25      10300.61     10510.28    11072.27    11508.64      11036.06    10072.17    10656.96    11073.44

                                       Source:  Lipper Analytical Services, Inc.


                       Russell 2000 Index growth $10,000


01/13/1999


                     09/30/1996   10/31/1996   11/30/1996  12/31/1996  01/31/1997  02/28/1997   03/31/1997  04/30/1997  05/31/1997
                     10/31/1996   11/30/1996   12/31/1996  01/31/1997  02/28/1997  03/31/1997   04/30/1997  05/31/1997  06/30/1997
                     Sys Inv      Sys Inv      Sys Inv     Sys Inv     Sys Inv      Sys Inv     Sys Inv     Sys Inv     Sys Inv
                     Tot Return   Tot Return   Tot Return  Tot Return  Tot Return   Tot Return  Tot Return  Tot Return  Tot Return
 -----------------   ----------   ----------   ----------  ----------  ----------   ----------  ----------  ----------  ----------
 Securities Indices

 Russell 2000 IX Tr  10902.79     11352.03    11649.57    11882.33      11594.22    11047.14    11078.07    12310.50    12838.07

                                       Source:  Lipper Analytical Services, Inc.


                       Russell 2000 Index growth $10,000


01/13/1999


                     06/30/1997   07/31/1997   08/31/1997  09/30/1997  10/31/1997  11/30/1997   12/31/1997  01/31/1998  02/28/1998
                     07/31/1997   08/31/1997   09/30/1997  10/31/1997  11/30/1997  12/31/1997   01/31/1998  02/28/1998  03/31/1998
                     Sys Inv      Sys Inv      Sys Inv     Sys Inv     Sys Inv      Sys Inv     Sys Inv     Sys Inv     Sys Inv
                     Tot Return   Tot Return   Tot Return  Tot Return  Tot Return   Tot Return  Tot Return  Tot Return  Tot Return
 -----------------   ----------   ----------   ----------  ----------  ----------   ----------  ----------  ----------  ----------
 Securities Indices

 Russell 2000 IX Tr  13435.45     13742.87     14748.76    14100.87    14009.66      14254.88    14029.64    15067.04    15688.44

                                       Source:  Lipper Analytical Services, Inc.


                       Russell 2000 Index growth $10,000

01/13/1999


                     03/31/1998   04/30/1998   05/31/1998  06/30/1998  07/31/1998  08/31/1998   09/30/1998  10/31/1998  11/30/1998
                     04/30/1998   05/31/1998   06/30/1998  07/31/1998  08/31/1998  09/30/1998   10/31/1998  11/30/1998  12/31/1998
                     Sys Inv      Sys Inv      Sys Inv     Sys Inv     Sys Inv      Sys Inv     Sys Inv     Sys Inv     Sys Inv
                     Tot Return   Tot Return   Tot Return  Tot Return  Tot Return   Tot Return  Tot Return  Tot Return  Tot Return
 -----------------   ----------   ----------   ----------  ----------  ----------   ----------  ----------  ----------  ----------
 Securities Indices

 Russell 2000 IX Tr  15775.25     14925.64     14957.04    13746.20    11076.97      11943.83    12430.90    13082.18    13891.73


                       Source:     Lipper /2/ Sm Co Gwth Fund growth $10,000

01/12/1999  SUMMARY


                                  12/31/1995   01/31/1996   02/29/1996  03/31/1996  04/30/1996  05/31/1996   06/30/1996  07/31/1996
                                  01/31/1996   02/29/1996   03/31/1996  04/30/1996  05/31/1996  06/30/1996   07/31/1996  08/31/1996
   Fund                Inv        Sys Inv      Sys Inv      Sys Inv     Sys Inv     Sys Inv      Sys Inv     Sys Inv     Sys Inv
   Name                Obj        Tot Return   Tot Return   Tot Return  Tot Return  Tot Return   Tot Return  Tot Return  Tot Return
 -----------------     ---        ----------   ----------   ----------  ----------  ----------   ----------  ----------  ----------
 Small-Cap Funds

 Average/Total                    9963.08      10373.09     10653.36    11454.92    11942.95      11480.50    10502.45    11129.28


                                   Source:  Lipper /2/  Analytical Services,Inc.



                    Lipper 2 Sm Co Gwth Fund growth $10,000

01/12/1999  SUMMARY


                     08/31/1996   09/30/1996   10/31/1996  11/30/1996  12/31/1996   01/31/1997   02/28/1997  03/31/1997  04/30/1997
                     09/30/1996   10/31/1996   11/30/1996  12/31/1996  01/31/1997   02/28/1997   03/31/1997  04/30/1997  05/31/1997
                     Sys Inv      Sys Inv      Sys Inv     Sys Inv     SyS Inv      Sys Inv      Sys Inv     Sys Inv     Sys Inv
                     Tot Return   Tot Return   Tot Return  Tot Return  Tot Return   Tot Return   Tot Return  Tot Return  Tot Return
 -----------------   ----------   ----------   ----------  ----------  ----------   ----------   ----------  ----------  ----------
 Small-Cap Funds

 Average/Total       11695.88     11488.00    11838.61    12013.00      12318.93    11823.35    11238.93    11170.49    12477.53

                                   Source:  Lipper /2/ Analytical Services, Inc.



                                       Lipper 2 Sm Co Gwth Fund growth $10,000

01/12/1999  SUMMARY


                     05/31/1997   06/30/1997   07/31/1997  08/31/1997  09/30/1997  10/31/1997   11/30/1997  12/31/1997  01/31/1998
                     06/30/1997   07/31/1997   08/31/1997  09/30/1997  10/31/1997  11/30/1997   12/31/1997  01/31/1998  02/28/1998
                     Sys Inv      Sys Inv      Sys Inv     Sys Inv     Sys Inv      Sys Inv     Sys Inv     Sys Inv     Sys Inv
                     Tot Return   Tot Return   Tot Return  Tot Return  Tot Return   Tot Return  Tot Return  Tot Return  Tot Return
 -----------------   ----------   ----------   ----------  ----------  ----------   ----------  ----------  ----------  ----------
 Small-Cap Funds

 Average/Total       13135.06     13963.64    14212.19    15282.35      14626.33    14409.70    14516.46    14267.17    15367.28

                                       Source:  Lipper Analytical Services, Inc.



                    Lipper 2 Sm Co Gwth Fund growth $10,000

01/12/1999  SUMMARY


                     02/28/1998   03/31/1998   04/30/1998  05/31/1998  06/30/1998  07/31/1998   08/31/1998  09/30/1998  10/31/1998
                     03/31/1998   04/30/1998   05/31/1998  06/30/1998  07/31/1998  08/31/1998   09/30/1998  10/31/1998  11/31/1998
                     Sys Inv      Sys Inv      Sys Inv     Sys Inv     Sys Inv      Sys Inv     Sys Inv     Sys Inv     Sys Inv
                     Tot Return   Tot Return   Tot Return  Tot Return  Tot Return   Tot Return  Tot Return  Tot Return  Tot Return
 -----------------   ----------   ----------   ----------  ----------  ----------   ----------  ----------  ----------  ----------
Small-Cap Funds

Average/Total        16091.97     16218.12    15297.00    15424.36      14316.33    11454.05    12123.31    12614.90    13427.94

                                    Source:  Lipper/2/ Analytical Services, Inc.


                    Lipper /2/ Sm Co Gwth Fund growth $10,000

01/12/1999  SUMMARY


                              11/30/1998
                              12/31/1998
                              Sys Inv
                              Tot Return
 -----------------            ----------
Small-Cap Funds

Average/Total                  14422.60

/1/ The Russell 2000 Index is a capitalization-weighted total return index that includes the smallest 2,000 companies within the Russell 3000 Index.

/2/  The Lipper Small Cap Funds Average universe consists of 370 funds.

the oil industry. We believe that if global economies start to improve in 1999, oil stocks could recover, piquing investor interest once again. Given the depressed nature of oil stocks in general, even a small improvement in fundamentals could lead to some big returns. In anticipation of opportunities going forward, we are vigilantly monitoring this area.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                                   Small Cap
                              Opportunities Fund

                                  Investments


--------------------------------------------------------------------------------
TOP TEN HOLDINGS
--------------------------------------------------------------------------------
(as a percentage of total net assets)

Acxiom Corporation.......................................................  4.4%
Catalina Marketing Corporation...........................................  4.3%
Synopsis, Inc............................................................  4.2%
Education Management Corporation.........................................  4.2%
Comverse Technology, Inc.................................................  4.1%
HA-LO Industries, Inc....................................................  4.0%
Waters Corporation.......................................................  3.9%
Kronos, Inc..............................................................  3.9%
Tetra Tech, Inc..........................................................  3.8%
Orthodontic Centers of America, Inc......................................  3.7%


--------------------------------------------------------------------------------
TOP FIVE INDUSTRIES
--------------------------------------------------------------------------------
(as a percentage of total net assets)

Diversified Commercial Services..........................................  24.7%
Computer Software........................................................   5.9%
Consumer Services........................................................   5.8%
Telecommunications Equipment.............................................   5.3%
Precision Instruments....................................................   3.9%


Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities.

There are risks associated with investing in small-cap companies, which tend to be more volatile and less liquid than stocks of large companies, including the increased risks of price fluctuations.

PORTFOLIO INVESTMENTS
December 31, 1998 (Unaudited)

COMMON STOCKS - 98.7%
     Shares                                                      Value (Note 1)
ADVERTISING - 3.4%
     72,500   TMP Worldwide, Inc.**..............................$    3,085,781

APPAREL - 1.3%
     52,000   Jones Apparel Group, Inc.+.........................     1,147,250

BUILDING PRODUCTS - 2.8%
    109,100   Interface Inc......................................     1,012,584
     57,500   TJ International, Inc..............................     1,477,031
                                                                      ---------
                                                                      2,489,615

CATALOG/SPECIALTY DISTRIBUTION - 0.8%
     51,300   Coldwater Creek Inc.+..............................       711,788

CLOTHING/SHOE/ACCESSORY STORES - 2.3%
     65,100   The Men's Wearhouse Inc.+..........................     2,050,650

COMPUTER SOFTWARE - 5.9%
     33,300   Fair Isaac & Company, Inc. ........................     1,538,044
     70,000   Synopsis, Inc.+ ...................................     3,793,125
                                                                      ---------
                                                                      5,331,169

The accompanying notes are an integral part of these financial statements.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                                   Small Cap
                              Opportunities Fund

                                  Investments

COMMON STOCKS - CONTINUED
     Shares                                                                      Value (Note 1)
CONSUMER SERVICES - 5.8%
     160,000   Education Management Corporation+.............................    $    3,765,000
      35,500   Regis Corporation.............................................         1,418,891
                                                                                     ----------
                                                                                      5,183,891
CONTAINERS/PACKAGING - 2.5%
      98,650   Ivex Packaging Corporation+...................................         2,293,613

DIVERSIFIED COMMERCIAL SERVICES - 24.7%
     129,200   Acxiom Corporation**+.........................................         3,997,125
      57,050   Analysts International Corporation............................         1,101,778
      32,000   AptarGroup, Inc...............................................           898,000
     103,275   BA Merchant Services, Inc.+...................................         2,078,408
      59,600   Caribiner International Inc.**+...............................           543,850
      57,000   Catalina Marketing Corporation+...............................         3,897,375
      96,125   Computer Task Group, Inc......................................         2,607,391
      92,225   HA-LO Industries, Inc.+.......................................         3,582,841
     105,000   Interim Servicves, Inc.+......................................         2,454,375
      31,500   NOVA Corporation+.............................................         1,092,656
                                                                                     ----------
                                                                                     22,253,799
ELECTRONICS COMPONENT - 2.1%
     106,900   SBS Technologies, Inc.+.......................................         1,940,903

ENVIRONMENTAL SERVICES - 3.8%
     128,000   Tetra Tech, Inc.+.............................................         3,452,000

HOMEBUILDING - 3.7%
      45,000   Champion Enterprises, Inc.+...................................         1,231,875
      71,625   Kaufman & Broad Home Corporation**............................         2,059,219
                                                                                     ----------
                                                                                      3,291,094
INVESTMENT MANAGERS - 1.7%
      63,000   Waddell & Reed Financial, Inc., Class A.......................         1,492,313

MEDICAL/NURSING SERVICS - 3.7%
     170,725   Orthodontic Centers of America, Inc.+.........................         3,318,467

MEDICAL SPECIALTIES - 1.0%
      44,500   Cooper Companies, Inc.+.......................................           920,594

OFFICE/PLANT AUTOMATION - 3.9%
      78,100   Kronos, Inc.+.................................................         3,473,009

PACKAGE GOODS/COSMETICS - 1.5%
      87,800   Playtex Products, Inc.+.......................................         1,410,288

PAINTS/COATINGS - 2.4%
      82,763   Ferro Corporation.............................................         2,151,838

PRECISION INSTRUMENTS - 3.9%
      40,000   Waters Corporation+...........................................         3,490,000

PRINTING/FORMS - 3.4%
      75,000   Big Flower Holdings, Inc.**+..................................         1,654,687
      45,250   World Color Press Inc.+.......................................         1,377,297
                                                                                     ----------
                                                                                      3,031,984

Shares                                                                           Value (Note 1)

PROPERTY-CASUALTY INSURERS - 1.6%
      43,600   W.R. Berkley Corporation.....................................     $    1,471,500

RECREATIONAL PRODUCTS/TOYS - 2.5%
      65,200   Action Performance Companies, Inc.**+........................          2,302,375

SAVINGS AND LOAN ASSOCIATIONS - 2.1%
      80,000   Commercial Federal Corporation...............................          1,855,000

SEMICONDUCTORS - 2.9%
     129,000   Actel Corporation+...........................................          2,596,125

SPECIALTY STEELS - 1.1%
      29,800   Carpenter Technology Corporation.............................          1,011,338

TELECOMMUNICATIONS EQUIPMENT - 5.3%
      66,500   Aspect Telecommunications Corporation+.......................          1,159,593
      51,350   Comverse Technology, Inc.+...................................          3,644,245
                                                                                     ----------
                                                                                      4,803,838
TRUCKING - 2.5%
      77,700   U.S. Freightways Corporation.................................          2,263,013


TOTAL COMMON STOCKS
(Cost $68,964,363)..........................................................         88,823,235
                                                                                     ----------
REPURCHASE AGREEMENT - 3.0%
(Cost $2,692,000)
Principal Amount
  $2,692,000   Agreement with Prudential Securities,
               Tri-Party, 5.150% dated 12/31/98, to be
               repurchased at $2,693,540 on 01/04/99,
               collateralized by $2,745,840 market value
               of U.S. government securities, having various
               maturities and various interest rates........................          2,692,000
                                                                                     ----------
TOTAL INVESTMENTS - 101.7%
(Cost $7,656,363*)..........................................................         91,515,235

OTHER ASSETS AND LIABILITIES - (1.7)%
(Net).......................................................................         (1,563,076)
                                                                                     ----------
NET ASSETS - 100.0%.........................................................     $   89,952,159
                                                                                     ----------

*   Aggregate cost for federal tax purposes.
** Securities on loan at December 31, 1998, which have an aggregate market value of $12,470,661, represent 13.9% of the total net assets of the Fund (see note 4 to Financial Statements).
+   Non-income-producing security.

The accompanying notes are an integral part of these financial statements.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                              EQUITY INCOME FUND
                             PORTFOLIO HIGHLIGHTS

                                  (Unaudited)


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------
William King, CFA............................................. Portfolio Manager



--------------------------------------------------------------------------------
FUND PERFORMANCE
--------------------------------------------------------------------------------

                         Average annual total returns
                         for the period ended 12/31/98

--------------------------------------------------------------------------------
MONTGOMERY EQUITY INCOME FUND
Since inception (9/30/94)...............................................  20.54%
One year................................................................  10.74%
Three years.............................................................  18.23%
--------------------------------------------------------------------------------
                                 S&P 500 INDEX

Since 9/30/94...........................................................  28.49%
One year................................................................  28.75%
Three years.............................................................  28.29%
--------------------------------------------------------------------------------

Past performance is no guarantee of future results. Net assets value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Fund performance presented is for Class R shares.

                        GROWTH OF A $10,000 INVESTMENT

                         FIRST DATA INVESTOR SERVICES
                      MUTUAL FUND HYPOTHETICAL ANALYSIS


MONTGOMERY EQUITY INCOME(R)
Initial Investment:  $10,000       Period: 09/30/96 - 12/98
This is a no load fund.

                              Growth of           Value of                 Growth of
                              Initial             Reinvested               Investment with
Date            NAV           Investment          Distributions            Distributions Reinvested
09/30/94       12.00             $10,000             $    0                       $10,000
09/94          12.00             $10,000             $    0                       $10,000
10/94          12.10             $10,083             $    0                       $10,083
11/94          11.79             $ 9,825             $    0                       $ 9,825
12/94          11.77             $ 9,808             $   99                       $ 9,907
01/95          12.28             $10,233             $  103                       $10,336
02/95          12.59             $10,492             $  105                       $10,597
03/95          12.78             $10,650             $  174                       $10,824
04/95          13.02             $10,850             $  178                       $11.028
05/95          13.45             $11,208             $  184                       $11,392
06/95          13.38             $11,150             $  276                       $11,426
07/95          13.54             $11,283             $  279                       $11,562
08/95          13.75             $11,458             $  284                       $11,742
09/95          14.28             $11,900             $  380                       $12,280
10/95          14.28             $11,900             $  380                       $12,280
11/95          15.00             $12,500             $  399                       $12,899
12/95          15.36             $12,800             $  592                       $13,392
01/96          15.61             $13,008             $  602                       $13,610
02/96          15.72             $13,100             $  605                       $13,705
03/96          15.70             $13,083             $  701                       $13,784
04/96          15.75             $13,125             $  703                       $13,828
05/96          16.02             $13,350             $  715                       $14,065
06/96          16.09             $13,408             $  824                       $14,232
07/96          15.64             $13,033             $  801                       $13,834
08/96          15.95             $13,292             $  816                       $14,108
09/96          16.44             $13,700             $  939                       $14,639
10/96          15.59             $12,992             $2,134                       $15,126
11/96          16.52             $13,767             $2,261                       $16,028
12/96          16.04             $13,367             $2,481                       $15,848
01/97          16.37             $13,642             $2,532                       $16,174
02/97          16.87             $14,058             $2,610                       $16,668
03/97          16.33             $13,608             $2,624                       $16,232
04/97          16.61             $13,842             $2,669                       $16,511
05/97          17.46             $14,550             $2,806                       $17,356
06/97          17.91             $14,925             $3,010                       $17,935
07/97          18.91             $15,758             $3,178                       $18,936
08/97          18.26             $15,217             $3,068                       $18,285
09/97          19.01             $15,842             $3,306                       $19,148
10/97          18.28             $15,233             $3,179                       $18,412
11/97          19.29             $16,075             $3,355                       $19,430
12/97          17.78             $14,817             $5,167                       $19,984

Prepared by the Performance Measurements and Analytics Department.


                              Growth of           Value of                 Growth of
                              Initial             Reinvested               Investment with
Date            NAV           Investment          Distributions            Distributions Reinvested
01/98          17.66             $14,700             $5,127                       $19,827
02/98          18.49             $15,408             $5,373                       $20,783
03/98          19.22             $16,017             $5,694                       $21,711
04/98          18.81             $15,675             $5,573                       $21,248
05/98          18.43             $15,358             $5,461                       $20,819
06/98          18.27             $15,225             $5,549                       $20,774
07/98          17.70             $14,750             $5,376                       $20,126
08/98          16.19             $13,492             $4,917                       $18,409
09/98          17.16             $14,300             $5,323                       $19,623
10/98          18.44             $15,367             $5,720                       $21,087
11/98          19.06             $15,883             $5,913                       $21,796
12/98          17.74             $14,783             $7,347                       $22,130

Prepared by the Performance Measurements and Analytics Department.

                         S&P 500 Index growth $10,000

01/13/1999

                        09/30/1994  10/31/1994  11/30/1994  12/31/1994  01/31/1995  02/28/1995  03/31/1995  04/30/1995  04/31/1995
                        10/31/1994  11/30/1994  12/31/1994  01/31/1995  02/28/1995  03/31/1995  04/30/1995  05/31/1995  05/30/1995
Fund                    Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
Name                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
----------------------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
No Objective Assigned

S & P 500 Mnthly Reinv    10224.34     9852.45     9998.31    10257.42    10656.78    10970.74    11293.54    11744.24    12016.55


                                        Source: Lipper Analytical Services, Inc.


                         S&P 500 Index growth $10,000

01/13/1999

                        09/30/1995  07/31/1995  08/31/1995  09/30/1995  10/31/1995  11/30/1995  12/31/1995  01/31/1996  02/29/1996
                        07/31/1995  08/31/1995  09/30/1995  10/31/1995  11/30/1995  12/31/1995  01/31/1996  02/29/1996  03/31/1996
                        Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                        Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
----------------------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
No Objective Assigned

S & P 500 Mnthly Reinv    12414.87    12445.86    12970.80    12924.46    13491.18    13751.06    14218.53    14350.81    14488.98


                                        Source: Lipper Analytical Services, Inc.


                         S&P 500 Index growth $10,000
01/13/1999

                        03/31/1996  04/30/1996  05/31/1997  06/30/1996  07/31/1996  08/31/1996  09/30/1996  10/31/1996  11/30/1996
                        04/30/1996  05/31/1996  06/30/1996  07/31/1996  08/31/1996  09/30/1996  10/31/1996  11/30/1996  12/31/1996
                        Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                        Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                        ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
No Objective Assigned

S & P 500 Mnthly Reinv  14702.40    15080.92     15138.41   14469.97     14775.65    15606.52    16036.79    17247.91    16906.24

                                       Source: Lipper Analytical Services, Inc.

                         S&P 500 Index growth $10,000
01/13/1999

                        03/31/1996  04/30/1996  05/31/1997  06/30/1996  07/31/1996  08/31/1996  09/30/1996  10/31/1996  11/30/1996
                        04/30/1996  05/31/1996  06/30/1996  07/31/1996  08/31/1996  09/30/1996  10/31/1996  11/30/1996  12/31/1996
                        Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                        Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                        ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
No Objective Assigned

S & P 500 Mnthly Reinv    17961.90    18102.91    17360.48    18393.96    19520.64    20388.46    22010.33    20778.19    21915.50

                                        Source: Lipper Analytical Services, Inc.

                         S&P 500 Index growth $10,000

01/13/1999

                        09/30/1997  10/31/1997  11/30/1997  12/31/1997  01/31/1998  02/28/1998  03/31/1998  04/30/1998  05/31/1998
                        10/31/1997  11/30/1997  12/31/1997  01/31/1998  02/28/1998  03/31/1998  04/30/1998  05/31/1998  06/30/1998
                        Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                        Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                        ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
No Objective Assigned

S & P 500 Mnthly Reinv    21184.40    22164.27    22544.64    22793.76    24436.78    25687.15    25950.20    25504.76    26539.99

                                        Source: Lipper Analytical Services, Inc.


                         S&P 500 Index growth $10,000
01/13/1999

                        06/30/1998  07/31/1998  08/31/1998  09/30/1998  10/31/1998  11/30/1998
                        07/31/1998  08/31/1998  09/30/1998  10/31/1998  11/30/1998  12/31/1998
                        Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                        Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                        ----------  ----------  ----------  ----------  ----------  ----------
No Objective Assigned

S & P 500 Mnthly Reinv    26259.50    22465.63    23906.03    25847.57    27413.50    28992.16

                                        Source: Lipper Analytical Services, Inc.


                   Lipper Equity Income Fund growth $10,000

01/12/1999  SUMMARY

                              09/30/1994   10/31/1994  11/30/1994   12/31/1994   01/31/1995   02/28/1995   03/31/1995  04/30/1995
                              10/31/1994   11/30/1994  12/31/1994   01/31/1995   02/28/1995   03/31/1995   04/30/1995  05/31/1995
Fund                    Inv   Sys Inv      Sys Inv     Sys Inv      Sys Inv      Sys Inv      Sys Inv      Sys Inv     Sys Inv
Name                    obj   Tot Return   Tot Return  Tot Return   Tot Return   Tot Return   Tot Return   Tot Return  Tot Return
-------------------     ---   ----------   ----------  ----------   ----------   ----------   ----------   ----------  ----------
Equity Income Funds

Average/Total                   10061.03      9687.36     9764.84      9954.51     10286.68     10533.98     10779.82    11108.59

                                        Source: Lipper Analytical Services, Inc.


                   Lipper Equity Income Fund growth $10,000

01/12/1999  SUMMARY

                        05/31/1995  06/30/1995  07/31/1995  08/31/1995  09/30/1995  10/31/1995  11/30/1996  12/31/1995  01/31/1996
                        06/30/1995  07/31/1995  08/31/1995  09/30/1995  10/31/1995  11/30/1995  12/31/1995  01/31/1996  02/29/1996
                        Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                        Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                        ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Equity Income Funds
Average/Total             11238.70    11535.35    11652.72    12037.71    11920.92    12452.72    12766.42   13074.35     13184.18

                                        Source: Lipper Analytical Services, Inc.


                   Lipper Equity Income Fund growth $10,000

01/12/1999  SUMMARY

                        02/29/1996  03/31/1996  04/30/1996  05/31/1996  06/31/1996  07/31/1996  08/31/1996  09/30/1996  10/31/1996
                        03/31/1996  04/30/1997  05/31/1996  06/30/1996  07/31/1996  08/31/1996  09/30/1996  10/31/1996  11/30/1996
                        Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                        Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                        ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Equity Income Funds
Average/Total             13356.10    13495.62    13703.55    13732.34    13252.77    13599.74    14117.15    14443.57    15250.80


                   Lipper Equity Income Fund growth $10,000

01/12/1999  SUMMARY

                        11/30/1996  12/31/1996  01/31/1997  02/28/1997  03/31/1997  04/30/1997  05/31/1997  06/30/1997  07/31/1997
                        12/31/1996  01/31/1997  02/28/1997  03/31/1997  04/30/1997  05/31/1997  06/30/1997  07/31/1997  08/31/1997
                        Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                        Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                        ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Equity Income Funds
Average/Total             15170.61    15719.63    15921.18   15445.67    15907.56    16817.03    17441.98    18557.43    17994.26


                                        Source: Lipper Analytical Services, Inc.

                         Lipper Equity Income Fund growth $10,000
01/12/1999  SUMMARY

                        08/31/1997  09/30/1997  10/31/1997  11/30/1997  12/31/1997  01/31/1998  02/28/1998  03/31/1998  04/30/1998
                        09/30/1997  10/31/1997  11/30/1997  12/31/1997  01/31/1998  02/28/1998  03/31/1998  04/30/1998  05/31/1998
                        Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                        Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                        ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Equity Income Funds

Average/Total             18881.09    18306.90    18879.01    19334.30    19303.94    20390.12    21331.57    21331.37    21001.95

                                        Source: Lipper Analytical Services, Inc.


                   Lipper Equity Income Fund growth $10,000

01/12/1999  SUMMARY

                        05/31/1998  06/30/1998  07/31/1998  08/30/1998  09/30/1998  10/31/1998  11/30/1998
                        06/30/1998  07/31/1998  08/31/1998  09/30/1998  10/31/1998  11/30/1998  12/31/1998
                        Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                        Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                        ----------  ----------  ----------  ----------  ----------  ----------  ----------
Equity Income Funds

Average/Total             21143.49    20526.97    17983.66    18937.59    20038.18    20902.12    21453.60

                                        Source: Lipper Analytical Services, Inc.

/1/ developed market countries in Europe, Australasia and the Far East. The returns are presented net of dividend withholding taxes.

/2/ The Lipper International Funds Average universe consists of 279 funds.


                              INVESTMENT REVIEW

Q: How did the Fund perform during the six months ended December 31, 1998?

A: The Fund posted a return of 6.5% during the period, compared with 9.4% for the Standard & Poor's 500 Index. The Fund's results relative to the benchmark can be split into two distinct halves.

During the broad correction in the third quarter of 1998, the Fund outperformed the S&P 500 due to its defensive positioning. Specifically, we had focused on high-quality, blue chip companies that were trading at attractive valuations, and had invested about 15% of the Fund in electric and gas utilities. These stocks are seen as defensive because they have very steady earnings and also provide significant yields--two important traits in an uncertain investment environment. On the other hand, many of the stocks that had driven the performance of the S&P 500 had been selling at historically high valuations, and consequently suffered sharp price declines.

The fourth quarter of 1998 presented a different story. After the correction we realigned the Fund to be more aggressively positioned, by selling a number of the companies that had done extremely well, including reducing our holdings in utilities. The Fund moved into some cheaper issues, and this benefited our performance; the S&P 500, however, rebounded even more strongly. The strength of a group of large growth stocks within the S&P 500 drove it to a new all-time high, ultimately detracting from the Fund's relative performance. Nevertheless, the significant volatility over the six-month period created opportunities to sell stocks that had outperformed and to buy some that had underperformed but that offered attractive prospects and valuations.

Q: Were there other issues that affected the Fund over the period?

A: There was a notable amount of merger and acquisition activity that affected the stocks in the Fund. This consolidation is not unusual in the kind of economic environment we've seen, characterized by weak pricing power, slowing worldwide economic growth, increased global competition, and deflation. Companies look to make acquisitions or merge in order to stay competitive and lower their cost structures. Among the Fund's investments involved in consolidation activity were Mobil (1.5% of assets) and Exxon (0.7% of assets) which announced a merger in the fourth quarter. Also, in forest products two of our holdings announced a merger: Union Camp (sold during the fourth quarter) and International Paper (1.1% of assets). A number of other holdings that were involved in mergers announced before the fourth quarter include Rubbermaid (2.3% of assets), Bell Atlantic (1.9% of assets), GTE (2.1% of assets), Ameritech (2.5% of assets) and Amoco (0.9% of assets).

By the end of the period, the Fund's industry weightings were more in line with the S&P 500 than they were at the start, partly because of the reduction in electric utility stocks. We redeployed assets across a wide range of industries.

Q: Was there a common thread among the Fund's new investments?

A: The Fund's new investments all share a combination of positive fundamentals and relatively low price-to-earnings (P/E) ratios. For example, General Motors (2.7%

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                              Equity Income Fund

                                  Investments


assets as of 12/31/98) saw its stock price plummet in the third quarter, but we added it to the portfolio due to its solid prospects longer term. VF Corporation (2.1% of assets as of 12/31/98), the manufacturer of Lee and Wrangler jeans as well as Jansport packs, was also added. This company boasts sales of about $5 billion and enjoys favorable revenue and earnings growth. The company's balance sheet is strong, and its P/E ratio is about half that of the market. Household International (2.4% of assets as of 12/31/98), a leading consumer loan company with good prospects, was another addition to the portfolio.


Q: We understand that there was an important modification to the Fund's investment strategy. Could you explain what this was and what impact it will have on the Fund?

A: At the end of the fourth quarter, the Fund's Investment Committee gave authorization to the Fund to invest up to 20% of assets in companies that offer a dividend yield below our traditional benchmark--which is to identify companies yielding 40% above the average dividend yield of the S&P 500. We believe that this change, implemented on January 1, 1999, will help improve the short- and long-term performance of the Fund by allowing us to invest in a broader range of dividend-paying companies, and to allow for better diversification. For example, the Fund had been unable to invest in many attractive companies in the health care and technology sectors--which constitute almost 30% of the S&P 500--because their dividend yields were too low, even though many of those investments have been appealing candidates for the Montgomery Equity Income Fund. This change will allow us to leverage investment research with some of our other strategies and still look at solid companies that might boost performance. We intend to look to a company's historical yield when determining its fitness for the Fund, even though its present relative yield may be below the previous benchmark. All stocks purchased under this modification, of course, must meet all of our other stock selection criteria.


--------------------------------------------------------------------------------
TOP TEN HOLDINGS
--------------------------------------------------------------------------------
(as a percentage of total net assets)

Kimberly-Clark Corporation......................................       3.7%
American Home Products Corporation..............................       3.6%
Anheuser-Busch Companies, Inc. .................................       3.2%
Pitney-Bowes, Inc. .............................................       3.1%
BankAmerica Corporation.........................................       3.0%
First Union Corporation.........................................       2.9%
General Motors Corporation......................................       2.7%
du Pont (E.I.) de Nemours and Company...........................       2.7%
Donnelly (R.R.) & Sons Company..................................       2.7%
McCormick & Company, Inc. Nonvoting shares......................       2.6%

--------------------------------------------------------------------------------
TOP FIVE INDUSTRIES
--------------------------------------------------------------------------------
(as a percentage of total net assets)

Banks...........................................................      10.4%
Pharmaceuticals.................................................       7.7%
U.S. Telecommunications.........................................       6.6%
Integrated Oil Companies........................................       5.3%
Insurance Brokers/Services......................................       4.8%

Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities.

PORTFOLIO INVESTMENTS

December 31, 1998 (Unaudited)

COMMON STOCKS -- 97.0%
     Shares                                                      Value (Note 1)
ALCOHOLIC BEVERAGES -- 97.0%
     19,500    Anheuser-Busch Companies, Inc....................$     1,279,688

APPAREL -- 2.1%
     18,000    VF Corporation...................................        843,750

BANKS -- 10.4%
     20,000    BankAmerica Corporation..........................      1,202,500
     19,000    First Union Corporation..........................      1,155,438
     13,000    National City Corporation........................        936,000
      9,500    Wachovia Corporation.............................        830,656
                                                                      ---------
                                                                      4,124,594

BUILDING PRODUCTS -- 2.5%
     34,000    Masco Corporation................................        977,500

CHEMICALS -- 2.7%
     19,000    du Pont (E.I.) de Nemours and Company............$     1,069,938

DEPARTMENT STORES -- 3.6%
     13,000    May Department Stores Company....................        784,874
     14,000    Penney (J.C.) Company, Inc. .....................        656,250
                                                                      ---------
                                                                      1,441,124

DIVERSIFIED MANUFACTURE -- 1.3%
      7,000    Minnesota Mining & Manufacturing.................        511,000

ELECTRIC UTILITIES -- 4.4%
      8,500    Florida Progress Corporation.....................        380,906
     13,000    SCANA Corporation................................        419,250
      5,000    Texas Utilities Company..........................        233,438
     22,000    Wisconsin Energy Corporation.....................        691,625
                                                                      ---------
                                                                      1,725,219

The accompanying notes are an integral part of these financial statements.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                              Equity Income Fund

                                  Investments

COMMON STOCKS -- CONTINUED
   Shares                                                        Value (Note 1)
ELECTRICAL PRODUCTS -- 2.5%
   16,500  Emerson Electric Company............................. $     998,250

FINANCIAL PUBLISHING/SERVICES -- 2.3%
    9,000  McGraw-Hill Companies, Inc...........................       916,875

FOREST PRODUCTS -- 3.1%
   10,000  International Paper Company**........................       448,125
   15,000  Weyerhaeuser Company.................................       762,187
                                                                     ---------
                                                                     1,210,312
HOME FURNISHINGS -- 2.3%
   29,000  Rubbermaid, Inc. ....................................       911,688

INSURANCE BROKERS/SERVICES -- 4.8%
   24,000  Household International, Inc.........................       951,000
   16,000  Marsh & McLennan Companies...........................       935,000
                                                                     ---------
                                                                     1,886,000

INTEGRATED OIL COMPANIES -- 5.3%
    6,000  Amoco Corporation....................................       354,000
   10,000  Chevron Corporation..................................       829,375
    4,000  Exxon Corporation....................................       292,500
    7,000  Mobil Corporation....................................       609,874
                                                                     ---------
                                                                     2,085,749

LIFE INSURANCE -- 3.1%
   11,000  American General Corporation.........................       858,000
    8,000  ReliaStar Financial Corporation......................       369,000
                                                                     ---------
                                                                     1,227,000

MEDICAL SPECIALITIES -- 0.9%
   12,000  Mallinckrodt Inc.....................................       369,750

MOTOR VEHICLES -- 2.7%
   15,000  General Motors Corporation...........................     1,074,375

MULTI-LINE INSURANCE -- 0.9%
    8,500  SAFECO Corporation...................................       365,234

NATURAL GAS DISTRIBUTION -- 1.7%
   34,000  Questar Corporation..................................       658,750

OFFICE EQUIPMENT/SUPPLIES -- 3.1%
   18,500  Pitney-Bowes, Inc....................................     1,222,155

OILFIELD SERVICES/EQUIPMENT -- 2.7%
   16,000  Baker Hughes Inc.....................................       283,000
   26,500  Halliburton Company..................................       785,063
                                                                     ---------
                                                                     1,068,063
PACKAGED FOODS -- 3.0%
    8,000  General Mills Inc....................................       622,000
   10,000  Heinz (H.J.) Company.................................       566,250
                                                                     ---------
                                                                     1,188,250
PACKAGED GOODS/COSMETICS -- 3.7%
   27,000  Kimberly-Clark Corporation...........................     1,471,500

Shares                                                          Value (Note 1)

PHARMACEUTICALS -- 7.7%
   25,000  American Home Products Corporation................... $   1,407,813
    4,500  Merck & Company, Inc.................................       664,594
   17,000  Pharmacia & Upjohn, Inc..............................       962,625
                                                                     ---------
                                                                     3,035,032

PRINTING/FORMS -- 2.6%
   24,000  Donnelley (R.R.) & Sons Company......................     1,051,500

RAILROADS -- 20%
   24,500  Norfolk Southern Corporation.........................       776,344

SPECIALTY CHEMICALS -- 0.8%
   11,000  Nalco Chemical Company...............................       341,000

SPECIALTY FOODS/CANDY -- 2.5%
   30,000  McCormick & Company, Inc.,
           Nonvoting Shares.....................................     1,013,438

TABACCO -- 2.5%
   28,000  UST Inc..............................................       976,500

U.S. TELECOMMUNICATIONS -- 6.6%
   15,500  Ameritech Corporation................................       982,313
   14,500  Bell Atlantic Corporation............................       768,500
   13,000  GTE Corporation......................................       845,000
                                                                     ---------
                                                                     2,595,813

TOTAL COMMON STOCKS
   (Cost $32,892,654)...........................................    38,416,391
                                                                    ----------

REPURCHASE AGREEMENT -- 4.1%
(Cost $1,622,000)
Principal Amount
 $1,622,000   Agreement with Greenwich Capital Markets,
              Tri-Party, 5.150% dated 12/31/98, to be
              repurchased at $1,622,928 on 01/04/99,
              collateralized by $1,654,440 market value
              of U.S. government securities, having various
              maturities and various interest rates.............     1,622,000
                                                                     ---------

TOTAL INVESTMENTS -- 101.1%
   (Cost $34,514,654*)..........................................    40,038,391

OTHER ASSETS AND LIABILITIES -- (1.1)%
(Net)...........................................................      (448,367)
                                                                       -------
NET ASSETS -- 100.0%............................................ $  39,590,024
                                                                    ==========


*   Aggregate cost for federal tax purposes.
** Security on loan at December 31, 1998, which has an aggregate market value of $153,035, represents 0.4% of the total net assets of the Fund (see note 4 to Financial Statements).

The accompanying notes are an integral part of these financial statements.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                           International Growth Fund

                             Portfolio Highlights

                                  (Unaudited)

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

John Boich, CFA.....Senior Portfolio Manager
Oscar Castro, CFA...Senior Portfolio Manager

-------------------------------------------------------------------------------
FUND PERFORMANCE
-------------------------------------------------------------------------------

                         Average annual total returns
                         for the period ended 12/31/98

-------------------------------------------------------------------------------

                                  MONTGOMERY
                           INTERNATIONAL GROWTH FUND

Since inception (7/3/95)................................................  20.34%
One year................................................................  28.69%
Three years.............................................................  19.69%

                                MSCI EAFE INDEX

Since 6/30/95...........................................................  10.18%
One year................................................................  20.00%
Three years.............................................................   9.00%


Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Fund performance presented is for Class R shares.

                        GROWTH OF A $10,000 INVESTMENT


                         FIRST DATA INVESTOR SERVICES
                       MUTUAL FUND HYPOTHETICAL ANALYSIS

MONTGOMERY INT'L GROWTH(R)
INITIAL INVESTMENT:   $10,000   Period: 06/30/95 - 12/98
This is a no load fund.

                            Growth of    Value of       Growth of
                            Initial      Reinvested     Investment with
    Date          NAV       Investment   Distributions  Distributions Reinvested
    06/30/95      12.00       $10,000            $0           $10,000
    06/95         12.00       $10,000            $0           $10,000
    07/95         12.10       $10,083            $0           $10,083
    08/95         12.07       $10,058            $0           $10,058
    09/95         12.50       $10,417            $0           $10,417
    10/95         12.81       $10,675            $0           $10,675
    11/95         12.94       $10,783            $0           $10,783
    12/95         13.37       $11,142            $0           $11,142
    01/96         13.67       $11,392            $0           $11,392
    02/96         13.94       $11,617            $0           $11,617
    03/96         14.21       $11,842            $0           $11,842
    04/96         15.12       $12,600            $0           $12,600
    05/96         15.51       $12,925            $0           $12,925
    06/96         15.31       $12,758            $0           $12,758
    07/96         14.62       $12,183            $0           $12,183
    08/96         15.00       $12,500            $0           $12,500
    09/96         15.26       $12,717            $0           $12,717
    10/96         13.61       $11,342        $1,395           $12,737
    11/96         14.34       $11,950        $1,470           $13,420
    12/96         14.40       $12,000        $1,477           $13,477
    01/97         14.69       $12,242        $1,506           $13,748
    02/97         14.62       $12,183        $1,500           $13,683
    03/97         14.67       $12,225        $1,505           $13,730
    04/97         14.68       $12,233        $1,506           $13,739
    05/97         15.57       $12,975        $1,597           $14,572
    06/97         16.25       $13,542        $1,666           $15,208
    07/97         16.78       $13,983        $1,721           $15,704
    08/97         15.92       $13,267        $1,632           $14,899
    09/97         16.87       $14,058        $1,731           $15,789
    10/97         15.57       $12,975        $1,597           $14,572
    11/97         15.76       $13,133        $1,617           $14,750
    12/98         14.76       $12,300        $2,545           $14,845
    01/98         15.39       $12,825        $2,653           $15,478
    02/98         16.84       $14,033        $2,904           $16,937
    03/98         17.76       $14,800        $3,062           $17,862
    04/98         18.40       $15,333        $3,173           $18,506
    05/98         18.61       $15,508        $3,209           $18,717
    06/98         18.64       $15,533        $3,214           $18,747
    07/98         19.02       $15,850        $3,279           $19,129
    08/98         16.19       $13,492        $2,791           $16,283
    09/98         15.44       $12,867        $2,662           $15,529


                         FIRST DATA INVESTOR SERVICES
                       MUTUAL FUND HYPOTHETICAL ANALYSIS

MONTGOMERY INT'L GROWTH(R)
Initial Investment: $10,000   Period: 06/30/95 - 12/98
This is a no load fund.

                      Growth of       Value of         Growth of
                      Initial         Reinvested       Investment with
    DATE     NAV      Investment      Distributions    Distributions Reinvested
    10/98    16.98    $14,15O         $2,928           $17,078
    11/98    18.04    $15,033         $3,111           $18,144
    12/98    18.89    $15,742         $3,363           $19,105

Prepared by The Performance Measurements and Analytics Department.


                        MSCI EAFE Index growth $10,000

01/12/1999

                      02/29/1996   03/31/1996  04/30/1996  05/31/1996  06/30/1996  07/31/1996  08/31/1996   09/30/1996  10/31/1996
                      03/31/1996   04/30/1996  05/31/1996  06/30/1996  07/31/1996  08/31/1996  09/30/1996   10/31/1996  11/30/1996
                      Sys Inv      Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv      Sys Inv     Sys Inv
                      Tot Return   Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return   Tot Return  Tot Return
                      ----------   ----------  ----------  ----------  ----------  ----------  ----------   ----------  ----------
Securities Indices
MSCI EAFE IX ND       11151.90     11476.12    11264.94    11328.34    10997.25    11021.34    11314.13     11198.36    11643.92


                                        Source: Lipper Analytical Services, Inc.

                        MSCI EAFE Index growth $10,000

01/12/1999

Fund                      Inv      06/30/1995   07/31/1995  08/31/1995  09/30/1995  10/31/1995  11/30/1995  12/12/1995   01/31/1996
Name                      Obj      07/31/1995   08/31/1995  09/30/1995  10/31/1995  11/30/1995  12/31/1995  01/31/1996   02/29/1996
                                   Sys Inv      Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv      Sys Inv
                                   Tot Return   Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return   Tot Return
------------------        ---      ----------   ----------  ----------  ----------  ----------  ----------  ----------   ----------

Securities Indices
MSCI EAFE IX ND            XI      10622.56    10217.35    10416.90     10136.89    10418.93    10838.72    10883.21     10920.00


                                        Source: Lipper Analytical Services, Inc,



01/12/1999             MSCI EAFE Index growth  $10,000

                         11/30/1996  12/31/1996  01/31/1997  02/28/1997  03/31/1994  01/30/1997  05/31/1997  06/30/1997  07/31/1997
                         12/31/1996  01/31/1997  02/28/1997  03/31/1997  04/30/1997  05/31/1997  06/30/1997  07/31/1997  00/31/1997
                         Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                         Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                         ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Securities Indices
MSCI EAFE IX ND          11494.13    11091.87    11273.29    11314.11    11374.14    12114.30    12782.37    12989.16    12019.08

                                       Source: Lipper Analytical Services, Inc.



                        MSCI EAFE Index growth $10,000
01/12/1999                                                             Page: 1-D

                    08/31/1997    O9/30/1997    10/31/1997  11/30/1997  12/31/1997  01/31/1998  02/28/1998  03/31/1998  04/30/1998
                    09/30/1997    10/31/1997    11/30/1997  12/31/1997  01/31/1998  02/28/1998  03/31/1998  04/30/1998  05/31/1998
                    Sys Inv       Sys Inv       Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                    Tot Return    Tot Return    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                    ----------    ----------    ----------  ----------  ----------  ----------  ----------  ----------  ----------
Securities Indices
MSCI EAFE IX ND     12692.37      11716.78      11597.33    11698.49    12233.50    13018.47    13419.33    13525.55    13459.90


                                       Source: Lipper Analytical Services,Inc.

                        MSCI EAFE Index Growth $10,000
01/12/1999                                                             Page 1-E

                    05/31/1998    06/30/1998    07/31/1998  08/31/1998  09/30/1998  10/31/1998  11/30/1998
                    06/30/1998    07/31/1998    08/31/1998  09/30/1998  10/31/1998  11/30/1998  12/31/1998
                    Sys Inv       Sys Inv       Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                    Tot Return    Tot Return    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                    ----------    ----------    ----------  ----------  ----------  ----------  ----------
Securities Indices   13561.80     13699.30      12002.10    11634.14    12846.89    13505.05    14037.82
MSCI EAFE IX ND

                                        Source: Lipper Analytical Services, Inc.



                        Lipper Intnal Funds/2/ growth $10,000
01/12/1999  SUMMARY

                                 06/30/1995   07/31/1995  08/31/1995 09/30/1995 10/31/1995 11/30/1995 12/31/1995  01/31/1996
                                 07/31/1995   08/31/1995  09/30/1995 10/31/1995 11/30/1995 12/31/1995 01/31/1996  02/29/1996
Fund                    Inv      Sys Inv      Sys Inv     Sys Inv    Sys Inv    Sys Inv    Sys Inv    Sys Inv     Sys Inv
Name                    obj      Tot Return   Tot Return  Tot Return Tot Return Tot Return Tot Return Tot Return  Tot Return
-------------           ---      ----------   ----------  ---------- ---------- ---------- ---------- ----------  ----------
International Funds
Average/Total                     10535.91    10339.11     10495.93   10286.61    10396.57  10708.01   10949.63   10995.95


                                        Source: Lipper Analytical Services, Inc.


                       Lipper Intnal Funds growth $10,000
01/12/1999  SUMMARY

                         02/29/1996  03/31/1996  04/30/1996  05/31/1996   06/30/1996  07/31/1996 08/31/1996  09/30/1996  10/31/1996
                         03/31/1996  04/30/1996  05/31/1996  06/30/1996   07/31/1996  08/31/1996 09/30/1996  10/31/1996  11/30/1996
                         Sys Inv     Sys Inv     Sys Inv     Sys Inv      Sys Inv    Sys Inv     Sys Inv     Sys Inv     Sys Inv
                         Tot Return  Tot Return  Tot Return  Tot Return   Tot Return Tot Return  Tot Return  Tot Return  Tot Return
                         ----------  ----------  ----------  ----------   ---------- ----------  ----------  ----------  ----------
International Funds
Average/Total              11186.91   11540.05    11508.20       11585.43     11150.67    11278.40  11521.57   114444.71  11933.52


                                        Source: Lipper Analytical Services, Inc.



                       Lipper Intnal Funds growth $10,000
01/12/1999  SUMMARY

                    11/30/1996  12/31/1996  01/31/1997 02/28/1997 03/31/1997 05/31/1997  06/30/1997  07/31/1997
                    12/31/1996  01/31/1997  02/31/1997 03/31/1997 05/31/1997 06/30/1997  07/31/1997  08/31/1997
                    Sys Inv     Sys Inv     Sys Inv    Sys Inv    Sys Inv    Sys Inv     Sys Inv     Sys Inv
                    Tot Return  Tot Return  Tot Return Tot Return Tot Return Tot Return  Tot Return  Tot Return
                    ----------  ----------  ---------- ---------- ---------- ----------  ----------  ----------
Internatioal Funds
Average/Total       11976.28    11932.77    12085.45    12118.03  12136.05    12853.97   13453.37    12815.77

                                        Source: Lipper Analytical Services, Inc.


                       Lipper Intnal Funds  growth $10,000
01/12/1999  SUMMARY

                    08/31/1997  09/30/1997  10/31/1997  11/30/1997  12/31/1997  01/31/1998 02/28/1998  03/31/1998  04/30/1998
                    09/30/1997  10/31/1997  11/30/1997  12/31/1997  01/31/1998  02/28/1998 03/31/1998  04/30/1998  05/31/1998
                    Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv    Sys Inv     Sys Inv     Sys Inv
                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return Tot Return  Tot Return  Tot Return
                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ---------- ----------

Internatioal Funds
Average/Total       13615.29    12571.16    12453.90    12552.73    12862.04    13712.55    14414.36   14615.61    14632.53

                                        Source: Lipper Analytical Services, Inc.


                       Lipper Intnal Funds  growth $10,000
01/12/1999  SUMMARY                                                    Page: 1-E

                    05/31/1998  06/30/1998  07/31/1998  08/31/1998  09/30/1998  10/31/1998  11/30/1998
                    06/30/1998  07/31/1998  08/31/1998  09/30/1998  10/31/1998  11/30/1998  12/31/1998
                    Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                    ----------  ----------  ----------  ----------  ----------  ----------  ----------
International Funds
Average/Total         14527.51   14763.50    12643.20   12174.74     13087.66    13759.60   14192.05

                                        Source: Lipper Analytical Services, Inc.

/1/ The Morgan Stanley Capital International EAFE Index is composed of 21 developed market countries in Europe, Australasia and the Far East. The returns are presented net of dividend withholding taxes.

/2/ The Lipper International Funds Average universe consists of 279 funds.

INVESTMENT REVIEW

Q: How did the Fund perform during the six months ended December 31, 1998?

A: In spite of an outperformance of more than 230 basis points during the fourth quarter, a challenging third quarter resulted in the Fund's underperforming its benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index in the second half of the year. We are pleased to report, however, that a strong first half more than offset this disappointment, resulting in an outperformance by a considerable margin for 1998 as a whole. The Fund returned 1.9% between July 1 and December 31, and 28.7% for the year, versus 3.5% and 20%, respectively, for the benchmark. In recognition of these results, the Fund has earned an overall five-star rating from Morningstar for its risk-adjusted returns over the three-year period ended December 31, 1998. The Fund was rated among 862 international equity funds.* Q:

Q: Were there any changes in investment strategy that helped Fund performance during this volatile period?

A: In spite of disconcerting market volatility, especially during the third quarter, there were no changes to the strategy of the Montgomery International Growth Fund. We remain committed to our fundamental approach to investing, and portfolio performance over the second half of the year benefited most from strong stock selection. For example, the portion of our portfolio allocated to Japan returned 38% for the quarter versus 27% for the benchmark. Our investments in well-run companies such as Kirin Brewery Company (2.8% of assets as of 12/31/98) contributed to this positive performance.

Nonetheless, we did make compensating adjustments to the portfolio over the last six months of the period, resulting from our bottom-up approach to investment analysis that favors primary research at the country, sector and company levels. In the third quarter, this approach reinforced our view that undue investor pessimism had caused many international stocks and markets to become oversold relative to their economic fundamentals. Falling long-term interest rates that might ordinarily rally the market were overlooked. Because of this the Fund remained fully invested. Thus, as investors' fears began to subside in the fourth quarter, the portfolio was well positioned to take full advantage of the market rebound.


Q: Were there any changes to your main sector preferences over the last six months of the year?

A: As a result of our stock selection process, there were some changes to the Fund's sector allocations during the second half of the year. The Fund's exposure to the financial services sector declined from 26.2% to 20.7%. This was largely the result of the sale of some Japanese convertible bonds, but we also sold stocks such as AXA Corporation, which had simply reached their price targets. Financial services remains the largest sector exposure in the portfolio, but we are underweighted relative to the benchmark.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                          International Growth Funds

                             Portfolio Highlights

--------------------------------------------------------------------------------
TOP TEN HOLDINGS
--------------------------------------------------------------------------------
                     (as a percentage of total net assets)
KAO Corporation...........................................................  2.9%
NTT Mobile Communications.................................................  2.9%
Kirin Brewery Company.....................................................  2.8%
Cap Gemini S.A. ..........................................................  2.8%
Vivendi...................................................................  2.6%
Swisscom AG...............................................................  2.6%
Mannesmann AG.............................................................  2.5%
Union Electrica Fenosa S.A. ..............................................  2.4%
Novartis AG...............................................................  2.4%
Koninklijke KPN, N.V. ....................................................  2.4%

--------------------------------------------------------------------------------
TOP FIVE COUNTRIES
--------------------------------------------------------------------------------
                     (as a percentage of total net assets)
United Kingdom............................................................ 18.1%
Japan..................................................................... 12.1%
Germany...................................................................  8.6%
France....................................................................  8.4%
Netherlands...............................................................  7.9%

Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities.

*Past performance is no guarantee of future results, Morningstar proprietary ratings reflect historical risk-adjusted performance as of 12/31/98. The ratings are subject to change every month. The ratings are calculated from the Fund's three-, five-, and 10-year average annual returns (if applicable) in excess of 90-day Treasury bill returns, with appropriate fee adjustments and a risk factor that reflects Fund performance below 90-day T-bill returns. The top 10% of funds in an investment class receive five stars. Ratings are for Class R shares only: other classes may vary.

There are risks associated with investing in funds of this type that invest in securities of foreign countries, such as erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

Our exposure to the utilities sector also changed over the period. The Fund's allocation to this sector increased due to capital appreciation and our purchase of Docamo, (2.9% of assets as of 12/31/98). Docamo is the mobile communications arm of NTT Mobile Communications, which is the main provider of telecommunications services in Japan.

One of the most significant changes to the Fund since July 1 has been our reduced exposure to more-cyclical sectors of the market. Our concentration in capital goods, technology and consumer cyclicals declined from an aggregate 28% to 16.9% as of December 31. These decisions reflected our satisfaction with the upside returns that had been achieved, as well as a forward-looking emphasis on earnings visibility.

Q: JANUARY 1, 1999, MARKED THE LAUNCH OF A SINGLE EUROPEAN CURRENCY. WHAT IMPACT IS THE EURO LIKELY TO HAVE ON EUROPEAN MARKETS?

A: We are optimistic about the impact that the euro may have on the European markets. A single European currency should spark increased cross-border competition throughout the European Union and act as a strong catalyst for business consolidation and restructuring. This should result in balance-sheet efficiencies and cost reductions that will favorably impact corporate earnings. One area that has already generated significant merger-related interest and which stands to benefit further from the euro's introduction is the financial services sector. In our opinion this sector may undergo additional consolidation as the euro begins to remove the remaining obstacles to pan-European financial services. We see this as a positive development that could add value to the finance segment of our portfolio in 1999.

Q: TURNING TO ASIA, WHAT DO YOU CONSIDER THE PROSPECTS OF THESE MARKETS TO BE IN 1999?

A: The Asian markets are positioning themselves for recovery, but significant hurdles must still be overcome. Japan's economy remains plagued by structural problems, including insufficient domestic demand, reduced capital spending and limited credit availability. Japan's announcement of a $195 billion economic stimulus initiative in November and professed commitment to economic expansion in 1999 have bolstered the Nikkei 225 Index and the yen. The government's history of failed economic incentive programs, however, forces us to consider the possibility that this will again result in little more than a seasonal change in investor perception. We will remain cautious until we see further evidence of improvement.

Q: HOW IS THE FUND POSITIONED TO TAKE ADVANTAGE OF THE TRENDS IN BOTH EUROPE AND ASIA OVER THE COMING YEAR?

A: In our opinion 1999 is likely to be a year of decelerating aggregate growth. Consensus forecasts for economic growth in the developed economies have been revised downward from 1.7% to 1.5% and could undergo further revision. In this uncertain environment, we are focusing on companies that provide strong earnings visibility and the potential to grow earnings without revenue growth. In such an environment, the restructuring that we expect within the Economic and Monetary Union (EMU) is particularly appealing, because it should help drive down costs and positively impact corporate earnings even if revenue growth decelerates.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                          International Growth Fund

                                  Investments

In addition, the Fund's investments are concentrated in what we see as fundamentally sound companies in sectors that may provide some insulation from an economic downturn and give us exposure to upside gains if the economy improves. These include consumer staples and financial services. We believe that the primary consumer demand that supports these sectors is less sensitive to economic movements than the product demand that supports more-cyclical industries. In addition, the retail segment of the financial services sector typically enjoys wider margins than its wholesale counterpart. In Europe the capital flows generated by the deregulation of the pension fund system could further benefit this sector.

Finally, we favor utilities that demonstrate earnings resilience and strong business momentum. We believe that the telecom names in our portfolio can continue to grow earnings through the current year and will continue adding value to the Fund. Through strong stock selection resulting from our primary original fundamental research, our expert industry knowledge and the advantage of good insight, we hope to continue to provide our shareholders with positive returns.

Portfolio Investments

December 31, 1998 (Unaudited)

COMMON STOCKS -- 89.1%
Shares                                                           Value (Note 1)
AUSTRALIA -- 3.4%
    574,397   Australia & New Zealand Bank Group,
              ORD (Banks)..................................... $     3,759,258
  1,443,400   Cable & Wireless Optus Ltd.
              (Telephone/Wireless)............................       3,033,888
                                                                     ---------
                                                                     6,793,146

CHINA/HONG KONG -- 0.8%
    934,000   China Telecom (Hong Kong) Ltd.**+
              (Telephone/Wireless)............................       1,614,416

FINLAND -- 2.2%
     35,960   Nokia Corporation AB, Series A
              (Telecommunications Equipment)..................       4,360,519

FRANCE -- 8.4%
    124,700   Alstom+ (Machinery and Tools)...................       2,921,785
      2,400   Alstom, ADR+ (Machinery and Tools)..............          55,800
     34,600   Cap Gemini S.A. (Business Services).............       5,551,100
     69,450   Renault S.A. (Auto/Auto Parts)..................       3,117,859
     20,333   Vivendi (Conglomerates).........................       5,273,270
                                                                    ----------
                                                                    16,919,814

GERMANY -- 7.3%
     42,500   Bayerische Vereinsbank AG (Banks)...............       3,328,382
     43,500   Mannesmann AG (Machinery and Tools).............       4,986,047
      8,475   Muenchener Rueckver AG (Insurance)..............       4,104,375
     23,500   Vebs AG (Electric Utilities)....................       1,406,037
     10,420   Volkswagon AG (Auto/Auto Parts).................         831,674
                                                                    ----------
                                                                    14,656,515

GREECE -- 4.0%
    150,077   Hellenic Telecommunication Organization S.A.+
              (Telephone/Networks)............................       3,994,832
     17,960   National Bank of Greece (Banks).................       4,042,733
                                                                     ---------
                                                                     8,037,565

IRELAND -- 3.6%
    146,524   Bank of Ireland (Banks).........................       3,257,982
     56,500   Elan Corporation PLC, ADR*** (Pharmacy/Drugs)...       3,930,281
                                                                     ---------
                                                                     7,188,263

ITALY -- 3.9%
    450,000   Saipem SpA+ (Oilfield Equipment)................       1,899,664
    212,700   Telecom Italia SpA+ (Telephone/Networks)........       1,813,826
    176,800   Telecom Italia di Risp (Telephone/Networks).....       1,112,050
    416,500   Telecom Italia Mobile SpA (Telephone/Wireless)..       3,073,150
                                                                     ---------
                                                                     7,898,690

JAPAN -- 12.1%
    143,000   Bridgestone Corporation (Auto/Auto Parts).......       3,245,830
    261,000   KAO Corporation (Cosmetics and Personal Care)...       5,889,562
    447,000   Kirin Brewery Company (Food and Beverage).......       5,696,031
        140   NTT Mobile Communications
              (Telecommunications/Other)......................       5,760,807
     41,000   TDK Corporation (Electronics)...................       3,747,887
                                                                    ----------
                                                                    24,340,117

The accompanying notes are an integral part of these financial statements.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                           International Growth Fund

                                  Investments


COMMON STOCKS -- CONTINUED
     Shares                                                       Value (Note 1)
NETHERLANDS -- 7.9%
      50,300   Equant N.V.** (Software Systems).................  $   3,410,969
      47,600   International Nederlanden Groep N.V. (Banks).....      2,901,049
      96,700   Koninklijke KPN, N.V.
               (Telecommunications/Other).......................      4,839,345
      56,700   Unilever N.V., ADR
               (Cosmetics and Personal Care)....................      4,702,556
                                                                    -----------
                                                                     15,853,919

NORWAY -- 1.3%
     779,300   Christiana Bank OG (Banks).......................      2,707,594

PORTUGAL -- 1.8%
      80,330   Portugal Telecom S.A. (Telephone/Networks).......      3,684,763

SPAIN -- 6.3%
     186,780   Argentaria, Caja Postal y Ban (Banks)............      4,829,837
      65,298   Telefonica de Espana, ORD
               (Telephone/Networks).............................      2,899,172
     279,600   Union Electrica Fenosa S.A.+
               (Electric Utilities).............................      4,869,195
                                                                    -----------
                                                                     12,598,204

SWEDEN -- 1.1%
      90,950   Ericsson (L.M.) Telephone Company, Class A,
               (Telecommunications Equipment)...................      2,160,479

SWITZERLAND -- 6.9%
       1,166   Baer (Julius) Holdings AG-B
               (Diversified Financial Services).................      3,875,348
       2,463   Novartis AG** (Pharmacy/Drugs)...................      4,841,718
      12,490   Swisscom AG (Telephone/Networks).................      5,228,795
                                                                    -----------
                                                                     13,945,861

UNITED KINGDOM -- 18.1%
      72,000   Abbey National PLC (Banks).......................      2,477,927
     217,500   Allied Zurich PLC
               (Diversified Financial Services).................      3,252,833
     362,548   Amvescap PLC (Investment Management).............      2,802,979
     174,700   Colt Telecom Group PLC
               (Telephone/Regional-Local).......................      2,556,094
     138,103   Glaxo Wellcome PLC (Pharmacy/Drugs)..............      4,746,186
     387,454   Orange PLC (Telephone/Wireless)..................      4,470,754
     169,118   Railtrack Group PLC (Railroad)...................      4,420,217
     181,963   Reckitt and Coleman PLC
               (Cosmetics and Personal Care)....................      2,402,176
     413,500   Sainsbury PLC (Food and Beverage)................      3,215,811
     550,900   Somerfield PLC (Food and Beverage)...............      3,668,398
     223,000   The Great Universal Stores PLC
               (Retail Trade)...................................      2,334,005
                                                                    -----------
                                                                     36,347,380

Shares                                                            Value (Note 1)

TOTAL COMMON STOCKS
(Cost $157,744,633).............................................    179,107,245
                                                                    -----------

PREFERRED STOCKS -- 2.0%


BRAZIL -- 0.74%
   5,800,000   Telemig (Telephone/Networks).....................  $     169,452
  15,800,000   Telemig Celular S.A. (Telephone/Wireless)........        309,919
  22,500,000   Telesp Celular S.A. (Telephone/Wireless).........        988,827
                                                                    -----------
                                                                      1,468,198

GERMANY -- 1.3%
       1,106   Porsche AG (Auto/Auto Parts).....................      2,522,159

TOTAL PREFERRED STOCKS
(Cost $6,135,043)...............................................      3,990,357
                                                                    -----------
RIGHTS -- 0.0%#
(Cost $0)

SPAIN -- 0.0%#
      65,298   Telefonica S.A., Rights, Expire 01/30/99+
               (Telephone/Networks).............................         57,892
                                                                    -----------

TOTAL SECURITIES
(Cost $163,879,676).............................................    183,155,494
                                                                    -----------

REPURCHASE AGREEMENTS -- 10.3%
Principal Amount
$10,000,000    Agreement with Greenwich Capital Markets,
               Tri-Party, 5.150% dated 12/31/98, to be
               repurchased at $10,005,722 on 01/04/99,
               collateralized by $10,200,000 market value
               of U.S. government securities, having various
               maturities and various interest rates............     10,000,000

 10,796,000    Agreement with Prudential Securities,
               Tri-Party, 5.150% dated 12/31/98, to be
               repurchased at $10,802,178 on 01/04/99,
               collateralized by $11,011,920 market value
               of U.S. government securities, having various
               maturities and various interest rates............     10,796,000
                                                                    -----------

TOTAL REPURCHASE AGREEMENTS
(Cost $20,796,000)..............................................     20,796,000
                                                                    -----------

TOTAL INVESTMENTS -- 101.4%
(Cost $184,675,676*)............................................    203,951,494

OTHER ASSETS AND LIABILITIES -- (1.4)%
(Net)...........................................................     (2,902,888)
                                                                    ------------

NET ASSETS -- 100%..............................................  $ 201,048,606
                                                                    ------------

*    Aggregate cost for federal tax purposes.
** Securities on loan at December 31, 1998, which have an aggregate market value of $9,902,524, represent 4.9% of the total net assets of the Fund (see note 4 to Financial Statements).
+    Non-income-producing security.
#    Amount represents less than 0.1%.

Abbreviations:
ADR     American Depositary Receipt
ORD     Ordinary

The accompanying notes are an integral part of these financial statements.

INVESTMENT REVIEW

Q: HOW DID THE FUND PERFORM DURING THE SIX MONTHS ENDED DECEMBER 31, 1998?

A: The Fund registered a disappointing performance in the latter half of the year, resulting from very difficult conditions in the international small-cap arena. For the six-month period ended December 31, the Fund returned -7.4% versus -4% for its benchmark, the Salomon Smith Barney Extended Market (ex-U.S.) Index.

Q: WHAT EFFECT DID MARKET VOLATILITY HAVE ON THE FUND'S PERFORMANCE OVER THIS PERIOD?

A: As we expected, following the severe declines of the third quarter, most international markets rebounded in the final quarter of 1998. A series of interest rate cuts in the developed economies helped reassure investors that central banks were taking the threat of recession seriously and helped boost investor confidence. Declining interest rates in the developed economies led to a more optimistic economic outlook for some emerging markets. As the investment environment appeared to improve, there was a realization that the developed markets had become oversold relative to their broader economic fundamentals. This helped fuel the recovery of both international markets and the Montgomery International Small Cap Fund.

What we did not fully expect, however, was the strong appreciation of the yen versus the dollar. The yen rose 20.8% against the dollar late in the year, buoyed by the $195 billion stimulus initiative announced by the Japanese government in November. Although we remain underweighted in Japan (8.1% of assets as of 12/31/98), in the three months prior to that announcement we had begun exploring selected investment opportunities to position the Fund to take advantage of any firming of the Japanese economy. Fast Retailing (1.1% of assets as of 12/31/98) is a good example of a stock that was added to the Fund because we saw strong fundamentals together with good value. Fast Retailing is an apparel merchandiser in Japan similar to The Gap in the United States. At the end of the first half of 1998, we believed the stock to be significantly undervalued. In the third quarter, at a time when many investors were leaving the market, Fast Retailing rose nicely and extended its run through the fourth quarter.

At the time of the yen's appreciation, however, the Fund's exposure to Japan was approximately half that of the benchmark. This relative underweighting contributed to the Fund's underperformance against the benchmark. We remain cautiously positioned in Japan, as it is uncertain whether the strong yen is sustainable beyond the near term.

Q: DID YOUR STRATEGY CHANGE AT ALL IN RESPONSE TO MARKET SWINGS?

A: Anticipating slower growth in the second half of 1998, we adjusted our strategy slightly to emphasize greater earnings visibility in the companies we hold in the portfolio. In addition, we looked for companies that would be able to grow their earnings below the revenue line. This led to an intense review of companies that were either recently restructured or currently undergoing restructuring. Restructured businesses can achieve immediate earnings expansion that is

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------

                                 INTERNATIONAL
                                SMALL CAP FUND

                             Portfolio Highlights

                                  (unaudited)

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

John Boich, CFA........................................ Senior Portfolio Manager

--------------------------------------------------------------------------------
FUND PERFORMANCE
--------------------------------------------------------------------------------

                         Average annual total returns
                         for the period ended 12/31/98
--------------------------------------------------------------------------------

                                  MONTGOMERY
                         INTERNATIONAL SMALL CAP FUND
Since inception (9/30/93).............................................   6.41%
One year..............................................................  10.58%
Five years............................................................   4.09%

--------------------------------------------------------------------------------

                             SALOMON SMITH BARNEY
                        EXTENDED MARKET (EX-U.S.) INDEX

Since 9/30/93.........................................................   3.68%
Once year.............................................................  12.15%
Five years............................................................   4.46%

--------------------------------------------------------------------------------
Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Fund performance presented is for Class R shares.

                       GROWTH OF A $10,000 INVESTMENT

                         FIRST DATA INVESTOR SERVICES
                      MUTUAL FUND HYPOTHETICAL ANALYSIS


MONTGOMERY INT'L SMALL CAP(R)
Initial Investment:      $10,000         Period:  09/30/93  -  12/98
This is a no load fund.

                          Growth of      Value of       Growth of
                          Initial        Reinvested     Investment with
Date          NAV         Investment     Distributions  Distributions Reinvested
09/30/93     12.00         $10,000          $ 0             $10,000
09/93        12.00         $10,000          $ 0             $10,000
10/93        12.52         $10,433          $ 0             $10,433
11/93        12.59         $10,492          $ 0             $10,492
12/93        13.61         $11,342          $ 0             $11,342
01/94        14.54         $12,117          $ 0             $12,117
02/94        14.50         $12,083          $ 0             $12,083
03/94        13.39         $11,158          $ 0             $11,158
04/94        12.98         $10,817          $ 0             $10,817
05/94        12.75         $10,625          $ 0             $10,625
06/94        12.02         $10,017          $ 0             $10,017
07/94        12.54         $10,450          $ 0             $10,450
08/94        12.99         $10,825          $ 0             $10,825
09/94        12.62         $10,517          $ 0             $10,517
10/94        12.77         $10,642          $ 0             $10,642
11/94        11.94         $ 9,950          $ 1             $ 9,951
12/94        11.80         $ 9,833          $ 2             $ 9,835
01/95        11.18         $ 9,317          $ 1             $ 9,318
02/95        11.29         $ 9,408          $ 1             $ 9,409
03/95        11.16         $ 9,300          $ 1             $ 9,301
04/95        11.45         $ 9,542          $ 1             $ 9,543
05/95        11.56         $ 9,633          $ 2             $ 9,635
06/95        11.75         $ 9,792          $ 1             $ 9,793
07/95        12.34         $10,283          $ 2             $10,285
08/95        12.31         $10,258          $ 2             $10,260
09/95        12.90         $10,750          $ 1             $10,751
10/95        12.78         $10,650          $ 1             $10,651
11/95        12.68         $10,567          $19             $10,586
12/95        13.16         $10,967          $20             $10,987
01/96        13.67         $11,392          $21             $11,413
02/96        13.69         $11,408          $21             $11,429
03/96        13.98         $11,650          $21             $11,671
04/96        14.57         $12,142          $22             $12,164
05/96        14.96         $12,467          $23             $12,490
06/96        14.86         $12,383          $23             $12,406
07/96        14.37         $11,975          $22             $11,997
08/96        14.79         $12,325          $23             $12,348
09/96        14.88         $12,400          $23             $12,423
10/96        14.71         $12,258          $23             $12,281
11/96        15.30         $12,750          $23             $12,773
12/96        15.13         $12,608          $23             $12,631

Prepared by The Performance Measurements and Analytics Department.

                         FIRST DATA INVESTOR SERVICES
                      MUTUAL FUND HYPOTHETICAL ANALYSIS


MONTGOMERY INT'L SMALL CAP(R)
Initial Investment:      $10,000         Period:  09/30/93  -  12/98
This is a no load fund.

                          Growth of      Value of       Growth of
                          Initial        Reinvested     Investment with
Date          NAV         Investment     Distributions  Distributions Reinvested
01/97        15.62         $13,017       $   24             $13,041
02/97        15.81         $13,175       $   24             $13,199
03/97        15.61         $13,008       $   24             $13,032
04/97        15.48         $12,900       $   24             $12,924
05/97        16.72         $13,933       $   26             $13,959
06/97        17.16         $14,300       $   26             $14,326
07/97        17.00         $14,167       $   26             $14,193
08/97        16.64         $13,867       $   25             $13,892
09/97        16.91         $14,092       $   26             $14,118
10/97        15.86         $13,217       $   24             $13,241
11/97        14.99         $12,492       $   23             $12,515
12/97        12.68         $10,567       $1,966             $12,533
01/98        13.11         $10,925       $2,033             $12,958
02/98        14.18         $11,817       $2,199             $14,016
03/98        15.17         $12,642       $2,353             $14,995
04/98        15.39         $12,825       $2,387             $15,212
05/98        15.36         $12,800       $2,382             $15,182
06/98        15.14         $12,617       $2,348             $14,965
07/98        15.51         $12,925       $2,406             $15,331
08/98        12.67         $10,558       $1,968             $12,524
09/98        12.65         $10,542       $1,962             $12,504
10/98        12.98         $10,817       $2,013             $12,830
11/98        13.46         $11,217       $2,087             $13,304
12/98        14.01         $11,675       $2,184             $13,859

Prepared by The Performance Measurements and Analytics Department.

                   Lipper Intnal Sm Cap Fund growth $10,000
01/12/1999  SUMMARY

                                 09/30/1993  10/31/1993  11/30/1993  12/31/1993   01/31/1994   02/28/1994   03/31/1994  04/30/1994

                                 10/31/1993  11/30/1993  12/31/1993  01/31/1994   02/28/1994   03/31/1994   04/30/1994  05/31/1994
  FUND                     Inv   Sys Inv     Sys Inv     Sys Inv     Sys Inv      Sys Inv      Sys Inv      Sys Inv     Sys Inv
  NAME                     Obj   Tot Return  Tot Return  Tot Return  Tot Return   Tot Return   Tot Return   Tot Return  Tot Return
  ----------------------- ------ ----------- ----------- ----------- -----------  -----------  -----------  ----------- ----------
  International Small-Cap Funds

  Average/Total                     10492.44    10254.07    11222.30    12132.78     12134.62     11585.28     11706.52   11611.83

                                        Source: Lipper Analytical Services, Inc.


                   Lipper Intnal Sm Cap Fund growth $10,000
01/12/1999  SUMMARY

                       05/31/1994  06/30/1994  07/31/1994  08/31/1994   09/30/1994   10/31/1994  11/30/1994  12/31/1994  01/31/1995

                       06/30/1994  07/31/1994  08/31/1994  09/30/1994   10/31/1994   11/30/1994  12/31/1994  01/31/1995  02/28/1995
                       Sys Inv     Sys Inv     Sys Inv     Sys Inv      Sys Inv      Sys Inv     Sys Inv     Sys Inv     Sys Inv
                       Tot Return  Tot Return  Tot Return  Tot Return   Tot Return   Tot Return  Tot Return  Tot Return  Tot Return
                       ----------- ----------- ----------- -----------  -----------  ----------- ----------- ----------  ----------

International Small-Cap Funds

Average/Total            11370.82    11628.65    11935.75    11639.84     11749.61     11076.17    10927.22    10476.14    10512.67

                                       Source: Lipper Analytical Services, Inc.


                   Lipper Intnal Sm Cap Fund growth $10,000
01/12/1999  SUMMARY

                       02/28/1995  03/31/1995  04/30/1995  08/31/1994   09/30/1994   10/31/1994  11/30/1994  12/31/1994  01/31/1995
                       06/31/1995  04/30/1995  05/31/1995  09/30/1994   10/31/1994   11/30/1994  12/31/1994  01/31/1995  02/28/1995
                       Sys Inv     Sys Inv     Sys Inv     Sys Inv      Sys Inv      Sys Inv     Sys Inv     Sys Inv     Sys Inv
                       Tot Return  Tot Return  Tot Return  Tot Return   Tot Return   Tot Return  Tot Return  Tot Return  Tot Return
                       ----------- ----------- ----------  -----------  ----------   ----------  ----------- ----------  ----------
International Small-Cap Funds

Average/Total            11370.82    11628.65    11935.75    11639.84     11749.61     11076.17    10927.22    10476.14    10512.67

                                       Source: Lipper Analytical Services, Inc.


                   Lipper Intnal Sm Cap Fund growth $10,000
01/12/1999  SUMMARY

                       11/30/1995  12/31/1995  01/31/1996  02/29/1996   03/31/1996   04/30/1996  05/31/1996  06/30/1996  07/31/1996

                       12/31/1995  01/31/1996  02/29/1996  03/31/1996   04/30/1996   05/31/1996  06/30/1996  07/31/1996  08/31/1996
                       Sys Inv     Sys Inv     Sys Inv     Sys Inv      Sys Inv      Sys Inv     Sys Inv     Sys Inv     Sys Inv
                       Tot Return  Tot Return  Tot Return  Tot Return   Tot Return   Tot Return  Tot Return  Tot Return  Tot Return
                       ----------- ----------- ----------- -----------  -----------  ----------- ----------- ----------  ----------

International Small-Cap Funds

Average/Total            11554.35    11946.28    12203.36    12419.20     12853.14     13075.09    13140.47    12682.47    12895.08


                                        Source: Lipper Analytical Services, Inc.

                   Lipper Intnal Sm Cap Fund growth $10,000
01/12/1999  SUMMARY

                       08/31/1996  09/30/1996  10/31/1996  11/30/1996   12/31/1996   01/31/1997  02/28/1997  03/31/1996  04/30/1997

                       09/30/1996  10/31/1996  11/30/1996  12/31/1996   01/31/1997   02/28/1997  03/31/1997  04/30/1996  05/31/1997
                       Sys Inv     Sys Inv     Sys Inv     Sys Inv      Sys Inv      Sys Inv     Sys Inv     Sys Inv     Sys Inv
                       Tot Return  Tot Return  Tot Return  Tot Return   Tot Return   Tot Return  Tot Return  Tot Return  Tot Return
                       ----------- ----------- ----------- -----------  -----------  ----------- ----------- ----------  ----------

International Small-Cap Funds

Average/Total            12973.36    13010.08    13395.03    13507.89     13658.66     13856.64    13811.36    13646.41    14353.95


                                        Source: Lipper Analytical Services, Inc.


                   Lipper Intnal Sm Cap Fund growth $10,000
01/12/1999  SUMMARY

                       05/31/1997  06/30/1997  07/31/1997  08/31/1997   09/30/1997   10/31/1997  11/30/1997  12/31/1997  01/31/1998

                       06/30/1997  07/31/1997  08/31/1997  09/30/1997   10/31/1997   11/30/1997  12/31/1997  01/31/1998  02/28/1998
                       Sys Inv     Sys Inv     Sys Inv     Sys Inv      Sys Inv      Sys Inv     Sys Inv     Sys Inv     Sys Inv
                       Tot Return  Tot Return  Tot Return  Tot Return   Tot Return   Tot Return  Tot Return  Tot Return  Tot Return
                       ----------- ----------- ----------- -----------  -----------  ----------- ----------- ----------  ----------

International Small-Cap Funds

Average/Total            14737.35    14725.38    14313.31    14750.80     13937.77     13519.26    13378.46    13567.51    14580.09


                                        Source: Lipper Analytical Services, Inc.

                   Lipper Intnal Sm Cap Fund growth $10,000
01/12/1999  SUMMARY

                       02/28/1998  03/31/1998  04/30/1998  05/31/1998   06/30/1998   07/31/1997  08/31/1997  09/30/1998  10/31/1998

                       03/31/1998  04/30/1998  05/31/1998  06/30/1998   07/31/1998   08/31/1997  09/30/1997  10/31/1998  11/30/1998
                       Sys Inv     Sys Inv     Sys Inv     Sys Inv      Sys Inv      Sys Inv     Sys Inv     Sys Inv     Sys Inv
                       Tot Return  Tot Return  Tot Return  Tot Return   Tot Return   Tot Return  Tot Return  Tot Return  Tot Return
                       ----------- ----------- ----------- -----------  -----------  ----------- ----------- ----------  ----------

International Small-Cap Funds

Average/Total            15489.03    15802.43    15927.92    15433.99     15442.28     13304.22    12864.69    13375.34    13849.71


                                       Source: Lipper Analytical Services, Inc.


                   Lipper Intnal Sm Cap Fund growth $10,000
01/12/1999  SUMMARY

                       11/30/1998
                       12/31/1998
                       Sys Inv
                       Tot Return
                       -----------
International Small-Cap Funds

Average/Total            14175.85

                                       Source: Lipper Analytical Services, Inc.


/1/ The Lipper International Small Cap Funds Average universe consists of six funds.

/2/ The Salomon Smith Barney Extended Market (ex-U.S.) Index is a comprehensive float-weighted equity index consisting of every company with an average market capitalization of over $100 million in developed countries. Within this index, the Extended (ex-U.S.) Market Index defines the small-capitalization stock universe.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------

                                 International
                                Small Cap Fund

                             Portfolio Highlights

--------------------------------------------------------------------------------
TOP TEN HOLDINGS
--------------------------------------------------------------------------------
                       (as a percentage of total assets)
Global TeleSystems Group Inc., ADR........................................ 3.4%
National Express Group PLC................................................ 3.3%
Avis Europe PLC........................................................... 3.2%
Credito Agrario Bresciano................................................. 3.2%
Metronet Communications ADR............................................... 3.2%
Esat Telecom Group PLC, ADR............................................... 3.2%
Stet Hellas Telecommunications S.A., ADR.................................. 3.0%
Anglo Irish Bank Corporation.............................................. 3.0%
Vossloh AG ............................................................... 3.0%
Scandic Hotels AB ........................................................ 3.0%

--------------------------------------------------------------------------------
TOP FIVE COUNTRIES
--------------------------------------------------------------------------------
                     (as a percentage of total net assets)

United Kingdom............................................................ 18.5%
Germany................................................................... 14.3%
Japan.....................................................................  8.1%
Ireland...................................................................  7.6%
Spain.....................................................................  7.2%

Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities.

There are risks associated with investing in funds of this type that invest in securities of foreign countries, such as erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

independent of revenue growth by eliminating costs. These incremental earnings can materially improve Fund performance in a low-interest, low-inflation, slow-growth environment. Apparel merchandisers Hugo Boss (1.6% of assets as of 12/31/98) and Esprit Asia (0.3% of assets as of 12/31/98) are good examples of this, having both emerged from corporate restructuring.


Q: HOW WILL THE FUND POSITION ITSELF TO DEAL WITH THE UNCERTAIN MARKET ENVIRONMENT FORECAST FOR 1999?

A: We believe that 1999 may be a year of aggregate decelerating growth. In such an environment, selectivity is extremely important. In a general economic slowdown, the small-cap markets are often more volatile than large-cap markets. They rely on smaller, less diversified distribution and supply networks and are keenly sensitive to changes within the domestic and local economies. We could therefore see a greater disparity in the fortunes of small-cap businesses than we would expect to see in the large-cap markets. This underscores the constant need for high-quality research and selectivity when contemplating any potential investment.

We will continue to emphasize earnings visibility and superior business momentum in our stock selection process and will increasingly favor those industries and names in which we have the greatest confidence. This may result in a concentrated portfolio with an acyclical bias. Companies in less cyclical or acyclical sectors of the market should fare better and, in fact, could outperform their large-cap peers.

We believe that the consumer staples and retail finance sectors of the market will demonstrate the greatest earnings resilience, because of their moderate capital requirements and their product alignment with primary consumer needs. Within all of our target industries, we hope to continue to capitalize on the margin expansion and improved earnings expression that can be achieved through business restructuring. Through good stock selection resulting from our primary original research, our expert industry knowledge and our team of analysts' insights, we hope to continue providing our shareholders with solid returns.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                                 International
                                Small Cap Fund

                                  Investments

PORTFOLIO INVESTMENTS
December 31, 1998 (Unaudited)

COMMON STOCKS -- 94.9%
     Shares                                                       Value (Note 1)

AUSTRALIA -- 0.8%
     251,104   Tyndall Australia Ltd.
                (Diversified Financial Services)................   $    384,691

CANADA -- 3.4%
      51,640   InMedia Presentations Inc.+
                (Software Systems)..............................         88,951
      44,200   Metronet Communications, Class B, ADR+
                (Telephone/Networks)............................      1,480,700
                                                                      ---------
                                                                      1,569,651

CHINA/HONG KONG -- 4.3%
     362,000   Esprit Holdings Ltd. (Apparel and Textiles)......        156,526
     320,000   Smartone Telecommunications
                (Telephone/Wireless)............................        888,017
     220,000   V-Tech Holdings Ltd. (Electronics)...............        959,781
                                                                      ---------
                                                                      2,004,324

FINLAND -- 1.8%
     100,100   Rapalla Normark Corporation (Retail Trade).......        834,338

FRANCE -- 1.4%
      13,200   Etam Development S.A. (Retail Trade).............        672,867

GERMANY -- 8.5%
         445   Hugo Boss AG (Apparel and Textiles)..............        747,742
      22,100   Kiekart AG (Auto/Auto Parts).....................        981,426
      47,320   Vossloh AG (Building Materials)..................      1,391,472
      30,390   Winkler & Duennebler AG+
                (Machinery and Tools)...........................        893,636
                                                                      ---------
                                                                      4,014,276

GREECE -- 3.0%
      43,900   Hellas Telecommunications S.A., ADR+
                (Telecommunications/Other)......................      1,402,056

IRELAND -- 7.6%
     481,295   Anglo Irish Bank Corporation (Banks).............      1,392,290
      10,400   Elan Corporation, Sponsored ADR**
                (Pharmacy/Drugs)................................        723,450
      37,600   Esat Telecom Group PLC, ADR+
                (Telecommunications/Other)......................      1,431,150
                                                                      ---------
                                                                      3,546,890
ISRAEL -- 0.4%
      39,000   Paradigm Geophysical Ltd.+
                (Oilfield Equipment)............................        202,313

ITALY -- 6.8%
     116,800   Credito Agrario Bresciano (Banks)................      1,483,444
      36,800   Industrie Natuzzi SpA, Sponsored ADR
                (Home Appliance)................................        915,400
     213,500   Manuli Rubber Industries SpA
                (Auto/Auto Parts)...............................        787,656
                                                                      ---------
                                                                      3,186,500

JAPAN -- 8.1%
      29,500   Fast Retailing Company Ltd.
                (Apparel and Textiles)..........................   $    521,579
      23,000   H.I.S. Company Ltd. (Leisure Time)...............        474,227
      56,000   Laox (Retail Trade)..............................        411,309
      13,000   Nichii Gakkan Company (Business Services)........        540,684
      17,900   Otsuka Kagu Ltd. (Home Appliance)................      1,235,521
     111,000   Sawako Corporation** (Real Estate)...............        618,822
                                                                      ---------
                                                                      3,802,142

NETHERLANDS -- 1.9%
      34,100   Ordina Beheer N.V.+ (Business Services)..........        909,357

NEW ZEALAND -- 1.4%
     433,900   Air New Zealand Ltd. (Airlines)..................        680,338

NORWAY -- 2.5%
      64,900   Aker Maritime ASA (Oil)..........................        482,579
      97,800   CN Selmer A.S. (Heavy Construction)..............        707,907
                                                                      ---------
                                                                      1,190,486
POLAND -- 1.8%
      44,700   Prokom Software, ADR (Business Services).........        842,595

PORTUGAL -- 1.5%
      62,500   Banco Mello S.A. (Banks).........................        695,848

RUSSIA -- 3.4%
      28,400   Global TeleSystems Group Inc., ADR**+
                (Telephone/Networks)............................      1,581,525

SINGAPORE -- 1.4%
     260,800   Nasteel Electronics Ltd.+ (Electronics)..........        663,452

SPAIN -- 7.2%
      32,075   Azkoyen S.A. (Consumer Services).................      1,151,016
      16,000   Banco Pastor S.A. (Banks)........................      1,001,970
      37,950   Baron de Ley S.A.+ (Food and Beverage)...........      1,241,679
                                                                      ---------
                                                                      3,394,665

SWEDEN -- 4.6%
      90,350   Munters AB (Machinery and Tools).................        778,424
      37,400   Scandic Hotels AB (Lodging)......................      1,371,759
                                                                      ---------
                                                                      2,150,183

SWITZERLAND -- 4.6%
       1,305   Banca Del Gottardo (Banks)......................       1,184,809
       3,850   SAIA-Burgess Electronics AG (Electronics).......         953,039
                                                                      ---------
                                                                      2,137,848

The accompanying notes are an integral part of these financial statements.

                             --------------------
                             The Montgomery Funds
                             --------------------
                                International
                                Small Cap Fund

                                  Investments


COMMON STOCKS -- CONTINUED

     Shares                                                       Value (Note 1)

UNITED KINGDOM -- 18.5%
     362,100   Avis Europe PLC Leisure Time).....................  $  1,520,166
      11,800   Colt Telecom Group, ADR**
               (Telephone/Regional-Local.........................       708,738
   1,529,000   Freepages Group PLC+
               (Broadcasting/Advertising)........................       489,372
     170,174   Henlys Group PLC (Auto/Auto Parts)................     1,174,201
     103,000   Jarvis PLC (Heavy Construction)...................     1,141,402
      82,750   National Express Group PLC (Railroad).............     1,535,442
     158,100   Virgin Express Holdings, Sponsored ADR
                (Airlines).......................................     1,254,919
     211,000   Wickers PLC (Retain Trade)........................       871,840
                                                                     ----------
                                                                      8,696,080

TOTAL COMMON STOCKS
(Cost $41,702,018)...............................................    44,562,425
                                                                     ----------
PREFERRED STOCKS -- 5.8%
(Cost $1,716,643)

GERMANY - 5.8%
      27,000   Fielmaann AG (Health Care)........................     1,296,246
      19,300   Moebel Walther AG (Home Furnishings)..............       747,052
         304   Porsche AG (Auto/Auto Parts)......................       693,252
                                                                     ----------
                                                                      2,736,550

TOTAL SECURITIES
(Cost $43,418,661)...............................................    47,298,975
                                                                     ----------
REPURCHASE AGREEMENT -- 0.1%
(Cost $26,000)

Principal Amount                                                 Value (Note 1)
      $26,000  Agreement with Prudential Securities,
               Tri-Party, 5.150% dated 12/31/98, to be
               repurchased at $26,015 on 01/04/99,
               collateralized by $26,520 market value of
               U.S. government securities, having various
               maturities and various interest rates.............  $     26,000
                                                                     ----------

TOTAL INVESTMENTS -- 100.8%
(Cost $43,444,661*)..............................................    47,324,975

OTHER ASSETS AND LIABILITIES -- (0.8)%
(Net)............................................................      (359,166)
                                                                     ----------
NET ASSETS -- 100.0%.............................................  $ 46,965,809
                                                                     ==========

*    Aggregate cost for federal tax purposes.
** Securities on loan at December 31, 1998, which have an aggregate market value of $3,617,075, represent 7.7% of the total net assets of the Fund (see note 4 to Financial Statements).
+    Non-income-producing security.

Abbreviation:
ADR    American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

INVESTMENT  REVIEW


Q: HOW DID THE FUND PERFORM FROM JULY 1 TO DECEMBER 31 1998?

A: Given a very strong performance for the final three months of the year, when the Fund returned 27.1% compared with a 21.1% gain for its benchmark, the Morgan Stanley Capital International (MSCI) World Index, we were a little disappointed with the Fund's semiannual returns. Given the third-quarter global market volatility, the Fund returned 1.2% for the six-month period ended December 31, 1998, versus a 6.6% return for its benchmark index. We are pleased to report that the third-quarter performance did little to detract from the Fund's return for the year as a whole, however. For 1998 the Fund returned a very encouraging 32.8% versus a return of 24.3% for the index. In view of this superior performance, the Fund garnered a five-star rating from Morningstar for its risk-adjusted returns over the three-year period ended December 31, 1998, and a four-star rating for its five-year performance ended December 31, 1998. The Fund was rated among 862 international equity funds over the three-year period and 407 international equity funds over the five-year period ended December 31, 1998.*


Q: THE FUND HAD TO COPE WITH VERY VOLATILE MARKETS OVER THE PERIOD. HOW DID YOU RESPOND TO THIS TYPE OF INVESTMENT ENVIRONMENT?

A: Although the third quarter proved extremely challenging for the Fund, we make it our policy not to try to time the market. Our strategy is to look for attractively valued companies with good fundamentals and management; companies that we believe will demonstrate good capital appreciation in the long run regardless of market conditions. As a result, we remained fully invested through the very different market conditions of both the third and fourth quarters. Although this position initially hurt performance, we didn't panic and remained focused on the Fund's objectives. In view of this, we were able to take full advantage of the fourth-quarter rebound in global markets. Indeed, by the end of the year we had reached a position where we began to take profits in holdings that had exceeded their price targets.


Q: WHAT OPPORTUNITIES DID GLOBAL MARKET VOLATILITY SUPPLY THE FUND?

A: We were able to reap plenty of opportunities by building the portfolio as the markets were weakening in the third quarter. Two sectors in particular contributed to the Fund's performance: telecommunications service and technology. The telecommunications service sector was hard hit by the third-quarter volatility, not for fundamental reasons, but largely because this sector had done exceptionally well in the first half of the year and many investors decided to take profits. As sentiment gave way, however, fundamentals became the driving force of market movements, and the sector rebounded strongly. Companies held in the Fund that have performed particularly well include Global Crossing (1.8% of assets as of 12/31/98) and Swisscom (2.9% of assets as of 12/31/98).

The technology sector also lost a lot of ground in the third quarter, but during the fourth quarter these stocks rebounded strongly off their lows. As valuations for


                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                           Global Opportunities Fund

                             PORTFOLIO HIGHLIGHTS

                                  (Unaudited)

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------
John Boich, CFA....................................... Senior Portfolio Manager
Oscar Castro, CFA..................................... Senior Portfolio Manager


--------------------------------------------------------------------------------
FUND PERFORMANCE
--------------------------------------------------------------------------------
                         Average annual total returns
                         for the period ended 12/31/98

--------------------------------------------------------------------------------
                                  MONTGOMERY
                           GLOBAL OPPORTUNITIES FUND

Since inception (9/30/93).............................................    16.71%
One year..............................................................    32.76%
Five years............................................................    13.70%

--------------------------------------------------------------------------------
                               MSCI WORLD INDEX

Since 9/30/93........................................................     15.23%
One year.............................................................     24.34%
Five years...........................................................     15.68%

--------------------------------------------------------------------------------
Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.


                         FIRST DATA INVESTOR SERVICES

                     MUTUAL FUND HYPOTHETICAL ANALYSIS



MONTGOMERY GLOBAL OPPORTUNITIES(R)
Initial Investment:        $10,000           Period: 09/30/93 - 12/98
This is a no load fund.

                                     Growth of   Value of           Growth of
                                     Initial     Reinvested         Investment with
    Date                    NAV      Investment  Distributions      Distributions Reinvested
       09/30/93            12.00       $ 10,000     $    0                   $10,000
       09/93               12.00       $ 10,000     $    0                   $10,000
       10/93               12.83       $ 10,692     $    0                   $10,692
       11/93               12.85       $ 10,708     $    0                   $10,708
       12/93               14.22       $ 11,850     $    0                   $11,850
       01/94               15.04       $ 12,533     $    0                   $12,533
       02/94               14.82       $ 12,350     $    0                   $12,350
       03/94               13.81       $ 11,508     $    0                   $11,508
       04/94               13.98       $ 11,650     $    0                   $11,650
       05/94               13.82       $ 11,517     $    0                   $11,517
       06/94               12.92       $ 10,767     $    0                   $10,767
       07/94               13.46       $ 11,217     $    0                   $11,217
       08/94               14.23       $ 11,858     $    0                   $11,858
       09/94               13.93       $ 11,608     $    0                   $11,608
       10/94               14.26       $ 11,883     $    0                   $11,883
       11/94               12.83       $ 10,692     $  404                   $11,096
       12/94               12.53       $ 10,442     $  394                   $10,836
       01/95               11.90       $  9,917     $  375                   $10,292
       02/95               12.05       $ 10,042     $  379                   $10,421
       03/95               11.96       $  9,967     $  376                   $10,343
       04/95               12.33       $ 10,275     $  388                   $10,663
       05/95               12.70       $ 10,583     $  400                   $10,983
       06/95               13.25       $ 11,042     $  417                   $11,459
       07/95               13.97       $ 11,642     $  440                   $12,082
       08/95               13.72       $ 11,433     $  433                   $11,866
       09/95               14.24       $ 11,867     $  448                   $12,315
       10/95               13.91       $ 11,592     $  438                   $12,030
       11/95               14.27       $ 11,892     $  511                   $12,403
       12/95               14.62       $ 12,183     $  524                   $12,707
       01/96               14.94       $ 12,450     $  535                   $12,985
       02/96               15.29       $ 12,742     $  547                   $13,289
       03/96               15.80       $ 13,167     $  566                   $13,733
       04/96               16.74       $ 13,950     $  600                   $14,550
       05/96               17.17       $ 14,308     $  615                   $14,923
       06/96               16.96       $ 14,133     $  608                   $14,741
       07/96               15.84       $ 13,200     $  568                   $13,768
       08/96               16.43       $ 13,692     $  588                   $14,280
       09/96               17.12       $ 14,267     $  613                   $14,880
       10/96               16.43       $ 13,692     $1,130                   $14,822
       11/96               17.13       $ 14,275     $1,178                   $15,453
       12/96               16.73       $ 13,942     $1,329                   $15,271

Prepared by The Performance Measurements and Analytics Department.


                         FIRST DATA INVESTOR SERVICES

                       MUTUAL FUND HYPOTHETICAL ANALYSIS


MONTGOMERY GLOBAL OPPORTUNITIES(R)
Initial Investment:    $10,000                  Period: 09/30/93 - 12/98
This is a no load fund.

                                      Growth  of    Value of          Growth of
                                      Initial       Reinvested        Investment with
  Date                     NAV        Investment    Distributors      Distributions Reinvested
    01/97                  17.48       $ 14,567     $1,389                   $15,956
    02/97                  17.20       $ 14,333     $1,367                   $15,700
    03/97                  16.99       $ 14,158     $1,350                   $15,508
    06/97                  17.05       $ 14,208     $1,355                   $15,563
    05/97                  18.30       $ 15,250     $1,454                   $16,704
    06/97                  19.17       $ 15,975     $1,523                   $17,498
    07/97                  20.04       $ 16,700     $1,592                   $18,292
    08/97                  19.15       $ 15,958     $1,522                   $17,480
    09/97                  20.18       $ 16,817     $1,603                   $18,420
    10/97                  18.35       $ 15,292     $1,458                   $16,750
    11/97                  18.56       $ 15,467     $1,474                   $16,941
    12/97                  14.63       $ 12,192     $4,767                   $16,959
    01/98                  15.23       $ 12,692     $4,962                   $17,654
    02/98                  16.95       $ 14,125     $5,523                   $19,648
    03/98                  18.19       $ 15,158     $5,927                   $21,085
    04/98                  19.04       $ 15,867     $6,203                   $22,070
    05/98                  18.95       $ 15,792     $6,174                   $21,966
    06/98                  19.19       $ 15,992     $6,252                   $22,244
    07/98                  19.81       $ 16,508     $6,455                   $22,963
    08/98                  15.94       $ 13,283     $5,194                   $18,477
    09/98                  15.28       $ 12,733     $4,979                   $17,712
    10/98                  16.76       $ 13,967     $5,461                   $19,428
    11/98                  18.02       $ 15,017     $5,871                   $20,888
    12/98                  16.79       $ 13,992     $8,522                   $22,514

Prepared by The Performance Measurements and Analytics Department.



                        MSCI World Index Growth $10,000
0l/12/1999

                                  09/30/1993  10/31/1993  11/30/1993  12/31/1993  01/31/1994  02/28/1994  03/31/1994  04/30/1994
                                  10/31/1993  11/30/1993  12/31/1993  01/31/1994  02/28/1994  03/31/1994  04/30/1994  05/31/1994
Fund                      Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
Name                      Obj     Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
-------------            ------   ----------- ----------- ----------- ----------- ----------- ----------- ----------  ------------
Securities Indices

MSCI World IX ND           XL      10273.16    9689.62     10161.38    10829.21    10686.68    10223.56    10537.20    10561.93

                                        Source: Lipper Analytical Services, Inc.


                        MSCI World Index Growth $10,000
0l/12/1999

                          05/31/1994  06/30/1994  07/31/1994  08/31/1994  09/30/1994  10/31/1994  11/30/1994  12/31/1994  01/31/1995
                          06/30/1994  07/31/1994  06/31/1994  09/30/1994  10/31/1994  11/30/1994  12/31/1994  01/31/1995  02/28/1995
                          Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                          Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                          ----------  ----------  ----------- ----------- ----------- ----------- ----------- ----------- ----------
Securities Indices

MSCI World IX ND           10530.18   10727.96    11048.59    10755.85    11059.33    10577.23    10677.17    10514.34    10665.08

                                        Source: Lipper Analytical Services, Inc.


                        MSCI World Index Growth $10,000
0l/12/1999

                          02/28/1995  03/31/1995  04/30/1995  05/31/1995  06/30/1995  07/31/1995  08/31/1995  09/30/1995  10/31/1995
                          03/31/1995  04/30/1995  05/31/1995  06/30/1995  07/31/1995  08/31/1995  09/30/1995  10/31/1995  11/30/1995
                          Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                          Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                          ----------  ----------  ----------- ----------- ----------- ----------- ----------- ----------- ----------
Securities Indices

MSCI World IX ND           11176.54   11563.46    11659.76    11653.55    12234.00    11958.82    12304.54    12108.17    12525.95

                                        Source: Lipper Analytical Services, Inc.

                        MSCI World Index Growth $10,000
0l/12/1999

                          11/30/1995  12/31/1995  01/31/1996  02/29/1996  03/31/1996  04/30/1996  05/31/1996  06/30/1996  07/31/1996
                          12/31/1995  01/31/1996  02/29/1996  03/31/1996  04/30/1996  05/31/1996  06/30/1996  07/31/1996  08/31/1996
                          Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                          Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                          ----------  ----------  ----------- ----------- ----------- ----------- ----------- ----------- ----------
Securities Indices

MSCI World IX ND           12889.52   13120.03    13197.24    13414.11    13726.78    13735.90    13802.60    13312.04    13462.28

                                        Source: Lipper Analytical Services, Inc.


                        MSCI World Index Growth $10,000
0l/12/1999

                          08/31/1996  09/30/1996  10/31/1996  11/30/1996  12/31/1996  01/31/1997  02/28/1997  03/31/1997  04/30/1997
                          09/30/1996  10/31/1996  11/30/1996  12/31/1996  01/31/1997  02/28/1997  03/31/1997  04/30/1997  05/31/1997
                          Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                          Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                          ----------  ----------  ----------- ----------- ----------- ----------- ----------- ----------- ----------
Securities Indices

MSCI World IX ND          13986.58   14081.45    14867.78    14626.88    14800.42    14967.87    14669.01    15145.70    16077.79

                                        Source: Lipper Analytical Services, Inc.


                       MSCI World Index Growth $10,000
0l/12/1999

                          05/31/1997  06/30/1997  07/31/1997  08/31/1997  09/30/1997  10/31/1997  11/30/1997  12/31/1997  01/31/1998
                          06/30/1997  07/31/1997  08/31/1997  09/30/1997  10/31/1997  11/30/1997  12/31/1997  01/31/1998  02/28/1998
                          Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                          Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                          ----------  ----------  ----------- ----------- ----------- ----------- ----------- ----------- ----------
Securities Indices

MSCI World IX ND          16876.91   17651.45    16467.87    17359.75    16443.28    16731.46    16932.57    17401.64    18575.94

                                        Source: Lipper Analytical Services, Inc.


                       MSCI World Index Growth $10,000
0l/12/1999

                          02/28/1998  03/31/1998  04/30/1998  05/31/1998  06/30/1998  07/31/1998  08/31/1998  09/30/1998  10/31/1998
                          03/31/1998  04/30/1998  05/31/1998  06/30/1998  07/31/1998  08/31/1998  09/30/1998  10/31/1998  11/30/1998
                          Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                          Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                          ----------  ----------  ----------- ----------- ----------- ----------- ----------- ----------- ----------
Securities Indices

MSCI World IX ND          19357.49   19543.74    19295.89    19750.91    19716.29    17084.11    17383.32    18951.79    20075.87

                                        Source: Lipper Analytical Services, Inc.

                       MSCI World Index Growth $10,000
0l/12/1999


                          11/30/1998
                          12/31/1998
                          Sys Inv
                          Tot Return
                          -----------
Securities Indices

MSCI World IX ND          21053.62

                                        Source: Lipper Analytical Services, Inc.



                      Lipper Global Funds Growth $10,000
01/12/1999 SUMMARY

                          09/30/1993  10/31/1993  11/30/1993  12/31/1993  01/31/1994  02/28/1994  03/31/1994  04/30/1994
                          10/31/1993  11/30/1993  12/31/1993  01/31/1994  02/28/1994  03/31/1994  04/30/1994  05/31/1994
Fund            Inv       Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
Name            Obj       Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
-------------   ---       ----------  ----------  ----------- ----------- ----------- ----------- ----------- -----------
Global Funds

Average/Total              10414.67   10134.58    10926.79    11441.64    11195.61    10708.24    10886.60    10867.98

                                        Source: Lipper Analytical Services, Inc.

                      Lipper Global Funds Growth $10,000
01/12/1999 SUMMARY

                          05/31/1994  06/30/1994  07/31/1994  08/31/1994  09/30/1994  10/31/1994  11/30/1994  12/31/1994  01/31/1995
                          06/30/1994  07/31/1994  08/31/1994  09/30/1994  10/31/1994  11/30/1994  12/31/1994  01/31/1995  02/28/1995
                          Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                          Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                          ----------  ----------  ----------- ----------- ----------- ----------- ----------- ----------- ----------
Global Funds

Average/Total              10647.50   10970.54    11368.42    11154.33    11336.46    10834.02    10735.18    10430.83    10615.97

                                        Source: Lipper Analytical Services, Inc.


                      Lipper Global Funds Growth $10,000
01/12/1999 SUMMARY

                          02/28/1995  03/31/1995  04/30/1995  05/31/1995  06/30/1995  07/31/1995  08/31/1995  09/30/1995  10/31/1995
                          03/31/1995  04/30/1995  05/31/1995  06/30/1995  07/31/1995  08/31/1995  09/30/1995  10/31/1995  11/30/1995
                          Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                          Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                          ----------  ----------  ----------- ----------- ----------- ----------- ----------- ----------- ----------
Global Funds

Average/Total              10880.26   11232.46    11475.98    11664.75    12257.59    12080.26    12321.30    12077.59    12289.57

                                        Source: Lipper Analytical Services, Inc.


                      Lipper Global Funds Growth $10,000
01/12/1999 SUMMARY

                          11/30/1995  12/31/1995  01/31/1996  02/29/1996  03/31/1996  04/30/1996  05/31/1996  06/30/1996  07/31/1996
                          12/31/1995  01/31/1995  02/29/1996  03/31/1996  04/30/1996  05/31/1996  06/30/1996  07/31/1996  08/31/1996
                          Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                          Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                          ----------  ----------  ----------- ----------- ----------- ----------- ----------- ----------- ----------
Global Funds

Average/Total              12520.65   12848.58    12984.70    13209.46    13614.50    13738.61    13725.60    13144.73    13459.75

                                        Source: Lipper Analytical Services, Inc.


                      Lipper Global Funds Growth $10,000
01/12/1999 SUMMARY

                          08/31/1996  09/30/1996  10/31/1996  11/30/1996  12/31/1996  01/31/1997  02/28/1997  03/31/1997  04/30/1997
                          09/30/1996  10/31/1996  11/30/1996  12/31/1996  01/31/1997  02/28/1997  03/31/1997  04/30/1997  05/31/1997
                          Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                          Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                          ----------  ----------  ----------- ----------- ----------- ----------- ----------- ----------- ----------
Global Funds

Average/Total              13867.65   13898.98    14590.42    14614.76    14936.98    15014.54    14823.53    15047.95    15921.76

                                        Source: Lipper Analytical Services, Inc.


                      Lipper Global Funds Growth $10,000
01/12/1999 SUMMARY

                          05/31/1997  06/30/1997  07/31/1997  08/31/1997  09/30/1997  10/31/1997  11/30/1997  12/31/1997  01/31/1998
                          06/30/1997  07/31/1997  08/31/1997  09/30/1997  10/31/1997  11/30/1997  12/31/1997  01/31/1998  02/28/1998
                          Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                          Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                          ----------  ----------  ----------- ----------- ----------- ----------- ----------- ----------- ----------
Global Funds

Average/Total              16621.20   17462.06    16440.17    17445.45    16321.21    16402.20    16607.58    16819.89    18019.92

                                        Source: Lipper Analytical Services, Inc.


                      Lipper Global Funds Growth $10,000
01/12/1999 SUMMARY

                          02/28/1998  03/31/1998  04/30/1998  05/31/1998  06/30/1998  07/31/1998  08/31/1998  09/30/1998  10/31/1998
                          03/31/1998  04/30/1998  05/31/1998  06/30/1998  07/31/1998  08/31/1998  09/30/1998  10/31/1998  11/30/1998
                          Svs Inv     Svs Inv     Svs Inv     Svs Inv     Svs Inv     Svs Inv     Svs Inv     Svs Inv     Sys Inv
                          Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                          ----------  ----------  ----------- ----------- ----------- ----------- ----------- ----------- ----------
Global Funds

Average/Total              18928.31   19263.60    19137.64    19227.15    19269.87    16350.26    16323.32    17414.88    18422.84

                                        Source: Lipper Analytical Services, Inc.


                      Lipper Global Funds Growth $10,000
01/12/1999 SUMMARY

                          11/30/1998
                          12/31/1998
                          Sys Inv
                          Tot Return
                          -----------
Global Funds

Average/Total               19258.84

                                        Source: Lipper Analytical Services, Inc.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                           Global Opportunities Fund

                                  Investments

--------------------------------------------------------------------------------
TOP TEN HOLDINGS
--------------------------------------------------------------------------------
                     (as a percentage of total net assets)

Global Telesystems Group, Inc...........................................   3.0%
Swisscom AG.............................................................   2.9%
MCI WorldCom, Inc.......................................................   2.7%
Mannesmann AG...........................................................   2.5%
Metronet Communication Corporation, Class B.............................   2.4%
Koninklijke N.V.........................................................   2.4%
Nokia Corporation A.B, Series A.........................................   2.4%
NTT Mobile Communications...............................................   2.3%
For Entertainment Group, Inc............................................   2.3%
Cisco Systems, Inc......................................................   2.3%

--------------------------------------------------------------------------------
TOP FIVE COUNTRIES
--------------------------------------------------------------------------------
                     (as a percentage of total net assets)

United Kingdom..........................................................  14.0%
United States...........................................................  14.0%
Germany.................................................................   7.8%
Switzerland.............................................................   6.2%
Greece..................................................................   5.7%

Portfolio holdings are subject to change and should not be considered a recommendation to buy individuals securities.

* Past performance is no guarantee of future results. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 12/31/98. The ratings are subject to change every month. The ratings are calculated from the Fund's three-, five- and 10-year average annual returns (if applicable) in excess of 90-day Treasury bill returns, with appropriate fee adjustments and a risk factor that reflects Fund performance below 90-day T-bill returns. The top 10% of funds in an investment class receive five stars, the next 22.5% receive four stars. Ratings are for Class R shares only; other classes may vary.

There are risks associated with investing in funds of this type that invest in securities of foreign countries, such as erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

some companies rapidly became very expensive in relation to fundamentals, we took the opportunity to take profits in companies we believed to be overpriced.

Q: THE FUND'S HIGHEST REGIONAL WEIGHTING IS IN EUROPE, AND NEARLY A QUARTER OF ITS EUROPEAN INVESTMENT IS IN THE NON-EURO-ZONE U.K. MARKET. DO YOU SEE ANY CHALLENGES IN INVESTING IN COUNTRIES WITH NON-EURO CURRENCIES AFTER JANUARY 1, 1999?

A: The European countries in the non-euro zone will be unable to escape their association with countries that have adopted the single European currency. In addition, they are unlikely to pass up any opportunities that arise in the euro zone. For example, Avis (1.8% of assets as of 12/31/98), a car-rental company, is based in England but derives most of its income from its operations in continental Europe. In view of this, we anticipate that companies domiciled in the countries that have chosen not to adopt the euro for the time being may start to use the euro as the primary currency of trade. Furthermore, in our opinion central banks outside the European Central Bank (ECB), such as the Bank of England, are likely to maintain a close relationship with the ECB in spite of their de facto independence. Therefore we do not think that any significant challenges should arise because certain countries decide to retain their own currencies.

The use of the euro as the preferred currency of trade is likely to be made easier by its smooth introduction. In our opinion the initial launch of the euro has been relatively problem free. Although there are some risks to the Economic and Monetary Union, we remain cautiously optimistic about the euro's future.

Q: WHICH MARKETS DO YOU EXPECT TO OFFER THE MOST INTERESTING OPPORTUNITIES IN THE YEAR AHEAD, AND HOW IS THE FUND POSITIONED TO TAKE ADVANTAGE OF THEM?

A: We continue to favor Europe. We anticipate a wealth of opportunities arising from the trend toward an equity culture in these markets and the corporate restructuring and deregulation resulting from the introduction of the euro.

Outside Europe the Fund holds a 16.5% weighting in the U.S. market, but we are concerned about current valuations. In view of this, we are paying close attention to Asia. We have recently been encouraged by the strength of the yen, the increase in exports, and the low-inflation, low-interest-rate environment. Although we are not rushing in to buy securities in the Asia Pacific region, we continue to look for interesting opportunities where they may arise. We remain committed to keeping one step ahead of market trends.

                           -------------------------
                             THE MONTGOMERY FUNDS
                           -------------------------
                           Global Opportunities Fund

                                  Investments


PORTFOLIO INVESTMENTS

December 31, 1998 (Unaudited)

COMMON STOCKS -- 87.8%
  Shares                                                          Value (Note 1)

CANADA -- 2.4%
     38,700   Metronet Communications Corporation, Class B+
              (Telephone/Networks)............................. $     1,296,450

CHINA/HONG KONG -- 0.8%
     23,000   China Telecom (Hong Kong) Ltd.+
              (Telephone/Wireless).............................         411,637

FINLAND -- 2.4%
     10,660   Nokia Corporation AB, Series A
              (Telecommunications Equipment)...................       1,292,634

FRANCE -- 5.3%
      6,440   Cap Gemini S.A. (Business Services)..............       1,033,210
     17,300   Renault (Auto/Auto Parts)........................         776,659
      4,256   Vivendi (Conglomerates)..........................       1,103,774
                                                                      ---------
                                                                      2,913,643

GERMANY -- 6.6%
        585   Axel Springer Verlag, Class A
              (Newspapers/Publishing)..........................         491,493
     10,700   Bayerische Vereinsbank AG (Banks)................         837,969
     11,800   Mannesmann AG (Machinery and Tools)..............       1,352,537
      2,025   Muenchener Rueckver AG (Insurance)...............         980,691
                                                                      ---------
                                                                      3,662,690
GREECE -- 5.7%
     41,757   Hellenic Telecommunication Organization S.A.+
              (Telephone/Networks).............................       1,111,511
      3,805   National Bank of Greece (Banks)..................         856,492
     42,400   Panafon S.A. (Telephone/Long Distance)...........       1,136,201
                                                                      ---------
                                                                      3,104,204

IRELAND -- 3.3%
     39,554   Bank of Ireland (Banks)..........................         879,489
     13,000   Elan Corporation, ADR** (Pharmacy/Drugs).........         904,313
                                                                      ---------
                                                                      1,783,802

ITALY -- 5.2%
     84,800   Credito Agrario Bresciano (Banks)................       1,077,021
     62,100   Telecom Italia di Risp (Telephone/Networks)......         529,565
     89,900   Telecom Italia Mobile di Risp
              (Telephone/Wireless).............................         423,008
     72,900   Telecom Italia Mobile Spa (Telephone/Wireless)...         537,894
     44,500   Telecom Italia Spa+ (Telephone/Networks).........         279,899
                                                                      ---------
                                                                      2,847,387

JAPAN -- 4.5%
     97,000   Kirin Brewery Company, Ltd. (Food and Beverage)..       1,236,052
         31   NTT Mobile Communications
              (Telecommunications/Other).......................       1,275,607
                                                                      ---------
                                                                      2,511,659

Shares                                                            Value (Note 1)

NETHERLANDS -- 5.5%
     15,200   International Nederlanden Groep N.V. (Banks)..... $       926,385
     25,900   Koninklijke N.V. (Telecommunications/Other)......       1,295,896
     30,050   Ordina Beheer N.V. (Business Services)...........         801,355
                                                                      ---------
                                                                      3,023,636

NORWAY -- 1.2%
    188,000   Christiania Bank OG (Banks)......................         653,186

PORTUGAL -- 1.8%
     21,500   Portugal Telecom S.A. (Telephone/Networks).......         986,212

RUSSIA -- 3.0%
     30,000   Global Telesystems Group, Inc.**
              (Telephone/Networks).............................       1,670,625

SPAIN -- 4.8%
     47,100   Argentaria S.A. (Banks)..........................       1,217,932
     22,500   Baron de Ley S.A.+ (Food and Beverage)...........         735,382
     15,281   Telefonica S.A. (Telephone/Networks).............         678,463
                                                                      ---------
                                                                      2,631,777

SWEDEN -- 1.1%
     25,296   Ericsson (L.M.) Telephone Company, Class B
              (Telecommunications Equipment)...................         600,896

SWITZERLAND -- 6.2%
        347   Julius Baer Holdings AG
              (Diversified Financial Services).................       1,153,298
        313   Novartis AG (Pharmacy/Drugs).....................         615,289
      3,830   Swisscom AG (Telephone/Networks).................       1,603,386
                                                                      ---------
                                                                      3,371,973

UNITED KINGDOM -- 14.0%
    105,900   Amvescap PLC (Investment Management).............         818,748
    239,000   Avis Europe PLC (Leisure Time)...................       1,003,368
     33,000   Glaxo Wellcome PLC, ORD (Pharmacy/Drugs).........       1,134,111
     52,630   National Express Group PLC (Railroad)............         976,560
    105,100   Orange PLC+ (Telephone/Wireless).................       1,212,728
     43,000   Railtrack Group PLC+ (Railroad)..................       1,123,886
     92,500   Sainsbury PLC (Food and Beverage)................         719,377
     63,470   The Great Universal Stores PLC (Retail Trade)....         664,302
                                                                      ---------
                                                                      7,653,080

The accompanying notes are an integral part of these financial statements.

                           -------------------------
                             THE MONTGOMERY FUNDS
                           -------------------------
                           Global Opportunities Fund

                                  Investments

COMMON STOCKS -- CONTINUED
 Shares                                                           Value (Note 1)

UNITED STATES -- 14.0%
     15,700   Air Touch Communications, Inc.+
              (Telephone/Wireless)............................. $     1,132,363
     13,350   Cisco Systems, Inc.+ (Telephone/Networks)........       1,239,464
     11,200   Estee Lauder Companies Inc.
              (Cosmetics and Personel Care)....................         957,600
     50,300   Fox Entertainment Group, Inc.
              (Broadcasting/Advertising).......................       1,266,931
     13,400   Galileo International Inc. (Business Services)...         582,900
     22,400   Global Crossing Ltd. (Telecommunications/Other)..       1,009,400
     20,700   MCI WorldCom, Inc.**+ (Telephone/Long Distance)..       1,485,872
                                                                      ---------
                                                                      7,674,530

TOTAL COMMON STOCKS
(Cost $38,923,949).............................................      48,090,021
                                                                     ----------

PREFERRED STOCKS -- 2.6%
Brazil -- 1.4%
  4,570,000   Telecomunicacoes de Minas Gerais-Telemig,
              Series B+ (Telephone/Regional-Local).............         133,516
  6,970,000   Telemig Celular S.A., Series C
              (Telephone/Wireless).............................         136,718
 10,900,000   Telesep Celular S.A., Series B
              (Telephone/Wireless).............................         479,031
                                                                        -------
                                                                        749,265

GERMANY -- 1.2%
        304   Porsche AG (Auto/Auto Parts).....................         693,252
                                                                        -------

TOTAL PREFERRED STOCKS
(Cost $2,507,885)..............................................       1,442,517
                                                                      ---------
RIGHTS -- 0.0%
(Cost $0)

SPAIN -- 0.0%
     15,281   Telefonica S.A., Rights, Expire 01/30/99+
              (Telephone/Networks).............................          13,548
                                                                         ------

TOTAL SECURITIES
(Cost $41,431,834).............................................      49,546,086

REPURCHASE AGREEMENT -- 8.3%
(Cost $4,544,000)

Principal Amount                                                 Value (Note 1)

$4,544,000        Agreement with Paine Webber, Tri-Party,
                  5.150% dated 12/31/98, to be repurchased at
                  $4,546,600 on 01/04/99, collateralized by
                  $4,634,880 market value of U.S. government
                  securities, having various maturities and
                  various interest rates....................... $     4,544,000
                                                                      ---------

TOTAL INVESTMENTS -- 98.7%
(Cost $45,975,834*)............................................      54,090,086

OTHER ASSETS AND LIABILITIES -- 1.3%
(Net)..........................................................         715,090
                                                                     ----------

NET ASSETS -- 100.0%........................................... $    54,805,176
                                                                     ==========

*    Aggregate cost for federal tax purposes.
** Securities on loan at December 31, 1998, which have an aggregate market value of $3,875,112, represent 7.1% of the total net asset value of the Fund (see note 4 to Financial Statements).
+    Non-income-producing security.
#    Amount represents less than 0.1%.

Abbreviations:
ADR  American Depositary Receipt
ORD  Ordinary

The accompanying notes are an integral part of these financial statements.

INVESTMENT REVIEW

Q: HOW DID THE FUND PERFORM IN THE LATTER HALF OF 1998?

A: Although a disappointing third-quarter performance detracted from semiannual Fund returns, we were generally very pleased with the returns for the year as a whole. The Fund returned 5.5% for the six months ended December 31, 1998, and 55% for the year versus returns of 21.5% and 50%, respectively, for the benchmark Morgan Stanley Capital International (MSCI) Telecommunications Index. After a frustrating third quarter, when the portfolio lost more than 20% of its value in the severe global market correction, we were very encouraged by a strong fourth-quarter recovery. The Fund returned 32.1% over the last three months of the year against a return of 23.8% for the index, allowing us to recoup our third-quarter losses as well as add additional value.


Q: DID COMMUNICATIONS STOCKS HOLD UP WELL DURING THE GLOBAL MARKET SWINGS OVER THE LAST SIX MONTHS OF 1998?

A: As the quarterly performance figures suggest, the communications sector failed to escape the effects of global market volatility in the third quarter, but certain segments within the sector suffered greater price corrections than others. Wireless companies in particular experienced a strong sell-off, due to extensive profit taking as the markets began their slide. Conversely, when global markets recovered, communications stocks, and the wireless segment in particular, experienced sharper gains than many other global industries. The rapid recovery of this sector confirms that its third-quarter rout was based on negative sentiment toward markets in general, rather than on company-specific fundamentals. Investors have since reaffirmed that they consider communications companies to offer some of the most exciting opportunities for future growth.


Q: HOW DID THIS AFFECT THE PERFORMANCE OF THE FUND?

A: The rapidly changing fortunes of the communications sector certainly proved challenging for the Fund. Our overweight position in wireless companies was a big contributor to third-quarter underperformance. In addition, our overweight position in Europe detracted from returns. The European markets corrected more sharply than the U.S. market, due in part to a previous run-up in valuations and to the relatively unsophisticated investor base. Europeans have traditionally preferred less risky fixed-income investments. The rise in an equity culture is a fairly recent phenomenon. As a result, many European investors became nervous and sold down their equity holdings in preference of bonds.

In spite of the difficult third-quarter investment environment, we maintained our focus and tried not to lose sight of what we believed to be the strong underlying fundamentals of the companies in the portfolio. Because of this, the Fund was well positioned to take full advantage of the fourth-quarter recovery in market and sector valuations. We were very pleased with the Fund's relative performance as a result.

                             ---------------------
                             THE MONTGOMERY FUNDS
                             ---------------------
                             Global Communications
                                     Fund

                             Portfolio Highlights
                                  (Unaudited)

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------
Oscar Castro, CFA..................................... Senior Portfolio Manager

--------------------------------------------------------------------------------
FUND PERFORMANCE
--------------------------------------------------------------------------------
          Average annual total returns for the period ended 12/31/98
--------------------------------------------------------------------------------
                     MONTGOMERY GLOBAL COMMUNICATIONS FUND

Since inception (6/1/93)................................................  19.04%
One year................................................................  54.97%
Five years..............................................................  14.43%
--------------------------------------------------------------------------------
MSCI TELECOMMUNICATIONS INDEX

Since 5/31/93...........................................................  17.02%
One year................................................................  49.78%
Five years..............................................................  17.30%
--------------------------------------------------------------------------------
Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

                        GROWTH OF A $10,000 INVESTMENT

                         FIRST DATA INVESTOR SERVICES
                       MUTUAL FUND HYPOTHETICAL ANALYSIS

MONTGOMERY GLOBAL COMMUNICATION(R)
Initial Investment:      $10,000        Period:  06/01/93 - 12/98
This is a no load fund.

                                             Growth of                Value of                 Growth of
                                             Initial                  Reinvested               Investment with
     Date                NAV                 Investment               Distributions            Distributions Reinvested
     06/01/93         12.00                       $10,000              $    0                       $10,000
     06/93            12.45                       $10,375              $    0                       $10,375
     07/93            12.75                       $10,625              $    0                       $10,625
     08/93            14.01                       $11,675              $    0                       $11,675
     09/93            14.42                       $12,017              $    0                       $12,017
     10/93            15.44                       $12,867              $    0                       $12,867
     11/93            14.48                       $12,067              $    0                       $12,067
     12/93            16.18                       $13,483              $    0                       $13,483
     01/94            16.86                       $14,050              $    0                       $14,050
     02/94            16.27                       $13,558              $    0                       $13,558
     03/94            15.07                       $12,558              $    0                       $12,558
     04/94            15.29                       $12,742              $    0                       $12,742
     05/94            15.13                       $12,608              $    0                       $12,608
     06/94            14.20                       $11,833              $    0                       $11,833
     07/94            14.81                       $12,342              $    0                       $12,342
     08/94            15.86                       $13,217              $    0                       $13,217
     09/94            15.54                       $12,950              $    0                       $12,950
     10/94            15.74                       $13,117              $    0                       $13,117
     11/94            14.45                       $12,042              $   26                       $12,068
     12/94            13.98                       $11,650              $   25                       $11,675
     01/95            13.18                       $10,983              $   24                       $11,007
     02/95            13.15                       $10,958              $   24                       $10,982
     03/95            13.46                       $11,217              $   24                       $11,241
     04/95            14.01                       $11,675              $   25                       $11,700
     05/95            14.68                       $12,233              $   27                       $12,260
     06/95            15.42                       $12,850              $   28                       $12,878
     07/95            16.25                       $13,542              $   29                       $13,571
     08/95            16.28                       $13,567              $   29                       $13,596
     09/95            17.12                       $14,267              $   30                       $14,297
     10/95            16.32                       $13,600              $   29                       $13,629
     11/95            16.48                       $13,733              $   30                       $13,763
     12/95            16.34                       $13,617              $   29                       $13,646
     01/96            16.70                       $13,917              $   30                       $13,947
     02/96            16.84                       $14,033              $   31                       $14,064
     03/96            16.98                       $14,150              $   30                       $14,180
     04/96            18.15                       $15,125              $   33                       $15,158
     05/96            18.11                       $15,092              $   32                       $15,124
     06/96            18.05                       $15,042              $   32                       $15,074
     07/96            16.97                       $14,142              $   30                       $14,172
     08/96            17.31                       $14,425              $   31                       $14,456
     09/96            17.88                       $14,900              $   32                       $14,932
     10/96            16.70                       $13,917              $  582                       $14,499
     11/96            17.40                       $14,500              $  607                       $15,107
     12/96            16.74                       $13,950              $  790                       $14,740
     01/97            17.60                       $14,667              $  830                       $15,497
     02/97            17.24                       $14,367              $  813                       $15,180
     03/97            16.88                       $14,067              $  796                       $14,863
     04/97            17.25                       $14,375              $  814                       $15,189
     05/97            18.67                       $15,558              $  882                       $16,440
     06/97            19.59                       $16,325              $  925                       $17,250
     07/97            20.75                       $17,292              $  979                       $18,271
     08/97            19.44                       $16,200              $  918                       $17,118
     09/97            20.78                       $17,317              $  980                       $18,297
     10/97            19.15                       $15,958              $  904                       $16,862
     11/97            19.07                       $15,892              $  900                       $16,792
     12/97            15.57                       $12,975              $4,099                       $17,074
     01/98            16.36                       $13,633              $4,307                       $17,940
     02/98            19.66                       $16,383              $5,176                       $21,559
     03/98            21.59                       $17,992              $5,683                       $23,675
     04/98            22.15                       $18,458              $5,831                       $24,289
     05/98            21.80                       $18,167              $5,738                       $23,905
     06/98            22.88                       $19,067              $6,023                       $25,090
     07/98            24.24                       $20,200              $6,381                       $26,581
     08/98            18.44                       $15,367              $4,854                       $20,221
     09/98            18.26                       $15,217              $4,806                       $20,023
     10/98            20.46                       $17,050              $5,386                       $22,436
     11/98            22.24                       $18,533              $5,855                       $24,388
     12/98            21.41                       $17,842              $8,617                       $26,459

Prepared by the Performance Measurements and Analytics Department.


                                            Lipper Telecom Funds growth $10,000
01/12/1999 Summary

                            05/31/1993  06/30/1993  07/31/1993  08/31/1993  09/30/1993  10/31/1993 11/30/1993 12/31/1993
                            06/30/1993  07/31/1993  08/31/1993  09/30/1993  10/31/1993  11/30/1993 12/31/1993 01/31/1994
Fund                   Inv  Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv    Sys Inv    Sys Inv
Name                   Obj  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return Tot Return Tot Return
--------               ---  ----------- ----------- ----------  ----------  ----------- ---------- ---------- ------------
Telecommunication Funds

Average/Total                 10453.97    10754.21    11538.95    11643.76    12034.04    11360.88   11842.93   12245.83

                                      Source:   Lipper Analytical Services, Inc.

                              Lipper Telecom Funds growth $10,000

                            01/31/1994  02/28/1994  03/31/1994  04/30/1994  05/31/1994  06/30/1994 07/31/1994 08/31/1994  09/30/1994
                            02/28/1994  03/31/1994  04/30/1994  05/31/1994  06/30/1994  07/31/1994 08/31/1994 09/30/1994  10/31/1994
                            Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv    Sys Inv    Sys Inv     Sys Inv
                            Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return Tot Return Tot Return  Tot Return
                            ----------- ----------- ----------  ----------  ----------- ---------- ---------- ----------  ----------
Telecommunication Funds

Average/Total                 11789.47    11272.63    11491.94    11457.14    11341.20    11832.70   12191.48   11942.34    12198.77

                                      Source:   Lipper Analytical Services, Inc.

                               Lipper Telecom Funds growth $10,000

                            10/31/1994  11/30/1994  12/31/1994  01/31/1995  02/28/1995  03/31/1995 04/30/1995 05/31/1995  06/30/1995
                            11/30/1994  12/31/1994  01/31/1995  02/28/1995  03/31/1995  04/30/1995 05/31/1995 06/30/1995  07/31/1995
                            Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv    Sys Inv    Sys Inv     Sys Inv
                            Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return Tot Return Tot Return  Tot Return
                            ----------- ----------- ----------  ----------  ----------- ---------- ---------- ----------  ----------
Telecommunication Funds

Average/Total                 11645.41    11520.18    11525.91    11426.82    11467.08    11869.62   12005.18   12580.47    13405.51

                                      Source:   Lipper Analytical Services, Inc.

                              Lipper Telecom Funds growth $10,000

                            07/31/1995  08/31/1995  09/30/1995  10/31/1995  11/30/1995  12/31/1995 01/31/1996 02/29/1996  03/31/1996
                            08/31/1995  09/30/1995  10/31/1995  11/30/1995  12/31/1995  01/31/1996 02/29/1996 03/31/1996  04/30/1996
                            Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv    Sys Inv    Sys Inv     Sys Inv
                            Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return Tot Return Tot Return  Tot Return
                            ----------- ----------- ----------  ----------  ----------- ---------- ---------- ----------  ----------
Telecommunication Funds

Average/Total                 13770.25    14104.30    13553.11    13831.37    14243.71    14534.61   14410.07   14332.34    15214.74

                                       ource:   Lipper Analytical Services, Inc.

                               Lipper Telecom Funds growth $10,000

                            04/30/1996  05/31/1996  06/30/1996  07/31/1996  08/31/1996  09/30/1996 10/31/1996 11/30/1996  12/31/1996
                            05/31/1996  06/30/1996  07/31/1996  08/31/1996  09/30/1996  10/31/1996 11/30/1996 12/31/1996  01/31/1997
                            Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv    Sys Inv    Sys Inv     Sys Inv
                            Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return Tot Return Tot Return  Tot Return
                            ----------- ----------- ----------  ----------  ----------- ---------- ---------- ----------  ----------
Telecommunication Funds

Average/Total                 15517.57    15350.74    14016.27    14326.09    14626.12    14437.30   15068.48   14998.14    15631.18

                                      Source:   Lipper Analytical Services, Inc.

                              Lipper Telecom Funds growth $10,000

                            01/31/1997  02/28/1997  03/31/1997  04/30/1997  05/31/1997  06/30/1997 07/31/1997 08/31/1997  09/30/1997
                            02/28/1997  03/31/1997  04/30/1997  05/31/1997  06/30/1997  07/31/1997 08/31/1997 09/30/1997  10/31/1997
                            Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv    Sys Inv    Sys Inv     Sys Inv
                            Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return Tot Return Tot Return  Tot Return
                            ----------- ----------- ----------  ----------  ----------- ---------- ---------- ----------  ----------
Telecommunication Funds

Average/Total                 15432.16    14520.67    14949.77    16359.27    17302.49    18236.38   17269.87   19051.34    18227.38

                                      Source:   Lipper Analytical Services, Inc.

                              Lipper Telecom Funds growth $10,000

                            10/31/1997  11/30/1997  12/31/1997  01/31/1998  02/28/1998  03/31/1998 04/30/1998 05/31/1998  06/30/1998
                            11/30/1997  12/31/1997  01/31/1998  02/28/1998  03/31/1998  04/30/1998 05/31/1998 06/30/1998  07/31/1998
                            Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv    Sys Inv    Sys Inv     Sys Inv
                            Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return Tot Return Tot Return  Tot Return
                            ----------- ----------- ----------  ----------  ----------- ---------- ---------- ----------  ----------
Telecommunication Funds

Average/Total                 18938.50    19079.86    20021.78    21298.62    23465.40    23214.86   22343.53   23381.86    23995.97

                                      Source:   Lipper Analytical Services, Inc.

                              Lipper Telecom Funds growth $10,000

                            07/31/1998  08/31/1998  09/30/1998  10/31/1998  11/31/1998
                            08/31/1998  09/30/1998  10/31/1998  11/30/1998  12/31/1998
                            Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                            Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                            ----------- ----------- ----------  ----------  -----------
Telecommunication Funds

Average/Total                 19752.23    20896.55    22552.31    24084.58    27874.81

                                     Source:   Lipper Analytical Services, Inc.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                             Global Communications
                                     Fund

                             Portfolio Highlights

--------------------------------------------------------------------------------
TOP TEN HOLDINGS
--------------------------------------------------------------------------------
                     (as a percentage of total net assets)
Global Telesystems Group, Inc., ADR ......................................  4.3%
MCI WorldCom, Inc. .......................................................  3.0%
Swisscom AG...............................................................  2.8%
Koninklijke N.V. .........................................................  2.6%
Nokia Corporation AB, Series A............................................  2.6%
Networks Associates Inc. .................................................  2.6%
Mannesmann AG ............................................................  2.6%
Fox Entertainment Group Inc. .............................................  2.5%
Cisco Systems, Inc. ......................................................  2.5%
Metronet Communications Corporation, Class B..............................  2.5%

--------------------------------------------------------------------------------
TOP FIVE COUNTRIES
--------------------------------------------------------------------------------
                     (as a percentage of total net assets)
United States ............................................................ 22.6%
United Kingdom............................................................  6.9%
Netherlands...............................................................  6.2%
France....................................................................  4.7%
Japan.....................................................................  4.6%

Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities.

There are risks associated with investing in funds of this type that invest in securities of foreign countries, such as erratic market conditions, economic and political instability, and fluctuations in currency exchange rates. There are additional risks associated with investing in funds that lack industry diversification.

Q: WHAT OPPORTUNITIES DO YOU SEE ARISING IN THE SECTOR IN 1999, AND HOW IS THE FUND POSITIONED TO TAKE ADVANTAGE OF THEM?

A: We anticipate that the industry trends that helped sustain such good returns for investors both in the fourth quarter and in 1998 as a whole will continue into the New Year. There are likely to be three main industry themes in 1999. The first concerns a continuation of the wireless revolution. Wireless is becoming the preferred method of voice communications because of ease of use. The resulting increase in demand for wireless products should be beneficial for both service and equipment providers. Having recognized this trend early, the Fund is in a position to take advantage of the potential opportunities arising from it.

The second theme concerns merger and acquisition activity. We believe that plans for intra-industry mergers are likely to accelerate moving forward, as communications companies search for potential cost savings and fresh opportunities. In addition, we anticipate a continuation of the trend in cross-industry mergers similar to the AT&T and TCI union, as companies seek to strategically expand into sectors of the industry that they believe will add value to their business in the future. Although our intent is not to actively seek out possible acquisition targets, the Fund is well positioned to take advantage of these trends. Because we seek to invest only in high-quality companies with good management and products, the Fund already owns several attractive potential takeover targets.

Finally, we believe that deregulation within the industry is likely to continue through 1999. We foresee a continuing wave of deregulation in Europe and Japan over the coming year. In Europe we believe that this will be driven by greater cross-market efficiency generated by the introduction of the Economic and Monetary Union. In Japan it is part of a trend toward opening up the Japanese market to increased competition.

Q: WHY SHOULD INVESTORS CONSIDER INVESTING IN THE FUND OR ADDING TO AN EXISTING INVESTMENT NOW?

A: The Fund concentrates its investments in one of the strongest-growing industries in the world. Furthermore, in spite of the gyrations that the industry experienced over the second half of 1998, the risks are not as great as in other nascent industries. On the one hand, the communications industry includes the unpredictable technology sector, but it also includes the established telecom utility companies, characterized by relatively dependable earnings streams and established levels of service. This diversity has resulted in an industry that can supply extraordinary growth as technology and innovation make products more accessible to a wider market, but one that also offers investors a very quantifiable degree of risk.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                            Global Communications
                                     Fund

                                  Investments


PORTFOLIO INVESTMENTS

December 31, 1998 (Unaudited)

COMMON STOCKS - 87.7%
   Shares                                                         Value (Note 1)
BRAZIL - 0.6%
   22,200   Telebras, ADR (Holding).............................. $   1,613,663

CANADA - 2.5%
   208,100  Metronet Communications Corporation,
            Class B+ (Telephone/Networks)........................     6,971,350

CHINA/HONG KONG - 2.5%
   202,000  CHINA TELECOM Ltd.+ (Telephone/Wireless).............       349,372
    53,000  CHINA TELECOM (Hong Kong) Ltd.,
            Sponsored ADR****+(Telephone/Wireless)...............     1,852,175
 1,722,500  Smartone Telecommunications
            (Telephone/Wireless) ................................     4,780,029
                                                                      ---------
                                                                      6,981,576

CZECH REPUBLIC - 0.8%
    73,000  Ceske Radiokomunikace, GDR+
            (Broadcasting/Advertising)...........................     2,354,250

FINLAND  - 2.6%
    60,350  Nokia Corporation AB, Series A
            (Telecommunications Equipment).......................     7,318,057

FRANCE - 4.7%
    42,430  Cap Gemini S.A. (Business Services)..................     6,807,317
    25,019  Vivendi (Conglomerates)..............................     6,488,562
                                                                     ----------
                                                                     13,295,879

GERMANY - 2.6%
    63,400  Mannesmann AG (Machinery and Tools)..................     7,267,021

GREECE - 3.9%
   160,300  Hellas Telecommunications S.A., ADR***+
            (Telecommunications/Other)...........................     5,119,581
   224,766  Hellenic Telecommunication Organization S.A.***+
            (Telephone/Networks).................................     5,982,945
                                                                     ----------
                                                                     11,102,526

IRELAND - 2.4%
   182,100  East Telecom Group PLC, ADR+
            (Telecommunications/Other)...........................     6,931,181

ITALY - 3.7%
   203,613  Telecom Italia di Risp (Telephone/Networks)..........     1,280,701
   659,600  Telecom Italia Mobile di Risp
            (Telephone/Wireless).................................     3,103,625
   455,000  Telecom Italia Mobile SpA
            (Telephone/Wireless).................................     3,357,223
   311,361  Telecom Italia SpA (Telephone/Networks)..............     2,655,169
                                                                     ----------
                                                                     10,396,718

Shares                                                           Value (Note 1)

JAPAN - 4.6%
       169  NTT Mobile Communications
            (Telecommunications/Other)........................... $   6,954,117
    67,000  TDK Corporation (Electronics)........................     6,124,596
                                                                     ----------
                                                                     13,078,713

MEXICO - 1.2%
   465,500  Grupo Iusacell, Series L, ADR+ (Telephone/Wireless)..     3,316,688

NETHERLANDS - 6.2%
    85,000  Equant N.V.***+ (Software Systems)...................     5,764,063
   146,400  Koninklijke N.V. (Telecommunications/Other)..........     7,325,065
   166,300  (Telecommunications/Other)...........................     4,434,785
                                                                     ----------
                                                                     17,523,913

NEW ZEALAND - 1.6%
 2,110,000  Telecommunication Corporation of New Zealand,
            Installment Receipts*** (Telephone/Networks).........     4,609,854

POLAND - 1.4%
   211,300  Prokom Software, GDR+ (Business Services)............     3,983,005

P0RTUGAL - 2.0%
   121,300  Portugal Telecom S.A. (Telephone/Networks)...........     5,564,070

RUSSIA - 4.3%
   217,780  Global Telesystems Group, Inc., ADR***+
            (Telephone/Networks).................................    12,127,623
   200,000  Russian Telecommunications Development
            Corporation**+ (Telephone/Networks)..................       123,780
                                                                     ----------
                                                                     12,251,403

SOUTH AFRICA - 1.7%
 1,179,492  Dimension Data Holding Ltd. (Software Systems).......     5,001,876

SPAIN - 3.4%
    86,654  Telefonica de Espana, ORD (Telephone/Networks).......     3,847,360
   329,900  Union Electrica Fenosa S.A.+ (Electric Utilities)....     5,745,163
                                                                      ---------
                                                                      9,592,523

SWEDEN - 2.8%
   141,140  Ericsson (L.M.) Telephone Company, Class B
            (Telecommunications Equipment).......................     3,352,721
    47,000  Europolitan Holdings AB (Telephone/Wireless).........     4,598,911
                                                                      ---------
                                                                      7,951,632

The accompanying notes are an integral part of these financial statements.

                             ---------------------
                             THE MONTGOMERY FUNDS
                             ---------------------
                             Global Communications
                                     Fund

                                  Investments

COMMON STOCKS - CONTINUED
Shares                                                            Value (Note 1)
SWITZERLAND - 2.7%
     18,660    Swisscom AG (Telephone/Networks)................. $   7,811,795

UNITED KINGDOM - 6.9%
     92,700    Colt Telecom Group PLC, ADR*** (Telephone/
               Regional - Local)................................     5,567,794
    285,100    Fox Entertainment Group Inc. (Broadcasting/
               Advertising).....................................     7,180,956
    586,600    Orange PLC (Telephone/Wireless)..................     6,768,660
                                                                   -----------
                                                                    19,517,410

UNITED STATES - 22.6%
     177,500   ADC Telecommunications, Inc. (Telecommunications
               Equipment).......................................     6,145,937
      90,300   AirTouch Communications, Inc.+
               (Telephone/Wireless).............................     6,512,888
      83,500   Bell Atlantic Corporation (Telephone/Regional
               -Local)..........................................     4,425,500


      77,350   Celular Comm International, Inc.*** (Telephone/
               Wireless)........................................     5,279,138
      76,239   Cisco Systems, Inc.+ (Telephone/Networks)........     7,078,314
     107,300   Galileo International Inc. (Business Services)...     4,667,550
     127,500   Global Crossing Ltd.
               (Telecommunications/Other).......................     5,745,469
     116,748   MCI WorldCom, Inc.***+ (Telephone/Long
               Distance)........................................     8,380,317
     140,100   McLeod, Inc.+ (Telephone/Regional-Local).........     4,360,612
     109,627   Networks Associates Inc. (Software Systems)           7,273,041
      79,000   SBC Communications (Business Services)                4,236,375
                                                                     ---------
                                                                    64,105,141

TOTAL COMMON STOCKS
(Cost $178,433,625).............................................   248,504,244
                                                                   -----------

PREFERRED STOCKS - 2.1%
BRAZIL - 2.1%
  44,483,077   Telecomunicacoes de Minas Gerais-Telemig,
               Series B+ (Telephone/Regional-Local).............     1,299,609
   7,470,660   Telecomunicacoes de Sao Paulo S.A. (Telephone/
               Regional - Local)................................     1,018,347
  35,559,562   Telesp Celular S.A., Series B+ (Telephone/
               Wireless)........................................     1,562,776
 103,307,077   Telesp Celular S.A., Series C+ (Telephone/
               Wireless)........................................     2,026,383
                                                                     ---------

TOTAL PREFERRED STOCKS
(Cost $13,145,862)..............................................     5,907,115
                                                                     ---------

RIGHTS - 0.0%#
(Cost $0)
SPAIN - 0.0%#
      86,654   Telefonica S.A, Rights, Expire 01/30/99+
               (Telephone/Networks).............................        76,825
                                                                        ------

TOTAL SECURITIES                                                Value (Note 1)

(Cost $191,579,487)............................................. $ 254,524,184
                                                                   -----------

REPURCHASE AGREEMENTS - 10.8%
Principal Amount
 $15,000,000   Agreement with Greenwich Capital Markets, Tri-
               Party, 5.150% dated 12/31/98, to be repurchased
               at $15,008,583 on 01/04/99, collateralized by
               $15,300,000 market value of U.S. government
               securities, having various maturities and various
               interest rates...................................    15,000,000

  15,634,000   Agreement with Greenwich Capital Markets, Tri-
               Party, 5.150% dated 12/31/98, to be repurchased
               at $15,642,946, on 01/04/99, collateralized by
               $15,946,680 market value of U.S. government
               securities, having various maturities and various
               interest rates...................................    15,634,000
                                                                    ----------

TOTAL REPURCHASE AGREEMENTS
(Cost $30,634,000)..............................................    30,634,000
                                                                    ----------

TOTAL INVESTMENTS - 100.6%
(Cost $222,213,487*)............................................   285,158,184

OTHER ASSETS AND LIABILITIES - (0.6)%
(Net)...........................................................    (1,741,985)
                                                                     ---------

NET ASSETS - 100.0%............................................. $ 283,416,199
                                                                   -----------

*    Aggregate cost for federal tax purposes.
** Illiquid security or special situation security (see note 6 to Financial Statements).
*** Securities on loan at December 31, 1998, which have an aggregate market value of $36,393,925, represent 12.8% of the total net assets of the Fund (see note 4 to Financial Statements).
+    Non-income-producing security.
#    Amount represents less than 0.1%.

Abbreviations:

ADR  American Depositary Receipt
GDR  Global Depositary Receipt
ORD  Ordinary

The Montgomery Global Communications Fund concentrates its investments in the global communications industry. Because of this concentration, the value of this Fund's shares may vary in response to factors affecting the global communications industry, and therefore may be more volatile than those of investment companies that do not similary concentrate their investments. The global communications industry may be subject to greater changes in governmental policies and governmental regulation than many other industries, and regulatory approval requirements may materially affect the products and services of this industry.

The accompanying notes are an integral part of these financial statements.

Q:   HOW DID THE FUND PERFORM DURING THE SIX MONTHS ENDED DECEMBER 31, 1998?

A:   After a very challenging six months, the Fund returned -19.1% for the second half of the year, compared with a return of -7.98% for its benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index.

The losses suffered by both the Fund and the index were concentrated in the third quarter. During this period all emerging markets were hit by a tide of extremely negative sentiment which was exacerbated by the collapse of the Russian ruble and Russia's subsequent default on its debt. This led investors to reduce their allocation to emerging markets, in preference for what they perceived to be less risky investments.

By the fourth quarter, however, following interest rate cuts in the United States and Europe as central banks sought to ease a potential credit crunch and restore confidence to global markets, the specter of a global financial depression began to recede. Investors revisited their allocations and reallocated funds back into the emerging markets. But unlike the bout of selling that took place a couple of months earlier, investors took a more discriminating approach, basing their decisions on fundamentals rather than sentiment. The Asian and European markets benefited most from this trend. It became obvious that some of the worst hit Asian economies had bottomed out or were showing signs of a fledgling recovery; and in Europe, investors revisited the benefits the emerging markets would enjoy from their association with the European Union.


Q:   WHICH MARKETS DETRACTED MOST FROM THE FUND'S PERFORMANCE AND WHY?

A:   A number of factors detracted from the Fund's performance over the period.
The portfolio was underweighted in Korea and absent from Indonesia. In the fourth quarter, these markets rebounded rapidly from their third-quarter sell-off. In our view, because of the tentative nature of Korea's economic recovery and the uncertain political situation in Indonesia, the risks of investing in these two countries outweighed the potential rewards.

Our exposure to Brazil also proved a negative contributor to performance throughout the period, even though our weighting had been progressively reduced by the fourth quarter from an overweight position to a neutral one. This was very disappointing given the high hopes we had for this economy at the end of the first half of the year. At that point the country's fundamentals were improving, the government appeared committed to reforming its fiscal imbalances, and we were hopeful of the positive impact on the market of the privatization of the state-owned telecommunications company, Telebras (3.8% of assets as of 12/31/98).

Unfortunately, this promising picture was changed irrevocably by events following the collapse of the Russian ruble. After the Russian devaluation, there was a great deal of speculation about other markets that might have to devalue their currencies. Because of its large current account deficit, Brazil was targeted as a country that may have problems, so many investors began to withdraw their funds. The result could have been a self-fulfilling prophecy, if the government had not chosen to raise interest rates to just under 50% and spend a large


                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                             Emerging Markets Fund

                             Portfolio Highlights

                                  (Unaudited)

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------
Josephine Jimenez, CFA..............................       Sr. Portfolio Manager
Bryan Sudweeks, Ph.D., CFA..........................                      Senior
                                                               Portfolio Manager
Frank Chiang........................................           Portfolio Manager
Jesus Isidoro Duarte................................           Portfolio Manager
Jose Fiuza..........................................  Regional Portfolio Manager
Stuart Quint, CFA...................................  Regional Portfolio Manager

--------------------------------------------------------------------------------
FUND PERFORMANCE
--------------------------------------------------------------------------------
                       Average annual total returns for
                           the period ended 12/31/98
--------------------------------------------------------------------------------

MONTGOMERY EMERGING MARKETS FUND

Since Inception (3/1/92)..............................................   (1.58)%

One year..............................................................  (38.28)%

Five years............................................................  (10.84)%

--------------------------------------------------------------------------------

MSCI EMERGING MARKETS FREE INDEX

Since 3/1/92..........................................................   (0.73)%

One year..............................................................  (25.34)%

Five years............................................................   (9.27)%

--------------------------------------------------------------------------------

IFC GLOBAL COMPOSITE INDEX

Since 3/1/92..........................................................   (0.73)%

One year..............................................................  (21.10)%

Five years............................................................   (8.70)%
--------------------------------------------------------------------------------

Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Fund performance presented is for Class R shares.

                        GROWTH OF A $10,000 INVESTMENT

                         FIRST DATA INVESTOR SERVICES
                       MUTUAL FUND HYPOTHETICAL ANALYSIS

MONTGOMERY EMERGING MKTS(R)
INITIAL INVESTMENT:   $10,000           Period: 03/01/92 - 12/98
This is a no load fund.

                            Growth of    Value of       Growth of
                            Initial      Reinvested     Investment with
    Date          NAV       Investment   Distributions  Distributions Reinvested
    03/01/92      10.00       $10,000        $    0           $10,000
    03/92          9.97       $ 9,970        $    0           $ 9,970
    04/92         10.01       $10,010        $    0           $10,010
    05/92         10.14       $10,140        $    0           $10,140
    06/92          9.96       $ 9,960        $    0           $ 9,960
    07/92          9.75       $ 9,750        $    0           $ 9,750
    08/92          9.62       $ 9,620        $    0           $ 9,620
    09/92          9.57       $ 9,570        $    0           $ 9,570
    10/92          9.95       $ 9,950        $    0           $ 9,950
    11/92          9.88       $ 9,880        $    0           $ 9,880
    12/92         10.02       $10,020        $   11           $10,031
    01/93         10.23       $10,230        $   12           $10,242
    02/93         10.33       $10,330        $   12           $10,342
    03/93         10.47       $10,470        $   12           $10,482
    04/93         10.69       $10,690        $   12           $10,702
    05/93         10.91       $10,910        $   12           $10,922
    06/93         11.07       $11,070        $   13           $11,083
    07/93         11.25       $11,250        $   13           $11,263
    08/93         11.92       $11,920        $   14           $11,934
    09/93         12.31       $12,310        $   14           $12,324
    10/93         13.28       $13,280        $   15           $13,295
    11/93         13.40       $13,400        $  289           $13,689
    12/93         15.58       $15,580        $  336           $15,916
    01/94         15.77       $15,770        $  340           $16,110
    02/94         15.28       $15,280        $  329           $15,609
    03/94         14.14       $14,140        $  305           $14,445
    04/94         14.07       $14,070        $  303           $14,373
    05/94         14.42       $14,420        $  311           $14,731
    06/94         13.68       $13,680        $  295           $13,975
    07/94         14.47       $14,470        $  312           $14,782
    08/94         15.87       $15,870        $  342           $16,212
    09/94         16.09       $16,090        $  347           $16,437
    10/94         16.02       $16,020        $  345           $16,365
    11/94         14.49       $14,490        $1,101           $15,591
    12/94         13.65       $13,650        $1,037           $14,687
    01/95         12.24       $12,240        $  930           $13,170
    02/95         12.26       $12,260        $  931           $13,191
    03/95         12.18       $12,180        $  925           $13,105
    04/95         12.39       $12,390        $  941           $13,331
    05/95         13.16       $13,160        $1,000           $14,160
    06/95         13.17       $13,170        $1,000           $14,170

Prepared by The Performance Measurements and Analytics Department.


                         FIRST DATA INVESTOR SERVICES
                       MUTUAL FUND HYPOTHETICAL ANALYSIS


MONTGOMERY EMERGING MKTS(R)
INITIAL INVESTMENT:   $10,000           Period: 03/01/92 - 12/98
This is a no load fund.

                            Growth of    Value of       Growth of
                            Initial      Reinvested     Investment with
    Date          NAV       Investment   Distributions  Distributions Reinvested
    07/95         13.54       $13,540        $1,029           $14,569
    08/95         13.01       $13,010        $  988           $13,998
    09/95         12.86       $12,860        $  977           $13,837
    10/95         12.38       $12,380        $  940           $13,320
    11/95         12.00       $12,000        $  912           $12,912
    12/95         12.41       $12,410        $  943           $13,353
    01/96         13.23       $13,230        $1,005           $14,235
    02/96         12.93       $12,930        $  982           $13,912
    03/96         13.17       $13,170        $1,000           $14,170
    04/96         13.84       $13,840        $1,051           $14,891
    05/96         14.09       $14,090        $1,070           $15,160
    06/96         14.19       $14,190        $1,078           $15,268
    07/96         13.31       $13,310        $1,011           $14,321
    08/96         13.73       $13,730        $1,043           $14,773
    09/96         13.82       $13,820        $1,050           $14,870
    10/96         13.46       $13,460        $1,095           $14,555
    11/96         13.76       $13,760        $1,119           $14,879
    12/96         13.87       $13,870        $1,128           $14,998
    01/97         14.94       $14,940        $1,215           $16,155
    02/97         15.43       $15,430        $1,255           $16,685
    03/97         15.07       $15,070        $1,226           $16,296
    04/97         15.08       $15,080        $1,226           $16,306
    05/97         15.64       $15,640        $1,272           $16,912
    06/97         16.85       $16,850        $1,370           $18,220
    07/97         17.45       $17,450        $1,419           $18,869
    08/97         15.58       $15,580        $1,267           $16,847
    09/97         16.20       $16,200        $1,318           $17,518
    10/97         13.38       $13,380        $1,088           $14,468
    11/97         12.93       $12,930        $1,052           $13,982
    12/97         12.93       $12,930        $1,597           $14,527
    01/98         11.44       $11,440        $1,413           $12,853
    02/98         12.22       $12,220        $1,509           $13,729
    03/98         12.59       $12,590        $1,555           $14,145
    04/98         12.73       $12,730        $1,572           $14,302
    05/98         11.07       $11,070        $1,367           $12,437
    06/98          9.86       $ 9,860        $1,218           $11,078
    07/98         10.33       $10,330        $1,276           $11,606
    08/98          7.18       $ 7,180        $  887           $ 8,067
    09/98          7.43       $ 7,430        $  918           $ 8,348
    10/98          7.78       $ 7,780        $  961           $ 8,741
    11/98          8.45       $ 8,450        $1,043           $ 9,493

Prepared by The Performance Measurements and Analytics Department.


                         FIRST DATA INVESTOR SERVICES
                       MUTUAL FUND HYPOTHETICAL ANALYSIS


MONTGOMERY EMERGING MKTS(R)
INITIAL INVESTMENT:   $10,000           Period: 03/01/92 - 12/98
This is a no load fund.

                            Growth of    Value of       Growth of
                            Initial      Reinvested     Investment with
    Date          NAV       Investment   Distributions  Distributions Reinvested
    12/98          7.98       $ 7,980        $  985           $ 8,965


                         FIRST DATA INVESTOR SERVICES
                       MUTUAL FUND HYPOTHETICAL ANALYSIS


IFC-GLOBAL COMP INDEX T/R
INITIAL INVESTMENT:   $10,000           Period: 02/92 - 12/98


                            Growth of    Value of       Growth of
                            Initial      Reinvested     Investment with
    Date          NAV       Investment   Distributions  Distributions Reinvested
    02/92        370.28       $10,000          $0             $10,000
    03/92        372.97       $10,073          $0             $10,073
    04/92        366.88       $ 9,908          $0             $ 9,908
    05/92        355.97       $ 9,614          $0             $ 9,614
    06/92        342.40       $ 9,247          $0             $ 9,247
    07/92        327.86       $ 8,854          $0             $ 8,854
    08/92        321.30       $ 8,677          $0             $ 8,677
    09/92        314.18       $ 8,485          $0             $ 8,485
    10/92        330.09       $ 8,915          $0             $ 8,915
    11/92        326.31       $ 8,813          $0             $ 8,813
    12/92        331.44       $ 8,951          $0             $ 8,951
    01/93        329.20       $ 8,891          $0             $ 8,891
    02/93        344.84       $ 9,313          $0             $ 9,313
    03/93        351.76       $ 9,500          $0             $ 9,500
    04/93        358.02       $ 9,669          $0             $ 9,669
    05/93        360.82       $ 9,745          $0             $ 9,745
    06/93        368.61       $ 9,955          $0             $ 9,955
    07/93        373.85       $10,096          $0             $10,096
    08/93        390.94       $10,558          $0             $10,558
    09/83        403.89       $10,908          $0             $10,908
    10/93        435.27       $11,755          $0             $11,795
    11/93        465.51       $12,572          $0             $12,572
    12/93        555.15       $14,993          $0             $14,993
    01/94        571.69       $15,439          $0             $15,439
    02/94        552.20       $14,913          $0             $14,913
    03/94        506.31       $13,674          $0             $13,674
    04/94        509.18       $13,751          $0             $13,751
    05/94        522.59       $14,113          $0             $14,113
    06/94        512.95       $13,853          $0             $13,853
    07/94        545.52       $14,733          $0             $14,733
    08/94        604.90       $16,336          $0             $16,336
    09/94        623.87       $16,849          $0             $16,849
    10/94        610.66       $16,492          $0             $16,492
    11/94        584.52       $15,786          $0             $15,786
    12/94        552.23       $14,914          $0             $14,914
    01/95        489.45       $13,218          $0             $13,218
    02/95        483.33       $13,053          $0             $13,053
    03/95        481.38       $13,000          $0             $13,000
    04/95        488.94       $13,205          $0             $13,205
    05/95        507.45       $13,704          $0             $13,704
    06/95        506.46       $13,678          $0             $13,678
    07/95        516.09       $13,938          $0             $13,938


Prepared by The Performance Measurements and Analytics Department.


                         FIRST DATA INVESTOR SERVICES
                       MUTUAL FUND HYPOTHETICAL ANALYSIS


IFC-GLOBAL COMP INDEX T/R
INITIAL INVESTMENT:   $10,000           Period: 02/92 - 12/98


                            Growth of    Value of       Growth of
                            Initial      Reinvested     Investment with
    Date          NAV       Investment   Distributions  Distributions Reinvested
    08/95        496.00       $13,395          $0             $13,395
    09/95        499.02       $13,477          $0             $13,477
    10/95        484.30       $13,079          $0             $13,079
    11/95        470.52       $12,707          $0             $12,707
    12/95        484.17       $13,076          $0             $13,076
    01/96        509.11       $13,749          $0             $13,749
    02/96        505.91       $13,663          $0             $13,663
    03/96        513.93       $13,880          $1             $13,879
    04/96        552.19       $14,913          $0             $14,913
    05/96        541.57       $14,626          $0             $14,626
    06/96        549.50       $14,840          $0             $14,840
    07/96        515.22       $13,914          $0             $13,914
    08/96        526.68       $14,224          $0             $14,224
    09/96        531.38       $14,351          $0             $14,351
    10/96        519.53       $14,031          $0             $14,031
    11/96        526.98       $14,232          $0             $14,232
    12/96        522.36       $14,107          $0             $14,107
    01/97        557.50       $15,056          $0             $15,056
    02/97        582.83       $15,740          $0             $15,740
    03/97        572.49       $15,461          $0             $15,461
    04/97        572.59       $15,464          $0             $15,464
    05/97        582.02       $15,718          $0             $15,718
    06/97        611.77       $16,522          $0             $16,522
    07/97        621.39       $16,782          $0             $16,782
    08/97        554.12       $14,965          $0             $14,965
    09/97        556.77       $15,036          $0             $15,036
    10/97        471.98       $12,747          $0             $12,747
    11/97        444.78       $12,012          $0             $12,012
    12/97        446.37       $12,055          $0             $12,055
    01/98        420.94       $11,368          $0             $11,368
    02/98        464.29       $12,539          $0             $12,539
    03/98        479.24       $12,943          $0             $12,943
    04/98        475.41       $12,839          $0             $12,839
    05/96        418.82       $11,311          $0             $11,311
    06/98        375.68       $10,146          $0             $10,146
    07/98        386.47       $10,437          $0             $10,437
    08/98        288.24       $ 7,784          $0             $ 7,784
    09/98        302.51       $ 8,170          $0             $ 8,170
    10/98        333.44       $ 9,005          $0             $ 9,005
    11/98        358.37       $ 9,678          $0             $ 9,678
    12/98        352.33       $ 9,515          $0             $ 9,515

Prepared by The Performance Measurements and Analytics Department.


                       MSCI Emq Mkt Free growth $10,000

01/12/1999

                               02/29/1992   03/31/1992   04/30/1992   05/31/1992   06/30/1992   07/31/1992   08/31/1992   09/30/1992
                               03/31/1992   04/30/1992   05/31/1992   06/30/1992   07/31/1992   08/31/1992   09/30/1992   10/31/1992
Fund                     Inv   Sys Inv      Sys Inv      Sys Inv      Sys Inv      Sys Inv      Sys Inv      Sys Inv      Sys Inv
Name                     Obj   Tot Return   Tot Return   Tot Return   Tot Return   Tot Return   Tot Return   Tot Return   Tot Return
--------------------     ---   ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Securities Indices

MSCI EMF IX GD           XI      10338.49     10266.75     10229.72      9215.03      9315.26      8880.95      8911.25      9388.03


                                         Source: Lipper Analytical Service. Inc.


                       MSCI Emq Mkt Free growth $10,000

01/12/1999

                      10/31/1992   11/30/1992  12/31/1992  01/31/1993  02/28/1993  03/31/1993  04/30/1993   05/31/1993  06/30/1993
                      11/30/1992   12/31/1992  01/31/1993  02/28/1993  03/31/1993  04/30/1993  05/31/1993   06/30/1993  07/31/1993
                      Sys Inv      Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv      Sys Inv     Sys Inv
                      Tot Return   Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return   Tot Return  Tot Return
                      ----------   ----------  ----------  ----------  ----------  ----------  ----------   ----------  ----------
Securities Indices

MSCI EAFE IX GD          9286.77      9559.99     9606.09     9767.18    10090.13    10322.17    10609.82     10924.56    11213.06


                                        Source: Lipper Analytical Services, Inc.


                       MSCI Emq Mkt Free growth $10,000

01/12/1999

                      07/31/1993   08/31/1993  09/30/1993  10/31/1993  11/30/1993  12/31/1993  01/31/1994   02/28/1994  03/31/1994
                      08/31/1993   09/30/1993  10/31/1993  11/30/1993  12/31/1993  01/31/1994  02/28/1994   03/31/1994  04/30/1994
                      Sys Inv      Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv      Sys Inv     Sys Inv
                      Tot Return   Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return   Tot Return  Tot Return
                      ----------   ----------  ----------  ----------  ----------  ----------  ----------   ----------  ----------
Securities Indices

MSCI EMF IX GD          12159.89     12604.56    13735.53    14343.35    16714.06    17018.36    16715.61     15202.91    14898.87


                                        Source: Lipper Analytical Services, Inc,


                       MSCI Emq Mkt Free growth $10,000

01/12/1999

                      04/30/1994   05/31/1994  06/30/1994  07/31/1994   08/31/1994  09/30/1994  10/31/1994  11/30/1994  12/31/1994
                      05/31/1994   06/30/1994  07/31/1994  08/31/1994   09/30/1994  10/31/1994  11/30/1994  12/31/1994  01/31/1995
                      Sys Inv      Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv      Sys Inv     Sys Inv
                      Tot Return   Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return   Tot Return  Tot Return
                      ----------   ----------  ----------  ----------  ----------  ----------  ----------   ----------  ----------
Securities Indices

MSCI EMF IX GD          15408.80     14984.07    15915.62    17891.12    18094.42    17768.11    16844.06     15491.41    13843.26


                                        Source: Lipper Analytical Services, Inc,


                       MSCI Emq Mkt Free growth $10,000

01/12/1999

                      01/31/1995   02/28/1995  03/31/1995  04/30/1995   05/31/1995  06/30/1995  07/31/1995   08/31/1995  09/30/1995
                      02/28/1995   03/31/1995  04/30/1995  05/31/1995   06/30/1995  07/31/1995  08/31/1995   09/30/1995  10/31/1995
                      Sys Inv      Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv      Sys Inv     Sys Inv
                      Tot Return   Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return   Tot Return  Tot Return
                      ----------   ----------  ----------  ----------  ----------  ----------  ----------   ----------  ----------
Securities Indices

MSCI EMF IX GD          13488.10     13573.79    14182.73    14937.25    14981.43    15317.71    14956.90     14885.92    14316.08


                                        Source: Lipper Analytical Services, Inc,


                       MSCI Emq Mkt Free growth $10,000

01/12/1999

                      10/31/1995  11/30/1995  12/31/1995   01/31/1996   02/29/1996  03/31/1996  04/30/1996   05/31/1996  06/30/1996
                      11/30/1995  12/31/1995  01/31/1996   02/29/1996   03/31/1996  04/30/1996  05/31/1996   06/30/1996  07/31/1996
                      Sys Inv      Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv      Sys Inv     Sys Inv
                      Tot Return   Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return   Tot Return  Tot Return
                      ----------   ----------  ----------  ----------  ----------  ----------  ----------   ----------  ----------
Securities Indices

MSCI EMF IX GD          14060.78     14684.40    15728.20    15478.12    15598.68    16222.36    16149.92     16250.77    15140.13


                                        Source: Lipper Analytical Services, Inc,


                       MSCI Emq Mkt Free growth $10,000

01/12/1999

                      07/31/1996   08/31/1996  09/30/1996  10/31/1996  11/30/1996  12/31/1996   01/31/1997   02/28/1997  03/31/1997
                      08/31/1996   09/30/1996  10/31/1996  11/30/1996  12/31/1996  01/31/1997   02/28/1997   03/31/1997  04/30/1997
                      Sys Inv      Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv      Sys Inv      Sys Inv     Sys Inv
                      Tot Return   Tot Return  Tot Return  Tot Return  Tot Return  Tot Return   Tot Return   Tot Return  Tot Return
                      ----------   ----------  ----------  ----------  ----------  ----------   ----------   ----------  ----------
Securities Indices

MSCI EMF IX GD          15527.67     15662.18    15244.47    15499.91    15570.01    16632.04    17344.31     16888.71    16918.55


                                        Source: Lipper Analytical Services, Inc,


                       MSCI Emq Mkt Free growth $10,000

01/12/1999

                      04/30/1997   05/31/1997  06/30/1997  07/31/1997   08/31/1997  09/30/1997  10/31/1997  11/30/1997  12/31/1997
                      05/31/1997   06/30/1997  07/31/1997  08/31/1997   09/30/1997  10/31/1997  11/30/1997  12/31/1997  01/31/1998
                      Sys Inv      Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv      Sys Inv     Sys Inv
                      Tot Return   Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return   Tot Return  Tot Return
                      ----------   ----------  ----------  ----------  ----------  ----------  ----------   ----------  ----------
Securities Indices

MSCI EMF IX GD          17402.76     18334.11    18607.79    16239.97    16689.94    13951.33    13442.28     13766.21    12686.53


                                        Source: Lipper Analytical Services, Inc,


                       MSCI Emq Mkt Free growth $10,000

01/12/1999

                      01/31/1998   02/28/1998  03/31/1998  04/30/1998  05/31/1998  06/30/1998  07/31/1998  08/31/1998   09/30/1998
                      02/28/1998   03/31/1998  04/30/1998  05/31/1998  06/30/1998  07/31/1998  08/31/1998  09/30/1998   10/31/1998
                      Sys Inv      Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv      Sys Inv     Sys Inv
                      Tot Return   Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return   Tot Return  Tot Return
                      ----------   ----------  ----------  ----------  ----------  ----------  ----------   ----------  ----------
Securities Indices

MSCI EMF IX GD          14010.69     14618.70    14459.45    12477.92    11169.03    11523.16     8191.36      8710.98     9628.26


                                        Source: Lipper Analytical Services, Inc,


                        MSCI Emq Mkt Free growth $10,000

01/12/1999

                      10/31/1998   11/30/1998
                      11/30/1998   12/31/1998
                      Sys Inv      Sys Inv
                      Tot Return   Tot Return
                      ----------   ----------
Securities Indices

MSCI EMF IX GD          10429.02     10277.88


                                        Source: Lipper Analytical Services, Inc,


                       Lipper Emerg Mkts growth $10,000

01/12/1999 SUMMARY

                               02/29/1992   03/31/1992   04/30/1992   05/31/1992   06/30/1992   07/31/1992   08/31/1992   09/30/1992
                               03/31/1992   04/30/1992   05/31/1992   06/30/1992   07/31/1992   08/31/1992   09/30/1992   10/31/1992
Fund                     Inv   Sys Inv      Sys Inv      Sys Inv      Sys Inv      Sys Inv      Sys Inv      Sys Inv      Sys Inv
Name                     Obj   Tot Return   Tot Return   Tot Return   Tot Return   Tot Return   Tot Return   Tot Return   Tot Return
--------------------     ---   ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Emerging Markets Funds

Average/Total                     9964.65     10114.17     10379.93     10184.29      9916.73      9682.22      9570.51      9732.72


                                         Source: Lipper Analytical Service. Inc.


                        Lipper Emerg Mkts growth $10,000

01/12/1999 SUMMARY

                      10/31/1992   11/30/1992  12/31/1992  01/31/1993  02/28/1993  03/31/1993  04/30/1993   05/31/1993  06/30/1993
                      11/30/1992   12/31/1992  01/31/1993  02/28/1993  03/31/1993  04/30/1993  05/31/1993   06/30/1993  07/31/1993
                      Sys Inv      Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv      Sys Inv     Sys Inv
                      Tot Return   Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return   Tot Return  Tot Return
                      ----------   ----------  ----------  ----------  ----------  ----------  ----------   ----------  ----------
Emerging Markets Funds

Average/Total            9589.49      9639.89     9867.28    10313.37    10523.51    10973.89    11292.26     11373.58    11572.56


                                        Source: Lipper Analytical Services, Inc.


                        Lipper Emerg Mkts growth $10,000

01/12/1999 SUMMARY

                      07/31/1993   08/31/1993  09/30/1993  10/31/1993  11/30/1993  12/31/1993  01/31/1994   02/28/1994  03/31/1994
                      08/31/1993   09/30/1993  10/31/1993  11/30/1993  12/31/1993  01/31/1994  02/28/1994   03/31/1994  04/30/1994
                      Sys Inv      Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv      Sys Inv     Sys Inv
                      Tot Return   Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return   Tot Return  Tot Return
                      ----------   ----------  ----------  ----------  ----------  ----------  ----------   ----------  ----------
Emerging Markets Funds

Average/Total           12490.06     12741.52    13846.67    14420.62    16749.29    17100.33    16634.48     15168.89    14881.64


                                        Source: Lipper Analytical Services, Inc,


                        Lipper Emerg Mkts growth $10,000

01/12/1999 SUMMARY

                      04/30/1994   05/31/1994  06/30/1994  07/31/1994   08/31/1994  09/30/1994  10/31/1994  11/30/1994  12/31/1994
                      05/31/1994   06/30/1994  07/31/1994  08/31/1994   09/30/1994  10/31/1994  11/30/1994  12/31/1994  01/31/1995
                      Sys Inv      Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv      Sys Inv     Sys Inv
                      Tot Return   Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return   Tot Return  Tot Return
                      ----------   ----------  ----------  ----------  ----------  ----------  ----------   ----------  ----------
Emerging Markets Funds

Average/Total           15169.18     14424.52    15280.65    16717.19    16909.57    16530.75    15717.78     14573.25    13170.26


                                        Source: Lipper Analytical Services, Inc,


                       Lipper Emerg Mkts growth $10,000

01/12/1999 SUMMARY

                      01/31/1995   02/28/1995  03/31/1995  04/30/1995   05/31/1995  06/30/1995  07/31/1995   08/31/1995  09/30/1995
                      02/28/1995   03/31/1995  04/30/1995  05/31/1995   06/30/1995  07/31/1995  08/31/1995   09/30/1995  10/31/1995
                      Sys Inv      Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv      Sys Inv     Sys Inv
                      Tot Return   Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return   Tot Return  Tot Return
                      ----------   ----------  ----------  ----------  ----------  ----------  ----------   ----------  ----------
Emerging Markets Funds

Average/Total           13113.58     13162.65    13559.57    14165.12    14196.34    14697.81    14343.77     14357.03    13712.42


                                        Source: Lipper Analytical Services, Inc,


                       Lipper Emerg Mkts growth $10,000

01/12/1999 SUMMARY

                      10/31/1995  11/30/1995  12/31/1995   01/31/1996   02/29/1996  03/31/1996  04/30/1996   05/31/1996  06/30/1996
                      11/30/1995  12/31/1995  01/31/1996   02/29/1996   03/31/1996  04/30/1996  05/31/1996   06/30/1996  07/31/1996
                      Sys Inv      Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv      Sys Inv     Sys Inv
                      Tot Return   Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return   Tot Return  Tot Return
                      ----------   ----------  ----------  ----------  ----------  ----------  ----------   ----------  ----------
Emerging Markets Funds

Average/Total           13467.78     13979.56    15391.52    15197.02    15262.52    15814.51    15920.64     15938.37    14974.68


                                        Source: Lipper Analytical Services, Inc,


                       Lipper Emerg Mkts growth $10,000

01/12/1999 SUMMARY

                      07/31/1996   08/31/1996  09/30/1996  10/31/1996  11/30/1996  12/31/1996   01/31/1997   02/28/1997  03/31/1997
                      08/31/1996   09/30/1996  10/31/1996  11/30/1996  12/31/1996  01/31/1997   02/28/1997   03/31/1997  04/30/1997
                      Sys Inv      Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv      Sys Inv      Sys Inv     Sys Inv
                      Tot Return   Tot Return  Tot Return  Tot Return  Tot Return  Tot Return   Tot Return   Tot Return  Tot Return
                      ----------   ----------  ----------  ----------  ----------  ----------   ----------   ----------  ----------
Emerging Markets Funds

Average/Total           15426.63     15609.46    15191.11    15628.45    15814.98    16944.61    17594.47     16960.72    16838.31


                                        Source: Lipper Analytical Services, Inc,

                       Lipper Emerg Mkts growth $10,000

01/12/1999 SUMMARY

                      04/30/1997   05/31/1997  06/30/1997  07/31/1997   08/31/1997  09/30/1997  10/31/1997  11/30/1997  12/31/1997
                      05/31/1997   06/30/1997  07/31/1997  08/31/1997   09/30/1997  10/31/1997  11/30/1997  12/31/1997  01/31/1998
                      Sys Inv      Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv      Sys Inv     Sys Inv
                      Tot Return   Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return   Tot Return  Tot Return
                      ----------   ----------  ----------  ----------  ----------  ----------  ----------   ----------  ----------
Emerging Markets Funds

Average/Total           17341.59     17922.09    18447.45    16156.64    16771.74    13848.22    13190.43     13297.36    12160.16


                                        Source: Lipper Analytical Services, Inc,


                       Lipper Emerg Mkts growth $10,000

01/12/1999 SUMMARY

                      01/31/1998   02/28/1998  03/31/1998  04/30/1998  05/31/1998  06/30/1998  07/31/1998  08/31/1998   09/30/1998
                      02/28/1998   03/31/1998  04/30/1998  05/31/1998  06/30/1998  07/31/1998  08/31/1998  09/30/1998   10/31/1998
                      Sys Inv      Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv      Sys Inv     Sys Inv
                      Tot Return   Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return   Tot Return  Tot Return
                      ----------   ----------  ----------  ----------  ----------  ----------  ----------   ----------  ----------
Emerging Markets Funds

Average/Total           13288.30     13763.63    13881.30    12053.34    10967.42    11261.67     8003.58      8309.40     9109.88


                                        Source: Lipper Analytical Services, Inc,


                       Lipper Emerg Mkts growth $10,000

01/12/1999 SUMMARY

                      10/31/1998   11/30/1998
                      11/30/1998   12/31/1998
                      Sys Inv      Sys Inv
                      Tot Return   Tot Return
                      ----------   ----------
Emerging Markets Funds

Average/Total            9702.50      9573.32


                                        Source: Lipper Analytical Services, Inc,


/1/ The Morgan Stanley Capital International Emerging Markets Free Index is an unmanaged, capitalization-weighted composite index that covers individual securities within the equity markets of approximately 25 emerging markets countries.

/2/ The IFC Global Composite Index comprises more than 1,200 individual stocks from 33 developing countries in Asia, Latin America, the Middle East, Africa and Europe.

/3/  The Lipper Emerging Markets Funds Average universe consists of five funds.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                             Emerging Markets Fund

                             Portfolio Highlights


--------------------------------------------------------------------------------
TOP TEN HOLDINGS
--------------------------------------------------------------------------------
                     (as a percentage of total net assets)

Telec Brasileiras--Telebras Receipts....................................... 3.8%
Liberty Life Asscociation of Africa Ltd.................................... 2.3%
National Bank of Greece.................................................... 2.0%
Barlow, Ltd................................................................ 2.0%
Alpha Credit Bank.......................................................... 2.0%
Mahanager Telephone Nigam, Ltd............................................. 1.6%
Synnex Technology International Corporation................................ 1.6%
Pusan City Gas Company Ltd................................................. 1.5%
Hon Hai Precision Industry................................................. 1.5%
Housing Development and Finance Corporation................................ 1.4%

--------------------------------------------------------------------------------
TOP FIVE COUNTRIES
--------------------------------------------------------------------------------
                     (as a percentage of total net assets)

South Africa...............................................................13.6%
Brazil.....................................................................13.3%
Greece..................................................................... 8.2%
India...................................................................... 7.4%
Taiwan..................................................................... 6.7%

Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities.

There are risks associated with investing in funds of this type that invest in securities of foreign countries, such as erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

amount of currency reserves defending the value of the real. By the fourth quarter, even the promise of emergency International Monetary Fund (IMF) funding and the passage of key reforms could not counteract the recessionary impact of high rates. The Brazilian Congress's failure to implement a key piece of fiscal reform legislation also dampened confidence in the market. As a result, while many other emerging markets experienced strong recoveries in the fourth quarter, and some registered double- or even triple-digit gains, the Brazilian bolsa returned less than 1%.


Q: WERE THERE POSITIONS IN THE FUND THAT PERFORMED PARTICULARLY WELL OVER THE PERIOD?

A: We were very encouraged by the performance of our positions in Greece and Israel and satisfied with Turkey. In the fourth quarter, these markets rebounded, and a couple of stocks performed particularly well for us over the period: National Bank of Greece (2% of assets as of 12/31/98) and Turkey's Sabanci Holding (0.2% of assets as of 12/31/98). In spite of the strong run-up in these markets, we still like Greece in particular. We anticipate that interest rates will continue to drop and fiscal discipline will be strict as Greece attempts to meet the criteria for entry into the club of euro currencies in 2001.


Q: GIVEN THE GOOD RETURNS IN DEVELOPED MARKETS IN 1998, WHY SHOULD INVESTORS CONSIDER BUYING INTO OR INCREASING THEIR ALLOCATIONS IN AN EMERGING MARKETS PORTFOLIO?

A: The fate of the emerging markets over the past year amply demonstrates that neither good nor bad returns are guaranteed forever. Investors in emerging Asia suffered very poor returns for most of the year, but the recovery in the fourth quarter demonstrated how rapidly this situation can turn around. Indeed, in the fourth quarter the benchmark MSCI All-Country Asia Free (ex-Japan) Index returned 34.3%, beating the S&P 500 which returned 21.3% and the benchmark for the developed international markets, the MSCI EAFE Index, which returned 20.7%. Looking forward, U.S. corporate earnings growth is generally anticipated to slow in 1999, whereas many emerging markets economies--and therefore companies--are in a recovery mode. This suggests that these markets could outperform into the New Year and at the very least should continue to play a part in a well- diversified portfolio.

                            ----------------------
                             THE MONTGOMERY FUNDS
                            ----------------------
                             Emerging Markets Fund

                                  Investments


PORTFOLIO INVESTMENTS

December 31, 1998 (Unaudited)

COMMON STOCKS - 89.2%
     Shares                                                      Value (Note 1)
ARGENTINA - 3.2%
     918,375   Cresud S.A.+ (Real Estate).......................  $  1,103,081
     270,642   Inversiones y Representaciones (Real Estate).....       742,253
      49,412   Inversiones y Representaciones, GDR
               (Real Estate)....................................     1,374,271
     150,949   Telefonica de Argentina, Sponsored ADR
               (Telephone/Networks).............................     4,217,138
     113,700   Y.P.F. Sociedad Anonima, ADS (Oil)...............     3,176,494
                                                                    ----------
                                                                    10,613,237

BRAZIL - 5.8%
 156,500,000   Centrais Geradoras do Sul do Brasil S.A.-
               Gerasul+ (Electric Utilities)....................     2,694,144
  19,103,000   Cia Saneamento Basico Estado
               (Water Utilities)................................     1,446,658
      38,730   Electrobras, GDS*** (Electric Utilities).........     1,781,580
      10,300   Souza Cruz S.A. (Tobacco)........................        66,493
 286,530,000   Telec Brasileiras-Telebras, Receipts
               (Holding)........................................    12,805,810
   4,556,835   Telecommunicacoes de Ceara**
               (Telephone/Regional-Local).......................       663,772
   1,166,225   Telecommunicacoes de Sao Paulo S.A.- Telesp
               (Telephone/Regional-Local).......................       100,383
   1,166,225   Telesp Celular S.A.+
               (Telephone/Regional-Local).......................        26,302
                                                                    ----------
                                                                    19,585,142

CHILE - 2.4%
      81,674   Compania de Telefonos de Chile S.A., ADR
               (Telephone/Networks).............................     1,689,631
      42,900   Distribucion y Servicio S.A., ADR
               (Food and Beverage)..............................       493,350
     137,800   Enersis S.A., ADR (Electric Utilities)............    3,556,963
      65,416   Sociedad Quimica y Minera de Chile, ADR
               (Chemicals)......................................     2,203,702
                                                                    ----------
                                                                     7,943,646

CHINA/HONG KONG - 3.5%
   2,350,000   Anhui Conch Cement Company, Ltd.+
               (Cement).........................................       260,854
     168,000   Cheung Kong (Holdings) Ltd. (Real Estate)........     1,208,891
     135,000   China Telecom Ltd., ADR+
               (Telephone/Wireless).............................     4,691,250
      50,000   HSBC Holdings (Banks)............................     1,245,547
   1,020,000   Shanghai Industrial Holdings Ltd.
               (Conglomerates)..................................     2,060,380
     774,000   Yanzhou Coal Mining Company Ltd.+ (Coal).........       129,872
     273,000   Yanzhou Coal Mining Company Ltd., ADR+
               (Coal)...........................................     2,064,563
                                                                    ----------
                                                                    11,661,357
Shares                                                            Value (Note 1)


CZECH REPUBLIC - 2.5%
       4,120   Ceske Radiokomunikace, GDR+
               (Broadcasting/Advertising).......................  $    132,870
      99,900   Ceske Radiokomunikace, GDR
               (Broadcasting/Advertising).......................     3,221,775
     342,500   The Czech Value Fund**+ (Mutual Funds)...........     1,840,938
     643,603   Vseobecny I.E. (Mutual Funds)....................     1,415,101
     240,068   Vynosovy I.E.+ (Mutual Funds)....................     1,671,499
                                                                    ----------
                                                                     8,282,183

EGYPT - 3.4%
     102,000   Al-Ahram Beverages Company, GDR***
               (Food and Beverage)..............................     2,945,250
      31,385   Al-Ahram Pyramid Beverages Company
               (Food and Beverage)..............................     1,794,743
      91,723   Amreya Cement (Cement)...........................     1,371,810
     633,333   Egyptian Mobile Phone Network+
               (Telephone/Networks).............................     3,853,859
      89,860   Tourah Portland Cement Company (Cement)..........     1,528,411
                                                                    ----------
                                                                    11,494,073

GREECE - 8.2%
      64,444   Alpha Credit Bank (Banks)........................     6,728,075
      33,600   Commercial Bank of Greece S.A. (Banks)...........     3,306,217
     104,688   Hellenic Telecommunication Organization
               S.A. (Telephone/Networks) .......................     2,786,643
     125,000   Heracles General Cement S.A. (Cement)............     3,394,312
      30,062   National Bank of Greece (Banks)..................     6,766,850
     140,000   STET Hellas Telecommunications S.A., ADR+
               (Telecommunications/Other).......................     4,471,250
                                                                    ----------
                                                                    27,453,347

HUNGARY - 2.6%
     101,220   Borsodehem Rt.+ (Chemicals)......................     2,633,305
      65,000   EGIS Rt.+ (Pharmacy/Drugs).......................     1,479,640
     125,000   Mol Magyar Olaj-es Gazipari Rt. (Oil)............     3,429,073
      78,000   Zalakeramia Rt.+ (Building Materials)............       945,762
      81,700   Zalakeramia Rt., GDR***
               (Building Materials).............................       212,420
                                                                    ----------
                                                                     8,700,200

INDIA - 7.4%
      20,500   Bajaj Auro, Ltd.** (Auto/Auto Parts).............       251,604
         100   Bharat Petroleum Corporation Ltd.** (Oil)........           549
     174,500   BSES Ltd.** (Electric Utilities).................       580,982
     240,000   BSES Ltd., GDR (Electric Utilities)..............     3,060,000
         210   Castrol (India) Ltd.** (Chemicals)...............         3,751
         200   Cummins India Ltd.**+ (Machinery and Tools)......         1,448
     -13,000   Dr. Reddy's Laboratories Ltd.**
               (Pharmacy/Drugs).................................       148,611

The accompanying notes are an integral part of these financial statements.

                            ----------------------
                             THE MONTGOMERY FUNDS
                            ----------------------
                             Emerging Markets Fund

                                  Investments

COMMON STOCKS - CONTINUED
     Shares                                                  Value (Note 1)
INDIA - CONTINUED
     107,300   Dr. Reddy's Laboratories Ltd., GDR
               (Pharmacy/Drugs)............................... $ 1,233,950
     350,000   Hindustan Petroleum Corporation Ltd.**
               (Oil)..........................................   1,937,485
      93,398   Housing Development and Finance
               Corporation** (Banks)..........................   4,790,853
         240   Indian Hotels Company Ltd.** (Lodging).........       2,026
      19,203   ITC Ltd.**+ (Tobacco)..........................     339,116
     180,000   ITC Ltd., GDR (Tobacco)........................   4,009,500
   1,270,000   Mahanagar Telephone Nigam, Ltd.**
               (Telecommunications/Other).....................   5,478,313
         150   State Bank of India** (Banks)..................         555
          10   Tata Engineering & Locomotive Company,
               Ltd.** (Auto/Auto Parts).......................          38
     120,000   Videsh Sanchar Nigam Ltd., GDR
               (Telephone/Long Distance)......................   1,470,000
     130,000   Videsh Sanchar Nigam Ltd.,GDR
               (Telephone/Long Distance)......................   1,592,500
                                                                 ---------
                                                                24,901,281

ISRAEL - 2.9%
   2,250,000   Bank Leumi Le-Israel (Banks)...................   3,177,997
      74,300   ECI Telecom Ltd., ADR
               (Telecommunications Equipment).................   2,630,684
      58,200   Formula Systems Ltd., ADR+
               (Software Systems).............................   1,471,369
     632,332   Makhteshim-Agan Industries Ltd.
               (Chemicals)....................................   1,367,040
     486,256   Supersol Ltd. (Retail Trade)...................   1,206,588
                                                                 ---------
                                                                 9,853,678

KAZAKHSTAN - 0.3%
     240,806   Central Asia Growth Fund** (Mutual Funds)......     722,421
      42,285   Kazkommerts Bank, GDR** (Banks)................     147,998
                                                                   -------
                                                                   870,419

KOREA - 4.5%
     402,830   Hanjin Heavy Industries
               (Heavy Construction)...........................   3,080,662
       1,300   Korea Telecom Corporation+
               (Telephone/Wireless)...........................      41,064
      22,170   Pohang Iron & Steel Company Ltd.+ (Steel)......   1,426,399
      40,000   Pohang Iron & Steel Company Ltd., ADS
               (Steel)........................................     675,000
     184,000   Pusan City Gas Company Ltd. (Gas Utilities)....   5,047,382
          56   Samsung Electronics Ltd., GDR+
               (Semiconductor)................................       2,170
      80,000   Sindo Ricoh Company
               (Computers and Office Equipment)...............   2,866,168
      79,230   Youngone Corporation (Apparel and Textiles)....   2,127,289
                                                                 ---------
                                                                15,266,134

MALAYSIA - 1.1%
   1,666,000   Berjaya Sports Toto Berhad** (Leisure Time).... $ 1,573,350
   3,820,000   YTL Power International Berhad**
               (Electric Utilities)...........................   2,278,549
                                                                 ---------
                                                                 3,853,899

Shares                                                       Value (Note 1)

MEXICO - 4.6%
   1,287,952   Corporacion Interamericana Entertainment
               S.A., Series B+ (Entertainment)................ $ 3,510,823
      35,600   Fomento Economico Mexicano, S.A.de C.V.,
               ADR (Food and Beverage)........................     947,850
     308,000   Grupo Financiero Banamex Accival S.A.
               de C.V., Series B--Banacci+ (Banks)............     404,240
   1,000,600   Grupo Herdez S.A., Series B+
               (Food and Beverage)............................     272,753
     144,100   Grupo Industrial Maseca S.A. de C.V.,
               Class B, ADR (Agricultural Commodities)........   1,792,244
     263,000   Grupo Mexico S.A., Series B
               (Metals and Mining)............................     584,149
     466,600   Grupo Radio Central S.A. de C.V., ADR
               (Broadcasting/Advertising).....................   2,507,975
     331,200   Industrias Penoles CPO (Metals and Mining).....   1,003,130
           1   Interamericana Entrenamiento Corporation,
               Series L (Entertainment).......................           2
     258,000   San Luis Corporacion S.A. de C.V.
               (Auto/Auto Parts)..............................     372,478
      84,800   Telefonos de Mexico S.A., ADR
               (Telephone/Networks)...........................   4,128,700
                                                                 ---------
                                                                15,524,344

MOROCCO - 0.0%#
           2   Banque Marocaine du Commerce Exterieur,
               GDR*** (Banks).................................          47


PAKISTAN - 1.1%
         278   Engro Chemicals Pakistan** (Chemicals).........         503
   3,249,800   Fauji Fertilizer Company Ltd.**
               (Agricultural Commodities).....................   2,991,776
     453,866   Pakistan State Oil** (Oil).....................     714,779
                                                                   -------
                                                                 3,707,058

PERU - 1.6%
      18,500   Compania de Minas Buenaventura S.A.,
               ADR (Metals and Mining)........................     240,500
     119,400   Credicorp Ltd. (Banks).........................   1,074,600
   1,592,017   Ferreyros Enrique S.A. (Machinery and Tools)...   1,437,202
      62,338   Ferreyros Enrique S.A., ADS***
               (Machinery and Tools)..........................   1,098,702
     111,700   Telefonica del Peru S.A., ADR
               (Telephone/Networks)...........................   1,417,194
                                                                 ---------
                                                                 5,268,198

PHILIPPINES - 4.05%
   5,300,000   Ayala Corporation (Conglomerates)..............   1,873,393
   5,230,000   Ayala Land, Inc. (Real Estate).................   1,478,920
     500,000   Bank of Philippine Islands (Banks).............   1,060,411
   5,894,000   Benpres Holdings, GDR*** (Holding).............     954,555
      78,038   Keppel Philippines Holdings, Inc.,
               Class B**+ (Shipping)..........................       1,505
   1,439,000   Manila Electric Company, Series B
               (Electric Utilities)...........................   4,624,036
     126,837   Philippine Long Distance Telephone, ADR
               (Telephone/Long Distance)......................   3,289,835
                                                                 ---------
                                                                13,282,655

     The accompanying notes are an integral part of these financial statements.

                             ---------------------
                             THE  MONTGOMERY FUNDS
                             ---------------------
                             Emerging Market Fund

                                  Investments

COMMON STOCKS - CONTINUED
 Shares                                                           Value (Note 1)
POLAND - 1.3%
    130,000    Bank Handlowy W Warszawie, GDR*** (Banks)....... $     1,683,500
     85,500    Prokom Software, GDR*** (Business Services).....       1,611,675
    186,000    Telekomunikacja Polska S.A., GDR***+
               (Telephone/Long Distance).......................         948,600
                                                                        -------
                                                                      4,243,775


PORTUGAL - 3.2%
     81,050    Brisa-Auto Estradas+ (Auto/Auto Parts)..........       4,773,095
     71,300    Cia de Segros Tranquilidade (Insurance).........       2,276,603
     79,150    Sonae Investimentos (Retail Trade)..............       3,849,550
                                                                     ----------
                                                                     10,899,248

ROMANIA - 0.1%
  2,300,000    Oltchim S.A. (Chemicals)........................         105,018
    168,811    Romania Growth Fund PLC**+ (Mutual Funds).......         317,365
                                                                        -------
                                                                        422,383

RUSSIA - 0.7%
  5,100,000    Bashkirenergo**+ (Electric Utilities)...........         102,000
     23,583    Global Telesystems Group Inc., ADR
               (Telephone/Networks)............................       1,313,278
    116,000    Irkutskenergo, Sponsored ADR**
               (Electric Utilities)............................         174,000
     86,825    Krasnoyarskelectrosvyaz, ADR**
               (Electric Utilities)............................          52,095
     99,800    Krasny Oktyabr** (Food and Beverage)............         129,740
     20,550    LukOil Company, ADR** (Oil).....................         349,350
    331,775    Murmansk Electrosvyaz, ADR**
               (Telecommunications/Other)......................          33,509
    114,425    Nizhnovsvyazinform, Sponsored ADR**
               (Telephone/Regional-Local)......................          34,328
    474,375    Orenburg Region Electrosvyaz, ADR**+
               (Telecommunications/Other)......................          23,719
     24,725    Uraltelecom, ADR**+ (Telephone/Networks)........          86,338
                                                                      ---------
                                                                      2,298,557

Shares                                                           Value (Note 1)

SOUTH AFRICA - 13.6%
    385,000    Anglo American Investment Trust Ltd.
               (Holding).......................................       4,591,697
     90,300    AngloGold Ltd. (Metals and Mining)..............       3,513,732
          1    B.O.E. Corporation Ltd. (Holding)...............               1
  5,696,794    B.O.E. Corporation Ltd., "N" Shares (Holding)...       3,239,975
  1,762,453    Barlow, Ltd. (Conglomerates)....................       6,762,266
 23,194,800    Consolidated African Mining Company+
               (Metals and Mining).............................       3,150,264
         63    Iscor Ltd. (Steel)..............................              11
     46,000    Liberty Holdings Ltd. (Holding).................       1,607,198
    572,506    Liberty Life Association of Africa Ltd.
               (Insurance).....................................       7,872,838
  1,427,100    Molope Foods Ltd.+ (Holding)....................       1,278,036
    666,300    Molope Group Ltd,. "N" Shares+ (Holding)                 528,832
    593,500    Nasionale Pers Beperk (Holding).................       2,317,474
     32,000    Pepsi International Bottlers**+
               (Food and Beverage).............................         544,000
  1,183,936    Sasol, Ltd. (Oil)...............................       4,472,234
  1,391,900    Smith (C.G.) Ltd. ORD+ (Conglomerates)..........       3,154,682
  1,255,361    Wooltru Ltd. (Retail Trade).....................       1,579,258
    860,990    Wooltru Ltd., "N" Shares (Retail Trade).........       1,052,439
                                                                      ---------
                                                                     45,664,937
TAIWAN - 6.7%
  1,306,000    Compal Electronic Inc.+
               (Computers and Office Equipment)................       4,256,052
    910,000    Hon Hai Precision Industry (Electronics)........
       5,027,312
  3,412,500    Kindom Construction (Real Estate)...............       3,283,287
  1,197,250    Synnex Technology International Corporation
               (Computers and Office Equipment)................       5,313,679
  2,045,109    Taiwan Semiconductor Company+
               (Semiconductor).................................       4,506,603
                                                                      ---------
                                                                     22,386,933

THAILAND - 3.2%
    323,500    BEC World Public Company Ltd. (F)
               (Entertainment).................................       1,779,917
  6,604,800    Industrial Finance of Thailand
               (Securities Brokerage)..........................       2,725,502
    640,400    Krung Thai Bank Public Company Ltd.+
               (Banks).........................................         347,948
    326,000    Krung Thai Bank Public Company Ltd. (F)+
               (Banks).........................................         177,125
     40,000    PTT Exploration and Production Public
               Company Ltd. (F) (Oil)..........................         281,706
    276,200    PTT Exploration and Production Public Company          1,945,177
               Ltd. (F) (Oil)..................................
  2,000,000    Thai Farmers Bank Public Company Ltd.
               (F) (Banks).....................................       3,521,321
                                                                      ---------
                                                                     10,778,696

TURKEY - 1.3%
 38,587,500    Haci Omer Sabanci Holding A.S.+ (Holding).......         593,259
  2,565,000    Migros Turk T.A.S. (Retail Trade)...............       2,561,260
 98,818,041    Yapi Ve Kredi Bankasi A.S. (Banks)..............       1,143,365
                                                                      ---------
                                                                      4,297,884

UKRAINE - 0.0%#
    721,000    Ukraine Enterprise Corporation
               (Mutual Funds)..................................          82,370

VIETNAM - 0.0%#
     37,064    The Vietnam Frontier Fund, ORD
               (Mutual Funds)..................................         111,192

VENEZUELA -0.0%#
          3    Electricidad de Caracas (Electric Utilities)....               1

TOTAL COMMON STOCKS
(Cost $399,824,086)............................................     299,446,874
                                                                    -----------

  The accompanying notes are an integral part of these financial statements.

                             ---------------------
                             THE MONTGOMERY FUNDS
                             ---------------------
                             Emerging Markets Fund

                                  Investments

PREFERRED STOCKS - 9.7%
  Shares                                                        Value (Note 1)
BRAZIL - 7.5%
 96,200,000    Banco do Estado de Sao Paulo S.A.-
               Banespa (Banks)..............................  $    3,980,963
 97,320,000    Centrais Geradoras do Sul do Brasil S.A.-
               Gerasul+ (Electric Utilities)................         120,819
419,383,000    Cia Paranaense de Energi (Electric Utilities)       3,021,206
 97,320,000    Eletrobras, "B" (Electric Utilties)..........       1,868,673
  6,288,000    Itausa Investimentos Itau (Holding)..........       3,486,828
     50,500    Kepler Weber S.A. **+ (Machinery and Tools)..          78,994
 61,972,000    Renner Participacoes S.A. (Retail Trade).....          43,597
 64,389,988    Telec de Minas Gerais S.A.
               (Telephone/Regional-Local)...................       1,881,206
      5,422    Teleceara Celular S.A., Series B**+
               (Telephone/Wireless).........................             292
  4,556,835    Teleceara Celular S.A., Series D**+
               (Telephone/Wireless).........................         101,829
     44,511    Telecomunicacoes Brasileiras S.A.-Telebras,
               ADR (Holding)................................       3,235,393
      5,422    Telecomunicacoes de Ceara**
               (Telecommunications Equipment)...............             449
 66,859,988    Telemig Celular S.A., Series C+
               (Telephone/Wireless).........................       1,311,468
 55,126,736    Telerj Celular S.A., Series B
               (Telecommunications/Other)...................       1,300,320
 58,575,827    Telesp Celular S.A., Series B+
               (Telephone/Wireless).........................       2,574,282
    170,900    Vale do Rio Doce, "A" (Metals and Mining)           2,192,386
    487,888    Vale do Rio Doce, "B" (Metals and Mining)                   0
                                                                           -
                                                                  25,198,705

KOREA - 1.4%
    145,260    Samsung Electronics Ltd.+ (Electronics)......       4,781,626

PORTUGAL - 0.8%
    226,000    Lusomundo-SGPS, S.A.+ (Entertainment)               2,629,094

RUSSIA - 0.0%#
      6,000    Samarasvyazinform**+
               (Telephone/Regional-Local)...................          19,200
                                                                      ------

TOTAL PREFERRED STOCKS
(Cost $28,303,309)..........................................      32,628,625
                                                                  ----------

CONVERTIBLE BOND - 0.2%
(Cost $781,779)
Principal Amount
MEXICO - 0.2%
   $750,000    Alpha S.A.de C.V., 8,000% due 09/15/00***
               (Conglomerates)..............................         675,000
                                                                     -------

RIGHTS - 0.0%#
(Cost $0)

Shares                                                         Value (Note 1)

TAIWAN - 0.0%#
      2,612    Compal Electronics Inc., Rights,
               Expire 01/22/99+ (Electronics)...............  $        2,027
                                                                       -----

WARRANTS - 0.7%
(Cost $2,448,305)
PHILIPPINES - 0.7%
  5,000,000    Jollibee Food Company, Warrants,
               Expire 02/24/03+ (Food and Beverage).........       2,377,892
                                                                   ---------

TOTAL SECURITIES
(Cost $431,357,479).........................................     335,130,418

REPURCHASE AGREEMENT - 0.4%
(Cost $1,340,000)
Principal Amount
 $1,340,000    Agreement with Prudential Securities.
               Tri-Party, 5.150% dated 12/31/98, to be
               repurchased at $1,340,767 on 01/04/99,
               collateralized by $1,366,800 market value
               of U.S. government securities, having various
               maturities and various interest rates               1,340,000
                                                                   ---------

TOTAL INVESTMENTS -- 100.2%
(Cost $432,697,479*)........................................     336,470,418

OTHER ASSETS AND LIABILITIES -- (0.2%)
(Net).......................................................        (567,329)
                                                                    --------

NET ASSETS -- 100.0%........................................  $  335,903,089
                                                                 ===========

*    Aggregate cost for federal tax purposes.
** Illiquid security or special situation security (see note 7 to Financial Statements).
*** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
+    Non-income-producing security.
#    Amount represents less than 0.1%.

Abbreviations:
ADR  American Depositary Receipt
ADS  American Depositary Share
(F)  Foreign or Alien Shares
GDR  Global Depositary Receipt
GDS  Global Depositary Share
ORD  Ordinary

The accompanying notes are an integral part of these financial statements.

INVESTMENT REVIEW

Q: HOW DID THE FUND PERFORM DURING THE SIX MONTHS ENDED DECEMBER 31, 1998?

A: The Fund's performance over the second half of the year was very encouraging. A strong recovery in many of the Asian markets in the fourth quarter helped boost returns. As a result, the Fund gained 28.3% versus a return of 23.2% for its bench-mark, the Morgan Stanley Capital International (MSCI) All-Country Asia Free (ex-Japan) Index, for the six months ended December 31, 1998.


Q: DID THE COMPOSITION OF THE PORTFOLIO CHANGE IN RESPONSE TO THE RALLIES IN SOME ASIAN MARKETS DURING THE FOURTH QUARTER?

A: The composition of the portfolio changed over the last six months of the year, but we had already begun to reposition the portfolio in advance of the improvement in the Southeast Asian and Korean markets. As a result, we were able to participate in most of the gains, and this contributed to the Fund's outperformance against its benchmark.

Asian markets began the third quarter on a declining trend and were hurt further in August after the collapse of the Russian ruble, which prompted a general flight from any investments perceived to be risky. At this point we were maintaining a largely defensive strategy in the portfolio. By the end of the third quarter, however, we recognized a shift in the region's fortunes. In view of this, we began to build our positions in the markets that we felt had the best recovery prospects, such as Thailand, and reduce our holdings in less attractive markets, such as India, Taiwan and Hong Kong.

A more encouraging macroeconomic picture had begun to emerge in the Southeast Asian countries and Korea. The yen stabilized against the dollar, helping stave off worries of a further round of competitive currency devaluations. Moreover, these countries were recording current account surpluses. A strong U.S. economy helped drive export growth, whereas imports declined due to a collapse in domestic demand. The consequent rise in foreign exchange reserves and reduced pressure on local currencies allowed monetary authorities to reduce interest rates without fear of further currency devaluation. Three consecutive U.S. interest rate cuts also helped underpin regional rate reductions, which in turn have laid the foundation for a recovery in domestic demand.


Q: WHAT MARKETS AND SECTORS CONTRIBUTED MOST TO THE FUND'S PERFORMANCE?

A: The markets that we felt to be the best recovery plays were Thailand, Korea, Singapore and the Philippines. With the exception of Indonesia, where we felt the political risks outweighed the investment rewards, these four markets proved to be the best performing in the region. We increased our allocation to domestically oriented companies that were likely to survive the economic downturn, were restructuring or would benefit from falling interest rates in these markets. This helped boost the Fund's relative performance. Two of the best examples of companies we invested in which fit these criteria are Thai Farmers Bank (3.2% of assets as of 12/31/98) and Korean Air (1.7% of assets as of 12/31/98). Although Thai Farmers


                             ---------------------
                             THE MONTGOMERY FUNDS
                             ---------------------
                              Emerging Asia Fund

                            Portfolio Highlights

                                  (Unaudited)

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------
Frank Chiang.................................................. Portfolio Manager


--------------------------------------------------------------------------------
FUND PERFORMANCE
--------------------------------------------------------------------------------
Average annual total returns for the period ended 12/31/98
--------------------------------------------------------------------------------
 MONTGOMERY EMERGING ASIA FUND

Since inception (9/30/96).............................................  (12.51)%

One year..............................................................  (14.72)%

--------------------------------------------------------------------------------
MSCI ALL-COUNTRY ASIA FREE
 (EX-JAPAN) INDEX

Since 9/30/96.........................................................  (22.50)%

One year..............................................................   (7.79)%

--------------------------------------------------------------------------------
Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares when redeemed, may be worth more or less than their original cost.

                         GROWTH OF A 10,000 INVESTMENT

                         FIRST DATA INVESTOR SERVICES
                       MUTUAL FUND HYPOTHETICAL ANALYSIS


MONTGOMERY EMERGING ASIA(R)
Initial Investment:      $10,000        Period:  09/30/96 - 12/98
This is a no load fund.

                                             Growth of                Value of                 Growth of
                                             Initial                  Reinvested               Investment with
     Date                Nav                 Investment               Distribution             Distributions Reinvested
     09/30/96         12.00                       $10,000                 $  0                      $10,000
     09/96            12.00                       $10,000                 $  0                      $10,000
     10/96            12.17                       $10,142                 $  0                      $10,142
     11/96            14.10                       $11,750                 $  0                      $11,750
     12/96            14.50                       $12,083                 $ 23                      $12,106
     01/97            15.34                       $12,783                 $ 24                      $12,807
     02/97            15.78                       $13,150                 $ 25                      $13,175
     03/97            15.90                       $13,250                 $ 25                      $13,275
     04/97            16.14                       $13,450                 $ 25                      $13,475
     05/97            17.37                       $14,475                 $ 27                      $14,502
     06/97            18.90                       $15,750                 $ 30                      $15,780
     07/97            19.47                       $16,225                 $ 31                      $16,256
     08/97            17.88                       $14,900                 $ 28                      $14,928
     09/97            16.81                       $14,008                 $ 27                      $14,035
     10/97            11.72                       $ 9,767                 $ 18                      $ 9,785
     11/97            10.77                       $ 8,975                 $ 17                      $ 8,992
     12/97             9.30                       $ 7,750                 $930                      $ 8,680
     01/98             7.64                       $ 6,367                 $763                      $ 7,130
     02/98             9.66                       $ 8,050                 $965                      $ 9,015
     03/98             9.32                       $ 7,767                 $931                      $ 8,698
     04/98             8.23                       $ 6,858                 $823                      $ 7,681
     05/98             7.11                       $ 5,925                 $711                      $ 6,636
     06/98             6.18                       $ 5,150                 $618                      $ 5,768
     07/98             5.75                       $ 4,792                 $574                      $ 5,366
     08/98             4.91                       $ 4,092                 $490                      $ 4,582
     09/98             5.90                       $ 4,917                 $589                      $ 5,506
     10/98             7.57                       $ 6,308                 $757                      $ 7,065
     11/98             8.06                       $ 6,717                 $805                      $ 7,522
     12/98             7.93                       $ 6,608                 $794                      $ 7,402

Prepared by the Performance Measurements and Analytics Department.

                     MSCI AC Asia ex-Japan growth $10,000

01/12/1999

                            09/30/1996  10/31/1996  11/30/1996  12/31/1996  01/31/1997  02/28/1997 03/31/1997 04/30/1997
                            10/31/1996  11/30/1996  12/31/1996  01/31/1997  02/28/1997  03/31/1997 04/30/1997 01/31/1997
Fund                   Inv  Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv    Sys Inv    Sys Inv
Name                   Obj  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return Tot Return Tot Return
----------------       ---  ----------- ----------- ----------  ----------  ----------- ---------- ---------- ------------
Securities Indices

MSCI AC Asia Fr-Ja IX GD XI     9810.40    10273.81   10238.21    10449.83     10539.17    9943.77    9795.14     10238.27

                                        Source: Lipper Analytical Services, Inc.

                     MSCI AC Asia ex-Japan growth $10,000

01/12/1999

                            05/31/1997  06/30/1997  07/31/1997  08/31/1997  09/30/1997  10/31/1997 11/30/1997 12/31/1997  01/31/1998
                            06/30/1997  07/31/1997  08/31/1997  09/30/1997  10/31/1997  11/30/1997 12/31/1997 01/31/1998  02/28/1998
                            Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv    Sys Inv    Sys Inv     Sys Inv
                            Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return Tot Return Tot Return  Tot Return
                            ----------- ----------- ----------  ----------  ----------- ---------- ---------- ----------  ----------
Securities Indices

MSCI AC Asia Fr-Ja IX GD       10612.98   10701.75     8803.84     8764.44     6815.87     6348.51    6111.60    5583.20     6767.04

                                        Source: Lipper Analytical Services, Inc.

                     MSCI AC Asia ex-Japan growth $10,000

01/12/1999

                            02/28/1998  03/31/1998  04/30/1998  05/31/1998  06/30/1998  07/31/1998 08/31/1998 09/30/1998  10/31/1998
                            03/31/1998  04/30/1998  05/31/1998  06/30/1998  07/31/1998  08/31/1998 09/30/1998 10/31/1998  11/30/1998
                            Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv    Sys Inv    Sys Inv     Sys Inv
                            Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return Tot Return Tot Return  Tot Return
                            ----------- ----------- ----------  ----------  ----------- ---------- ---------- ----------  ----------
Securities Indices

MSCI AC Asia Fr-Ja IX GD       6667.43     6083.05     5154.73     4576.20     4460.09     3817.86    4196.41    5108.64    5521.02

                                        Source: Lipper Analytical Services, Inc.

                     MSCI AC Asia ex-Japan growth $10,000

01/12/1999

                              11/30/1998
                              12/31/1998
                              Sys Inv
                              Tot Return
                              ----------

Securities Indices

MSCI AC Asia FR-JA IX GD         5635.80

                                        Source: Lipper Analytical Services, Inc.

                   Lipper Pacific ex-Japan growth $10,000

01/12/1999 SUMMARY

                             09/30/1996    10/31/1996  11/30/1996   12/31/1996   01/31/1997   02/28/1997  03/31/1997  04/30/1997
                             10/31/1996    11/30/1996  12/31/1996   01/31/1997   02/28/1997   03/31/1997  04/30/1997  05/31/1997
Fund                    Inv  Sys Inv       Sys Inv     Sys Inv      Sys Inv      Sys Inv      Sys Inv     Sys Inv     Sys Inv
Name                    Obj  Tot Return    Tot Return  Tot Return   Tot Return   Tot Return   Tot Return  Tot Return  Tot Return
-----------------       ---  -----------   ----------- ----------   ----------   -----------  ----------  ----------  ----------
Pacific Ex Japan Funds

Average/Total                   9857.86      10353.55    10437.75     10581.45     10668.58     10168.77    10012.89    10619.62

                                        Source: Lipper Analytical Services, Inc.


                   Lipper Pacific ex-Japan growth $10,000

 01/12/1999 SUMMARY

                            05/31/1997  06/30/1997  07/31/1997  08/31/1997  09/30/1997  10/31/1997 11/30/1997 12/31/1997 01/31/1998
                            06/30/1997  07/31/1997  08/31/1997  09/30/1997  10/31/1997  11/30/1997 12/31/1997 01/31/1998 02/28/1998
                            Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv    Sys Inv    Sys Inv    Sys Inv
                            Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return Tot Return Tot Return Tot Return
                            ----------- ----------- ----------  ----------  ----------- ---------- ---------- ---------- ----------
Pacific Ex Japan Funds

Average/Total                  10954.03    11115.05     9464.78     9393.41     7364.74     6950.66    6753.05    6111.33   7083.27


                                        Source: Lipper Analytical Services, Inc.


                   Lipper Pacific ex-Japan growth $10,000

01/12/1999 SUMMARY

                            02/28/1998  03/31/1998  04/30/1998  05/31/1998  06/30/1998  07/31/1998 08/31/1998 09/30/1998  10/31/1998
                            03/31/1998  04/30/1998  05/31/1998  06/30/1998  07/31/1998  08/31/1998 09/30/1998 10/31/1998  11/30/1998
                            Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv    Sys Inv    Sys Inv     Sys Inv
                            Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return Tot Return Tot Return  Tot Return
                            ----------- ----------- ----------  ----------  ----------- ---------- ---------- ----------  ----------
Pacific Ex Japan Funds

Average/Total                  6997.09     6596.57     5024.48     5204.71     5096.83     4453.09    4884.74    5635.50     5978.12

                                        Source: Lipper Analytical Services, Inc.


                   Lipper Pacific ex-Japan growth $10,000

01/12/1999 SUMMARY

                            11/30/1998
                            12/31/1998
                            Sys Inv
                            Tot Return
                            -----------
Pacific Ex Japan Funds

Average/Total                  6057.64

                                        Source: Lipper Analytical Services, Inc.

                              --------------------
                              THE MONTGOMERY FUNDS
                              --------------------
                               Emerging Asia Fund

                                  Investments

--------------------------------------------------------------------------------
TOP TEN HOLDINGS
--------------------------------------------------------------------------------
                     (as a percentage of total net assets)

HSBC Holdings.............................................................. 5.2%
Manila Electric Company, Class B........................................... 4.7%
China Resources Enterprises Ltd............................................ 4.5%
Cheung Kong Holdings....................................................... 4.2%
SK Corporation............................................................. 4.0%
Industrial Finance of Thailand............................................. 3.5%
Thai Farmers Bank.......................................................... 3.2%
Singapore Press Holdings Ltd............................................... 3.2%
WEBS-Singapore Equity...................................................... 3.1%
China Shipping Development Company, Ltd.................................... 3.0%

--------------------------------------------------------------------------------
TOP FIVE COUNTRIES
--------------------------------------------------------------------------------
                     (as a percentage of total net assets)

China/Hong Kong........................................................... 37.1%
Thailand.................................................................. 13.8%
Philippines............................................................... 13.2%
Singapore................................................................. 11.5%
Korea..................................................................... 10.3%

Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities.

Please be aware that foreign investing--particularly in a single geographic area such as the Asia Pacific region--involves certain risks, including currency fluctuations and political and economic instability.


PORTFOLIO INVESTMENTS

December 31, 1998 (Unaudited)

COMMON STOCKS - 98.8%
     Shares                                                       Value (Note 1)
CHINA/HONG KONG - 37.1%
     5,000,000  Anhui Conch Cement Company Ltd.+
                (Cement)............................................ $   555,011
     4,625,000  Benefun International Holdings Ltd.+
                (Apparel and Textiles)..............................     143,270
       200,000  Cheung Kong Holdings (Real Estate)..................   1,439,155
     2,200,000  China Resources Beijing Land
                (Conglomerates).....................................     548,041
     1,000,000  China Resources Enterprises Ltd. (Holding)..........   1,561,774

CHINA/HONG KONG - CONTINUED
    12,000,000  China Shipping Development Company, Ltd.+
                (Shipping).......................................... $ 1,037,741
     4,200,000  Guangzhou Investment Company Ltd.
                (Real Estate).......................................     417,420
     3,000,000  Guangnan Holdings (Holding).........................     689,246
     1,100,000  Hengan International Group Company
                Ltd.+ (Cosmetics and Personal Care).................     401,092
     1,000,000  HKR International Ltd. (Real Estate)................     609,866


Bank is still carrying a large proportion of nonperforming loans on its books, it is one of the best-managed Thai banks and should benefit from an economic recovery. Likewise, Korean Air is better managed than many of its competitors and should, therefore, survive the current economic downturn and benefit from a recovery. Both stocks performed exceptionally well during the fourth quarter.

Q: WHICH MARKETS IN YOUR OPINION OFFER THE BEST PROSPECTS FOR GOOD RETURNS IN THE COMING YEAR?

A: We continue to like the prospects for Korea, Thailand, Singapore and the Philippines. Confidence appears to be returning to these markets. In addition, we believe that interest rates will continue a downward trend and that the currencies of these countries will remain stable, aiding their recovery. Outside this group we also believe that Malaysia may offer some positive surprises in 1999. There is a reasonable possibility that the capital controls that the Malaysian government implemented in early September 1998 may be lifted sooner rather than later and that the ringgit peg may be reset above its current level. Other regional currencies have appreciated in recent months, so we believe that the local currency is relatively undervalued. Moreover, Malaysia has been implementing structural reform much faster than it has been given credit for. The government has set up the financial institution Danamodal to take care of the banking sector's bad-loan problem. Danamodal is modeled on the Bank of Resolution and Trust in the United States, established to help resolve the bad debts left over from the savings and loan debacle. In addition, we anticipate a resolution of the current political difficulties. This suggests the possibility of some attractive opportunities in the Malaysian market over the coming year.

Q: HOW IS THE FUND POSITIONED TO TAKE ADVANTAGE OF THE OPPORTUNITIES IN THESE MARKETS?

A: The Fund is positioned to take advantage of domestic recovery plays in both Korea and the Southeast Asian markets. We are also searching for attractive opportunities in Malaysia, although currently these comprise dollar investments that expose the Fund to virtually no currency risk. In carrying out this strategy, we are hopeful that the Fund will continue to enjoy strong returns through 1999.

The accompanying notes are an integral part of these financial statements.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                              Emerging Asia Fund

                                  Investments

COMMON STOCKS - CONTINUED
    Shares                                                     Value (Note 1)
CHINA/HONG KONG - CONTINUED
    72,000  HSBC Holdings (Banks) ..........................   $  1,793,587
   200,000  Jardine Matheson Holdings Ltd. (Holding)........        516,000
 2,000,000  Lai Sun Development Company Ltd. (Real Estate)..        252,982
   500,000  Shanghai Industrial Holdings Ltd.
            (Conglomerates) ................................      1,009,990
   100,000  Sun Hung Kai Properties Ltd. (Real Estate)......        729,258
   150,000  Swire Pacific Ltd. (Holding) ...................        671,821
    50,000  Yanzhou Coal Mining Company Ltd.,
            ADR+ (Coal) ....................................        378,125
                                                                    -------
                                                                 12,754,379

INDIA - 5.7%
    35,000  Hindalco Industries, Sponsored  GDR
            (Metals and Mining) ............................        410,375
   200,000  Tata Engineering and Locomotive Company,
            Ltd. (Auto/Auto Parts) .........................        800,000
    60,000  Videsh Sanchar Nigam Ltd., GDR
            (Telephone/Long Distance) ......................        735,000
                                                                    -------
                                                                  1,945,375

KOREA - 10.3%
   100,000  Hanjin Heavy Industries (Heavy Construction)....        764,755
    80,000  Korean Air (Airlines) ..........................        590,524
    46,856  LG Semiconductor Company+ (Semiconductor).......        521,921
    17,000  Pohang Iron & Steel Company Ltd.
            (Metals and Mining) ............................        286,874
   100,000  SK Corporation (Oil) ...........................      1,371,571
                                                                  ---------
                                                                  3,535,645

PHILIPPINES - 11.8%
 2,980,000  Ayala Land, Inc. (Real Estate) .................        842,674
   300,000  Bank of the Philippine Islands (Banks) .........        636,247
   500,000  Manila Electric Company, Series B
            (Electric Utilities) ...........................      1,606,683
   500,000  San Miguel Corporation, Class B
            (Food and Beverage) ............................        964,010
                                                                    -------
                                                                  4,049,614

SINGAPORE - 11.5%
   200,000  City Developments Ltd. (Real Estate) ...........        866,142
   213,000  Overseas Union Bank Ltd. (Banks) ...............        928,892
   100,000  Singapore Press Holdings Ltd.+
            (Newspapers/Publishing) ........................      1,090,248
       352  Singapore Press Holdings Ltd.+
            (Newspapers/Publishing) ........................          3,731
   307,600  WEBS-Singapore Equity (Mutual Funds)............      1,057,375
                                                                  ---------
                                                                  3,946,388

TAIWAN - 8.6%
   273,000  Cathay Life Insurance Company, Ltd.
            (Insurance) ....................................        881,192
   140,000  Hon Hai Precision Industry+ (Electronics).......        773,433
   300,000  Taiwan Semiconductor Manufacturing Company
            (Semiconductor) ................................       661,080
   500,000  Yageo Corporation+ (Electronics) ...............        645,562
                                                                    -------
                                                                  2,961,267

    Shares                                                     Value (Note 1)
THAILAND - 13.8%
   71,300   BEC World Public Company Ltd.
            (Entertainment) ................................   $    392,297
  127,500   BEC World Public Company Ltd. (F)
            (Entertainment) ................................        701,513
2,926,000   Industrial Finance of Thailand (F)
            (Securities Brokerage) .........................      1,207,427
  130,000   PTT Exploration and Production Public
            Company Ltd.+ (F) (Oil) ........................        915,543
2,000,000   Securities One Public Company Ltd.
            (Investment Management) ........................        434,663
  627,000   Thai Farmers Bank (F) (Banks) ..................      1,103,934
                                                                  ---------
                                                                  4,755,377

TOTAL COMMON STOCKS
(Cost $34,079,520) .........................................     33,948,045
                                                                 ----------

WARRANTS - 1.4%
(Cost $215,952)
PHILIPPINES - 1.4%
1,000,000   Jollibee Food Company, Warrants,
            Expire 02/24/03+ (Food and Beverage) ...........        475,578
                                                                    -------
TOTAL INVESTMENTS - 100.2%
(Cost $34,295,472*) ........................................     34,423,623

OTHER ASSETS AND LIABILITIES - (0.2)%
(Net) ......................................................        (50,125)
                                                                     ------

NET ASSETS - 100.0% ........................................   $ 34,373,498
                                                                 ==========

* Aggregate cost for federal tax purposes.
+ Non-income-producing security.

Abbreviations:
ADR  American Depositary Receipt
(F)  Foreign or Alien Shares
GDR  Global Depositary Receipt

  The accompanying notes are an integral part of these financial statements.

                             --------------------
                             The Montgomery Funds
                             --------------------

                              Latin America Fund

                            Portfolio  Highlights

                                  (Unaudited)

--------------------------------------------------------------------------------
PORTFOLIO  MANAGEMENT
--------------------------------------------------------------------------------

Jesus Isidoro Duarte.......................................... Portfolio Manager

--------------------------------------------------------------------------------
FUND PERFORMANCE
--------------------------------------------------------------------------------

          Average annual total returns for the period ended 12/31/98

--------------------------------------------------------------------------------

                           MONTGOMERY LATIN AMERICA FUND

Since inception (6/30/97).............................................. (41.92)%

One year............................................................... (52.79)%

--------------------------------------------------------------------------------

                           IFCG LATIN AMERICA INDEX

Since 6/30/97.......................................................... (29.39)%

One year............................................................... (35.67)%

--------------------------------------------------------------------------------

Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

GROWTH OF A $10,000 INVESTMENT

     Montgomery Latin America Fund
     IFCG Latin America Index/1/
     Lipper Latin America Funds Average/2/


                         FIRST DATA INVESTOR SERVICES
                       MUTUAL FUND HYPOTHETICAL ANALYSIS


MONTGOMERY LATIN AMERICA(R)
Initial Investment:  $10,000         Period:  06/30/97 - 12/98
This is a no load fund.

                      Growth of       Value of           Growth of
                      Initial         Reinvested         Investment with
Date         NAV      Investment      Distributions      Distribution Reinvested
06/30/97     12.00       $10,000             $  0              $10,000
06/97        12.00       $10,000             $  0              $10,000
07/97        12.24       $10,200             $  0              $10,200
08/97        11.69       $ 9,742             $  0              $ 9,742
09/97        12.85       $10,708             $  0              $10,708
10/97        10.13       $ 8,442             $  0              $ 8,442
11/97        10.63       $ 8,858             $  0              $ 8,858
12/97        11.00       $ 9,167             $187              $ 9,354
01/98         9.72       $ 8,100             $166              $ 8,266
02/98         9.98       $ 8,317             $170              $ 8,487
03/98        11.06       $ 9,217             $188              $ 9,405
04/98        10.97       $ 9,142             $187              $ 9,329
05/98         9.70       $ 8,083             $166              $ 8,249
06/98         8.77       $ 7,308             $150              $ 7,458
07/98         9.27       $ 7,725             $158              $ 7,883
08/98         5.64       $ 4,700             $ 96              $ 4,796
09/98         5.31       $ 4,425             $ 91              $ 4,516
10/98         5.41       $ 4,508             $ 93              $ 4,601
11/98         6.44       $ 5,367             $110              $ 5,477
12/98         4.94       $ 4,117             $299              $ 4,416

                         FIRST DATA INVESTOR SERVICES
                       MUTUAL FUND HYPOTHETICAL ANALYSIS

IFC GLOBAL LATIN AMERICA

Initial Investment:   10,000       Period:   06/97 - 12/98

                      Growth of       Value of           Growth of Investment
                      Initial         Reinvested         with Distributions
Date         NAV      Investment      Distributions      Reinvested
06/97      1438.68       $10,000            $0                  $10,000
07/97      1521.47       $10,575            $0                  $10,575
08/97      1394.11       $ 9,690            $0                  $ 9,690
09/97      1505.80       $10,467            $0                  $10,467
10/97      1220.43       $ 8,483            $0                  $ 8,483
11/97      1253.57       $ 8,713            $0                  $ 8,713
12/97      1326.94       $ 9,223            $0                  $ 9,223
01/98      1174.20       $ 8,162            $0                  $ 8,162
02/98      1228.55       $ 8,539            $0                  $ 8,539
03/98      1312.19       $ 9,121            $0                  $ 9,121
04/98      1298.91       $ 9,028            $0                  $ 9,028
05/98      1137.83       $ 7,909            $0                  $ 7,909
06/98      1074.94       $ 7,472            $0                  $ 7,472
07/98      1115.95       $ 7,754            $0                  $ 7,754
08/98       743.73       $ 5,170            $0                  $ 5,170
09/98       789.14       $ 5,485            $0                  $ 5,485
10/98       845.21       $ 5,875            $0                  $ 5,875
11/98       925.48       $ 6,433            $0                  $ 6,433
12/98       854.86       $ 5,942            $0                  $ 5,942


                   Lipper Latin America Fund growth $10,000

01/13/1999  Summary

                           06/30/1997   07/31/1997   08/31/1997   09/30/1997   10/31/1997   11/30/1997   12/31/1997    01/31/1998
                           07/31/1997   08/31/1997   09/30/1997   10/31/1997   11/30/1997   12/31/1997   01/31/1998    02/28/1998
Fund                  Inv  Sys Inv      Sys Inv      Sys Inv      Sys Inv      Sys Inv      Sys Inv      Sys Inv       Sys Inv
Name                  Obj  Tot Return   Tot Return   Tot Return   Tot Return   Tot Return   Tot Return   Tot Return    Tot Return
-------------------   ---  ----------   ----------   ----------   ----------   ----------   ----------   ----------    ----------
Latin America Funds
Average/Total                 10666.99     9702.02     10595.01      8521.95      8821.48      9338.41      8329.71       8787.27

                      02/28/1998  03/31/1998  04/30/1998  05/31/1998  06/30/1998   07/31/1998  08/31/1998  09/30/1998  10/31/1998
                      03/3/1998   04/30/1998  05/31/1998  06/30/1998  07/31/1998   08/31/1998  09/30/1998  10/31/1998  11/30/1998
                      Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv      Sys Inv     Sys Inv     Sys Inv     Sys Inv
                      Tot Return  Tot Return  Tot Return  Tot Return  Tot Return   Tot Return  Tot Return  Tot Return  Tot Return
                      ----------  ----------  ----------  ----------  ----------   ----------  ----------  ----------  ----------
Latin America Funds
Average/Total            9415.72     9440.50     8133.14     7616.79     7920.39      5028.89     5288.95     5774.95     6203.81

                      11/30/1998
                      12/31/1998
                      Sys Inv
                      Tot Return
                      ----------
Latin America Funds      5651.78
Average/Total


/1/ The IFCG Latin America Index measures the performance of selected stocks of seven countries in Latin America.

/2/ The Lipper Latin America Funds Average universe consist of 38 funds.

Source: Lipper Analytical Services, Inc.


INVESTMENT  REVIEW

Q: How did the Fund perform over the second half of 1998?

A: The second half of 1998 proved as difficult for investors in Latin America as the first half of the year had been. Reflecting this, the benchmark International Finance Corporation Global (IFCG) Latin America Index returned -20.6% over the six-month period. Disappointingly, the Montgomery Latin America Fund underperformed the index with a -40.8% return.

Q: What factors contributed most to this performance?

A: The Fund's underperformance can be attributed mainly to our large overweight position in Brazil and our underweighting in the better-performing Mexican market. Heading into July we were optimistic about the prospects for the Brazilian market. In addition to being the region's largest, most liquid market, valuations were attractive and we anticipated a very favorable response to the privatization of Telebras. The good fundamentals of the Brazilian market proved no match for the effects of the "Asian contagion," however. Following the August collapse of the Russian ruble and the default on Russian debt, Brazil became the next country targeted as a likely candidate for currency devaluation because of its large current account deficit. The government held firm against the ensuing capital flight, drawing heavily on its foreign exchange reserves to protect the value of the real. In addition, it raised interest rates to nearly 50%.

Although the currency was defended successfully, helped by a pledge of emergency funding by the International Monetary Fund (IMF), the cost of this intervention to the economy has been dear. High interest rates have dampened economic growth prospects in the near term. Moreover, we were disappointed by the failure of the Brazilian Congress to ratify a key fiscal reform measure early in the fourth quarter. This lead to a much slower turnaround in the market than we had been expecting, further dampening investor confidence in Brazil. The subsequent slow recovery rate in the market detracted from the performance of the Fund.

Q: What factors do you think are likely to have the most impact on the outlook for the Latin American markets in the New Year?

A: There is little doubt that Latin America is heading for slower growth in the first half of 1999. The high interest rates needed to defend currencies in countries such as Brazil and Mexico over the second half of 1998 have taken their toll on economic activity. Nevertheless, we expect volatility in the region and weak global confidence, which should weigh negatively on Latin America. The mood toward the region will continue to be largely dictated by Brazil.

For the most positive outcome, Brazil will need to rapidly pass fiscal reform to alleviate the country's fiscal imbalances. If it fails to do so, the impact on the region could be extremely negative, at least in the short term.

Note: This Fund was closed to all investors and liquidated on January 29, 1999.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                              Latin America Fund

                             Portfolio Highlights

--------------------------------------------------------------------------------
TOP TEN HOLDINGS
--------------------------------------------------------------------------------
                     (as a percentage of total net assets)
Grupo Financiero Banamex Accival,
S.A. de C.V. (Banacci)............................................    13.1%

Embraer Empresa...................................................    10.9%

Telephonos de Mexico S.A., ADR....................................     9.7%

Cia Paranaense de Energi...........................................    9.0%

Telecomunicacoes Brasilerias......................................     8.6%

Banco do Estado de Sao Paulo S.A.- Banespa........................     8.6%

CESP-Compania Energetica de Sao Paulo.............................     7.9%

Telefonica de Argentina S.A., ADR.................................     7.0%

Cia de Gas de Sao Paulo...........................................     7.0%

TV Azteca S.A. de. C.V., ADR......................................     6.3%



--------------------------------------------------------------------------------
TOP THREE COUNTRIES
--------------------------------------------------------------------------------
                     (as a percentage of total net assets)
Brazil............................................................     67.8%

Mexico............................................................     36.6%

Argentina.........................................................      7.0%

Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities.

There are risks associated with investing in funds of this type that invest in securities of foreign countries, such as erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

                             ---------------------
                             THE MONTGOMERY FUNDS
                             ---------------------
                              Latin America Funds

                                  Investments


PORTFOLIO INVESTMENTS

December 31, 1998 (Unaudited)

COMMON STOCKS - 57.3%
     Shares                                                      Value (Note 1)
ARGENTINA - 7.0%
      4,000    Telefonica de Argentina S.A.,
               Sponsored ADR (Telephone/Networks)..............$        111,750

BRAZIL - 13.7%
  3,093,000    Telec Brasileiras-Telebras (Holding).............        138,235
    600,000    Telec de Sao Paulo S.A.
               (Telephone/Regional-Local).......................         51,645
  1,300,000    Telesp Celular S.A.
               (Telecommunications/Other).......................         29,319
                                                                         ------
                                                                        219,199

MEXICO - 36.6%
     25,300    Fomento Economico Mexicano S.A. de C.V.
               (Food and Beverage).............................          68,582
      7,400    Grupo Casa Autrey S.A. de C.V., ADR
               (Retail Trade)..................................          50,413
    160,000    Grupo Financiero Banamex Accival,
               S.A. de C.V. (Banacci), (Financial Services)....         209,672
      3,200    Telephonos de Mexico S.A., ADR
               (Telephone/Networks)............................         155,800
     15,000    TV Azteca S.A. de C.V., ADR (Cable Television)..         100,312
                                                                        -------
TOTAL COMMON STOCKS
(Cost $1,331,793)..............................................         915,728
                                                                        =======

PREFERRED STOCKS - 54.1%
BRAZIL - 54.1%
  3,200,000    Banco do Brasil S.A. (Banks)....................          21,453
  3,320,000    Banco do Estado de Sao Paulo S.A.-Banespa
               (Banks).........................................         137,389
  5,900,000    CESP-Companhia Energetica de Sao Paulo
               (Electric Utilities)............................         126,960
  2,500,000    Cia de Gas de Sao Paulo (Gas)...................         111,732
 20,000,000    Cia Paranaense de Energi (Electric Utilities)...         144,010
 14,000,000    Embraer Empresa (Airlines)......................         173,805
  7,400,000    Tele Norte Leste Participacoes S.A.
               (Telephone/Networks)............................          92,481
  1,800,000    Telemig Celular S.A., Series C
               (Telephone/Wireless)............................          35,307
    500,000    Telesp Celular S.A., Series B+
               (Telephone/Wireless)............................          21,974
                                                                      ---------

TOTAL PREFERRED STOCKS
(Cost $929,431)................................................         865,111
                                                                        -------

TOTAL INVESTMENTS - 111.4%                                       Value (Note 1)
(Cost $2,261,224*).............................................$      1,780,839

OTHER ASSETS AND LIABILITIES - (11.4%)
(Net)..........................................................        (182,631)
                                                                       ---------

NET ASSETS - 100.0%............................................$      1,598,208
                                                                      ==========

 .    Aggregate cost for federal tax purposes.
+    Non-income-producing security.

Abbreviation
ADR  American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

                               INVESTMENT REVIEW

Q: HOW DID THE FUND PERFORM DURING THE SIX MONTHS ENDED DECEMBER 31, 1998?

A: Over the last six months of 1998, the Fund declined 1.9%, compared with a return of 9.4% for the S&P 500 Index. This underperformance was largely due to the Fund's exposure to markets and sectors that were hard hit during the global market volatility of the third quarter. The Fund's innovative structure provides exposure to five different equity disciplines--U.S. growth, emerging growth and equity income, as well as international developed and emerging markets. Each portfolio management team selects approximately 10 of its best capital appreciation ideas to construct a diversified portfolio of approximately 50 stocks. Under normal circumstances the Select 50 Fund will have a portfolio exposure of 60% to the U.S. market and 40% to international markets. With global markets led by large-cap U.S. stocks during the last six months of 1998, the Fund's exposure to international and smaller-cap markets kept it from outpacing the much more narrowly focused S&P 500 Index.

Q: EMERGING MARKETS WERE MOST AFFECTED BY THE VOLATILITY IN GLOBAL MARKETS OVER THE SIX-MONTH PERIOD. HOW DID THE EMERGING MARKETS PORTION OF THE FUND PERFORM?

A: As investors fled from risky assets in the third quarter, virtually no emerging market escaped unscathed. With general global uncertainty regarding emerging markets, even good companies with strong balance sheets suffered. Indeed, the larger high-quality blue chip companies were often hurt the most, because they were the most liquid investments and could therefore be sold more easily. There was literally no place to hide in the emerging markets region. In view of this, it is hardly surprising that the emerging markets component of the Fund acted as a drag on performance.

Although the emerging markets asset class was a disappointment relative to the developed markets, the emerging markets portion of the Fund achieved success relative to its asset class for both the third and fourth quarters. During the fourth quarter, performance of the emerging markets portion of the Fund was strong on an absolute and a relative basis, as sentiment toward the emerging markets improved, helped by successive cuts in interest rates in the United States and a coordinated cut in Europe. The rate cuts stabilized the global currency markets by restoring investors' confidence that central banks in the developed world were willing to act to ease the threat of a global recession. Good stock selection in markets that rebounded strongly from their third-quarter lows lifted the Fund's overall performance.

Q: WERE THERE ANY OTHER SEGMENTS OF THE PORTFOLIO THAT WERE SIMILARLY AFFECTED?

A: The U.S. growth equity portion of the Fund also suffered disproportionately in the volatility that hit the markets in late summer. The approach of our growth strategy is to identify companies undergoing positive fundamental change and to buy those companies that exhibit a sustainable improvement and are attractively valued. The opportunities identified by this approach in the latter half of 1998 tended to reflect small- and mid-cap stocks and economically sensitive sectors. Small- and mid-cap securities were generally perceived to be more

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------

                                Select 50 Fund

                                  Investments

                                  (Unaudited)

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------
                            Portfolio Managers from
                        each equity team representing:

                              U.S. Growth Equity
                             U.S. Emerging Growth
                              U.S. Equity Income
                             International Equity
                               Emerging Markets

--------------------------------------------------------------------------------
FUND PERFORMANCE
--------------------------------------------------------------------------------
                         Average annual total returns
                         for the period ended 12/31/98
--------------------------------------------------------------------------------
                           MONTGOMERY SELECT 50 FUND
Since Inception (10/2/95)................................................ 23.26%
One year.................................................................  9.40%
Three years.............................................................. 19.43%

--------------------------------------------------------------------------------
                               MSCI WORLD INDEX
Since 9/30/95............................................................ 17.97%
One year................................................................. 24.34%
Three years.............................................................. 17.77%

--------------------------------------------------------------------------------
                                 S&P 500 INDEX
Since 9/30/95............................................................ 28.11%
One year................................................................. 28.75%
Three years.............................................................. 28.29%

--------------------------------------------------------------------------------
Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Fund performance presented is for Class R shares.

                         GROWTH OF A 10,000INVESTMENT

                         FIRST DATA INVESTOR SERVICES

                      MUTUAL FUND HYPOTHETICAL ANALYSIS



MONTGOMERY SELECT 50(R)
Initial Investment:    $10,000  Period: 10/02/95 - 12/98
This is a no load fund.

                           Growth of    Value of      Growth of
                           Initial      Reinvested    Investment with
Date           NAV         Investment   Distribution  Distribution Reinvested
10/02/95      12.00        $ 10,000      $    0              $10,000
10/95         12.50        $ 10,417      $    0              $10,417
11/95         13.24        $ 11,033      $   47              $11,080
12/95         13.83        $ 11,525      $   49              $11,574
01/96         14.28        $ 11,900      $   51              $11,951
02/96         14.53        $ 12,108      $   52              $12,160
03/96         14.96        $ 12,467      $   53              $12,520
04/96         15.87        $ 13,225      $   56              $13,281
05/96         16.81        $ 14,008      $   60              $14,068
06/96         16.46        $ 13,717      $   58              $13,775
07/96         15.18        $ 12,650      $   54              $12,704
08/96         15.89        $ 13,242      $   56              $13,298
09/96         16.37        $ 13,642      $   58              $13,700
10/96         15.67        $ 13,058      $  571              $13,629
11/96         16.26        $ 13,550      $  592              $14,142
12/96         16.03        $ 13,358      $  584              $13,942
01/97         17.20        $ 14,333      $  627              $14,960
02/97         17.39        $ 14,492      $  633              $15,125
03/97         16.84        $ 14,033      $  614              $14,647
04/97         17.21        $ 14,342      $  627              $14,969
05/97         19.00        $ 15,833      $  693              $16,526
06/97         20.01        $ 16,675      $  729              $17,404
07/97         21.54        $ 17,950      $  785              $18,735
08/97         21.37        $ 17,808      $  779              $18,587
09/97         22.60        $ 18,833      $  824              $19,657
10/97         21.15        $ 17,625      $  771              $18,396
11/97         20.79        $ 17,325      $  757              $18,082
12/97         18.83        $ 15,692      $2,331              $18,023
01/98         18.42        $ 15,350      $2,281              $17,631
02/98         19.79        $ 16,492      $2,450              $18,942
03/98         21.06        $ 17,550      $2,608              $20,158
04,98         21.72        $ 18,100      $2,689              $20,789
05/98         21.21        $ 17,675      $2,626              $20,301
06/98         20.99        $ 17,192      $2,599              $20,091
07/98         20.56        $ 17,133      $2,546              $19,679
08/98         16.86        $ 14,050      $2,088              $16,138
09/98         17.40        $ 14,500      $2,154              $16,654
10/98         18.46        $ 15,383      $2,286              $17,669
11/98         19.80        $ 16,500      $2,452              $18,952
12/98         19.13        $ 15,942      $3,775              $19,717

Prepared by The Performance Measurements and Analytics Department.


                         FIRST DATA INVESTOR SERVICES

                      MUTUAL FUND HYPOTHETICAL ANALYSIS                PAGE  1
                                                                       01/09/99

MONTGOMERY SELECT 50(P)
Initial Investment:     $10,000  Period: 12/12/96 - 12/92
This is a no load fund.

                         Growth of      Value of         Growth of
                        Initial        Reinvested       Investment with
 Date            NAV    Investment     Distributions    Distributions Reinvested
 12/12/96       15.89     $10,000         $    0             $10,000
 12/96          16.03     $10,088         $    0             $10,088
 01/97          17.19     $10,818         $    0             $10,818
 02/97          17.38     $10,938         $    0             $10,938
 03/97          16.82     $10,585         $    0             $10,585
 04/97          17.19     $10,818         $    0             $10,818
 05/97          18.98     $11,945         $    0             $11,945
 06/97          19.98     $12.574         $    0             $12,574
 07/97          21.50     $13,531         $    0             $13,531
 08/97          21.34     $13,430         $    0             $13,430
 09/97          22.56     $14,198         $    0             $14,198
 10/97          20.98     $13,203         $    0             $13,203
 11/97          20.51     $12,907         $    0             $12,907
 12/97          18.55     $11,674         $1,191             $12,865
 01/98          18.14     $11,416         $1,165             $12,581
 02/98          19.51     $12,278         $1,253             $13,531
 03/98          20.78     $13,077         $1,335             $14,412
 04/98          21.43     $13,486         $1,376             $14,862
 05/98          20.91     $13,159         $1,343             $14,502
 06/98          20.69     $13,021         $1,328             $14,349
 07/98          20.25     $12,744         $1,300             $14,044
 08/98          16.55     $10,415         $1,063             $11,478
 09/98          17.09     $10,755         $1,097             $11,852
 10/98          18.11     $11,397         $1,163             $12,560
 11/98          19.45     $12,240         $1,249             $13,489
 12/98          18.83     $11,850         $2,194             $14,044

Prepared by The Performance Measurements and Analytics Department.

                        S&P 500 Index Growth $10,000
01/13/1999

                         09/30/1995  10/31/1995  11/30/1995  12/31/1995  01/31/1996  02/29/1996  03/31/1996  04/30/1996  05/31/1996
                         10/31/1995  11/30/1995  12/31/1995  01/31/1996  02/29/1996  03/31/1996  04/30/1996  05/31/1996  06/30/1996
Fund                     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
Name                     Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
---------------------    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
No Objective Assigned

S & P 500 Monthly Reinv      9964.27    10401.19    10601.55    10961.95    11063.93    11170.46    11334.99    11626.82    11671.15

                                        Source: Lipper Analytical Services, Inc.

                       S&P 500 Index Growth $10,000
0/13/1999

                         06/30/1996  07/31/1996  08/31/1996  09/30/1996  10/31/1996  11/30/1996  12/31/1996  01/31/1997  02/28/1997
                         07/31/1996  08/31/1996  09/30/1996  10/31/1996  11/30/1996  12/31/1996  01/31/1997  02/28/1997  03/31/1997
                         Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                         Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                         ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
No Objective Assigned

S & P 500 Monthly Reinv    11155.80    11391.47    12032.04    12363.76    13297.49    13034.08    13847.94    13956.66    13384.27

                                        Source: Lipper Analytical Services, Inc.

                        S&P 500 Index Growth $10,000
1/13/1999

                         03/31/1997  04/30/1997  05/31/1997  06/30/1997  07/31/1997  08/31/1997  09/30/1997  10/31/1997  11/30/1997
                         04/30/1997  05/31/1997  06/30/1997  07/31/1997  08/31/1997  09/30/1997  10/31/1997  11/30/1997  12/31/1997
                         Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                         Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                         ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
No Objective Assigned

S & P 500 Monthly Reinv    14182.59    15049.68    15718.73    16969.13    16019.20    16896.02    16332.38    17087.82    17381.07

                                        Source: Lipper Analytical Services, Inc.


                        S&P 500 Index Growth $10,000
01/13/1999

                         12/31/1997  01/31/1998  02/28/1998  03/31/1998  04/30/1998  05/31/1998  06/30/1998  07/31/1998  08/31/1998
                         01/31/1998  02/28/1998  03/31/1998  04/30/1998  05/31/1998  06/30/1998  07/31/1998  08/31/1998  09/30/1998
                         Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                         Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                         ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
No Objective Assigned

S & P 500 Monthly Reinv     17573.13    18839.84    19803.82    20006.62    19663.21    20461.33    20245.08    17320.15    18430.65

                                        Source: Lipper Analytical Services, Inc.


                         S&P 500 Index Growth $10,000
01/13/1999

                         09/30/1998  10/31/1998  11/30/1998
                         10/31/1998  11/30/1998  12/31/1998
                         Sys Inv     Sys Inv     SyS Inv
                         Tot Return  Tot Return  Tot Return
                         ----------  ----------  ----------
No Objective Assigned

S & P 500 Monthly Reinv   19927.50    21134.78    22351.87

                                        Source: Lipper Analytical Services, Inc.

                      Lipper Global Funds Growth $10,000
01/15/1999

                                   09/30/1995  10/31/1995  11/30/1995  12/31/1995  01/31/1996  02/29/1996  03/31/1996  04/30/1996
                                   10/31/1995  11/30/1995  12/31/1995  01/31/1996  02/29/1996  03/31/1996  04/30/1996  05/31/1996
Fund                      Inv      Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
Name                      Obj      Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
----------------------  -------    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Global Funds

Average/Total                         9804.26     9979.30    10176.36    10446.06    10563.78    10728.28    11101.71    11230.04

                                        Source: Lipper Analytical Services, Inc.


                      Lipper Global Funds Growth $10,000
01/15/1999

                         05/31/1996  06/30/1996  07/31/1996  08/31/1996  09/30/1996  10/31/1996  11/30/1996  12/31/1996  01/31/1997
                         06/30/1996  07/31/1996  08/31/1996  09/30/1996  10/31/1996  11/30/1996  12/31/1996  01/31/1997  02/28/1997
                         Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                         Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                         ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Global Funds

Average/Total              11215.00    10716.94    10993.91    11330.87    11337.68    11892.06    11904.28    12184.20    12218.01


                                        Source: Lipper Analytical Services, Inc.

                      Lipper Global Funds Growth $10,000
01/15/1999

                         02/28/1997  03/31/1997  04/30/1997  05/31/1997  06/30/1997  07/31/1997  08/31/1997  09/30/1997  10/31/1997
                         03/31/1997  04/30/1997  05/31/1997  06/30/1997  07/31/1997  08/31/1997  09/30/1997  10/31/1997  11/30/1997
                         Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                         Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                         ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Global Funds

Average/Total              12024.76    12182.09    12939.45    13478.45    14165.16    13416.36    14238.96    13314.70    13341.45

                                        Source: Lipper Analytical Services, Inc.


                        Lipper Global Funds Growth $10,000
01/15/1999

                         11/30/1997  12/31/1997  01/31/1998  02/28/1998  03/31/1998  04/30/1998  05/31/1998  06/30/1998  07/31/1998
                         12/31/1997  01/31/1998  02/28/1998  03/31/1998  04/30/1998  05/31/1998  06/30/1998  07/31/1998  08/31/1998
                         Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                         Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                         ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Global Funds

Average/Total              13505.32    13602.78    14560.76    15299.41    15523.08    15326.86    15396.90    15394.52    13037.89

                                        Source: Lipper Analytical Services, Inc.


                      Lipper Global Funds Growth $10,000
01/15/1999

                         08/31/1998  09/30/1998  10/31/1998  11/30/1998
                         09/30/1998  10/31/1998  11/30/1998  12/31/1998
                         Sys Inv     Sys Inv     Sys Inv     Sys Inv
                         Tot Return  Tot Return  Tot Return  Tot Return
                         ----------  ----------  ----------  ----------
Global Funds

Average/Total             13105.76    13965.75    14725.76    15439.87

                                        Source: Lipper Analytical Services, Inc.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                                Select 50 Fund

                                 Investments

-------------------------------------------------------------------------------
TOP TEN HOLDINGS
-------------------------------------------------------------------------------
                     (as a percentage of total net assets)

MetroNet Communications
Corporation, Class B.....................................................  3.6%
Overseas Union Bank Ltd..................................................  3.6%
Duane Reade Inc. ........................................................  3.3%
Linens'N Things, Inc. .................................................... 3.1%
Manitowoc Company, Inc. .................................................  3.1%
Dow Chemical Company.....................................................  3.0%
General Motors Corporation...............................................  2.9%
Brisa-Auto Estradas de Portugal S.A. ....................................  2.7%
HA-LO Industries, Inc. ..................................................  2.7%
Hongkong Land Holdings, Ltd. ............................................  2.6%

-------------------------------------------------------------------------------
TOP FIVE INDUSTRIES
-------------------------------------------------------------------------------
                       (as a percentage of total assets)
Banks.................................................................... 12.6%
Retail Trade.............................................................  9.9%
Telecommunications Equipment.............................................  7.7%
Auto/Auto Parts..........................................................  5.7%
Machinery and Tools......................................................  5.5%

Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities.


PORTFOLIO INVESTMENTS

December 31, 1998 (Unaudited)

COMMON STOCKS - 98.5%

     Shares                                                    Value (Note 1)

AGRICULTURAL COMMODITIES - 0.1%
     276,000     PPB Oil Palms Berhad** (Malaysia)............  $    211,358

AUTO/AUTO PARTS - 5.7%
     81,200      Brisa-Auto Estradas de Portugal S.A+
                  (Portugal)..................................     4,781,928
     71,900      General Motors Corporation
                  (United States).............................     5,149,838
                                                                  ----------
                                                                   9,931,766
BANKS - 12.6%
  1,342,500      Bank Leumi Le-Israel (Israel)................     1,896,205
     43,000      Bayerische Vereinsbank AG (Germany)..........     3,367,540
     63,000      First Union Corporation (United States)......     3,831,188
     55,000      National City Corporation (United States)         3,960,000
  1,426,000      Overseas Union Bank Ltd. (F) (Singapore)          6,218,777
    369,248      Shinhan Bank (Korea) ........................     2,823,841
                                                                  ----------
                                                                  22,097,551

BROADCASTING/ADVERTISING - 4.3%
    125,112      HA-LO Industries, Inc.+ (United States)..$        4,707,338
     85,000      Snyder Communications, Inc. (United States)       2,868,750
                                                                  ----------
                                                                   7,576,088

BUILDING MATERIALS - 2.4%
    145,000      Masco Corporation (United States)...........      4,168,750

BUSINESS SERVICES - 3.1%
     52,000      Administaff, Inc.+ (United States)..........      1,300,000
    119,000      On Assignment, Inc.+ (United States)........      4,064,593
                                                                  ----------
                                                                   5,364,593

CHEMICAL - 4.7%
     57,000      Dow Chemical Company (United States)........      5,183,438
     55,000      du Pont (E.I.) de Nemours and Company
                  (United States)............................      3,097,188
                                                                  ----------
                                                                   8,280,626

CONSUMER SERVICES - 2.1%
    104,210      Azkoyen S.A. (Spain)........................      3,739,593

The accompanying notes are an integral part of these financial statements.

risky during the third quarter, and investors sold these issues disproportionately, choosing the perceived earnings sustainability of large-cap growth stocks over the less visible growth of small- and mid-caps. Although broadening interest in the small- and mid-cap sectors sparked a strong rally at the beginning of the fourth quarter, during December investors returned their attention to a narrow group of large-caps. This narrow focus drove up S&P 500 returns but left the rest of the market languishing in its wake.

Q:   What opportunities do you see for the Fund moving forward?

A: We believe that the Fund's strategy is perfectly suited to the kind of global market environment we expect in 1999. On the home front, a broadening of the U.S. market should favor Montgomery's fundamentally based bottom-up approach to investing. Furthermore, an outperformance by the developed European countries and some emerging markets in Asia and Europe relative to the S&P 500 Index may lead to an improvement in the Fund's relative performance as our stock selections in these markets help to boost the Fund's returns. We are optimistic that the global diversification the Select 50 Fund offers will prove beneficial to our shareholders in the year ahead.

                             ---------------------
                             THE MONTGOMERY FUNDS
                             ---------------------
                                Select 50 Fund

                                  Investments

COMMON STOCKS -- CONTINUED
  Shares                                                          Value (Note 1)

DIVERSIFIED FINANCIAL SERVICES -- 0.8%
     33,000   Household International, Inc.
              (United States).................................... $   1,307,625

ELECTRICAL EQUIPMENT -- 1.9%
     56,000   Emerson Electric Company
              (United States)....................................     3,388,000

ELECTRONICS -- 1.2%
     52,200   Moog Inc., Class A+ (United States)................     2,042,324

HEALTH CARE -- 0.4%
     39,400   HealthCare COMPARE Corporation+
              (United States)....................................       651,331

HEAVY CONSTRUCTION -- 2.1%
    111,300   Elcor Corporation (United States)..................     3,596,381

MACHINERY AND TOOLS -- 5.5%
    111,900   Elevadores Atlas S.A. (Brazil).....................     1,203,973
    120,550   Manitowoc Company, Inc. (United States)............     5,349,406
     27,260   Mannesman AG (Germany).............................     3,124,590
                                                                     ----------
                                                                      9,677,969

METALS AND MINING -- 2.2%
    100,000   AngloGold Ltd. (South Africa)......................     3,891,176

OFFICE EQUIPMENT/SUPPLIES -- 2.5%
     67,000   Pitney-Bowes, Inc. (United States).................     4,426,188

OIL -- 3.5%
     72,200   Amerada Hess Corporation (United States)...........     3,591,950
     85,000   Halliburton Company (United States)................     2,518,125
                                                                     ----------
                                                                      6,110,075

PHARMACY/DRUGS -- 4.3%
     52,000   Glaxo Wellcome PLC, ADR (United Kingdom)...........     3,614,000
     27,000   Merck & Company, Inc. (United States)..............     3,987,563
                                                                     ----------
                                                                      7,601,563

PULP AND PAPER -- 2.8%
     38,000   Georgia-Pacific Group (United States)..............     2,225,375
     60,000   International Paper Company (United States)........     2,688,750
                                                                     ----------
                                                                      4,914,125

REAL ESTATE -- 4.2%
  1,885,000   DBS Land Ltd. (Singapore)..........................     2,774,408
  3,873,000   Hongkong Land Holdings, Ltd. (China/Hong Kong).....     4,570,140
                                                                     ----------
                                                                      7,344,548

RETAIL TRADE -- 9.9%
      3,650   Carrefour S.A. (France)............................     2,754,311
    148,000   Duane Reade Inc.+ (United States)..................     5,698,000
    136,000   Linens 'N Things, Inc.+ (United States)............     5,389,000
     98,200   Nordstrom Inc, (United States).....................     3,412,450
                                                                     ----------
                                                                     17,253,761

SOFTWARE SYSTEMS -- 2.4%
    150,000   Avid Technology Inc.+ (United States)..............     3,515,625
     22,000   MICROS Systems, Inc.+ (United States)..............       715,000
                                                                     ----------
                                                                      4,230,625

Shares                                                           Value (Note 1)

TELECOMMUNICATIONS EQUIPMENT -- 7.7%
    250,000   Aspect Telecommunications Corporation+
              (United States).................................... $   4,312,500
     48,000   Converse Technology, Inc.+ (United States).........     3,406,500
     91,500   Ericsson (L.M.) Telephone Company,
              Class B, ADR (Sweden)..............................     2,187,422
     22,300   Matav Rt., ADR (Hungary)...........................       664,818
     23,600   Nokia Corporation, ADR (Finland)...................     2,842,325
                                                                     ----------
                                                                     13,413,565

TELECOMMUNICATIONS/NETWORKING -- 3.6%
    189,600   MetroNet Communications Corporation,
              Class B+ (Canada)..................................     6,351,600

TELECOMMUNICATIONS/OTHER -- 0.6%
    178,500   Matav Rt. (Hungary)................................     1,020,806

TELEPHONE/NETWORKS -- 3.3%
     58,500   Global TeleSystems Group, Inc.+ (United States)....     3,257,719
     95,150   Hellenic Telecommunication Organization
              S.A. (Greece)......................................     2,532,755
                                                                     ----------
                                                                      5,790,474

TELEPHONE/WIRELESS -- 2.5%
    373,000   Orange PLC+ (United Kingdom).......................     4,303,973

TRUCKING -- 2.1%
    129,000   Swift Transportation Company, Inc.+
              (United States)....................................     3,287,813

TOTAL COMMON STOCKS
(Cost $142,778,298)..............................................   172,274,247
                                                                    -----------

REPURCHASE AGREEMENT -- 2.6%
(Cost $4,564,000)
Principal Amount
  $4,564,000             Agreement with Prudential Securities,
                         Tri-Party, 5.150% dated 12/31/98, to be
                         repurchased at $4,566,612 on 01/04/99,
                         collateralized by $4,655,280 market
                         value of U.S government securities,
                         having various maturities and various
                         interest rates..........................     4,564,000
                                                                     ----------

TOTAL INVESTMENTS -- 101.1%
(Cost $147,342,298*).............................................   176,838,247

OTHER ASSETS AND LIABILITIES -- (1.1)%
(Net)............................................................    (1,931,624)
                                                                    -----------
NET ASSETS -- 100.0% ............................................ $ 174,906,623
                                                                    -----------

*    Aggregate cost for federal tax purposes.
** Illiquid security or special situation security (see note 6 to Financial Statements).
+    Non-income-producing security.

Abbreviations:
ADR  American Depositary Receipt
(F)  Foreign or Alien Shares

The accompanying notes are an integral part of these financial statements.

                            ----------------------
                             The Montgomery Funds
                            ----------------------
                          U.S. Asset Allocation Fund

                             Portfolio Highlights
                                  (Unaudited)

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------
                           Fund of Funds, including:

                            Montgomery Growth Fund

                       Montgomery Total Return Bond Fund

                      Montgomery Government Reserve Fund

--------------------------------------------------------------------------------
FUND PERFORMANCE
--------------------------------------------------------------------------------

                         Average annual total returns
                         for the period ended 12/31/98

--------------------------------------------------------------------------------

                               MONTGOMERY U.S.
                             ASSET ALLOCATION FUND

Since inception (3/31/94)................................................ 18.77%
One year.................................................................  6.18%
Three years.............................................................. 12.56%

--------------------------------------------------------------------------------
                                 S&P 500 INDEX

Since 3/31/94............................................................ 26.52%
One year................................................................. 28.75%
Three years.............................................................. 28.29%

--------------------------------------------------------------------------------
                               LEHMAN BROTHERS
                             AGGREGATE BOND INDEX

Since 3/31/94............................................................  8.33%
One year.................................................................  8.69%
Three years..............................................................  7.29%

--------------------------------------------------------------------------------

Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Fund performance presented is for Class R shares.


                         FIRST DATA INVESTOR SERVICES

                       MUTUAL FUND HYPOTHETICAL ANALYSIS





MONTGOMERY U.S. ASSET ALLOCATION(R)
Initial Investment:    $10,000      Period: 03/31/94 - 12/98
This is a no load fund.

                                         Growth of           Value of            Growth of
                                         Initial             Reinvested          Investment with
    Date                     NAV         Investment          Distributions       Distributions Reinvested
    03/31/94                12.00           $10,000              $    0                 $10,000
    03/94                   12.00           $10,000              $    0                 $10,000
    04/94                   12.19           $10,158              $    0                 $10,158
    05/94                   12.45           $10,375              $    0                 $10,375
    06/94                   12.24           $10,200              $    0                 $10,200
    07/94                   12.89           $10,742              $    0                 $10,742
    08/94                   13.25           $11,042              $    0                 $11,042
    09/94                   13.37           $11,142              $    0                 $11,142
    10/94                   13.84           $11,533              $    0                 $11,533
    11/94                   14.05           $11,708              $  226                 $11,934
    12/94                   14.10           $11,750              $  226                 $11,976
    01/95                   14.24           $11,867              $  228                 $12,095
    02/95                   14.71           $12,258              $  237                 $12,495
    03/95                   15.16           $12,633              $  244                 $12,877
    04/95                   15.25           $12,708              $  245                 $12,953
    05/95                   15.82           $13,183              $  254                 $13,437
    06/95                   16.33           $13,608              $  263                 $13,871
    07/95                   16.83           $14,025              $  270                 $14,295
    08/95                   17.06           $14,217              $  274                 $14,491
    09/95                   17.41           $14,508              $  280                 $14,788
    10/95                   17.41           $14,508              $  280                 $14,788
    11/95                   17.49           $14,575              $  978                 $15,553
    12/95                   17.86           $14,883              $  999                 $15,882
    01/96                   17.84           $14,867              $  997                 $15,864
    02/96                   18.29           $15,242              $1,022                 $16,264
    03/96                   18.54           $15,450              $1,036                 $16,486
    04/96                   19.09           $15,908              $1,068                 $16,976
    05/96                   19.51           $16,258              $1,091                 $17,349
    06/96                   19.33           $16,108              $1,081                 $17,189
    07/96                   18.74           $15,617              $1,047                 $16,664
    08/96                   19.17           $15,975              $1,072                 $17,047
    09/96                   19.64           $16,367              $1,098                 $17,465
    10/96                   18.50           $15,417              $2,330                 $17,747
    11/96                   19.11           $15,925              $2,407                 $18,332
    12/96                   18.09           $15,075              $2,848                 $17,923
    01/97                   18.37           $15,308              $2,893                 $18,201
    02/97                   18.23           $15,192              $2,870                 $18,062
    03/97                   17.84           $14,867              $2,808                 $17,675
    04/97                   18.41           $15,342              $2,898                 $18,240
    05/97                   19.45           $16,208              $3,063                 $19,271
    06/97                   19.89           $16,575              $3,132                 $19,707

Prepared by The Performance Measurements and Analytics Department.

                         FIRST DATA INVESTOR SERVICES

                      MUTUAL FUND HYPOTHETICAL ANALYSIS





MONTGOMERY U.S. ASSET ALLOCATION(R)
Initial Investment:    $10,000      Period: 03/31/94 - 12/98
This is a no load fund.

                                         Growth of           Value of            Growth of
                                         Initial             Reinvested          Investment with
    Date                     NAV         Investment          Distributions       Distributions Reinvested
    07/97                   12.35           $14,025              $  270                 $14,295
    08/97                   21.12           $14,217              $  274                 $14,491
    09/97                   21.86           $14,508              $  280                 $14,788
    10/97                   21.54           $14,508              $  280                 $14,788
    11/97                   21.59           $14,575              $  978                 $15,553
    12/97                   18.01           $14,883              $  999                 $15,882
    01/98                   17.94           $14,867              $  997                 $15,864
    02/98                   18.68           $15,242              $ 1,022                $16,264
    03/98                   19.12           $15,450              $ 1,036                $16,486
    04/98                   19.30           $15,908              $ 1,068                $16,976
    05/98                   19.08           $16,258              $ 1,091                $17,349
    06/98                   19.08           $16,108              $ 1,081                $17,189
    07/98                   18.67           $15,617              $ 1,047                $16,664
    08/98                   17.49           $15,975              $ 1,072                $17,047
    09/98                   17.88           $16,367              $ 1,098                $17,465
    10/98                   18.48           $15,417              $ 2,330                $17,747
    11/98                   19.02           $15,925              $ 2,407                $18,332
    12/98                   15.06           $12,550              $10,098                $22,648

Prepared by The Performance Measurements and Analytics Department

                         S&P 500 Index growth $10,000

01/13/1999

                        03/31/1994  04/30/1994  05/31/1994  06/30/1994  07/31/1994  08/31/1994  09/30/1994  10/31/1994  11/30/1994
                        04/30/1994  05/31/1994  06/30/1994  07/31/1994  08/31/1994  09/30/1994  10/31/1994  11/30/1994  12/31/1994
Fund                    Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
Name                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
----------------------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
No Objective Assigned

S & P 500 Mnthly Reinv    10128.12    10293.68    10041.78    10371.29    10795.52    10531.75    10768.02    10376.35    10529.97

                                       Source:  Lipper Analytical Service, Inc.


                         S&P 500 Index growth $10,000

01/13/1999

                        12/31/1994  01/31/1995  02/28/1995  03/31/1995  04/30/1995  05/31/1995  06/30/1995  07/31/1995  08/31/1995
                        01/31/1995  02/28/1995  03/31/1995  04/30/1995  05/31/1995  06/30/1995  07/31/1995  08/31/1995  09/30/1995
                        Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                        Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                        ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------

No Objective Assigned

S & P 500 Mnthly Reinv    10802.85    11223.45    11554.10    11894.07    12368.74    12655.53    13075.02    13107.66    13660.52

                                       Source:  Lipper Analytical Services, Inc.


                         S&P 500 Index growth $10,000

01/13/1999

                        09/30/1995  10/31/1995  11/30/1995  12/31/1995  01/31/1996  02/29/1996  03/31/1996  04/30/1996  05/31/1996
                        10/31/1995  11/30/1995  12/31/1995  01/31/1996  02/29/1996  03/31/1996  04/30/1996  05/31/1996  06/30/1996
                        Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                        Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                        ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
No Objective Assigned

S & P 500 Mnthly Reinv    13611.11    14205.57    14482.26    14974.60    15113.91    15259.42    15481.19    15882.04    15943.39

                                        Source: Lipper Analytical Services, Inc.


                         S&P 500 Index growth $10,000

01/ 13/1999

                        06/30/1996  07/31/1996  08/31/1996  09/30/1996  10/31/1996  11/30/1996  12/31/1996  01/31/1997  02/28/1997
                        07/31/1996  08/31/1996  09/30/1996  10/31/1996  11/30/1996  12/31/1996  01/31/1997  02/28/1997  03/31/1997
                        Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                        Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                        ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
No Objective Assigned

S & P 500 Mnthly Reinv    15239.40    15561.34    16436.39    16899.54    18165.06    17805.22    18917.01    19065.52    18283.61

                                       Source:  Lipper Analytical Services, Inc.


                         S&P 500 Index growth $10,000

01/13/1999

                        03/31/1997  04/30/1997  05/31/1997  06/30/1997  07/31/1997  08/31/1997  09/30/1997  10/31/1997  11/30/1997
                        04/30/1997  05/31/1997  06/30/1997  07/31/1997  08/31/1997  09/30/1997  10/31/1997  11/30/1997  12/31/1997
                        Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                        Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                        ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
No Objective Assigned

S & P 500 Mnthly Reinv    19374.15    20558.64    21472.60    23180.71    21883.06    23080.84    22310.87    23342.84    23743.44

                                       Source:  Lipper Analytical Services, Inc.


                         S&P 500 Index growth $10,000

01/13/1999

                        12/31/1997  01/31/1998  02/28/1998  03/31/1998  04/30/1998  05/31/1998  06/30/1998  07/31/1998  08/31/1998
                        01/31/1998  02/28/1998  03/31/1998  04/30/1998  05/31/1998  06/30/1998  07/31/1998  08/31/1998  09/30/1998
                        Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                        Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                        ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
No Objective Assigned

S & P 500 Mnthly Reinv    24005.80    25736.19    27053.05    27330.08    26860.96    27951.24    27655.83    23660.22    25177.22

                                       Source:  Lipper Analytical Services, Inc.


                         S&P 500 Index growth $10,000

01/13/1999

                        09/30/1998  10/31/1998  11/30/1998
                        10/31/1998  11/30/1998  12/31/1998
                        Sys Inv     Sys Inv     Sys Inv
                        Tot Return  Tot Return  Tot Return
                        ----------  ----------  ----------
No Objective Assigned

S & P 500 Mnthly Reinv    27222.00    28871.20    30533.80

                                       Source:  Lipper Analytical Services, Inc.


                    Lehman Bros Aggregate End growth $10,000

01/15/1999

                        03/31/1994  04/30/1994  05/31/1994  06/30/1994  07/31/1994  08/31/1994  09/30/1994  10/31/1994  11/30/1994
                        04/30/1994  05/31/1994  06/30/1994  07/31/1994  08/31/1994  09/30/1994  10/31/1994  11/30/1994  12/31/1994
Fund                    Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
Name                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
----------------------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
No Objective Assigned

Lehman Aggregate Ed Tr     9920.15     9918.76     9896.84    10093.42    10105.95     9957.20     9948.33     9926.24     9994.78

                                       Source:  Lipper Analytical Services, Inc.


                    Lehman Bros Aggregate End growth $10,000

01/15/1999

                        12/31/1994  01/31/1995  02/28/1995  03/31/1995  04/30/1995  05/31/1995  06/30/1995  07/31/1995  08/31/1995
                        01/31/1995  02/28/1995  03/31/1995  04/30/1995  05/31/1995  06/30/1995  07/31/1995  08/31/1995  09/30/1995
                        Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                        Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                        ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
No Objective Assigned

Lehman Aggregate Ed Tr    10192.58    10434.92    10498.94    10645.59    11057.55    11138.62    11113.74    11247.87    11357.29

                                       Source:  Lipper Analytical Services, Inc.

                    Lehman Bros Aggregate End growth $10,000

01/15/199

                        09/30/1995  10/31/1995  11/30/1995  12/31/1995  01/31/1996  02/29/1996  03/31/1996  04/30/1996  05/31/1996
                        10/31/1995  11/30/1995  12/31/1995  01/31/1996  02/29/1996  03/31/1996  04/30/1996  05/31/1996  06/30/1996
                        Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                        Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                        ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
No Objective Assigned

Lehman Aggregate Ed Tr    11504.99    11677.39    11841.27    11919.91    11712.71    11631.29    11565.88    11542.40    11697.40

                                       Source:  Lipper Analytical Services, Inc.


                    Lehman Bros Aggregate End growth $10,000

01/15/1999

                        06/30/1996  07/31/1996  08/31/1996  09/30/1996  10/31/1996  11/30/1996  12/31/1996  01/31/1997  02/28/1997
                        07/31/1996  08/31/1996  09/30/1996  10/31/1996  11/30/1996  12/31/1996  01/31/1997  02/28/1997  03/31/1997
                        Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                        Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                        ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
No Objective Assigned

Lehman Aggregate Ed Tr    11729.41    11709.75    11913.82    12177.72    12386.71    12271.14    12308.72    12339.34    12202.60

                                       Source:  Lipper Analytical Services, Inc.


                    Lehman Bros Aggregate End growth $10,000

01/15/1999

                        03/31/1997  04/30/1997  06/31/1997  06/30/1997  07/31/1997  08/31/1997  09/30/1997  10/31/1997  11/30/1997
                        04/30/1997  05/31/1997  06/30/1997  07/31/1997  08/31/1997  09/30/1997  10/31/1997  11/30/1997  12/31/1997
                        Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                        Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                        ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
No Objective Assigned

Lehman Aggregate Ed Tr    12385.27    12502.35    12650.74    12991.89    12881.08    13071.05    13260.67    13321.74    13455.86

                                       Source:  Lipper Analytical Services, Inc.


                    Lehman Bros Aggregate End growth $10,000

01/15/1999

                        12/31/1997  01/31/1998  02/28/1998  03/31/1998  04/30/1998  05/31/1998  06/30/1998  07/31/1998  08/31/1998
                        01/31/1998  02/28/1998  03/31/1998  04/30/1998  05/31/1998  06/30/1998  07/31/1998  08/31/1998  09/30/1998
                        Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                        Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                        ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
No Objective Assigned

Lehman Aggregate Ed Tr    13628.61    13618.35    13665.15    13736.47    13866.78    13984.38    14014.13    14242.20    14575.69

                                       Source:  Lipper Analytical Services, Inc.


                    Lehman Bros Aggregate End growth $10,000

01/15/1999

                        09/30/1995  10/31/1995  11/30/1995
                        10/31/1995  11/30/1995  12/31/1995
                        Sys Inv     Sys Inv     Sys Inv
                        Tot Return  Tot Return  Tot Return
                        ----------  ----------  ----------
No Objective Assigned

Lehman Aggregate Ed Tr    14498.63    14580.91    14624.75

                                       Source:  Lipper Analytical Services, Inc.


                   Lipper Flexible Portfolio growth $10,000

01/12/1999  SUMMARY

                               03/31/1994  04/30/1994  05/31/1994  06/30/1994  07/31/1994  08/31/1994  09/30/1994  10/31/1994
                               04/30/1994  05/31/1994  06/30/1994  07/31/1994  08/31/1994  09/30/1994  10/31/1994  11/30/1994
Fund                     Inv   Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
Name                     Obj   Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
------------------------ ---   ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Flexible Portfolio Funds

Average/Total                    10023.71    10071.35     9905.52    10110.38    10355.87    10190.12    10257.92    10020.23

                                       Source:  Lipper Analytical Services, Inc.


                   Lipper Flexible Portfolio growth $10,000

01/12/1999  SUMMARY

                         11/30/1994  12/31/1994  01/31/1995  02/28/1995  03/31/1995  04/30/1995  05/31/1995  06/30/1995  07/31/1995
                         12/31/1994  01/31/1995  02/28/1995  03/31/1995  04/30/1995  05/31/1995  06/30/1995  07/31/1995  08/31/1995
                         Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                         Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                         ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Flexible Portfolio Funds

Average/Total              10087.66    10197.28    10493.49    10704.09    10922.85    11303.10    11540.45    11838.41    11918.02

                                       Source:  Lipper Analytical Services, Inc.


                   Lipper Flexible Portfolio growth $10,000

01/12/1999  SUMMARY

                         08/31/1995  09/30/1995  10/31/1995  11/30/1995  12/31/1995  01/31/1996  02/29/1996  03/31/1996  04/30/1996
                         09/30/1995  10/31/1995  11/30/1995  12/31/1995  01/30/1995  02/29/1996  03/31/1996  04/30/1996  05/31/1996
                         Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                         Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                         ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Flexible Portfolio Funds

Average/Total              12191.77    12127.57    12506.87    12694.27    12953.46    13018.39    130087.23   13249.23    13416.59

                                       Source:  Lipper Analytical Services, Inc.


                   Lipper Flexible Portfolio growth $10,000

01/12/1999  SUMMARY

                         05/31/1996  06/30/1996  07/31/1996  08/31/1996  09/30/1996  10/31/1996  11/30/1996  12/31/1996  01/31/1997
                         06/30/1996  07/31/1996  08/31/1996  09/30/1996  10/31/1996  11/30/1996  12/31/1996  01/31/1997  02/28/1997
                         Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                         Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                         ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Flexible Portfolio Funds

Average/Total              13418.81    13042.92    13270.41    13745.16    13989.62    14656.57    14517.00    15010.08    15000.84

                                       Source:  Lipper Analytical Services, Inc.


                   Lipper Flexible Portfolio growth $10,000

01/12/1999  SUMMARY

                         02/28/1997  03/31/1997  04/30/1997  05/31/1997  06/30/1997  07/31/1997  08/31/1997  09/30/1997  10/31/1997
                         03/31/1997  04/30/1997  05/31/1997  03/30/1997  07/31/1997  08/31/1997  09/30/1997  10/31/1997  11/30/1997
                         Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                         Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                         ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Flexible Portfolio Funds

Average/Total              14580.67    14986.60    15648.20    16135.32    17063.19    16542.42    17244.65    16856.47    17146.37

                                       Source:  Lipper Analytical Services, Inc.


                   Lipper Flexible Portfolio growth $10,000

01/12/1999  SUMMARY

                         11/30/1997  12/31/1997  01/31/1998  02/28/1998  03/31/1998  04/30/1998  05/31/1998  06/30/1998  07/31/1998
                         12/31/1994  01/31/1998  02/28/1998  03/31/1998  04/30/1998  05/31/1998  06/30/1998  07/31/1998  08/31/1998
                         Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                         Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                         ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Flexible Portfolio Funds

Average/Total              17368.57    17476.69    18329.99    18941.99    19123.24    18885.52    19230.40    18973.30    17078.24

                                       Source:  Lipper Analytical Services, Inc.


                   Lipper Flexible Portfolio growth $10,000

01/12/1999  SUMMARY

                         08/31/1998  09/30/1998  10/31/1998  11/30/1998
                         09/30/1998  10/31/1998  11/30/1998  12/31/1998
                         Sys Inv     Sys Inv     Sys Inv     Sys Inv
                         Tot Return  Tot Return  Tot Return  Tot Return
                         ----------  ----------  ----------  ----------
Flexible Portfolio Funds

Average/Total              17753.97    18642.71    19412.08    20160.82

                                       Source:  Lipper Analytical Services, Inc.


                               INVESTMENT REVIEW


Q: HOW DID THE FUND PERFORM FROM JULY 1 THROUGH DECEMBER 31, 1998?

A: The Fund returned 0.2% over the second half of 1998, underperforming its benchmark, a blend of 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index, which returned 8%.

Q: HOW WAS PERFORMANCE AFFECTED BY THE STEEP CORRECTION IN THE EQUITIES MARKET IN THE THIRD QUARTER AND THE STRONG RALLY IN THE FOURTH QUARTER?

A: The Montgomery U.S. Asset Allocation Fund's positioning going into the third quarter helped smooth returns as the U.S. equity markets corrected sharply. The Fund was positioned with target weightings of 40% equities and 60% bonds, a cautious stance relative to the Fund's neutral weighting of 60% equities and 40% bonds. During the market turmoil of the third quarter, the Fund benefited from its overweight position in fixed-income securities, which rallied on the back of the "flight to quality" prompted by investor aversion to risk. As a result, while the S&P 500 returned -9.9% for the quarter, the Fund was down by 6.3%, and the Fund's benchmark declined by 4.1%.

At the beginning of October, the Fund was still conservatively positioned. As the Federal Reserve began to reduce interest rates to combat deflationary pressures and ease the credit crunch that had become evident in the fixed-income markets, it became clear that equities were oversold. We began to gradually increase the equity allocation with the intention of moving to a neutral weighting during the quarter. Because the equity markets rallied far more quickly than we anticipated, the transition to a neutral weighting was not completed in time to take full advantage of this rapid recovery. Consequently, the Fund underperformed both its benchmark and the S&P 500 during the fourth quarter.

Q:   WHAT IMPACT DID STOCK SELECTION PLAY IN THE FUND'S PERFORMANCE?

A: Both asset allocation and stock selection contributed to the Fund's third-quarter showing and its fourth-quarter underperformance. Good stock selection in the fixed-income portfolio added 10 basis points (0.1%) to performance over the benchmark, despite the Fund's overweight position in the troubled corporate bond market.

In contrast, the equity portion of the Fund (represented by the Montgomery Growth Fund) underperformed its benchmark, largely due to the unusual characteristics of the equity markets in 1998. Our emphasis continues to be on growth stocks trading at reasonable valuations. The most attractive opportunities identified by our investment process tended to be companies outside the "nifty-fifty" large-cap stocks that were the strongest performers for much of 1998. Although investor interest became more broadly based at times during the second half of 1998, the majority of S&P 500 returns continued to be generated by the 50 largest-capitalization stocks. Thus, while the S&P 500 rallied by 21.3% during the fourth quarter, the majority of stocks failed to realize similar gains.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                             U.S. Asset Allocation
                                     Fund

                                  Investments

Q: What is the current positioning of the Fund?

A: Because of the wealth of intangibles facing investors in the coming year, on balance we have decided to maintain a neutral asset allocation--60% equity holdings and 40% fixed-income holdings--moving into the first quarter. On the equity side, we will continue to pursue our careful and thorough stock selection process in our effort to add value to the Fund.

On the fixed-income side, our strategy has altered slightly. We have long believed that many of the "traps" in the bond market are yield traps. We have found that by purchasing bonds with lower yields, we have still been able to enjoy significant outperformance relative to the Lehman Brothers Aggregate Bond Index. In our opinion we may need to pursue a different strategy in 1999 and invest in higher-yielding bonds while keeping a watchful eye on the risk factors. Because corporate bond spreads have already discounted a recession, the corporate sector now appears to offer good value in relation to risk. Similarly, mortgage-backed securities continue to discount significant volatility in the market, whereas we believe that the bond markets are likely to be less volatile over the coming year.


Q: Why is the Fund a valuable addition to an investor's portfolio today?

A: Two words sum up why we believe that the Montgomery U.S. Asset Allocation Fund would make a valuable addition to any investor's portfolio in 1999: volatility and uncertainty. The Fund's performance in the third quarter proved that it can help smooth investors' returns during a difficult and volatile period. Against such an unpredictable global backdrop, the equities market could experience the kind of turbulence that it suffered in August and September 1998 in the coming year.

Moreover, such a diversified Fund lowers risk and therefore offers peace of mind in an uncertain investment environment. After the difficulties experienced in the third quarter of 1998, we have found this to be particularly important. We have also found that if investors are comfortable with their risk exposure, they are less likely to panic in a market correction and make investment decisions they may later regret.



PORTFOLIO INVESTMENTS

December 31, 1998 (Unaudited)

INVESTMENT COMPANY SECURITIES -- 101.3%
   Shares                                                     value (Note 1)
BOND MUTUAL FUND-TAXABLE -- 40.4%
   3,564,997   Montgomery Total Return Bond Fund.............  $  43,457,315

EQUITY MUTUAL FUND -- 60.9%
   3,181,843   Montgomery Growth Fund........................     65,609,606
                                                                  ----------

TOTAL INVESTMENTS -- 101.3%
(Cost $116,468,751)..........................................  $ 109,066,921

OTHER ASSETS AND LIABILITIES -- (1.3)%
(Net)........................................................     (1,404,373
                                                                 -----------

NET ASSETS -- 100.0%.........................................  $ 107,662,548
                                                                 ===========

                   *Aggregate cost for federal tax purposes.

The accompanying notes are an integral part of these financial statements.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                            Total Return Bond Fund

                             Portfolio Highlights
                                  (Unaudited)

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

William Stevens.........................................Senior Portfolio Manager


-------------------------------------------------------------------------------
FUND PERFORMANCE
-------------------------------------------------------------------------------
                         Average annual total returns
                         for the period ended 12/31/98

--------------------------------------------------------------------------------
                                  MONTGOMERY
                            TOTAL RETURN BOND FUND

Since inception (6/30/97).................................................10.21%
One year...................................................................8.72%

--------------------------------------------------------------------------------

                                LEHMAN BROTHERS
                             AGGREGATE BOND INDEX

Since 6/30/97............................................................10.15%
One year..................................................................8.69%

--------------------------------------------------------------------------------

Performance is cumulative and for a limited period of time. Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.



                         FIRST DATA INVESTOR SERVICES

                    MUTUAL FUND HYPOTHETICAL ANALYSIS PAGE

                                                                        01/09/99



MONTGOMERY TOTAL RETURN BOND(R)
Initial Investment:     $10,000    Period: 06/30/97 - 12/98
This is a no load fund.

                                         Growth of               Value of                 Growth of
                                         Initial                 Reinvested               Investment With
   Date                      NAV         Investment              Distributions            Distributions Reinvested
    06/30/97                12.00           $10,000                  $    0                    $10,000
    06/97                   12.00           $10,000                  $    0                    $10,000
    07/97                   12.27           $10,225                  $   51                    $10,276
    08/97                   12.09           $10,075                  $  101                    $10,176
    09/97                   12.22           $10,183                  $  150                    $10,333
    10/97                   12.35           $10,292                  $  201                    $10,493
    11/97                   12.35           $10,292                  $  251                    $10,543
    12/97                   12.29           $10,242                  $  404                    $10,646
    01/98                   12.40           $10,333                  $  459                    $10,792
    02/98                   12.33           $10,275                  $  504                    $10,779
    03/98                   12.32           $10,267                  $  557                    $10,824
    04/98                   12.30           $10,250                  $  610                    $10,860
    05/98                   12.38           $10,317                  $  668                    $10,985
    06/98                   12.44           $10,367                  $  725                    $11,092
    07/98                   12.40           $10,333                  $  777                    $11,110
    08/98                   12.58           $10,483                  $  843                    $11,326
    09/98                   12.79           $10,658                  $  911                    $11,569
    10/98                   12.63           $10,525                  $  954                    $11,479
    11/98                   12.60           $10,500                  $1,006                    $11,506
    12/98                   12.19           $10,158                  $1,417                    $11,575

Prepared by The Performance Measurements and Analytics Department.


                                  Lehman Bros Aggregate Bnd Growth $10,000
01/13/1999

                         06/30/1997 07/31/1997 08/31/1997 09/30/1997 10/31/1997 11/30/1997 12/31/1997 01/31/1998 02/29/1998
                         07/31/1997 08/31/1997 09/30/1997 10/31/1997 11/30/1997 12/31/1997 01/31/1998 02/28/1998 03/31/1998

  Fund                   Sys Inv    Sys Inv    Sys Inv    Sys Inv    Sys Inv    Sys Inv    Sys Inv    Sys Inv    Sys Inv
  Name                   Tot Return Tot Return Tot Return Tot Return Tot Return Tot Return Tot Return Tot Return Tot Return
  ---------------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
  No Objective Assigned

  Lehman Aggregate Bd Tr   10269.67   10182.07   10332.24   10482.13   10530.40   10636.42   10772.97   10764.86   10801.85

                                        Source: Lipper Analytical Services, Inc.

                                  Lehman Bros Aggregate Bnd Growth $10,000
01/13/1999

                        03/31/1998  04/30/1998  05/13/1998  06/30/1998  07/31/1998  08/31/1998  09/30/1998  10/31/1998  11/30/1998
                        04/30/1998  05/31/1998  06/30/1998  07/31/1998  08/31/1998  09/30/1998  10/31/1998  11/30/1998  12/31/1998
                        Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                        Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                        ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
No Objective Assigned

Lehman Aggregate Bd Tr    10858.23    10961.23    11054.19    11077.71    11257.99    11521.61    11460.69    11525.74    11560.39

                                        Source: Lipper Analytical Services, Inc.


                                    Lipper Interm Inv Gr Debt Growth $10 000
01/12/1999  SUMMARY

                                 06/30/1997  07/31/1997  08/31/1997  09/30/1991  10/31/1997  11/30/1997  12/31/1997  01/31/1998
                                 07/31/1997  08/31/1997  09/30/1997  10/31/1997  11/30/1997  12/31/1997  01/31/1998  02/28/1998
   Fund                     Inv  Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
   Name                     Obj  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
   ----------------------- ----- ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
   Intermediate Investment Grade Debt Funds

   Average/Total                   10261.46    10170.54    10316.37    10434.05    10464.53    10559.13    10696.33    10681.51

                                        Source: Lipper Analytical Services, Inc.

                                  Lipper Interm Inv Gr Debt Growth  $10,000
01/12/1999    SUMMARY

                      02/28/1998  03/31/1998  04/30/1998  05/31/1998  06/30/1998  07/31/1998  08/31/1998  09/30/1998  10/31/1998
                      03/31/1998  04/30/1998  05/31/1998  06/30/1998  07/31/1998  08/31/1998  09/30/1998  10/31/1998  11/30/1998
                      Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                      Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                      ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Intermediate Investment Grade Debt Funds

Average/Total           10720.30    10766.05    10859.99    10937.90    10957.49    11085.45    11324.79    11235.09    11288.92

                                        Source: Lipper Analytical Services, Inc.



                                  Lipper Interm Inv Gr Debt Growth $10.000
01/12/1999  SUMMARY
                        11/30/1998
                        12/31/1998
                        Sys Inv
                        Tot Return
                        ----------

Intermediate Investment Grade Debt Funds

Average/Total             11327.14



                                        Source: Lipper Analytical Services, Inc.

INVESTMENT REVIEW

Q: HOW DID THE MONTGOMERY TOTAL RETURN BOND FUND PERFORM OVER THE SECOND HALF OF 1998?

A: For the six months ended December 31, 1998, the Fund's total return was 4.4%. This was marginally below its benchmark, the Lehman Brothers Aggregate Bond Index, which returned 4.6%, but 65 basis points ahead of the average intermediate investment-grade fund, which returned 3.7% according to Lipper Analytical Services. The Fund enjoyed strong performance for the year as a whole, however, returning 8.7% compared with an 8.7% return for the benchmark and 7.3% for the average investment-grade fund.

Q: WHAT FACTORS CONTRIBUTED MOST TO THE FUND'S PERFORMANCE?

A: In the third quarter, the Fund increased its position in U.S. Treasury securities and other liquid investments and extended its duration slightly to take advantage of rising bond prices. During the third quarter, disruptive events around the world--including Russia's default on some of its short-term debt and ongoing financial problems in the emerging markets--continued to send investors scurrying toward the most liquid, high-quality U.S. investments, pushing bond yields to historic lows. The yield on the 30-year Treasury bond finished the third quarter at a remarkable 5%, the lowest yield on any long-term U.S. government bond since 1967.

The bond market rally, concentrated in Treasuries, lost some steam in the fourth quarter. At the beginning of the quarter, the bond market experienced significant turmoil. A credit crunch developed as the market became greatly concerned about the effects of the near collapse of Long-Term Capital Management, a highly leveraged hedge fund. The Montgomery Total Return Bond Fund managed to steer clear of the major turmoil caused by this development and the subsequent bailout of Long-Term Capital Management by several Wall Street firms under the sponsorship of the Federal Reserve Bank of New York. Stability returned to the global markets as the Fed stepped into the breach by lowering the federal funds rate from 5.5% to 4.75% in a series of three moves from the end of September through mid-November. In addition, a strong economy, a revival in interest in the stock market and a weakening dollar all made Treasury bonds less attractive.

Q: WERE THERE ANY DISAPPOINTMENTS?

A: The Fund underperformed the Lehman Brothers Aggregate Bond Index by a small margin in the fourth quarter. Although the Fund avoided the major disasters that were developing in the market, a number of small factors played against it. Even though the Fund's interest rate risk was reduced, its duration was still slightly longer than the benchmark's as rates rose. In addition, the Fund maintained a position in REIT (Real Estate Investment Trust) debt. Although the long-term credit quality of these investments is strong, they were some of the worst performers in the corporate bond sector. Likewise, mortgage-backed issues generally don't perform well in periods of volatility. Given the high volatility of the bond market, the Fund's return was reduced because of its overexposure to the mortgage market compared with the index. Further, the Fund's

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                            Total Return Bond Fund

                             Portfolio Highlights


overweighting in the agency market was no safe haven, because interest rate swap spreads exploded, raising the rates at which agencies were able to issue new debt. Finally, because the market's volatility encouraged bond dealers to reduce the number of their safest positions, liquidity became very poor in the bond market. As a result, it was difficult to add to returns through relative-value trading. Nevertheless, the Fund's underperformance was negligible, and its overall performance for 1998 was ahead of the benchmark's.

Q: THERE IS CURRENTLY MUCH TALK IN THE BOND MARKET ABOUT INVESTING IN BONDS WITH HIGHER YIELDS THAN U.S. TREASURIES IN 1999. WHAT IS YOUR VIEW ABOUT THIS STRATEGY GIVEN AN EXPECTED DECLINE IN CORPORATE PROFITABILITY?

A: We have avoided higher-yielding bonds in the past, as often their performance fails to live up to expectations. Concurrent with the view of many other market participants, however, we believe that higher-yielding instruments are likely to offer a better return in 1999, because in our opinion Treasury bonds are unlikely to repeat their 1998 performance. Corporate bond spreads have already discounted a recession, and therefore look like they offer excellent reward for their added risk. Similarly, mortgage-backed security spreads continue to discount substantial volatility in the bond market, volatility that we expect to decline this year.

Q: WHAT CHALLENGES DO YOU SEE ARISING IN 1999, AND HOW IS THE FUND POSITIONED TO MEET THEM?

A: Because of the discontinuity between the world's markets and economies, and therefore the uncertainty over the direction in which the U.S. economy is headed, forecasting the outlook for the 1999 fixed-income market is extremely difficult. In the past the Fund has had relatively lower yields that we made up for by investing in higher-quality issues offering strong price performance that helped bolster performance. Given the current pricing of spread products in the market, however, we believe that strategically it may be better to invest in securities that offer higher yields than usual. Given our belief that the worst-case scenarios are reflected in these prices, this appears to be the right approach for 1999. Of course, that plan brings with it the need for close attention to the added risks, and we will be diligent to do so as we strive foremost for consistent, predictable returns.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS
--------------------------------------------------------------------------------
                     (as a percentage of total net assets)

FNMA, 6.500% due TBA.....................................................  13.8%

FHLMC, 9.000% Pass-through Pool
     due 09/01/05........................................................  11.4%

U.S. Treasury Bonds,
     8.875% due 02/15/19.................................................   8.2%

FHLMC, 6.000% due TBA....................................................   7.6%

FNMA, 9.000% Pass-through Pool
     due 09/01/07........................................................   7.2%

FHLB, 4.025% (FLTR) due 03/23/00.........................................   6.8%

FHLMC, 2098VA (PAC),
      6.OOO% due 10/15/05................................................   4.0%

FHLB, 4.625% (FLTR) due 03/22/00.........................................   3.7%

FNMA, 6.000% due TBA.....................................................   3.6%

Premier Trust, Series B1,
      10.500% due 12/20/05...............................................   3.5%



--------------------------------------------------------------------------------
ASSET MIX
--------------------------------------------------------------------------------
                    (as a percentage of total investments)

Agencies.................................................................  35.2%

Corporate Bonds and Notes................................................  20.5%

Mortgage Pass-throughs...................................................  14.9%

Collateralized Mortgage Obligations......................................  10.7%

Asset-Backed Securities..................................................   8.4%

Treasuries...............................................................   8.4%

Other....................................................................   1.9%


Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                            Total Return Bond Fund

                                  Investments

PORTFOLIO INVESTMENTS

December 31, 1998 (Unaudited)

ASSET-BACKED SECURITIES - 10.6%
Principal Amount                                                  Value (Note 1)
$ 1,300,000      Chase Manhattan Auto Owner Trust,
                 Series 1997-BA5, 6.600% due 03/15/02...........     $ 1,332,747
    176,907      Green Tree Home Improvement Loan
                 Trust, Series 1997-AHEA3,
                 6.620% due 03/15/28............................         181,216
  2,000,000      Master Financial Asset Securitization
                 Trust, Series 1998-IA2,
                 6.220% due 08/20/11............................       1,997,180
    600,000      Morgan Stanley Capital I Trust,
                 Series 1998-HF2A2,
                 6.480% due 11/15/30............................         624,234
  2,034,773      Premier Trust, Series BI,
                 10.500% due 12/20/05...........................       2,022,565
  2,202,448      Union Acceptance Corporation (UAC),
                 Series 1995-DI (PAC),
                 3.000% due 02/02/99............................           3,805
                                                                       ---------

TOTAL ASSET-BACKED SECURITIES
(Cost $6,132,014)...............................................       6,161,747
                                                                     -----------
CORPORATE BONDS AND NOTES - 25.7%
   1,200,000     Bristol-Myers Squibb Company, Deb.,
                 6.800% due 11/15/26............................       1,323,000
   1,400,000     Ford Motor Credit Company, Notes,
                 6.750% due 08/15/08............................       1,515,500
     200,000     Franchise Finance Corporation, MTN,
                 6.780% due 02/20/02............................         194,750
   1,205,000     Hunt (J.B.) Transport Services, Inc., Notes,
                 6.250% due 09/01/03............................       1,191,444
     875,000     IRT Property Company, Notes,
                 7.450% due 04/01/01............................         875,000
     950,000     Irvine Apartment Communities, Notes,
                 7.000% due 10/01/07............................         906,063
     650,000     Kimco Realty Corporation, Senior Notes,
                 6.500% due 10/01/03............................         650,000
     950,000     Lockheed Martin Corporation, Notes,
                 7.200% due 05/01/36............................       1,064,000
     625,000     Merck and Company, Inc., Deb.,
                 5.950% due 12/01/28............................         628,125
   1,250,000     Merrill Lynch and Company, Inc., Bond,
                 6.000% due 07/15/05............................       1,260,938

CORPORATE BONDS AND NOTES -- Continued
Principal Amount                                                  Value (Note 1)
     110,000     Occidental Petroleum Corporation, MTN,
                 9.750% due 06/15/01............................     $   119,350
     550,000     Price Reit Inc., Senior Notes,
                 7.250% due 11/01/00............................         557,563
     650,000     Raytheon Company, Notes,
                 6.750% due 08/15/07............................         684,125
     375,000     Security Capital Industrial Trust, Notes,
                 7.875% due 05/15/09............................         383,906
   1,000,000     Security Capital Pacific Trust, Notes,
                 7.550% due 08/01/08............................       1,003,750
     700,000     Tele-Communications Inc., Senior Notes,
                 7.250% due 08/01/05............................         757,750
     122,000     U S West Communications Corporation,
                 MTN, 5.000% due 03/15/99**.....................         122,114
     645,000     Vastar Resources, MTN,
                 6.960% due 02/26/07............................         676,444
   1,000,000     Viacom Inc., Notes,
                 7.750% due 06/01/05............................       1,091,250
                                                                     -----------

TOTAL CORPORATE BONDS AND NOTES
(Cost $14,773,622)..............................................      15,005,072
                                                                     -----------

FEDERAL HOME LOAN BANK (FHLB) - 18.5%
                 Agencies:
   1,550,000     6.400% (FLTR) due 07/30/99**...................       1,566,953
   2,150,000     4.625% (FLTR) due 03/22/00**...................       2,137,772
   4,000,000     4.025% (FLTR) due 03/23/00**...................       3,941,250
   2,000,000     4.210% (FLTR) due 04/05/00**...................       1,968,275
   1,150,000     5.000% (FLTR) due 04/14/00**...................       1,154,039
                                                                     -----------

TOTAL FEDERAL HOME LOAN BANK
(Cost $10,688,325)..............................................      10,768,289
                                                                      ----------

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 27.4%
   4,500,000     6.000% due TBA.................................       4,446,540
                 CMOs:
   1,480,000     1676KD (AD) 6.250% due 03/15/06................       1,516,653
   1,050,000     1604IA (PAC) 6.000% due 09/15/08...............       1,064,133
   2,277,331     2098VA (PAC) 6.000% due 10/15/05...............       2,318,252
                 Pass-throughs:
   6,415,172     POOL #B00688 9.000% due 09/01/05...............       6,677,292
                                                                       ---------

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION
(Cost $15,920,126)..............................................      16,022,870
                                                                     -----------

The accompanying notes are an integral part of these financial statements.

                             --------------------
                             The Montgomery Funds
                             --------------------
                            Total Return Bond Fund

                                  Investments

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 29.7%
Principal Amount                                                  Value (Note 1)
$ 2,100,000    6.000% due TBA.................................... $   2,114,438
  8,000,000    6.500% due TBA....................................     8,052,480
               CMOs:
  1,100,000    1993-234PB (PAC), 5.500% due 10/25/07.............     1,095,789
    700,000    1994-12PH (PAC), 6.250% due 01/25/09..............       711,592
    623,176    1988-16B (PAC), 9.500% due 06/25/18...............       666,798
    478,111    1993-159PA (PAC), Zero Coupon
               due 01/25/21......................................       462,720
               Pass-Throughs:
  4,055,751    Pool #323193 9.000% due 09/01/07..................     4,321,606
                                                                   ------------

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
(Cost $17,228,924)...............................................    17,335,423
                                                                   ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA) - 0.5%
(Cost $291,812)
               Pass-throughs:
    280,891    8.500% Pass-through Pools due
               01/15/23-07/15/23.................................       298,357

MUNICIPAL BOND - 2.3%
(Cost $1,298,190)
  1,300,000    Chicago, Illinois, Tax Increment Bonds,
               Central Loop, Series B,
               6.375% due 06/01/03...............................     1,348,750

U.S. TREASURY BONDS - 9.5%
  3,350,000    U.S. Treasury Bonds, 8.875% due 02/15/19..........     4,771,137
    660,000    U.S. Treasury Bonds, 6.500% due 11/15/26..........       767,455
                                                                   ------------

TOTAL U.S. TREASURY BONDS
(Cost $4,749,472)................................................     5,538,592
                                                                   ------------

U.S. TREASURY NOTES - 1.0%
(Cost $600,091)

Principal Amount                                                 Value (Note 1)
$    580,000   U.S. Treasury Notes, 6.625% due 06/30/01.......... $     606,732
TOTAL INVESTMENTS - 125.2%
(Cost $7,682,576*)...............................................    73,085,832

OTHER ASSETS AND LIABILITIES - (25.2)%
(Net)............................................................   (14,698,124)
                                                                   ------------

NET ASSETS - 100.00%............................................. $  58,387,708
                                                                  =============

*   Aggregate cost for federal tax purposes.
**  Floating-rate note reflects the rate in effect at December 31, 1998.

Abbreviations:
AD Accretion Directed: These bonds receive, as principal, the negative amortization from the accrual tranche(s) in a deal. These securities often have guaranteed final maturities.
CMO    Collateralized Mortgage Obligation
FLTR Floating-Rate Securities: bonds with coupon rates that adjust in proportion to an index.
MTN    Medium-Term Note.
PAC Planned Amortization Class: bonds that are protected in part from variations in prepayments, generally resulting in greater stability.
TAB    To-Be-Announced Security.

The accompanying note are an integral part of these financial statements.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                                Short Duration
                             Government Bond Fund

                             Portfolio Highlights

                                  (unaudited)

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

William Stevens........................................ Senior Portfolio Manager

--------------------------------------------------------------------------------
FUND PERFORMANCE
--------------------------------------------------------------------------------

                         Average annual total returns
                         for the period ended 12/31/98

--------------------------------------------------------------------------------

                           MONTGOMERY SHORT DURATION
                             GOVERNMENT BOND FUND

Since inception (12/31/92).............................................  6.69%
One year..............................................................   7.38%
Five years............................................................   6.37%
--------------------------------------------------------------------------------

                          LEHMAN BROTHERS GOVERNMENT
                              BOND 1-3 YEAR INDEX

Since 12/31/92.........................................................  5.86%
Once year.............................................................   6.97%
Five years............................................................   5.96%
--------------------------------------------------------------------------------
Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Fund performance presented is for Class R shares.



                        GROWTH OF A $10,000 INVESTMENT

                              GRAPH APPEARS HERE

/1/ The Lehman Brothers Government Bond 1-3 Year Index comprises all U.S.
    government issues with maturities of one to three years.

/2/ The Lipper Short U.S. Government Funds Average universe consists of 32 funds.

                        GROWTH OF A $10.000 INVESTMENT

                         FIRST DATA INVESTOR SERVICES

                      MUTUAL FUND HYPOTHETICAL ANALYSIS


MONTGOMERY SHORT DURATION GOVT 30(R)
Initial Investment:        $10,000  Period: 12/18/92 12/98
This is a no load fund.

                                                 Growth of      Value of                Growth of
                                                 Initial        Reinvested              Investment
         Date                  NAV               Investment     Distributions           Distributions Reinvested
       12/18/92               10.00                $ 10,000        $     0                  $ 10,000
       12/92                  10.02                $ 10,020        $    23                  $ 10,043
       01/93                  10.10                $$10,100        $    75                  $ 10,175
       02/93                  10.14                $ 10,140        $   128                  $ 10,268
       03/93                  10.17                $ 10,170        $   180                  $ 10,350
       04/93                  10.19                $ 10,190        $   235                  $ 10,425
       05/93                  10.16                $ 10,160        $   282                  $ 10,442
       06/93                  10.23                $ 10,230        $   335                  $ 10,363
       07/93                  10.23                $ 10,230        $   393                  $ 10,623
       08/93                  10.25                $ 10,250        $   449                  $ 10,699
       09/93                  10.25                $ 10,250        $   508                  $ 10,758
       10/93                  10.23                $ 10,230        $   566                  $ 10,796
       11/93                  10.18                $ 10,180        $   617                  $ 10,797
       12/93                  10.10                $ 10,100        $   756                  $ 10,356
       01/94                  10.13                $ 10,130        $   810                  $ 10,940
       02/94                  10.03                $ 10,030        $   850                  $ 10,880
       03/94                   9.94                $  9,940        $   891                  $ 10,831
       04/94                   9.86                $  9,860        $   931                  $ 10,791
       05/94                   9.82                $  9,820        $   979                  $ 10,799
       06/94                   9.80                $  9,800        $ 1,029                  $ 10,829
       07/94                   9.85                $  9,850        $ 1,088                  $ 10,938
       08/94                   9.83                $  9,830        $ 1,141                  $ 10,971
       09/94                   9.75                $  9,750        $ 1,188                  $ 10,931
       10/94                   9.72                $  9,720        $ 1,241                  $ 10,961
       11/94                   9.65                $  9,630        $ 1,290                  $ 10,940
       12/94                   9.63                $  9,630        $ 1,349                  $ 10,979
       01/95                   9.71                $  9,710        $ 1,423                  $ 11,133
       02/95                   9.79                $  9,790        $ 1,497                  $ 11,287
       03/95                   9.79                $  9,790        $ 1,561                  $ 11,351
       04/95                   9.82                $  9,520        $ 1,628                  $ 11,461
       05/95                   9.94                $  9,940        $ 1,711                  $ 11,651
       06/95                   9.95                $  9,950        $ 1,775                  $ 11,725
       07/95                   9.92                $  9,920        $ 1,532                  $ 11,732
       08/95                   9.94                $  9,960        $ 1,895                  $ 11,835
       09/95                   9.96                $  9,960        $ 1,958                  $ 11,918
       10/95                   9.98                $  9,980        $ 2,024                  $ 12,004
       11/95                  10.04                $ 10,040        $ 2,095                  $ 12,133
       12/95                  10.08                $ 10,080        $ 2,762                  $ 12,262
       01/96                  10.11                $ 10,110        $ 2,226                  $ 12,336
       02/96                  10.02                $ 10,020        $ 2,261                  $ 12,281
       03/96                   9.97                $  9,970        $ 2,310                  $ 12,210

Prepared by The Performance Measurements and Analytics Department.


                         FIRST DATA INVESTOR SERVICES

                       MUTUAL FUND HYPOTHETICAL ANALYSIS



MONTGOMERY SHORT DURATION GOVT BD(R)
Initial Investment               $10,000   Period:  12/18/92 - 12/98
This is a no Load fund.

                                           Growth of          Value of              Growth of
                                           Initial            Reinvested            Investment with
      Date                 NAV             Investment         Distribution          Distribution Reinvested
      04/96                9.92               $ 9,920            $   2,357               $12,277
      05/96                9.88               $ 9,880            $   2,408               $12,288
      06/96                9.92               $ 9,920            $   2,478               $12,398
      07/96                9.91               $ 9,910            $   2,538               $12,448
      08/96                9.89               $ 9,890            $   2,595               $12,485
      09/96                9.93               $ 9,930            $   2,668               $12,598
      10/96               10.01               $10,010            $   2,750               $12,760
      11/96               10.06               $10,060            $   2,827               $12,887
      12/96               10.00               $10,000            $   2,872               $12,872
      01/97               10.00               $10,000            $   2,936               $12.936
      02/97                9.97               $ 9,970            $   2,987               $12,957
      03/97                9.90               $ 9,900            $   3,030               $12,930
      04/97                9.94               $ 9,940            $   3,105               $13,045
      05/97                9.96               $ 9,960            $   3,176               $13,136
      06/97                9.99               $ 9,990            $   3,250               $13,210
      07/97               10.07               $10,070            $   3,340               $13,410
      08/97               10.02               $10,020            $   3,388               $13,408
      09/97               10.06               $10,060            $   3,464               $13,524
      10/97               10.10               $10,100            $   3,542               $13,642
      11/97               10.08               $10,080            $   3,598               $13,678
      12/97               10.10               $10,100            $   3,669               $13,769
      01/98               10.16               $10,160            $   3,757               $13,917
      02/96               10.12               $10,120            $   3,807               $13,927
      03/98               10.11               $10,110            $   3,875               $13,985
      04/98               10.11               $10,710            $   3,946               $14,058
      05/98               10.13               $10,130            $   4,026               $14,156
      06/98               10.14               $10,140            $   4,102               $14,242
      07/98               10.15               $10,150            $   4,170               $14,320
      08/98               10.24               $10,240            $   4,270               $14,510
      09/98               10.33               $10,330            $   4,368               $14,698
      10/98               10.32               $10,320            $   4,425               $14,745
      11/91               10.26               $10,260            $   4,658               $14,718
      12/98               10.21               $10,210            $   4,575               $14,785

Prepared by The Performance Measurements and Analytics Department.


--------------------------------------------------------------------------------
                Lehman Brothers 1-3 Year Government Bond Index
                ----------------------------------------------

Source: Bloomberg(LEHM)

------------------------------------------------------------------------------------------------
                          Since         Since
                        Inception     Inception    1 Month     3 Month    6 Month
Date      Value         Aggregate     Aggregate    Return      Return     Return      YTD Return
------------------------------------------------------------------------------------------------
12/31/92  10,000.00
 1/31/93  10,105.00    1.0500%                      1.050%
 2/28/93  10,185.84    1.8584%                      0.800%
 3/31/93  10,217.42    2.1742%                      0.310%     2.1742%
 4/30/93  10,279.74    2.7974%                      0.610%     1.7293%
 5/31/93  10,255.07    2.5507%                     -0.240%     0.6767%
 6/30/93  10,331.98    3.3198%                      0.750%     1.1213%     3.3198%
 7/31/93  10,354.71    3.5471%                      0.220%     0.7293%     2.4712%
 8/31/93  10,440.66    4.4066%                      0.830%     1.8097%     2.5012%
 9/30/93  10,474.07    4.7407%                      0.320%     1.3752%     2.5119%
10/31/93  10,497.11    4.9711%                      0.220%     1.3752%     2.1145%
11/30/93  10,499.21    4.9921%                      0.020%     4.5608%     2.3807%
12/31/93  10,541.21    5.4121%                      0.400%     4.6400%     2.0250%
 1/31/94  10,606.56    6.0656%        6.0656%       0.620%     1.0427%     2.4122%
 2/28/94  10,548.86    5.4186%        5.0230%      -0.610%     0.4062%     0.9694%
 3/31/94  10,488.10    4.8810%        4.1878%      -0.510%    -0.5038%     0.1340%
 4/30/94  10,448.24    4.4824%        3.5882%      -0.300%    -1.4926%    -0.4655%
 5/31/94  10,462.87    4.6287%        3.4639%       0.140%    -0.7493%    -0.1461%
 6/30/94  10,489.03    4.8903%        3.4418%       0.250%     0.00895    -0.4950%
 7/31/94  10,583.43    5.8343%        3.8635%       0.900%     1.2939%    -0.2181%
 8/31/94  10,618.36    6.1836%        3.8684%       0.330%     1.4861%     0.7250%
 9/30/94  10,593.93    5.9393%        3.5303%      -0.230%     1.0001%     1.0091%
10/31/94  10,618.30    6.1830%        3.4918%       0.230%     0.3295%     1.6276%
11/30/94  10,573.70    5.7370%        3.0951%      -0.420%    -0.4205%     1.0593%
12/31/94  10,593.79    5.9379%        3.0579%       0.190%    -0.0013%     0.9988%
 1/31/95  10,737.87    7.3787%        3.6237%       1.360%     1.1261%     1.4592%
 2/28/95  10,883.98    8.8390%        4.1629%       1.360%     2.9337%     2.5008%
 3/31/95  10,944.85    9.4485%        4.2651%       0.560%     3.3138%     3.3125%
 4/30/95  11,042.26   10.4226%        4.5176%       0.890%     2.8348%     3.9928%
 5/31/95  11,231.09   12.3109%        5.1119%       1.710%     3.1899%     6.2171%
 6/30/95  11,291.73   12.9173%        5.1680%       0.510%     3.1693%     6.5882%
 7/31/95  11,291.73   13.3690%        5.1559%       0.400%     2.6683%     5.5787%
 8/31/95  11,336,90   14.0492%        5.2257%       0.600%     1.5478%     4.7871%
 9/30/95  11,460.81   14.6081%        5.2534%       0.490%     1.4973%     4.7141%
10/31/95  11,555,93   15.5593%        5.4035%       0.830%     1.9320%     4.6518%
11/30/95  11,654.16   16.5416%        5.5578%       0.850%     2.1853%     3.7670%
12/31/95  11,741.56   17.4156%        5.6621%       0.750%     2.4497%     3.9837%
 1/31/96  11,841.37   18.4137%        5.7955%       0.850%     2.4700%     4.4498%
 2/29/96  11,795.18   17.9518%        5.5234%      -0.390%     1.2101%     3.4219%
 3/31/96  11,786.93   17.8691%        5.3478%      -0.070%     0.3864%     2.8455%
 4/30/96  11,798.71   17.9871%        5.2415%       0.100%     0.3602%     2.1009%
 5/31/96  11,824.67   18.2467%        5.1740%       0.220%     0.2500%     1.4631%
 6/30/96  11,910.99   19.1099%        5.2710%       0.730%     1.0526%     1.4430%
 7/31/96  11,957.44   19.5744%        5.2572%       0.390%     1.1451%     0.9801%
 8/31/96  12,001.69   20.0169%        5.2382%       0.370%     1.4970%     1.7507%

------------------------------------------------------------------------------------------------------------------------------------
                          2 Year       2 Year     3 Year        3 Year        4 Year         4 Year       5 Year         5 Year
  Date        1 Year    Aggregate    Aggregate   Aggregate    Annualized     Aggregate     Annualized    Aggregate     Annualized
------------------------------------------------------------------------------------------------------------------------------------
12/31/92
 1/31/93
 2/28/93
 3/31/93
 4/30/93
 5/31/93
 6/30/93
 7/31/93
 8/31/93
 9/30/93
10/31/93
11/30/93
12/31/93      5.4121%
 1/31/94      4.9635%
 2/28/94      3.4953%
 3/31/94      2.6492%
 4/30/94      1.6392%
 5/31/94      2.0263%
 6/30/94      1.5200%
 7/31/94      2.2088%
 8/31/94      1.7020%
 9/30/94      1.1444%
10/31/94      1.1545%
11/30/94      0.2095%
12/31/94      0.4989%    5.9379%    2.9262%
 1/31/95      1.2380%    6.2629%    3.0839%
 2/28/95      3.2446%    6.8533%    3.3699%
 3/31/95      4.3550%    7.1196%    3.4988%
 4/30/95      5.6853%    7.4177%    3.6425%
 5/31/95      7.3423%    9.5174%    4.6506%
 6/30/95      7.6528%    9.2891%    4.5414%
 7/31/95      7.1193%    9.4854%    4.6353%
 8/31/95      7.4076%    9.2357%    4.5159%
 9/30/95      8.1827%    9.4208%    4.6044%
10/31/95      8.8303%   10.0868%    4.9222%
11/30/95     10.2183%   11.0001%    5.1567%
12/31/95     10.8344%   11.18755    5.5402%     17.4156%    5.4974%
 1/31/96     10.2767%   11.6419%    5.6607%     17.1832%    5.4278%
 2/29/96      8.3727%   11.8890%    5.7857%     15.7998%    5.0207%
 3/31/96      7.6938%   12.3838%    6.0197%     15.3611%    4.8876%
 4/30/96      6.8505%   12.9253%    6.2752%     14.7764%    4.7098%
 5/31/96      5.2852%   13.0155%    6.1177%     15.3056%    4.8708%
 6/30/96      5.4842%   13.5567%    6.5722%     15.2827%    4.8678%
 7/31/96      5.4737%   12.9827%    6.3022%     15.4783%    4.9232%
 8/31/96      5.2125%   13.0277%    6.3234%     14.9514%    4.7631%


--------------------------------------------------------------------------------
                LEHMAN BROTHERS 1-3 YEAR GOVERNMENT BOND INDEX
                ----------------------------------------------
 Source: Bloomberg (LEHM)

------------------------------------------------------------------------------------------------------------------------------------
                      Since      Since
                    Inception  Inception   1 Month   3 Month  6 Month                            2 Year    2 Year         3 Year
Date      Value     Aggregate  Annualized   Return    Return   Return   YTD Return   1 Year     Aggregate  Annualized   Aggregate
------------------------------------------------------------------------------------------------------------------------------------
 9/30/96  12,110.90  21.1090%     5.3786%   0.910%   1.6784%  2.7486%                5.6723%    14.3192%    6.9300%      15.6275%
10/31/96  12,247.76  22.4776%     5.5703%   1.130%   2.4279%  3.8058%                5.9868%    15.3457%    7.4096%      16.6774%
11/30/96  12,338.39  23.3839%     5.6512%   0.740%   2.8055%  4.3445%                5.8712%    16.6894%    8.0343%      17.5173%
12/31/96  12,340.86  23.4086%     5.5308%   0.020%   1.8987%  3.6090%                5.1040%    16.4914%    7.9424%      17.0725%
 1/31/97  12,400.09  24.0009%     5.5369%   0.480%   1.2438%  3.7019%                4.7184%    15.4800%    7.4722%      16.9096%
 2/28/97  12,429.85  24.2985%     5.4767%   0.240%   0.7413%  3.5675%                5.3807%    14.2040%    6.8566%      17.9095%
 3/31/97  12,419.91  24.1991%     5.3418%   0.080%   0.6406%  2.5515%                5.3702%    13.4772%    6.5164%      18.4191%
 4/30/97  12,521.75  25.2175%     5.4383%   0.820%   0.9811%  2.2371%                6.1281%    13.3984%    6.4795%      19.8455%
 5/31/97  12,609.40  26.0940%     5.4987%   0.700%   1.4445%  2.1965%                6.6364%    12.2724%    5.9503%      20.5157%
 6/30/97  12,696.41  26.9641%     5.5579%   0.690%   2.2263%  2.8811%                6.5941%    12.4199%    6.0292%      21.0447%
 7/31/97  12,834.80  28.3480%     5.7046%   1.090%   2.5000%  3.5057%                7.3373%    13.2126%    6.3924%      21.2726%
 8/31/97  12,847.64  28.476?%     5.6190%   0.100%   1.8893%  3.3611%                7.0486%    12.6499%    6.1280%      20.9946%
 9/30/97  12,945.28  29.4528%     5.6887%   0.760%   1.9601%  4.2300%                6.8895%    12.9526%    6.2703%      22.1952%
10/31/97  13,041.07  30.4107%     5.7482%   0.740%   1.6071%  4.147?%                6.4772%    12.8518%    6.2229%      22.8170%
11/30/97  13,073.68  30.7368%     5.7023%   0.250%   1.7594%  3.6819%                5.9593%    12.1801%    5.9069%      23.6433%
12/31/97  13,161.27  31.6127%     5.7446%   0.670%   1.6685%  3.6613%                6.6479%    12.0913%    5.86?9%      24.2357%
 1/31/98  13,287.62  32.8762%     5.8464%   0.960%   1.8905%  3.5280%    0.9600%     7.1574%    12.2136%    5.9225%      23.7454%
 2/28/98  13,299.58  32.9958%     5.7743%   0.090%   1.7279%  3.5177%    1.0509%     6.9970%    12.7543%    6.1858%      22.1949%
 3/31/98  13,351.44  33.5144%     5.7564%   0.390%   1.4450%  3.1376%    1.445?%     7.5003%    13.2733%    6.4299%      21.9883%
 4/30/98  13,415.53  34.1553%     5.7602%   0.480%   0.9627%  2.8714%    1.9?19%     7.1378%    13.7033%    6.6318%      21.4926%
 5/31/98  13,486.63  34.8663%     5.7707%   0.530%   1.4065%  3.1587%    2.4721%     6.9569%    14.0550%    6.7966%      20.0831%
 6/30/98  13,556.76  35.5676%     5.7819%   0.520%   1.5378%  3.0050%    3.0050%     6.7764%    13.8173%    6.6852%      20.0592%
 7/31/98  13,620.48  36.2048%     5.7803%   0.470%   1.5277%  2.5051%    3.4891%     6.1215%    13.9080%    6.7277%      20.1429%
 8/31/98  13,786.65  37.8665%     5.9197%   1.220%   2.2246%  3.6623%    4.7517%     7.?089%    14.8726%    7.1786%      20.8833%
 9/30/98  13,972.77  39.7277%     6.0821%   1.350%   3.0686%  4.6536%    6.1658%     7.9372%    15.3735%    7.4120%      21.9179%
10/31/98  14,041.24  40.4124%     6.0798%   0.490%   3.0891%  4.6640%    6.6860%     7.6693%    14.6433%    7.0716%      21.5068%
11/30/98  14,027.20  40.2720%     5.9734%   0.100%   1.7448%  4.0081%    6.5794%     7.29?4%    13.6874%    6.6243%      20.3622%
12/31/98  14,080.50  40.8050%     5.8665%   0.380%   0.7710%  3.863?%    6.9844%     6.9844%    14.0966%    6.8160%      19.9201%

-------------------------------------------------------------------------
            3 Year      4 Year       4 Year      5 Year       5 Year
Date      Annualized   Aggregate   Annualized   Aggregate   Annualized
-------------------------------------------------------------------------
 9/30/96   4.9684%
10/31/96   5.2858%
11/30/96   5.5383%
12/31/96   5.4047%     2?.4086%      5.4103%
 1/31/97   5.3557%     22.7124%      5.2611%
 2/28/97   5.6399%     22.0307%      5.0999%
 3/31/97   5.7917%     21.5563%      4.9977%
 4/30/97   6.2144%     21.8100%      5.0524%
 5/31/97   6.4118%     22.9578%      5.2988%
 6/30/97   6.?671%     22.8845%      5.28?2%
 7/31/97   6.6339%     21.9513%      5.5108%
 8/31/97   6.5525%     23.0539%      5.3194%
 9/30/97   6.9034%     23.5936%      5.4346%
10/31/97   7.0843%     24.2349%      5.5710%
11/30/97   7.3237%     24.5205%      5.6316%
12/31/97   7.4946%     24.8554%      5.7025%    31.6127%      5.6444%
 1/31/98   7.3532%     25.2773%      5.7916%    31.4955%      5.6256%
 2/28/98   6.9033%     26.1596%      5.9773%    30.?693%      5.4764%
 3/31/98   6.8431%     27.3009%      6.2160%    30.?734%      5.4933%
 4/30/98   6.6983%     28.3999%      6.4443%    30.5045%      5.4660%
 5/31/98   6.2845%     28.8999%      6.5478%    31.5118%      5.6282%
 6/30/98   6.2774%     29.2471%      6.6194%    31.2116%      5.5800%
 7/31/98   6.3021%     28.6963%      6.5057%    31.5389%      5.6326%
 8/31/98   6.5198%     29.8379%      6.7409%    32.0477%      5.7141%
 9/30/98   6.8226%     31.8941%      7.1607%    33.4035%      5.9302%
10/31/98   6.7025%     32.2362%      7.2301%    33.7629%      5.9872%
11/30/98   6.3667%     32.6611%      7.3161%    33.6024%      5.9617%
12/31/98   6.2364%     32.9127%      7.3669%    33.5758%      5.9575%

                                    Page 2


                   Lipper Short US Govt Fund growth $10,000

01/12/1999  SUMMARY

                                   12/31/1992  01/31/1993  02/28/1993  03/31/1993  04/30/1993  05/31/1993  06/30/1993  07/31/1993
                                   01/31/1993  02/28/1993  03/31/1993  04/30/1993  05/31/1993  06/30/1993  07/31/1993  08/31/1993
Fund                         Inv   Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
Name                         Obj   Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
---------------------------  ---   ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Short U.S. Government Funds

Average/Total                       10098.78    10178.11    10206.23    10262.52    10253.07    10328.65    10356.66    10431.17

                                       Source:  Lipper Analytical Services, Inc.

                   Lipper Short US Govt Fund growth $10,000

01/12/1999  SUMMARY

                     08/31/1993  09/30/1993  10/31/1993  11/30/1993  12/31/1993  01/31/1994  02/28/1994  03/31/1994  04/30/1994
                     09/30/1993  10/31/1993  11/30/1993  12/31/1993  01/31/1994  02/28/1994  03/31/1994  04/30/1994  05/31/1994
                     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                     Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Short U.S.
Government Funds

Average/Total         10457.86    10474.49    10464.46    10502.64    10568.70    10507.61    10436.78    10398.17    10408.92

                                       Source:  Lipper Analytical Services, Inc.

                   Lipper Short US Govt Fund growth $10,000

01/12/1999  SUMMARY

                     05/31/1994  06/30/1994  07/31/1994  08/31/1994  09/30/1994  10/31/1994  11/30/1994  12/31/1994  01/31/1995
                     06/30/1994  07/31/1994  08/31/1994  09/30/1994  10/31/1994  11/30/1994  12/31/1994  01/31/1995  02/28/1995
                     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                     Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Short U.S.
Government Funds

Average/Total         10423.47    10500.62    10527.26    10508.78    10527.93    10496.02    10520.71    10642.57    10773.41

                                       Source:  Lipper Analytical Services, Inc.

                   Lipper Short US Govt Fund growth $10,000

01/12/1999  SUMMARY

                     02/28/1995  03/31/1995  04/30/1995  05/31/1995  06/30/1995  07/31/1995  08/31/1995  09/30/1995  10/31/1995
                     03/31/1995  04/30/1995  05/31/1995  06/30/1995  07/31/1995  08/31/1995  09/30/1995  10/31/1995  11/30/1995
                     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                     Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Short U.S.
Government Funds

Average/Total         10830.68    10915.15    11083.52    11137.20    11165.68    11234.46    11289.84    11373.52    11464.88

                                       Source:  Lipper Analytical Services, Inc.

                   Lipper Short US Govt Fund growth $10,000

01/12/1999  SUMMARY

                     11/30/1995  12/31/1995  01/31/1996  02/29/1996  03/31/1996  04/30/1996  05/31/1996  06/30/1996  07/31/1996
                     12/31/1995  01/31/1996  02/29/1996  03/31/1996  04/30/1996  05/31/1996  06/30/1996  07/31/1996  08/31/1996
                     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                     Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Short U.S.
Government Funds

Average/Total         11547.94    11627.25    11585.12    11576.12    11587.47    11602.60    11679.44    11722.78    11752.78

                                      Source:  Lipper Analytical Services, Inc.

                   Lipper Short US Govt Fund growth $10,000

01/12/1999  SUMMARY

                     08/31/1996  09/30/1996  10/31/1996  11/30/1996  12/31/1996  01/31/1997  02/28/1997  03/31/1997  04/30/1997
                     09/30/1996  10/31/1996  11/30/1996  12/31/1996  01/31/1997  02/28/1997  03/31/1997  04/30/1997  05/31/1997
                     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                     Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Short U.S.
Government Funds

Average/Total         11851.28    11968.91    12057.55    12052.58    12109.27    12140.15    12129.21    12221.30    12295.01

                                      Source:  Lipper Analytical Services, Inc.

                   Lipper Short US Govt Fund growth $10,000

01/12/1999  SUMMARY

                     05/31/1997  06/30/1997  07/31/1997  08/31/1997  09/30/1997  10/31/1997  11/30/1997  12/31/1997  01/31/1998
                     06/30/1997  07/31/1997  08/31/1997  09/30/1997  10/31/1997  11/30/1997  12/31/1997  01/31/1998  02/28/1998
                     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                     Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Short U.S.
Government Funds

Average/Total         12372.88    12501.68    12509.12    12599.68    12683.54    12708.43    12776.02    12886.12    12897.23

                                      Source:  Lipper Analytical Services, Inc.

                   Lipper Short US Govt Fund growth $10,000

01/12/1999  SUMMARY

                     02/28/1998  03/31/1998  04/30/1998  05/31/1998  06/30/1998  07/31/1998  08/31/1998  09/30/1998  10/31/1998
                     03/31/1998  04/30/1998  05/31/1998  06/30/1998  07/31/1998  08/31/1998  09/30/1998  10/31/1998  11/30/1998
                     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                     Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Short U.S.
Government Funds

Average/Total         12943.03    12994.70    13063.85    13123.56    13175.82    13317.60    13466.82    13488.11    13491.91

                                     Source:  Lipper Analytical Services, Inc.

                   Lipper Short US Govt Fund growth $10,000

01/12/1999  SUMMARY

                               11/30/1998
                               12/31/1998
                               Sys Inv
                               Tot Return
                               ----------
Short U.S. Government Funds

Average/Total                   13538.85

                                     Source:  Lipper Analytical Services, Inc.


INVESTMENT REVIEW

Q: HOW DID THE FUND PERFORM FROM JULY 1 THROUGH DECEMBER 31, 1998?

A: The Fund performed roughly in line with its benchmark, the Lehman Brothers Government Bond 1-3 Year Index, over the final six months of the year, returning 3.8% for the period and 7.4% for 1998 as a whole, versus a return for its benchmark of 3.9% and 7%, respectively. This outperformance garnered the Fund an overall five-star rating from Morningstar for its risk-adjusted returns over the three- and five-year periods ended December 31, 1998. The Montgomery Short Duration Government Bond Fund was rated among 1,488 taxable bond funds over the three-year period and 987 taxable bond funds over the five-year period ended 12/31/98.

Q: WHAT FACTORS CONTRIBUTED TO THE FUND'S GOOD PERFORMANCE DURING THE SECOND half of the year?

A: The Fund's broad diversity of holdings contributed to performance relative to the benchmark. This enabled us to maintain a relatively low-risk profile in a difficult market environment and keep the Fund one step ahead of its competitors.

Our positioning in the mortgage sector also helped returns. We made the decision to reduce the Fund's mortgage exposure in late July in favor of U.S. Treasury notes. This helped shield us from the underperformance of the mortgage market as the "flight to quality" made Treasuries the only game in town. In October, sensing the renewed opportunities in the mortgage sector, we increased our weighting in this sector and reduced our holdings in Treasury bonds. This proved fortuitous. Our purchases of collateralized mortgage obligations (CMOs) and older mortgages, which originated in the 1970s and are therefore less prone to prepayment, added moderately to fourth-quarter performance and represent excellent value.

Q: DID YOU MAKE ANY MAJOR CHANGES TO THE PORTFOLIO?

A: We actively manage the Short Duration Government Bond Fund. This means that the composition of the portfolio can change relatively frequently as we seek out securities that we believe will offer the best returns. We will trade out of a security if we believe that there are better opportunities to be had elsewhere. Over the course of the second half of the year, this has resulted in a couple of notable changes in the portfolio's makeup. These included our switch out of and then back into mortgage-backed securities, and our shift from an overweight position in Treasuries during the third quarter to an underweight position by the end of the fourth.

By the end of the year, the Fund's highest weightings were in low-risk CMOs (31% of assets as of 12/31/98, primarily in prepayment protected "PAC" bonds), agencies (36% of assets as of 12/31/98) and mortgage pass-throughs (21% of assets as of 12/31/98). Throughout the turmoil and the fireworks, we maintained the portfolio's duration at close to two years.

Q: Treasuries were the place to be in 1998. Do you think that this will remain the case in 1999?

A: As the rally in the U.S. Treasuries market faded at the beginning of the fourth quarter of 1998, we had already begun to look for opportunities elsewhere. The fourth-quarter rally in the equity markets combined with lower interest rates and a weaker dollar reduced demand for these issues.

Looking forward there are plenty of factors that favor Treasuries. It is extremely difficult to forecast the economic outlook moving into 1999; however, although the U.S. economic juggernaut could feasibly continue to plow forward, on balance we believe that the economy is likely to slow. The extent of the slowdown is still open to question. If the Fed continues to be successful in its fine interest-rate balancing act, the slowdown may be moderate. But it is also possible that a rapid deceleration in worldwide growth and a pause in the U.S. equity market may result in a more conservative U.S. consumer. The likely outcome of this more negative scenario would be recession, much lower corporate earnings, dramatically lower interest rates and renewed interest in Treasuries.

Strange as it may initially seem, this does not automatically mean that Treasuries are likely to be the best investment in 1999. Normally, such conditions cause deterioration in credit quality and send corporate bond prices lower. Corporate bond spreads have already discounted a recession, however, and could therefore represent excellent reward for the risk. Similarly, mortgage-backed security spreads continue to discount substantial volatility in the bond market, volatility that we expect to decline this year.

Q: What is your strategy for the Fund moving forward into 1999?

A: Our traditional strategy has been to hold a portfolio of relatively lower-yielding bonds and compensate for this through superior total returns. We believe that a slightly different strategy is needed in 1999. Keeping a watchful eye on their risk, we intend to invest in higher-yielding securities. Because of market uncertainty, however, our shareholders may rest assured that we will be wary of events as they unfold and maintain the Fund's diversity, as always, valuing consistency over fireworks.


*Past performance is no guarantee of future results. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 12/31/98. The ratings are subject to change every month. The ratings are calculated from the Fund's three-, five- and 10-year average annual returns (if applicable) in excess of 90-day Treasury bill returns, with appropriate fee adjustments and a risk factor that reflects Fund performance below 90-day T-bill returns. The top 10% of funds in an investment class receive five stars. Ratings are for Class R shares only; other classes may vary.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                                Short Duration
                             Government Bond Fund

                             Portfolio Highlights

--------------------------------------------------------------------------------
TOP TEN HOLDINGS
--------------------------------------------------------------------------------
                     (as a percentage of total net assets)

FNMA, 8.500% Pass-through Pools
   due 05/01/07-04/01/10.................................................. 8.5%
U.S. Treasury Note,
   6.500% due 05/15/05.................................................... 6.7%
FHLB, 7.381% (FLTR) due 08/31/99.......................................... 5.7%
FHLMC, 5.000% (FLTR) due 03/10/00......................................... 5.2%
FMNA, 6.500% due 06/01/28................................................. 4.9%
FHLB, 4.025% (FLTR) due 03/23/00.......................................... 4.8%
FHLB, 4.210% (FLTR) due 04/05/00.......................................... 4.0%
U.S. Treasury Note,
   4.750% due 11/15/08.................................................... 3.4%
FHMLC, Pool #1615E,
   5.300% (PAC) due 08/15/06.............................................. 3.3%
FHMLC, 8.750% Pass through Pools
   due 10/01/10........................................................... 3.3%

--------------------------------------------------------------------------------
ASSET MIX
--------------------------------------------------------------------------------
                   (as a percentage of total investments)

Agencies................................................................. 35.6%
Collateralized Mortgage Obligations...................................... 31.0%
Mortgage Pass throughs................................................... 20.8%
Treasuries...............................................................  9.1%
Other....................................................................  3.5%

Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                                Short Duration
                             Government Bond Fund

                                  Investments

                             PORTFOLIO INVESTMENTS

December 31, 1998 (Unaudited)

ASSET-BACKED SECURITIES -- 1.5%
Principal Amount                                              Value (Note 1)
$ 2,050,000    Master Financial Asset Securitization Trust,
               Series 1998-1A2, 6.220% due 08/20/11...........$   2,047,110
    641,362    Union Acceptance Corporation (UAC),
               95-D1(ABS), 3.000% due 02/07/99................        1,278
                                                                      -----

TOTAL ASSET-BACKED SECURITIES
(Cost $2,050,161).............................................    2,048,388
                                                                  ---------

CORPORATE NOTE -- 0.8%
(Cost $1,000,000)
  1,000,000    Countrywide Home Loans, Inc., MTN,
               5.620% due 10/16/00............................      997,050


FEDERAL HOME LOAN BANK (FHLB) -- 24.6%
               AGENCIES:
    908,246    Zero Coupon due 02/25/99.......................      899,302
  7,550,000    7.381% (FLTR) due 08/31/99**...................    7,673,631
  2,000,000    4.875% (FLTR) due 03/17/00**...................    1,993,425
  4,000,000    4.500% (FLTR) due 03/22/00**...................    3,966,450
  1,500,000    4.625% (FLTR) due 03/22/00**...................    1,491,469
  6,600,000    4.025% (FLTR) due 03/23/00**...................    6,503,063
  4,065,000    5.050% (FLTR) due 03/29/00**...................    4,060,173
  5,500,000    4.210% (FLTR) due 04/05/00**...................    5,412,756
  1,000,000    3.730% (FLTR) due 04/12/00**...................      979,938
                                                                    -------

TOTAL FEDERAL HOME LOAN BANK
(Cost $32,950,980)............................................   32,980,207
                                                                 ----------

FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC) -- 37.3%
  1,000,000    2.950% (FLTR) due 05/21/99**...................      995,370
  7,050,000    5.000% (FLTR) due 03/10/00**...................    7,038,103
  3,000,000    6.000% due TBA.................................    2,964,360
               CMOS:
    665,403    1329SA 10.280% due 08/15/99....................      676,216
  2,698,454    1521C 5.800% (PAC) due 07/15/00................    2,693,380
  4,299,205    2098VA 6.000% (PAC) due 10/15/05...............    4,376,457
  4,471,408    1615E 5.300% (PAC) due 08/15/06................    4,454,640
  3,837,010    1639PL 5.900% (PAC) due 08/15/06...............    3,837,010
  2,132,614    1659PE 5.750% (PAC) due 05/15/07...............    2,136,111
  1,800,000    1429G 7.000% (PAC) due 11/15/07................    1,860,961
    466,260    1673C 5.350% (PAC) due 03/15/12................      465,234
        267    1680PC 5.800% (PAC) due 02/15/14...............          266
  2,775,441    1727D 6.500% (PAC) due 08/15/14................    2,771,084
    164,518    32TD 7.000% (PAC) due 03/25/15.................      163,893
  3,206,596    1499PE 6.000% (PAC) due 02/15/19...............    3,207,590
  1,000,000    1694PE 5.750% (PAC) due 03/15/19...............      999,680
  3,437,468    1643PE 5.500% (PAC) due 10/15/19...............    3,432,483
     29,607    1384B 7.000% (PAC) due 11/20/20................       29,532


FEDERAL HOME LOAN MORTGAGE CORPORATION -- CONTINUED
Principal Amount                                              Value (Note 1)

               PASS-THROUGHS:
$ 3,211,052    8.500% Pass-through Pools
               due 03/01/06-06/01/07..........................$   3,353,670
  4,184,195    Pool #GA01841 8.750% due 10/01/10..............    4,420,210
     81,510    9.000% Pass-throughs
               due 10/01/16-05/01/20..........................       86,552
               TIERED PAYMENTS:
     13,583    Pool #730223 9.500% due 01/01/06...............       14,037
                                                                     ------

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION
(Cost $45,472,233)............................................   49,976,839
                                                                 ----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -                        31.7%
  6,500,000    6.500% due 06/01/28............................    6,542,641
  2,000,000    Zero Coupon due 01/01/29, TBA..................    2,013,750
               CMOS:
    169,036    X-91 6.500% (PAC) due 04/25/99.................      168,622
    650,000    1993-99D 6.700% (AD) due 03/25/04..............      673,461
  3,962,894    X-109A 6.000% (PAC) due 08/25/05...............    3,956,672
     75,401    X-225C 5.200% (PAC) due 09/25/15...............       75,120
  2,022,351    1993-25 5.000% (PAC) due 01/25/17..............    2,011,592
  1,757,141    1994-23 5.125% (PAC) due 07/25/17..............    1,744,507
  2,500,000    1994-39 6.150% (PAC) due 06/25/20..............    2,518,555
               PASS-THROUGHS:
  4,243,144    Pool #199217 8.6109% due 10/25/99..............    4,275,964
  1,659,810    Pool #420599 5.000% due 03/01/27...............    1,569,752
  1,693,461    5.500% Pass-through Pools due 10/01/00.........    1,688,235
 10,898,152    8.500% Pass-through Pools
               due 05/01/07-04/01/10..........................   11,357,507
  3,721,244    9.000% Pass-through Pools
               due 09/01/07-06/01/08..........................    3,897,930
                                                                  ---------

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
(Cost $46,681,267)............................................   42,494,308
                                                                 ----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA) -- 2.6%
     11,212    GNMA II, 10.500% Pool #1123
               due 01/20/22...................................       12,172
  3,427,785    CMOs, 1998-18VL 6.500% (AD)
               due 07/20/05...................................    3,516,693
                                                                  ---------

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(Cost $3,563,078).............................................    3,528,865
                                                                  ---------

The accompanying notes are an integral part of these financial statements.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                                Short Duration
                             Government Bond Fund

                                 Investments


MUNICIPAL BONDS - 1.5%
(Cost $2,019,893)
Principal Amount                                                 Value (Note 1)
 $2,000,000    Greater Orlando Aviation Authority,
               Orlando, Florida, Airport Facilities,
               Revenue Bonds, Series E, TBA,
               7.100% due 10/01/99............................. $    2,030,000

U.S. TREASURY NOTES - 10.0%
  8,150,000    U.S. Treasury Note, 6.500% due 05/15/05.........      8,931,911
  4,500,000    U.S. Treasury Note, 4.750% due 11/15/08.........      4,535,010
                                                                     ---------

TOTAL U.S. TREASURY NOTES
(Costs $13,236,558)............................................     13,466,921

TOTAL INVESTMENTS - 110.0%
(Costs $146,974,170*)..........................................    147,522,578

OTHER ASSETS AND LIABILITIES - (10.0)%
(Net)..........................................................    (13,429,090)
                                                                    ----------

NET ASSETS - 100.0%............................................ $  134,093,488
                                                                   ===========

*  Aggregate cost for federal tax purposes.
** Floating-rate note reflects the rate in effect at December 31, 1998.

Abbreviations:
ABS  Asset-Backed Securities.
AD Accretion Directed: These bonds receive, as principal, the negative amortization from the accrual tranche(s) in a deal. These securities often have guaranteed final maturities.
CMO  Collateralized Mortgage Obligation.
FLTR Floating-Rate Securities: bonds with coupon rates that adjust in proportion to an index.
MTN  Medium Term Note.
PAC Planned Amortization Class: bonds that are protected in part from variations in prepayments, generally resulting in greater stability.
TBA  To-Be-Announced Security.

The accompanying notes are an integral of these financial statements.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------

                              California Tax-Free
                            Intermediate Bond Fund

                             Portfolio Highlights

                                  (Unaudited)

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------
Williams Stevens........................................Senior Portfolio Manager
Monica Wong....................................................Portfolio Manager


--------------------------------------------------------------------------------
FUND PERFORMANCE
--------------------------------------------------------------------------------
                         Average annual total returns
                         for the period ended 12/31/98

--------------------------------------------------------------------------------

             MONTGOMERY CALIFORNIA TAX-FREE INTERMEDIATE BOND FUND

Since inception (7/1/93)...................................................5.74%
One year...................................................................6.06%
Five years.................................................................5.84%

--------------------------------------------------------------------------------

                           Merrill Lynch California
                       Intermediate Municipal Bond Index

Since inception (7/30/93)..................................................5.02%
One year...................................................................6.31%
Five years.................................................................4.99%

--------------------------------------------------------------------------------

Past performance is no guarantee of future results. Net assets value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.


                        GROWTH OF A $10,000 INVESTMENT

                         FIRST DATA INVESTOR SERVICES

                      MUTUAL FUND HYPOTHETICAL ANALYSIS


MONTGOMERY CA TAX FREE INTERM BD(R)
Initial Investment:     $10,000          PERIOD: 06/30/93 - 12/98
This is a no load fund.

                                           Growth of         Value of           Growth of
                                           Initial           Reinvested         Investment with
       Date                    NAV         Investment        Distributions      Distributions Reinvested
       06/30/93               12.00          $10,000             $    0             $10,000
       06/93                  12.00          $10,000             $    0             $10,000
       07/93                  11.95          $ 9,958             $   33             $ 9,991
       08/93                  12.02          $10,017             $   60             $10,077
       09/93                  12.04          $10,033             $   88             $10,121
       10/93                  12.04          $10,033             $  117             $10,150
       11/93                  12.00          $10,000             $  144             $10,144
       12/93                  12.07          $10,058             $  175             $10,233
       01/94                  12.11          $10,092             $  203             $10,295
       02/94                  11.95          $ 9,958             $  227             $10,185
       03/94                  11.80          $ 9,833             $  253             $10,086
       04/94                  11.80          $ 9,833             $  284             $10,117
       05/94                  11.83          $ 9,858             $  317             $10,175
       06/94                  11.79          $ 9,825             $  346             $10,171
       07/94                  11.86          $ 9,883             $  381             $10,264
       08/94                  11.85          $ 9,875             $  410             $10,285
       09/94                  11.80          $ 9,833             $  438             $10,271
       10/94                  11.72          $ 9,767             $  466             $10,233
       11/94                  11.63          $ 9,692             $  495             $10,187
       12/94                  11.65          $ 9,708             $  530             $10,238
       01/95                  11.74          $ 9,783             $  569             $10,352
       02/95                  11.86          $ 9,883             $  603             $10,486
       03/95                  11.93          $ 9,942             $  641             $10,583
       04/95                  11.96          $ 9,967             $  678             $10,645
       05/95                  12.07          $10,058             $  719             $10,777
       06/95                  12.04          $10,033             $  731             $10,784
       07/95                  12.07          $10,058             $  791             $10,849
       08/95                  12.16          $10,133             $  837             $10,970
       09/95                  12.21          $10,175             $  879             $11,054
       10/95                  12.31          $10,258             $  929             $11,187
       11/95                  12.42          $10,350             $  977             $11,327
       12/95                  12.46          $10,383             $1,023             $11,406
       01/96                  12.51          $10,425             $1,070             $11,495
       02/96                  12.44          $10,367             $1,103             $11,470
       03/96                  12.29          $10,242             $1,131             $11,373
       04/96                  12.24          $10,200             $1,168             $11,368
       05/96                  12.18          $10,150             $1,205             $11,355
       06/96                  12.23          $10,192             $1,250             $11,442
       07/96                  12.28          $10,233             $1,298             $11,531
       08/96                  12.24          $10,200             $1,336             $11,536
       09/96                  12.30          $10,250             $1,384             $11,634

Prepared by The Performance Measurements and Analytics Department.


                         FIRST DATA INVESTOR SERVICES

                       MUTUAL FUND HYPOTHETICAL ANALYSIS

MONTGOMERY CA TAX FREE INTERM BD(R)
Initial Investment:     $10,000           Period: 06/30/93 - 12/98
This is a no load fund.

                                           Growth of         Value of           Growth of
                                           Initial           Reinvested         Investment with
       Date                    NAV         Investment        Distributions      Distributions Reinvested
       10/96                  12.39          $10,325             $1,436             $11,761
       11/96                  12.56          $10,467             $1,497             $11,964
       12/96                  12.47          $10,392             $1,529             $11,921
       01/97                  12.47          $10,392             $1,572             $11,964
       02/97                  12.51          $10,425             $1,617             $12,042
       03/97                  12.32          $10,267             $1,634             $11,901
       04/97                  12.34          $10,283             $1,679             $11,962
       05/97                  12.45          $10,375             $1,737             $12,112
       06/97                  12.53          $10,442             $1,791             $12,233
       07/97                  12.80          $10,667             $1,872             $12,539
       08/97                  12.65          $10,542             $1,893             $12,435
       09/97                  12.74          $10,617             $1,949             $12,566
       10/97                  12.75          $10,625             $1,994             $12,619
       11/97                  12.76          $10,633             $2,039             $12,672
       12/97                  12.86          $10,717             $2,098             $12,815
       01/98                  12.97          $10,808             $2,160             $12,968
       02/98                  12.94          $10,783             $2,194             $12,977
       03/98                  12.84          $10,700             $2,220             $12,920
       04/98                  12.73          $10,608             $2,244             $12,852
       05/98                  12.87          $10,725             $2,313             $13,038
       06/98                  12.86          $10,717             $2,354             $13,071
       07/98                  12.84          $10,700             $2,395             $13,095
       08/98                  13.02          $10,850             $2,473             $13,323
       09/98                  13.19          $10,992             $2,548             $13,540
       10/98                  13.14          $10,950             $2,583             $13,533
       11/98                  13.14          $10,950             $2,627             $13,577
       12/98                  13.08          $10,900             $2,691             $13,591

Prepared by The Performance Measurements and Analytics Department.

                       Lipper CA Int Muni Debt growth $10,000

01/12/1999  SUMMARY

                                06/30/1993  07/31/1993  08/31/1993  09/30/1993  10/31/1993  11/30/1993  12/31/1993  01/31/1994
                                07/31/1993  08/31/1993  09/30/1993  10/31/1993  11/30/1993  12/31/1993  01/31/1994  02/28/1994
Fund                      Inv   Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
Name                      Obj   Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
------------------       -----  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
California Intermdt Municipal Debt Funds

Average/Total                     10001.60   10194.69    10324.67   10341.38    10266.17    10452.83     10563.18    10319.30

                                        Source: Lipper Analytical Services, Inc.

                       Lipper CA Int Muni Debt growth $10,000

01/12/1999  SUMMARY

                    02/28/1994  03/31/1994  04/30/1994  05/31/1994  06/30/1994  07/31/1994  08/31/1994  09/30/1994  10/31/1994
                    03/31/1994  04/30/1994  05/31/1994  06/30/1994  07/31/1994  08/31/1994  09/30/1994  10/31/1994  11/30/1994
                    Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
California Intermdt Municipal Debt Funds

Average/Total         10022.46    10063.48   10132.82    10099.52   10247.66    10278.64    10168.57     10043.85     9885.06

                                        Source: Lipper Analytical Services, Inc.

                        Lipper CA Int Muni Debt growth $10,000

01/12/1999  SUMMARY

                    11/30/1994  12/31/1994  01/31/1995  02/28/1995  03/31/1995  04/30/1995  05/31/1995  06/30/1995  07/31/1995
                    12/31/1994  01/31/1995  02/28/1995  03/31/1995  04/30/1995  05/31/1995  06/30/1995  07/31/1995  08/31/1995
                    Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
California Intermdt Municipal Debt Funds

Average/Total          9995.36    10185.84   10430.75    10534.22   10552.28    10817.35    10739.24     10851.33     10974.42

                                        Source: Lipper Analytical Services, Inc.

                        Lipper CA Int Muni Debt growth $10,000

01/12/1999  SUMMARY

                    08/31/1995  09/30/1995  10/31/1995  11/30/1995  12/31/1995  01/31/1996  02/29/1996  03/31/1996  04/30/1996
                    09/30/1995  10/31/1995  11/30/1995  12/31/1995  01/31/1996  02/29/1996  03/31/1996  04/30/1996  05/31/1996
                    Sys Inv     Svy Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
California Intermdt Municipal Debt Funds

Average/Total         11042.08    11174.97   11303.09    11366.44   11473.03    11428.23    11297.33     11286.58     11287.77

                                        Source: Lipper Analytical Services, Inc.

                        Lipper CA Int Muni Debt growth $10,000

01/12/1999  SUMMARY

                    05/31/1996  06/30/1996  07/31/1996  08/31/1996  09/30/1996  10/31/1996  11/30/1996  12/31/1996  01/31/1997
                    06/30/1996  07/31/1996  08/31/1996  09/30/1996  10/31/1996  11/30/1996  12/31/1996  01/31/1997  02/28/1997
                    Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
California Intermdt Municipal Debt Funds

Average/Total         11366.10    11471.97   11470.63    11572.15   11687.78    11877.09    11830.78     11851.99    11933.52

                                        Source: Lipper Analytical Services, Inc.

                        Lipper CA Int Muni Debt growth $10,000

01/12/1999  SUMMARY

                    02/28/1997  03/31/1997  04/30/1997  05/31/1997  06/30/1997  07/31/1997  08/31/1997  09/30/1997  10/31/1997
                    03/31/1997  04/30/1997  05/31/1997  06/30/1997  07/31/1997  08/31/1997  09/30/1997  10/31/1997  11/30/1997
                    Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
California Intermdt Municipal Debt Funds

Average/Total         11816.73    11875.66   12034.06    12135.77   12412.11    12312.56    12440.14     12477.72    12530.16

                                        Source: Lipper Analytical Services, Inc.

                        Lipper CA Int Muni Debt growth $10,000

01/12/1999  SUMMARY

                    11/30/1997  12/31/1997  01/31/1998  02/28/1998  03/31/1998  04/30/1998  05/31/1998  06/30/1998  07/31/1998
                    12/31/1997  01/31/1998  02/28/1998  03/31/1998  04/30/1998  05/31/1998  06/30/1998  07/31/1998  08/31/1998
                    Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv     Sys Inv
                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
California Intermdt Municipal Debt Funds

Average/Total         12680.67    12802.45   12813.31    12799.12   12722.09    12900.76    12934.24     12975.62    13161.50

                                        Source: Lipper Analytical Services, Inc.

                           Lipper CA Int Muni Debt growth $10,000

01/12/1999  SUMMARY

                        08/31/1998  09/30/1998  10/31/1998  11/30/1998
                        09/30/1998  10/31/1998  11/30/1998  12/31/1998
                        Sys Inv     Sys Inv     Sys Inv     Sys Inv
                        Tot Return  Tot Return  Tot Return  Tot Return
                        ----------  ----------  ----------  ----------
California Intermdt Municipal Debt Funds

Average/Total             13349.08    13328.47   13367.96    13379.19

                                        Source: Lipper Analytical Services, Inc.

INVESTMENT REVIEW

Q: HOW DID THE FUND PERFORM OVER THE SECOND HALF OF 1998?

A: The Fund returned 4% over the last six months of the year and 6.1% for the calendar year, underperforming one of its benchmarks, the Merrill Lynch California Intermediate Municipal Bond Index (which returned 4.1% and 6.3%, respectively), but outperforming the Lipper California Intermediate Municipal Debt Funds Average (which returned 3.5% and 5.5%, respectively). The Fund's consistent long-term results garnered it a four-star rating from Morningstar for its risk-adjusted returns over the three-year period ended 12/31/98 and a five-star rating for its five-year performance ended 12/31/98. The Montgomery California Tax-Free Intermediate Bond Fund was rated among 1,577 municipal bond funds over the three-year period and 1,040 municipal bond funds over the five-year period ended 12/31/98.*

Q: HOW DID THE TRENDS IN THE TREASURY BOND MARKET DIFFER FROM THOSE IN THE MUNICIPAL BOND MARKET OVER THE LAST SIX MONTHS OF THE YEAR, AND HOW DID THESE DIFFERENCES CONTRIBUTE TO PERFORMANCE?

A: The Federal Reserve lowered interest rates three times during the second half of 1998 by a total of 0.75%, when it cut the overnight bank-lending rate to 4.75% in three quarter-point moves on September 29, October 15 and November 17. Whereas long-term Treasury rates dropped more than 0.5% during this period, rates did not fall as much in the municipal bond market. In fact, rate volatility in the municipal market for 1998 was lower than that of the past five years. This was because the continued heavy supply of new municipal bond issuance ($280 billion in 1998) limited gains in this sector. In contrast, the federal budget surplus allowed for a reduction in the supply of Treasuries, which pushed prices up. In addition, municipals did not benefit from the "flight to quality" demand for Treasury securities. As a result, the prices of municipals relative to Treasuries are now at more-attractive levels, averaging more than 90% for 1998. At one point municipals yielded 104% over Treasuries, as yields on municipal bonds held steady while Treasury rates continued falling.

Q:  DOES CALIFORNIA'S MUNICIPAL BOND MARKET DIFFER MUCH FROM THOSE OF OTHER
STATES?

A: California's economy is the largest among the 50 states and is one of the biggest in the world. Although in the early 1990s, the state suffered from a deep recession along with the rest of the country, since 1994 the state's economy has been performing strongly and has grown at a faster pace than the national average. This is mainly due to the dynamism of the high-technology sector in the Silicon Valley, southern California's media industry and the strong manufacturing and tourism industries.

These economic trends have inevitably had an impact on the state's municipal bond market. As the economy has improved, bond ratings downgraded during the recession have been upgraded again, boosted by higher tax revenues. As recently as October 1998, Moody's upgraded the credit rating of California's state general obligation bonds from A1 to Aa3. Previously, the state's ratings were also upgraded by Fitch, another ratings service, from A+ to AA- in October 1997, and by Standard & Poor's from A to A+ in July 1996.

California's municipal bond market also differs from the national municipal bond market in its heavy and growing demand for such tax-exempt investments. The booming economy has created more revenue in a state that already has a high concentration of wealth and relatively high income-tax rates. With such high demand, California is generally one of the largest issuers of municipal bonds nationwide.

The other difference is California's frequent voter initiatives. In the November 3, 1998, general election, California voters approved Proposition 1A, the state's largest bond measure in history. The $9.2 billion general obligation bond proposal, aimed at providing funding for the state's schools, received an approval rate that exceeded 60%.

Q: The Fund now invests more of its assets in higher-rated bonds than it once did. Why?

A: Once again, Aaa-rated credits dominate the Fund (63% of assets as of 12/31/98). Over the past few years, most municipal bonds have been issued with insurance. We do not anticipate the same trend to carry over into 1999, however, because the rating agencies appear to be imposing tougher underwriting standards on bond insurers. In time this should lead to a lower percentage of bonds being issued with insurance, eventually causing spreads to widen and allowing for an opportunity to add non-insured bonds at attractive levels.

During the second half of 1998, municipal bonds fared far better than taxable bonds, such as corporates, due to widening quality spreads. Municipal spreads not only remained at their already narrow levels, in certain instances they narrowed even further. The main reasons for this stability include the significant percentage of new issuance being insured and a strong domestic economy, which allowed for the accumulation of increased tax revenues, leading to an improvement in the credit quality of the municipalities.

*Past performance is no guarantee of future results. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 12/31/98. The ratings are subject to change every month. The ratings are calculated from the Fund's three-, five- and 10-year average annual returns (if applicable) in excess of 90-day Treasury bill returns, with appropriate fee adjustments and a risk factor that reflects Fund performance below 90-day T-bill returns. The top 10% of funds in an investment class receive five stars. Ratings are for Class R shares only; other classes may vary.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                              California Tax-Free
                            Intermediate Bond Fund

                             Portfolio Highlights


--------------------------------------------------------------------------------
TOP TEN LONG-TERM HOLDINGS
--------------------------------------------------------------------------------
                     (as a percentage of total net assets)

Antioch, California, Public Financing
  Authority, Series B,
  4.000% due 09/02/99....................................................  5.3%

San Jose, California, Redevelopment
  Agency Tax Allocation, Merged
  Area Redevelopment Project
  (MBIA Insured),
  6.000% due 08/01/10....................................................  3.1%

Commonwealth of Puerto Rico
  (MBIA Insured),
  6.500% due 07/01/10....................................................  2.8%

San Diego County, California,
  Regional Transportation
  Commission Sales Tax Revenue,
  6.000% due 04/01/05....................................................  2.8%

Public Financing Authority,
  Lease Revenue, Capital
  Facilities Project,
  5.000% due 07/15/10....................................................  2.7%

Anahiem, California, Public Financing
  Authority, Series C,
  6.000% due 09/01/12....................................................  2.6%

San Diego Gas and Electric Company,
  Series A, 5.900% due 06/01/14..                                          2.6%

Central Valley, California,
  School District
  Financing Authority, GO, Series A
  (MBIA Insured),
  5.850% due 02/01/04....................................................  2.6%

Central Valley, California,
  School District
  Financing Authority, GO, Series A
  (MBIA Insured),
  5.800% due 02/01/03....................................................  2.5%

State Building Authority, Lease
  Revenue (MBIA Insured),
  5.600% due 05/01/08....................................................  2.2%

-------------------------------------------------------------------------------
INVESTMENT GRADE
-------------------------------------------------------------------------------
                   (as a percentage of total net assets)

Aaa......................................................................   71%
Aa.......................................................................    3%
A........................................................................   11%
Baa......................................................................    3%
Nonrated.................................................................   12%

Portfolio holdings are subject to change and should not be considered a recom-mendation to buy individual securities.

A portion of income may be subject to some state and/or local taxes and, for certain investors, a portion may be sub-ject to the federal alternative minimum tax.


The accompanying notes are an integral part of these financial statements.

                             --------------------
                             The Montgomery Funds
                             --------------------
                              California Tax-Free
                            Intermediate Bond Fund

                                 Investments

PORTFOLIO INVESTMENTS

December 31, 1998 (Unaudited)

MUNICIPAL BONDS AND NOTES -- 95.4%
Principal Amount                                                 Value (Note 1)
                   California -- 90.9%
$1,000,000         Anaheim, California, Public Financing
                   Authority, Series C, 6.000% due 09/01/12.....   $1,162,840
 2,295,000         Antioch, California, Public Financing
                   Authority, Series B, 4.000% due 09/02/99.....    2,294,908
   200,000         Bakersfield, California, Hospital,
                   Prerefunded, 7.375% due 01/01/14.............      204,000
   205,000         Benicia, California, GO (MBIA Insured),
                   7.000% due 08/01/04..........................      237,544
   250,000         California Educational Authority Revenue,
                   University of San Francisco
                   (MBIA Insured), 6.000% due 10/01/08..........      287,188
   200,000         California Housing Finance Agency,
                   Housing Revenue, Series C
                   (MBIA Insured), 6.150% due 08/01/14..........      212,250
                   California State:
    40,000         6.800% due 03/01/99..........................       40,114
   260,000         6.200% due 11/01/02..........................      284,050
   100,000         6.750% due 04/01/04..........................      113,625
   115,000         7.000% due 04/01/06..........................      136,131
   200,000         7.400% due 09/01/07..........................      247,750
   100,000         6.500% due 02/01/08..........................      117,375
   250,000         6.000% due 10/01/08..........................      285,937
   145,000         7.000% due 08/01/09..........................      178,169
   295,000         6.250% due 09/01/09..........................      345,519
   100,000         7.000% due 10/01/10..........................      124,375
   100,000         6.250% due 09/01/12..........................      118,875
                   (FGIC Insured):250,000
   250,000         7.000% due 04/01/06..........................      296,250
   500,000         6.500% DUE 02/01/06..........................      588,125
 1,000,000         Pollution Control Finance Authority,
                   San Diego Gas and Electric Company,
                   Series A, 5.900% due 06/01/14................    1,127,500
                   Public Works Board, Facilities Lease Revenue:
   100,000         San Jose Facilities, Series A,
                   7.750% due 08/01/06..........................      115,375
                   Various Community College Projects, Series A:
   495,000         6.000% due 03/01/05..........................      551,306
   365,000         (AMBAC Insured) 6.000% due 03/01/06..........      410,169
                   Public Works Board, Lease Revenue:
   265,000         Department of Corrections, Series A
                   (AMBAC Insur 6.000% due 01/01/06.............      297,131
   300,000         Secretary of State, Series A
                   (AMBAC Insured), 6.200% due 12/01/05.........      341,250
    75,000         University Revenue (AMBAC Insured),
                   6.250% due 11/01/00..........................       78,844
   365,000         University Trust Certificates,
                   6.450% due 06/01/02..........................      392,831
                   Veterans Bond:
    70,000         Series AL, 9.600% due 04/01/01...............       78,925
   100,000         Series AT (FGIC Insured),
                   9.500% due 02/01/10..........................      144,500
   250,000         California Statewide Communities,
                   Development Authority Revenue, Certificates
                   of Participation (St. Joseph Health System
                   Group), 6.500% due 07/01/04..................      282,500
   100,000         Carpinteria, California (FGIC Insured),
                   7.500% due 07/01/00..........................      106,000
                   Castaic Lake, California, Water Agency,
                   Certificates of Participation,
                   Refunding, Water System Improvement Project,
                   Series A (MBIA Insured):
   150,000         7.250% due 08/01/07..........................      183,938
   500,000         7.250% due 08/01/08..........................      620,000
                   Central Valley, California, School District
                   Financing Authority, GO, Series A
                   (MBIA Insured):
 1,000,000         5.800% due 02/01/03..........................    1,078,750
 1,000,000         5.850% due 02/01/04..........................    1,102,500
                   Basin, California, Regional
                   Financing Authority Revenue, Municipal
                   Water and District Sewer Systems Project
                   (AMBAC Insured):
   500,000         7.000% due 08/01/06..........................      595,625
   240,000         7.000% due 08/01/08..........................      292,800
   685,000         Coalinga, California, Public Financing
                   Authority, Senior Lien, Series A,
                   5.500% due 9/15/2010.........................      761,206
                   Commerce, California, Community
                   Development Commission, Tax
                   Allocation, Merged Redevelopment
                   Project, Series A, Refunding:
   100,000         5.100% due 08/01/04..........................      103,875
   190,000         5.200% due 08/01/05..........................      198,550
   120,000         5.500% due 08/01/09..........................      129,150
                   Contra Costa, California, Transportation
                   Authority Sales Tax Revenue, Series A
                   (FGIC Insured):
   300,000         6.000% due 03/01/05..........................      334,125
   500,000         6.000% due 03/01/07..........................      566,875
                   Desert Hospital District, California,
                   Hospital Revenue, Certificates of
                   Participation (CGIC Insured):
   300,000         6.150% due 07/01/02..........................      324,375
                   East Bay, California:
   100,000         Regional Parks District, Series B,
                   8.750% due 09/01/99..........................      103,716
    75,000         Utility District, Series M,
                   7.500% due 03/01/00..........................       78,562

The accompanying notes are an integral part of these financial statements.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                              California Tax-Free
                            Intermediate Bond Fund

                                  Investments

MUNICIPAL BONDS AND NOTES -- continued
Principal Amount                                                                                         Value (Note 1)
                        California -- continued
  $375,000              Eastern Municipal Water District, California,
                        Water and Sewer Revenue, Certificates of
                        Participation, Refunding, Series A
                        (FGIC Insured), 6.250% due 07/01/05..............................................   $  401,719
  250,000               Elsinore Valley, California, Municipal
                        Water District, Certificates of Participation,
                        Refunding, Series A (FGIC Insured),
                        6.000% due 07/01/12..............................................................      290,312
                        Emeryville, California, Public
                        Financing Authority,
                        Housing Revenue:
  130,000               5.600% due 09/01/06..............................................................      144,463
  140,000               Unrefunded 5.600% due 09/01/06...................................................      153,650
   50,000               Estero, California, Series S-1,
                        7.000% due 07/01/00..............................................................       52,563
  290,000               Fresno, California, Sewer Revenue, Series A
                        (MBIA Insured), 6.000% due 09/01/07..............................................      330,962
  155,000               Golden West Schools Financing Authority,
                        GO, Series A (MBIA Insured),
                        6.450% due 08/01/09..............................................................      184,063
                        La Mesa, California, Improvement Board,
                        Assessment District No. 98-1:
  180,000               4.900% due 09/02/04..............................................................      183,150
  100,000               5.500% due 09/02/11..............................................................      102,500
  175,000               Lafayette, California, Elementary School
                        District, 6.900% due 05/15/06....................................................      207,156
  835,000               State Building Authority, Lease Revenue
                        (MBIA Insured),
                        5.600% due 05/01/08..............................................................      928,937
                        Los Angeles County, California:
                        Certificates of Participation:
  200,000               6.700% due 03/01/99..............................................................      201,104
  200,000               6.708% due 06/01/15..............................................................      217,750
   50,000               Public Works, Revenue Anticipation Notes,
                        4.500% due 03/01/01..............................................................       51,000
                        Transportation Commission, Sales Revenue,
                        Proposition C, Second Series, Series A:
  180,000               6.200% due 07/01/04..............................................................      200,700
  400,000               6.400% due 07/01/06..............................................................      460,000
  500,000               5.900% due 07/01/08..............................................................      568,750
                        Mammoth, California, Community
                        Water District:
  260,000               5.100% due 09/02/07..............................................................      264,875
  255,000               5.200% due 09/02/08..............................................................      259,781
  275,000               5.2500% due 09/02/09.............................................................      279,125
                        Manteca, California, School District,
                        Community Facilities District No. 89-1:
  120,000               5.400% due 09/01/10..............................................................      121,800
  170,000               5.450% due 09/01/11..............................................................      172,550
                        Metropolitan Water District, Southern
                        California Waterworks Revenue:
  200,000               6.000% due 07/01/21..............................................................      211,750
                        Series C:
  600,000               6.000% due 07/01/08..............................................................      693,000
  250,000               Ontario, California, Redevelopment
                        Financing Authority, Revenue Refunding
                        (Ontario Redevelopment Project No. 1)
                        (MBIA Insured), 6.550% due 08/01/06..............................................      291,250
  200,000               Orange County, Califorina, Certificates
                        of Participation (MBIA Insured),
                        6.000% due 07/01/08..............................................................      228,250
  150,000               Oxnard, California, School District, Refunding
                        (MBIA Insured), 5.625% due 08/01/13..............................................      167,813
                        Piedmont, California, School District:
                        Series A:
   75,000               8.300% due 08/01/01..............................................................       83,531
   45,000               7.100% due 08/01/02..............................................................       50,175
                        Series C:
   40,000               7.200% due 08/01/01..............................................................       43,550
  200,000               Pomona, California, School District, Series A
                        (MBIA Insured), 5.954% due 08/01/10..............................................      230,250
                        Rancho, California, Water District Financing Authority,
                        Revenue Refunding (FGIC Insured):
  400,000               6.500% due 11/01/02..............................................................      441,000
  400,000               6.500% due 11/01/05..............................................................      461,500
                        Redwood City, California:
  325,000               Multi-family Housing (Redwood Shores),
                        Series B, Mandatory Put 10/01/00,
                        5.200% due 10/01/08..............................................................      326,773
1,095,000               Public Financing Authority, Lease Revenue,
                        Capital Facilities Project,
                        5.000% due 07/15/10..............................................................    1,166,175
  500,000               Riverside County, California, Transportation
                        Commission Sales Tax Revenue, Series A
                        (FGIC Insured), 6.000% due 06/01/09..............................................      573,750
  625,000               Sacramento, California, Municipal Utilities,
                        Electric Revenue Refunding, Series A
                        (MBIA Insured), 6.250% due 08/15/10..............................................      733,594
                        San Bernardino, California,
                        Joint Powers Financing Authority,
                        Tax Allocation Revenue:
  500,000               Central City Merged Project, Series A
                        (AMBAC Insured), 5.750% due 07/01/16.............................................      560,625
  250,000               San Bernardino County, California,
                        Transportation Authority Sales Tax Revenue,
                        Series A (MBIA Insured),
                        6.000% due 03/01/06..............................................................      280,938
  115,000               San Diego, California, Public Financing
                        Authority, Sewer Revenue (FGIC Insured),
                        6.000% due 05/15/07..............................................................      130,812

The accompanying notes are an integral part of these financial statements.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                              California Tax-Free
                            Intermediate Bond Fund

                                 Investments


MUNICIPAL BONDS AND NOTES -- continued
Principal Amount                                                                                         Value (Note 1)
                       California -- continued
                       San Diego County, California:
$1,075,000             Regional Transportation Commission
                       Sales Tax Revenue, 6.000% due 04/01/05...........................................   $1,198,625
   175,000             Water Authority Revenue, Certificates
                       of Participation, Series A,
                       6.000% due 05/01/01..............................................................      184,625
                       San Francisco, California, City and County:
   375,000             City Hall Improvement Project, Series A
                       (FGIC Insured), 6.100% due 06/15/00..............................................      389,531
                       International Airport Revenue, AMT, Second Series:
   445,000             8.000% due 05/01/06..............................................................      550,688
   500,000             8.000% due 05/01/09..............................................................      626,875
 1,150,000             San Jose, California, Redevelopment
                       Agency Tax Allocation, Merged Area
                       Redevelopment Project (MBIA Insured),
                       6.000% due 08/01/10..............................................................    1,325,375
                       San MateoFoster City, California,
                       School District (MBIA Insured):
   240,000             7.750% due 08/01/06..............................................................      297,300
                       Santa Rosa, California:
                       Central Packaging Service Facilities, Refunding:
   265,000             4.200% due 07/02/00..............................................................      267,650
   200,000             4.800% due 07/02/06..............................................................      204,500
   100,000             4.900% due 07/02/07..............................................................      102,750
   170,000             5.100% due 07/02/09..............................................................      175,525
   500,000             High School District (FGIC Insured),
                       7.000% due 05/01/01..............................................................      538,750
   740,000             Sweetwater, California, Water Revenue
                       Authority (AMBAC Insured),
                       5.250% due 04/01/10..............................................................      803,825
                       Torrance, California, Downtown Redevelopment Authority:
   200,000             5.100% due 09/01/09..............................................................      206,000
   210,000             5.200% due 09/01/10..............................................................      216,825
                       Walnut Valley, California, School District, Series A (MBIA Insured):
   100,000             6.850% due 08/01/07..............................................................      120,125
   700,000             7.000% due 08/01/08..............................................................      857,500
    65,000             Watsonville, California, Water Revenue
                       (MBIA Insured), 6.100% due 05/15/99..............................................       65,732
                       Wiseburn, California, School District,
                       Series A (FGIC Insured):
   360,000             6.875% due 08/01/06..............................................................      427,050
   395,000             6.875% due 08/01/07..............................................................      474,937
                                                                                                           ----------
                                                                                                           39,161,237
                                                                                                           ----------
                       Puerto Rico -- 4.5%
  $350,000             Commonwealth of Puerto Rico,
                       Public Improvement Bonds,
                       5.000% due 07/01/07..............................................................   $  368,374
 1,000,000             Commonwealth of Puerto Rico
                       (MBIA Insured),
                       6.500% due 07/01/10..............................................................    1,206,250
                       Puerto Rico:
   135,000             5.700% due 07/01/09..............................................................      150,187
   170,000             (FSA Insured), 5.700% due 07/01/09...............................................      190,613
                                                                                                           ----------
                                                                                                            1,915,424
                                                                                                           ----------
TOTAL MUNICIPAL BONDS AND NOTES
(Cost $39,537,526).......................................................................................  41,076,661
                                                                                                           ----------

SHORT-TERM MUNICIPAL BONDS AND NOTES -- 3.7%
(Cost $1,600,000)
                        California -- 3.7%
 1,600,000              Orange County, California, Sanitation
                        District, Variable Rate, due 08/01/15............................................   1,600,000

TOTAL INVESTMENTS -- 99.1%
(Cost $41,137,526*)......................................................................................  42,676,661

OTHER ASSETS AND LIABILITIES -- 0.9%
(Net)....................................................................................................     408,293
                                                                                                           ----------
NET ASSETS -- 100.0%.....................................................................................  43,084,954
                                                                                                           ==========

*   Aggregate cost for federal tax purposes.
+   Floating-rate note, rate resets daily.
++  Floating-rate note, rate resets weekly.

The Montgomery California Tax-Free Intermediate Bond Fund concentrates in California municipal securities. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could result in certain adverse consequences, including impairing the ability of certain issuers of California municipal securities to pay principal and interest on their obligations.


Abbreviations:
AMBAC   American Municipal Bond Assurance Corporation
AMT     Alternative Minimum Tax
CGIC    Capital Guaranty Insurance Corporation
FGIC    Federal Guaranty Insurance Corporation
FSA     Federal Security Assurance
MBIA    Municipal Bond Investors Assurance


The accompanying notes are an integral part of these financial statements.

INVESTMENT REVIEW

Q: How have the Funds performed over the past six months?

A: The Montgomery Money Market Funds all outperformed their benchmarks over the six months ended December 31, 1998. The California Tax-Free Money Fund was up 1.4%, the Federal Tax-Free Money Fund was up 1.49% and the Government Reserve Fund was up 2.5%. For the same time period, our benchmarks, the Lipper California Tax-Exempt Money Market Funds Average, the Lipper Tax-Exempt Money Market Funds Average and the Lipper Government Money Market Funds Average, were up 1.3%, 1.4% and 2.4%, respectively.

Q: What were the main factors driving the money markets over the period?

A: Deflationary concerns drove market sentiment at the beginning of the period, and it wasn't until the beginning of the fourth quarter that it became clear that the Federal Reserve recognized market concerns. Following a September 29 reduction of interest rates by 0.25 percentage point, the Federal Reserve implemented two more rate cuts during the fourth quarter. By the end of the quarter, its target for the overnight bank-lending rate was a mere 4.75%. The Fed's maneuvering halted a rally in U.S. Treasury securities across all parts of the yield curve, including money market instruments. Credit-quality spreads remained historically high by quarter end, however.

Turning to the municipal bond markets, California's short-term municipal market gained ground during the second half of 1998. Short-term California new issuances were lower than in previous years. As an example, the State of California Revenue Anticipation Notes issuance was only $1.7 billion in 1998, compared with $3 billion in 1997. California short-term municipal bond yields dropped more than 0.5%, trailing closely the 0.75% drop in the discount rate.

The national short-term municipal market also showed significant gains during the second half of 1998. Short-term general market new issuances were insignificant. National short-term municipal bond yields also dropped 0.5%, trailing closely the 0.75% drop in the discount rate.

Q: What should we expect in 1999?

A: We are currently monitoring a clash of countervailing forces. On the one hand, problems in emerging markets could lead to deflation in the United States, a decline in the stock market and a dampening in consumer confidence. Under this scenario we would expect the Fed to ease rates to stimulate the economy. On the other hand, if emerging markets rebound, U.S. economic growth is sustained and the European Central Bank maintains an accommodative stance, inflationary pressures may emerge, resulting in a hike in short-term rates. We do not expect to see this drama play out in the first quarter, however, as the underlying dynamics may take longer to unfold.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                              Money Market Funds

                             Portfolio Highlights
                                  (unaudited)

-------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
-------------------------------------------------------------------------------
William Stevens...................................... Senior Portfolio Manager
Monica Wong................................................  Portfolio Manager

-------------------------------------------------------------------------------
FUND PERFORMANCE
-------------------------------------------------------------------------------
                           Yields as of 12/31/98

                                  Montgomery
                              Government Reserve Fund

One-day yield...........................................................  4.72%
Seven-day yield.........................................................  4.65%

                                  Montgomery
                          Federal Tax-Free Money Fund

One-day yield...........................................................  3.61%
Seven-day yield.........................................................  3.34%


                                   Montgomery
                         California Tax-Free Money Fund

One-day yield...........................................................  3.69%
Seven-day yield.........................................................  3.18%

--------------------------------------------------------------------------------

Past performance is no guarantee of future results. Yields will fluctuate. An investment in one of our money market funds is neither insured nor guaranteed by the Federal Deposits Insurance Corporation or any other government agency. Although these funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Funds. Fund performance presented is for Class B shares.

                            --------------------
                            THE MONTGOMERY FUNDS
                            --------------------
                           Government Reserve Fund

                                  Investments


PORTFOLIO INVESTMENTS

December 31, 1998 (Unaudited)


    FEDERAL FARM CREDIT BANK (FFCB) -- 17.2%
    Principal Amount                                                      Value (Note 1)
      $ 2,360,000  5.320% due 01/04/99...................................   $  2,360,027
       15,000,000  5.260% due 01/10/99...................................     15,000,000
          800,000  5.270% due 02/01/99...................................        799,709
        5,000,000  5.300% due 02/02/99...................................      4,998,988
       25,000,000  4.740% due 02/25/99...................................     24,995,691
        5,500,000  5.375% due 03/02/99...................................      5,499,223
       18,000,000  5.160% due 04/01/99...................................     18,004,504
        4,000,000  5.405% due 04/01/99++.................................      3,999,999
        7,235,000  5.500% due 04/01/99...................................      7,237,945
        4,000,000  5.770% due 04/01/99...................................      4,000,983
       15,000,000  4.810% due 04/01/99...................................     14,983,068
       18,000,000  5.600% due 05/03/99...................................     17,994,863
        7,810,000  5.550% due 06/01/99...................................      7,807,433
        1,000,000  8.400% due 07/26/99...................................      1,014,950
                                                                            ------------
                                                                             128,697,383

       FEDERAL HOME LOAN BANK (FHLB) -- 38.0%
       18,440,000  Discount Note due 01/08/99............................     18,422,017
        1,040,000  5.400% due 01/15/99...................................      1,039,946
          500,000  5.035% due 01/19/99...................................        499,863
          500,000  6.046% due 01/21/99...................................      5,000,790
          500,000  5.605% due 01/22/99...................................        500,000
          100,000  7.860% due 01/25/99...................................        100,136
       25,000,000  Discount Note due 01/29/99............................     24,903,167
        1,500,000  5.230% due 02/01/99...................................      1,500,000
        2,000,000  5.425% due 02/16/99...................................      1,999,703
        4,500,000  4.975% due 02/23/99...................................      4,499,109
        1,200,000  5.610% due 03/03/99...................................      1,200,019
        1,000,000  5.270% due 03/04/99...................................      9,999,342
        2,000,000  5.570% due 03/09/99...................................      2,001,315
       11,670,000  5.580% due 03/11/99...................................     11,667,951
        5,000,000  5.605% due 03/12/99...................................      4,999,678
       23,000,000  5.560% due 03/25/99...................................     23,001,676
       10,000,000  5.073% due 03/26/99...................................        998,965
        7,000,000  5.500% due 03/26/99...................................      6,997,679
        9,810,000  5.570% due 04/07/99...................................      9,807,962
        5,000,000  5.108% due 04/09/99...................................      4,999,329
        1,000,000  6.440% due 04/16/99...................................      1,002,154
        1,025,000  6.300% due 04/22/99...................................      1,028,951
        2,000,000  5.705% due 05/05/99...................................      2,003,767
       10,000,000  5.695% due 05/06/99...................................     10,035,064
       10,000,000  5.610% due 06/18/99...................................     10,000,730
          500,000  6.315% due 07/09/99...................................        501,608
        3,600,000  5.540% due 07/13/99...................................      3,598,947
      $ 1,500,000  3.630% due 07/15/99...................................   $  1,492,086
        7,270,000  5.805% due 08/06/99...................................      7,298,612
       14,015,000  5.510% due 08/17/99...................................     14,009,842
          500,000  5.545% due 08/17/99...................................        502,550
       10,000,000  5.088% due 09/02/99...................................      9,996,658
       20,000,000  5.380% due 09/08/99...................................     19,993,113
        3,000,000  5.915% due 09/24/99...................................      3,018,750
       18,000,000  6.035% due 09/27/99...................................     18,185,743
       20,000,000  4.800% due 10/13/99...................................     20,003,030
        4,545,000  8.375% due 10/25/99...................................      4,681,107
       10,000,000  4.800% due 11/10/99...................................      9,994,915
        2,000,000  5.790% due 11/18/99...................................      2,017,656
        1,000,000  6.405% due 11/22/99...................................      1,015,625
        1,000,000  5.880% due 11/26/99...................................      1,011,273
       10,000,000  Discount Note due 12/21/99............................      9,542,750
                                                                            ------------
                                                                             285,073,578

    FEDERAL HOME LOAN MORTGAGE CORPORATION
    (FHLMC) -- 0.3%
        1,483,572  M90319, 5.500% due 02/01/99...........................      1,482,749
           89,635  1727, 6.250% due 02/15/99.............................         89,618
          500,000  5.351% due 05/19/99...................................        499,568
                                                                            ------------
                                                                               2,071,935

    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 0.8%
        2,250,000  Zero Coupon due 02/02/99..............................      2,239,900
          100,000  5.570% due 03/05/99...................................         99,997
        3,000,000  Zero Coupon due 03/24/99..............................      2,963,652
          400,000  5.840% due 03/29/99...................................        400,081
                                                                            ------------
                                                                               5,703,630

    MUNICIPAL BONDS -- 2.6%
                   New York, General Obligation Bonds:
          305,000  9.800% due 08/15/04...................................        319,777
           55,000  9.750% due 08/15/09...................................         57,648
          985,000  9.625% due 08/01/10...................................      1,029,966
          165,000  9.750% due 08/15/10...................................        172,944
          150,000  9.750% due 08/15/11...................................        157,222
          351,000  9.875% due 08/15/13...................................        368,162
        3,935,000  9.875% due 08/15/14...................................      4,127,400
          585,000  9.875% due 08/15/15...................................        613,603
        6,200,000  9.875% due 08/15/16...................................      6,503,146
        5,005,000  9.875% due 08/15/17...................................      5,249,717
        1,000,000  9.875% due 08/15/18...................................      1,048,895
                                                                            ------------
                                                                              19,648,480

                            --------------------
                            THE MONTGOMERY FUNDS
                            --------------------
                           Government Reserve Fund

                                  Investments

    STUDENT LOAN MARKETING ASSOCIATION (SLMA) -- 15.6%
    Principal Amount                                                       Value (Note 1)
      $ 5,000,000  7.723% due 01/25/99...................................   $  5,006,568
        7,000,000  5.450% due 02/10/99...................................      6,998,576
        1,000,000  4.838% due 02/22/99...................................        999,531
          350,000  4.500% due 02/24/99++.................................        349,321
          500,000  5.200% due 02/26/99...................................        499,651
        6,000,000  5.580% due 03/11/99...................................      5,999,564
        5,000,000  5.128% due 04/16/99...................................      4,999,295
        3,325,000  5.630% due 06/02/99...................................      3,324,503
        6,000,000  5.525% due 06/10/99...................................      5,998,915
       11,200,000  5.530% due 07/16/99...................................     11,252,615
       28,500,000  4.858% due 08/02/99...................................     28,450,570
        8,000,000  5.583% due 08/11/99...................................      7,998,686
       20,000,000  5.280% due 09/15/99...................................     19,991,189
       15,000,000  4.800% due 11/05/99...................................     14,998,022
                                                                            ------------
                                                                             116,867,006

    TENNESSEE VALLEY AUTHORITY (TVA) -- 0.2%
        1,300,000  8.375% due 10/01/99...................................      1,330,899

    U.S. SOVEREIGN BONDS -- 0.0%#
          240,674  AID-Israel, Series B,
                   5.750% due 01/01/99+..................................        240,674

    TOTAL SECURITIES                                                         559,633,585

    REPURCHASE AGREEMENTS -- 25.7%
       30,000,000  Agreement with Bear Stearns, Tri-Party,
                   5.150% dated 12/31/98, to be repurchased
                   at $30,017,167 on 01/04/99, collateralized by
                   $30,600,000 market value of U.S. government
                   securities, having various maturities and
                   various interest rates................................     30,000,000

       40,000,000  Agreement with Bear Stearns, Tri-Party,
                   5.300% dated 12/31/98, to be repurchased
                   at $40,041,222 on 01/07/99, collateralized by
                   $40,800,000 market value of U.S. government
                   securities, having various maturities and
                   various interest rates................................     40,000,000

       57,785,000  Agreement with Greenwich Capital Markets,
                   Tri-Party, 5.150% dated 12/31/98, to be
                   repurchased at $57,818,066 on 01/04/99,
                   collateralized by $58,940,700 market value
                   of U.S. government securities, having various
                   maturities and various interest rates.................     57,785,000

      $65,000,000  Agreement with Paine Webber, Tri-Party,
                   5.150% dated 12/31/98, to be repurchased
                   at $65,037,194 on 01/04/99, collateralized by
                   $66,300,000 market value of U.S. government
                   securities, having various maturities and
                   various interest rates................................   $ 65,000,000

    TOTAL REPURCHASE AGREEMENTS..........................................    192,785,000
                                                                            ------------

    TOTAL INVESTMENTS -- 100.4%
    (At amortized cost*)  752,418,585

    OTHER ASSETS AND LIABILITIES -- (0.4)%
    (Net)................................................................     (3,154,132)
                                                                            ------------

    NET ASSETS -- 100.0%.................................................   $749,264,453
                                                                            ============

*   Aggregate cost for federal tax purposes.
+   Floating-rate note, rate resets weekly.
++  Floating-rate note, rate resets monthly.
#   Amount represents less than 0.1%.

                            --------------------
                            THE MONTGOMERY FUNDS
                            --------------------
                                   Federal
                             Tax-Free Money Fund

                                  Investments


PORTFOLIO INVESTMENTS

December 31, 1998  (Unaudited)

    MUNICIPAL BONDS AND NOTES -- 119.8%
    Principal Amount                                Value (Note 1)
Alaska -- 2.6%
     $1,350,000     Alaska Municipal Bond Authority Revenue,
                    Series A, Revenue Bonds (FSA Insured),
                    4.000% due 12/01/99....................   $  1,359,635
     500,000        Alaska Student Loan Revenue Corporation,
                    Series A, Revenue Bonds (AMBAC Insured),
                    4.700% due 07/01/99....................        503,162
     500,000        Anchorage, Alaska, Electric Utilities
                    Revenue (MBIA Insured),
                    6.850% due 06/01/99....................        506,340
     200,000        Anchorage, Alaska, Telephone Utilities
                    Revenue Bonds (MBIA Insured),
                    4.000% due 02/01/99....................        200,032
     300,000        North Slope Boro, Alaska, General
                    Obligation Bonds, Series B (FSA Insured),
                    6.100% due 06/30/99....................        303,935
                                                              ------------
                                                                 2,873,104
    Arizona -- 0.7%
     250,000        Maricopa County, Arizona, Unified High
                    School District, No. 210 Phoenix, Series C,
                    7.400% due 07/01/99....................        255,004
     450,000        Phoenix, Arizona, General Obligation Bonds,
                    Refunding, 6.250% due 07/01/16.........        464,507
                                                              ------------
                                                                   719,511
    Arkansas -- 0.5%
     500,000        Paragould, Arkansas, Sales and Use Tax,
                    Revenue Bonds (AMBAC Insured),
                    4.750% due 07/01/99....................        503,776

    California -- 4.6%
     5,000,000      California Pollution Control Financing
                    Authority Revenue, Southern California
                    Edison Company, Series A, Revenue Bonds,
                    5.200% due 02/28/08+...................      5,000,000

    District of Columbia -- 5.4%
                    District of Columbia, General Obligation Bonds:
     1,100,000      Series A-3, Refunding,
                    5.200% due 02/01/07+...................      1,100,000
     1,725,000      Series B (FSA Insured),
                    7.000% due 06/01/99....................      1,752,087
     1,800,000      Series B-1,
                    5.000% due 06/01/03+++.................      1,800,000
     1,300,000      Series B-2,
                    5.000% due 06/01/03+++.................      1,300,000
                                                              ------------
                                                                 5,952,087
    Florida -- 0.5%
     500,000        Post Everglades Port Authority, Florida,
                    Series A, Revenue Bonds,
                    7.500% due 09/01/12....................        523,778
    Georgia -- 3.3%
     $3,400,000     Georgia Municipal Authority, Gas Revenue
                    (Gas Portfolio II Project), Series C,
                    3.900% due 01/01/08++..................   $  3,400,000
     260,000        Metropolitan Atlanta Rapid Transit
                    Authority, Georgia Sales Tax Revenue,
                    Series P (AMBAC Insured),
                    5.500% due 07/01/99....................        262,917
                                                              ------------
                                                                 3,662,917
    Hawaii -- 0.9%
     1,000,000      State of Hawaii, Budget and Finance
                    Department, Special Meeting Revenue,
                    3.800% due 03/01/14....................      1,000,000

    Illinois -- 16.4%
     1,050,000      Chicago, Illinois, Public Building
                    Commission, Series A (FGIC Insured),
                    7.500% due 01/01/99....................      1,050,000
     220,000        Franklin Park, Illinois, General Obligation
                    Revenue (AMBAC Insured),
                    6.000% due 07/01/99....................        223,006
     2,500,000      Illinois Development Finance Authority,
                    PCR (Amoco Oil Company Project),
                    5.050% due 11/01/12+...................      2,500,000
     3,000,000      Illinois Health Facilities Authority
                    Revenue (St. Lukes Medical Center),
                    Series B (MBIA Insured),
                    4.500% due 11/15/23++..................      3,000,000
     450,000        Illinois Rural Board Revenue
                    (Public Projects Construction),
                    4.500% due 03/15/99....................        450,887
     400,000        Illinois State, General Obligation Bonds,
                    4.700% due 04/01/99....................        401,008
                    Illinois State Toll Authority, Highway
                    Priority Revenue, Series B:
     1,100,000      (MBIA Insured) 3.850% due 01/01/10++...      1,100,000
     3,000,000      (FSA Insured) 4.250% due 01/01/17++....      3,000,000
     2,100,000      Lisle, Illinois, Multi-family Housing
                    Revenue (Four Lakes Phase V Project),
                    4.250% due 09/15/26++..................      2,100,000
     3,000,000      Lombard, Illinois, Multi-family Housing
                    Revenue (Clover Creek Apartments Project),
                    3.550% due 12/15/06....................      3,000,000
     1,000,000      Metropolitan Pier and Exposition
                    Authority, Illinois State Tax Revenue,
                    6.000% due 06/01/99....................      1,011,001
     200,000        Regional Transit Authority, Illinois,
                    Series B (FGIC Insured),
                    4.600% due 06/01/99....................        201,140
                                                              ------------
                                                                18,037,042


                                    ---------------------
                                    The Montgomery Funds
                                    ---------------------
                                         Federal
                                    Tax-Free Money Fund
                                    Investments

MUNICIPAL BONDS AND NOTES - continued
  Principal Amount                                              Value (Note 1)
  Indiana -- 4.7%
       $2,400,000     Gary, Indiana, Environmental Improvement
                      Revenue, Commercial Paper,
                      3.200% due 02/10/99....................   $  2,400,000
       2,300,000      Rockport, Indiana, PCR (AEP Generating
                      Company Project), Series B,
                      5.150% due 07/01/25+...................      2,300,000
       500,000        Warren Township, Indiana, School
                      Building Corporation Revenue Bonds,
                      First Mortgage, Series B,
                     5.600% due 07/15/99....................        506,178
                                                                ------------
                                                                   5,206,178
  Iowa -- 1.0%
       1,100,000      Iowa Higher Education Authority, Loan
                      Revenue, Revenue Anticipation Notes,
                      Briar Cliff, Series A,
                      4.250% due 07/07/99....................      1,102,400

  Kansas -- 6.9%
       250,000        Emporia, Kansas, General Obligation
                      Bonds (AMBAC Insured),
                     4.750% due 09/01/99....................        252,267
       2,875,000      Johnson County, Kansas, Public Buildings
                      Commission, Lease Revenue,
                      4.250% due 09/01/99....................      2,886,155
                      Kansas State Development
                      Finance Authority Revenue:
      3,000,000      Health Facilities Revenue, Series M
                      (MBIA Insured), 5.150% due 11/15/23+...      3,000,000
       1,495,000      Village Shalom Obligation Group,
                      Series BB, 4.000% due 11/15/28+........      1,495,000
                                                                ------------
                                                                   7,633,422
  Kentucky -- 3.5%
       3,900,000      Ohio County, Kentucky, PCR, Big Rivers
                      Electric Corporation, Revenue Bonds
                     (AMBAC Insured), 7.800% due 04/01/09..        3,900,000

  Maryland -- 0.2%
       200,000       Howard County, Maryland, Series B,
                     General Obligation Bonds,
                     5.600% due 08/15/99....................        202,779

  Massachusetts -- 1.4%
       230,000       Dighton and Rehoboth, Massachusetts,
                     Regional School District, General
                     Obligation Bonds (AMBAC Insured),
                     4.100% due 07/15/99....................        230,963
       1,000,000     Massachusetts State, Housing Development
                     Finance Agency, Series A (MBIA Insured),
                     3.800% due 06/01/99....................      1,000,000
       250,000       Quincy, Massachusetts, General
                     Obligation Bonds (MBIA Insured),
                     6.000% due 05/01/99....................        252,145
                                                               ------------
                                                                  1,483,108
  Michigan -- 0.8%
       $500,000      Grand Traverse County Hospital, Michigan,
                     Munson Healthcare, Series A (AMBAC
                     Insured), 3.600% due 07/01/99..........   $    500,000
       400,000       Kalamazoo, Michigan, City School District,
                     6.700% due 05/01/99....................        403,700
                                                               ------------
                                                                    903,700
  Minnesota -- 1.9%
       2,100,000     University of Minnesota, Revenue
                     Bonds, Series 1997A-144A,
                     4.250% due 05/18/12++..................      2,100,000

  Missouri -- 7.7%
       315,000       Belton, Missouri, Certificates of
                     Participation, Series B (MBIA Insured),
                     4.250% due 03/01/99....................        314,959
       4,000,000     Independence, Missouri, Industrial
                     Development Authority Revenue,
                     Groves and Graceland, Series A,
                     5.100% due 11/01/27....................      4,000,000
       1,000,000     Kansas City, Missouri, Industrial
                     Development Authority, Hospital Revenue
                     (Resh Health Services Systems) (MBIA
                     Insured), 5.100% due 10/15/15+.........      1,000,000
       1,300,000     Missouri State, Development Financing
                     Board, Infrastructure Facilities Revenue
                     (Sci City Union Station Project), Series B,
                     5.250% due 12/01/03+...................      1,300,000
       1,390,000     Missouri State, Economic and Industrial
                     Development, Export and Infrastructure
                     Board, Series E, 4.200% due 09/01/10++.      1,390,000
       485,000       Neosho, Missouri, School District
                     No. R-5, Building Corporation
                     Leasehold Revenue (FSA Insured),
                     3.500% due 09/01/99....................        485,000
                                                               ------------
                                                                  8,489,959
  Nebraska -- 0.4%
       435,000       Omaha, Nebraska, School District,
                     General Obligation Bonds,
                     4.250% due 06/15/99....................        436,929

  Nevada -- 1.7%
       1,532,000     Clark County, Nevada, Airport
                     Improvement Revenue, Series A1,
                     3.850% due 07/01/25++..................      1,532,000
       300,000       Nevada State, General Obligation Bonds
                     (Colorado River Community),
                     5.000% due 07/01/99....................        302,633
                                                               ------------
                                                                  1,834,633
  New Jersey -- 1.7%
       500,000       Keansburg, New Jersey, Board of
                     Education, Certificates of Participation,
                     8.000% due 11/01/14....................        529,253


The accompanying notes are an integral part of these financial statements.

                            ---------------------
                            The Montgomery Funds
                             ---------------------
                                   Federal
                              Tax-Free Money Fund
                                  Investments


MUNICIPAL BONDS AND NOTES - continued

  Principal Amount                                              Value (Note 1)
    New Jersey -- continued
                     New Jersey Wastewater Treatment Revenue
                     Bonds, Series A (MBIA Insured):
      $425,000       6.800% due 05/15/99....................   $    429,393
       425,000       Prerefunded, 7.000% due 05/15/06.......        437,030
       500,000       Union County, New Jersey, Utilities
                     Authority (Ogden Martin Systems),
                     Series A, AMT, 4.500% due 06/01/99.....        501,296
                                                               ------------
                                                                  1,896,972
  New Mexico -- 0.9%
       1,000,000     Albuquerque, New Mexico, Lodgers Tax
                     Revenue Receipts, Series A, Revenue Bonds,
                     3.950% due 07/01/22++..................      1,000,000

  New York -- 1.0%
       800,000       New York State, Dormitory Authority,
                     Revenue Bonds, Series A, State University,
                     7.125% due 05/15/17....................        824,971
       250,000       Triborough, New York, Bridge and Tunnel
                     Authority, General Purpose Revenue Bonds,
                     Series O, 7.700% due 01/01/19..........        253,750
                                                               ------------
                                                                  1,078,721
    North Carolina -- 1.8%
     2,000,000       North Carolina Medical Care Community,
                     Health Care Facilities Revenue
                     (The Givens Estates Inc. Project),
                     5.050% due 12/01/26+++.................      2,000,000

    North Dakota -- 0.3%
     300,000         North Dakota State Municipal Board
                     (Capital Financing Project), Series I,
                     6.250% due 12/01/11....................        308,173

Oklahoma -- 4.5%
     5,000,000       Oklahoma State, Industrial Authority Revenue,
                     Baptist Medical Center, Commercial Paper,
                     3.350% due 01/25/99....................      5,000,000

Oregon -- 5.3%
     1,800,000       Clackamas County, Oregon, Hospital
                     Facilities Authority Revenue, Revenue Bonds,
                     4.000% due 04/01/14++++................      1,800,000
     1,010,000       Oregon State, Department of
                     Administrative Services, Certificates of
                     Participation, Series B (MBIA Insured),
                     4.400% due 11/01/99....................      1,018,733
     3,000,000       Oregon State, Economic Development
                     Revenue (Georgia-Pacific Corporation
                     95A Project), Series 168, AMT,
                     4.200% due 12/01/25++..................      3,000,000
                                                               ------------
                                                                  5,818,733
    Pennsylvania -- 8.1%
     $1,400,000     Delaware Valley, Pennsylvania,
                    Regional Financing Authority,
                    Local Government Revenue,
                    3.900% due 08/01/16++..................   $  1,400,000
                    Emmaus, Pennsylvania,
                    General Authority Revenue:
     1,000,000      4.100% due 03/01/24++..................      1,000,000
     1,000,000      4.100% due 03/01/24++..................      1,000,000
     4,000,000      Pennsylvania State Higher Educational
                    Assistance Agency, Student Loan Revenue,
                    Series A, 4.350% due 03/01/27++........      4,000,000
     490,000        Pennsylvania State University, Revenue
                    Bonds, Series B, 4.500% due 08/15/99...        492,212
     1,000,000      Sewickley Valley, Pennsylvania,
                    Hospital Authority Revenue
                    (Sewickley Valley Hospital Project),
                    7.500% due 10/01/14....................      1,047,849
                                                              ------------
                                                                 8,940,061
Tennessee -- 1.7%
                    Nashville and Davidson Counties, Tennessee,
                    Metropolitan Government:
     820,000        Health and Educational Facilities Board
                    Revenue, Open Arms Development Center,
                    3.700% due 08/01/99....................        820,000
     1,000,000      Water and Sewer Revenue (MBIA Insured),
                    5.500% due 01/01/99....................      1,000,000
                                                              ------------
                                                                 1,820,000
Texas -- 14.0%
     3,575,000      Austin, Texas, Commercial Paper,
                    4.250% due 03/01/99....................      3,575,000
     535,000        Austin, Texas, General Obligation Bonds,
                    Series A, 7.000% due 09/01/02..........        547,484
     1,000,000      Bexar County, Texas, Financing Authority,
                    Multi-family Housing Revenue
                    (Fountainhead Apartments Project),
                    4.250% due 09/15/26++..................      1,000,000
     1,200,000      Calhoun County, Texas, Naval Industrial
                    Development Authority, Port Revenue
                    (Formosa Plastics Corporation Project)
                    (LOC: Bank of America),
                    4.000% due 11/01/15++..................      1,200,000
     3,910,000      Dallas, Texas, Waterworks and Sewer
                    Systems, Commercial Paper,
                    3.200% due 01/21/99....................      3,910,000
     250,000        Dallas, Texas, Waterworks and Sewer
                    Systems, Revenue Bonds,
                    5.600% due 10/01/99....................        253,449
     360,000        Forney, Texas, General Obligation
                    Bonds (AMBAC Insured),
                    3.700% due 05/15/99....................        360,385
     2,500,000      Gulf Coast Waste Disposal Authority, PCR
                    (Amoco Oil Company Project),
                    5.100% due 10/01/17+...................      2,500,000

                           ------------------------
                            The Montgomery Funds
                           ------------------------
                                   Federal
                             Tax-Free Money Fund
                                  Investments

MUNICIPAL BONDS AND NOTES -- continued
Principal Amount                                             Value (Note 1)
Texas -- continued
     $1,000,000     Mansfield, Texas, Industrial Development
                    Revenue (Pier 1 Imports, Texas, Inc.,
                    Project), 4.150% due 11/01/26++........   $  1,000,000
     225,000        Pflugerville, Texas, Independent School
                    District, General Obligation Bonds,
                    8.750% due 08/01/99....................        231,848
     200,000        Texas Municipal Power Agency Revenue
                    (FGIC Insured), 7.000% due 09/01/99....        204,271
     305,000        Texas State Public Financing Authority,
                    Building Revenue (State Preservation
                    Board Project), Series B (AMBAC Insured),
                    4.500% due 02/01/99....................        305,292
     250,000        Travis County, Texas, General Obligation
                    Bonds, Series B, Refunding (MBIA Insured),
                    5.900% due 03/01/99....................        250,869
                                                              ------------
                                                                15,338,598
Utah -- 0.9%
     1,000,000      Emery County, Utah, PCR
                    (Pacificorp Projects) (AMBAC Insured),
                    5.150% due 11/01/24+...................      1,000,000

Virginia -- 1.4%
     1,500,000      Hampton, Virginia, Museum Revenue,
                    Refunding, 7.500% due 01/01/14.........      1,530,000

Washington -- 6.7%
     265,000        King County, Washington, Housing
                    Authority Revenue, Series A,
                    3.850% due 07/01/99....................        265,000
     1,000,000      Port Seattle, Washington, Industrial
                    Development Corporation Revenue
                    (Sysco Food Services Project), Refunding,
                    4.200% due 11/01/25++..................      1,000,000
     285,000        Snohomish and Island Counties, Washington,
                    Stanwood School District No. 401,
                    Refunding (FGIC Insured),
                    3.250% due 12/15/99....................        285,000
     965,000        Thurston County, Washington, Olympia
                    School District No. 111 (FGIC Insured),
                    4.300% due 12/01/99....................        973,685
     1,085,000      Washington State, Economic Development
                    Financing Authority Revenue (Pioneer
                    Human Services Project), Series H,
                    5.200% due 09/01/18+...................      1,085,000
     370,000        Washington State, Higher Educational
                    Facilities Authority Revenue (Whitworth
                    College Project) (MBIA Insured),
                    3.250% due 10/01/99....................        370,000
                    Washington State, Housing
                    Finance Commission:
     $2,225,000     Multi-family Mortgage Revenue
                    (Winterhill Apartments Project), Series A,
                    4.100% due 07/01/28++..................   $  2,225,000
     1,185,000      Non-Profit Housing Revenue
                    (YMCA Greater Seattle Program),
                    5.150% due 07/01/11++..................      1,185,000
                                                              ------------
                                                                 7,388,685
Wisconsin -- 1.7%
     1,800,000      Wisconsin State Transportation Revenue,
                    Series A, 5.800% due 07/01/99..........      1,818,374

Wyoming -- 4.7%
     2,500,000      Lincoln County, Wyoming, Environmental
                    Improvement Revenue (Pacificorp Projects),
                    AMT, 5.400% due 11/01/25+..............      2,500,000
     2,700,000      Sweetwater County, Wyoming, PCR
                    (Idaho Power Company Project), Series C,
                    5.150% due 07/15/26+...................      2,700,000
                                                              ------------
                                                                 5,200,000

TOTAL INVESTMENTS -- 119.8%
(At amortized cost*).......................................    131,703,640

OTHER ASSETS AND LIABILITIES -- (19.8)%
(Net)......................................................    (21,776,547)
                                                              ------------

NET ASSETS -- 100%.........................................   $109,927,093
                                                              ============

*     Aggregate cost for federal tax purposes.
+     Floating-rate note, rate resets daily.
++    Floating-rate note, rate resets weekly.
+++   Floating-rate note, rate resets monthly.
++++  Floating-rate note, rate resets annually.

Abbreviations:
AMBAC  American Municipal Bond Assurance Corporation
AMT  Alternative Minimum Tax
FGIC  Federal Guaranty Insurance Corporation
FSA  Federal Security Assurance
LOC  Line of Credit
MBIA  Municipal Bond Investors Assurance
PCR  Pollution Control Revenue

                           ------------------------
                            The Montgomery Funds
                           ------------------------
                              California Tax-Free
                                  Money Fund
                                  Investments


PORTFOLIO INVESTMENTS

     December 31, 1998 (Unaudited)

MUNICIPAL BONDS AND NOTES -- 118.0%
Principal Amount                                    Value (Note 1)
                     California -- 118.0%
     $5,000,000      Abag, California, Financing Authority
                     Revenue, Nonprofit Corporations,
                     Certificates of Participation,
                     Lucile Salter Packard Project,
                     3.850% due 08/01/23+................................... $  5,000,000
     300,000         Alameda County, California, School
                     Financing Authority,
                     6.900% due 07/01/99....................................      304,904
     3,100,000       Anaheim, California, Electric Company,
                     Commercial Paper,
                     2.950% due 03/12/99....................................     3,100,000
     2,450,000       Antioch, California, Financing Authority,
                     Series A (AMBAC Insured),
                     6.500% due 09/02/99....................................     2,508,335
     200,000         Bay Area, California, Redevelopment
                     Agency, Pool A, 4.900% due 12/15/99....................       203,445
     930,000         Berkeley, California, GO (AMBAC Insured),
                     3.800% due 06/01/99....................................       930,000
     200,000         Berkeley, California, School District
                     Authority (AMBAC Insured),
                     8.100% due 08/01/16....................................       209,749
     2,025,000       Brentwood, California, School District, GO
                     (AMBAC Insured), 6.850%
                     due 08/01/16............................................    2,070,783
     400,000         Calexico, California, Financing Authority
                     Revenue (AMBAC Insured),
                     3.150% due 11/01/99.....................................      400,000
                     California State:
                     Educational Facilities Authority Revenue:
     1,105,000       6.200% due 01/01/02.....................................    1,161,290
     1,000,000       Commercial Paper, 3.300% due 01/22/99...................    1,000,000
                     Health Facilities Financing Authority Revenue:
     7,400,000       Adventist Health Systems,
                     5.000 due 09/01/28+.....................................     7,400,000
     125,000         Mercy Health Systems, Series C,
                     7.250% due 07/01/15.....................................       129,468
                     Sutter Healthcare, Series B:
     4,300,000       5.100 due 07/01/12+.....................................     4,300,000
     1,700,000       5.100 due 03/01/20+.....................................     1,700,000
     3,000,000       Saint Joseph Health System, Series B,
                     5.100% due 07/01/09+....................................     3,000,000
     3,300,000       Scripps Memorial Hospital, Series B
                     (MBIA Insured),
                     3.800% due 10/01/21++...................................     3,300,000
                     Pollution Control Finance Authority:
      4,965,000      Soild Waste Disposal Revenue,
                     Taormina Industrial Income Project,
                     5.300% due 08/01/14++...................................  $  4,965,000
     2,225,000       Series B, 5.300% due 08/01/14++.........................     2,225,000
     3,200,000       Homestake Mining,
                     3.900% due 05/01/04++...................................     3,200,000
                     Pacific Gas & Electric Company:
     6,700,000       Series A, Refunding, AMT,
                     5.000% due 12/01/18+....................................     6,700,000
                     Series C, Refunding,
     4,000,000       5.100% due 11/01/26+....................................     4,000,000
     1,000,000       Series F, Refunding,
                     5.000% due 11/01/26+....................................     1,000,000
                     Southern California Edison Company:
     1,800,000       Series A, 5.200% due 02/28/08+..........................     1,800,000
     2,100,000       Series D, 5.200% due 02/28/08+..........................     2,100,000
                     Economic Development Financing Authority
                     (California Independent Systems Project):
     5,000,000       Series A, 5.000% due 04/01/08+..........................     5,000,000
     5,000,000       Series C, 5.000% due 04/01/08+..........................     5,000,000
     1,400,000       Serra Microchassis Project,
                     5.150% due 08/01/27+....................................     1,400,000
                     California Statewide Communities Development Authority:
                     Solid Waste  Revenue:
     3,100,000       (Chevron U.S.A. Encore Project),
                     5.050% due 12/15/24+....................................     3,100,000
     2,000,000       Industrial Development Revenue,
                     (Karcher Property Project), Series C,
                     2.950% due 12/01/19++...................................     2,000,000
                     Lease Revenue:
     500,000         (Oakland Convention Centers Project),
                     5.200% due 10/01/99.....................................       507,627
                     Multi-family Housing Revenue:
     2,950,000       (Aegis Apartments Project), Series Y,
                     5.150% due 06/01/33+....................................     2,950,000
     4,600,000       (Pittsburg Plaza Apartments), Series K,
                     AMT, 4.000% due 09/01/27++..............................     4,600,000
     7,990,000       Kaiser Permananete,
                     3.760% due 12/01/15+....................................     7,990,000
     6,500,000       University Retirement Community Project,................
                     5.000% due 11/15/28+....................................     6,500,000
     7,500,000       Saint Joseph Health System,
                     3.800% due 07/01/08++...................................     7,500,000
     500,000         Public Works, Department of Correction,
                     4.500% due 12/01/99.....................................       506,707

                           ------------------------
                            The Montgomery Funds
                           ------------------------
                              California Tax-Free
                                  Money Fund
                                  Investments



Principal Amount                                                              Value (Note 1)
California -- continued
        $475,000     Chico, California, University School District,
                     9.000% due 08/01/99.....................................  $    490,975
       1,000,000     Clovis, California, University School District,
                     5.000% due 08/01/99.....................................     1,010,777
         320,000     Comton, California, Redevelopment Agency,
                     Tax Allocation Revenue,
                     7.500% due 08/01/13.....................................       334,408
         500,000     Contra Costa County, California,
                     Water District Revenue Bonds,
                     4.375% due 10/01/99++...................................       505,028
       2,000,000     Contra Costa County, California, Water District,
                     2.900% due 01/20/99.....................................     2,000,000
       2,900,000     Corona, California, Multi-family Housing
                     Revenue (Bay Apartments), Series B,
                     3.850% due 11/15/22++...................................     2,900,000
         650,000     Culver City, California, Redevelopment
                     Finance Authority, Prerefunded, Senior Lien,
                     Series A, 6.900% due 11/01/01...........................       683,308
         200,000     Desert Sands, California, School District,
                     Certificates of Participation (Measure O
                     Project), Series D (MBIA Insured),
                     4.100% due 03/01/99.....................................       200,061
         300,000     East Bay, California, Municipal Utility
                     District, Water System Revenue,
                     5.300% due 06/01/99.....................................       302,817
       2,000,000     Elk Grove, California, School District,
                     TRANS, 4.500% due 06/30/99..............................     2,008,565
         250,000     Evergreen, California, School District
                     Special Tax, 3.900% due 09/01/99........................       251,458
       5,000,000     Fontana, California, School District,
                     TRANS, 4.000% due 07/09/99..............................     5,008,489
                     Fremont, California:
       2,500,000     High School District, TRANS,
                     3.900% due 06/30/99.....................................     2,502,373
       4,000,000     Multi-family Housing Revenue
                     (TreeTops Apartments Project), Series A,
                     AMT, 4.000% due 08/15/26++..............................     4,000,000
         765,000     Police Facility Refinancing Project,
                     3.000% due 08/01/99.....................................       765,000
         250,000     Fresno, California, University School District,
                     7.000% due 05/01/12.....................................       258,160
       3,000,000     Government Development Bank,
                     Commercial Paper,
                     3.000% due 02/11/99.....................................     3,000,000
         250,000     HI Desert, California, Health Care District,
                     3.950% due 10/01/99.....................................       250,000
                     Irvine, California, Improvement
                     Board Act of 1915:
      $2,353,000     No-94-13, 5.100% due 09/02/22+..........................  $  2,353,000
       3,200,000     No-97-17, 5.100% due 09/02/23+..........................     3,200,000
       3,500,000     Irvine Ranch, California, Water District:
                     5.100% due 10/01/05+....................................     3,500,000
       1,100,000     Series B, 5.100% due 10/01/04+..........................     1,100,000
       3,445,000     Various District No-140-240-105-250
                     5.100% due 04/01/33+....................................     3,445,000
       2,000,000     Kern, California, High School District,
                     3.760% due 02/01/13+....................................     2,000,000
         800,000     Lassen, California, Municipal Utilities
                     District Revenue, Series A, Refunding, AMT
                     (FSA Insured), 4.150% due 05/01/08++....................       800,000
       2,800,000     Long Beach, California, Health Facility
                     Revenue, Memorial Health Services,
                     2.700% due 10/01/16+....................................     2,800,000
                     Los Angeles, California, GO:
         775,000     Series A, 4.900% due 09/01/99...........................       784,576
       1,640,000     Series B, 6.125% due 09/01/00...........................     1,680,850
                     Certificate of Participation:
       1,000,000     6.200% due 02/01/01.....................................     1,012,607
         600,000     3.000% due 03/01/99.....................................       600,000
       5,260,000     Certificate of Participation,
                     Equipment and Reality Property Acquisition,
                     4.000% due 12/01/99.....................................     5,308,879
                     Convention and Exhibition Center Authority:
         325,000     6.600% due 08/15/99.....................................       331,752
         500,000     7.375% due 08/15/18.....................................       520,185
                     Multi-family Housing Revenue:
       2,400,000     Series K, 3.600% due 07/01/10++.........................     2,400,000
         200,000     (Central Library Project), Series A,
                     7.100% due 06/01/11++...................................       207,298
       2,000,000     (Mission Village Terrace), Series D, AMT,
                     3.950% due 07/01/27++...................................     2,000,000
       6,000,000     (Malibu Meadows Project), Series B,
                     3.800% due 04/15/28++...................................     6,000,000
         700,000     Waste Water System Revenue,
                     7.000% due 02/01/08.....................................       716,249
       7,500,000     TRANS, Series A,
                     4.500% due 06/30/99.....................................     7,537,621
         500,000     TRANS, 4.000% due 06/30/99..............................       501,914
         200,000     Flood Control District,
                     4.300% due 11/01/99.....................................       202,117
         300,000     Metropolitan Transportation Authority,
                     Sales Tax Revenue, Proposition C,
                     Second Series, Series A,
                     4.000% due 07/01/99++...................................       301,388

                             --------------------
                            The Montgomery Funds
                             --------------------
                              California Tax-Free
                                 Money Fund

                                  Investments


    Principal Amount                                                           Value (Note 1)
                     California  continued
                     Los Angeles, California,
                     Water Works Department, Commercial Paper:
     $1,250,000      2.900% due 01/15/99.....................................   $  1,250,000
      5,000,000      2.950% due 01/08/99.....................................      5,000,000
                     Los Angeles, California
                     (Disney Parking Refunding Project):
      4,500,000      2.900% due 01/13/99.....................................      4,500,000
      1,000,000      3.000% due 02/18/99.....................................      1,000,000
      4,000,000      M.S.R. Public Power Agency,
                     San Juan Project Revenue, Series F,
                     5.100% due 07/01/22+....................................      4,000,000
        215,000      Mammoth, California, Community
                     Water District, 4.000% due 09/02/99.....................        215,000
      8,000,000      Metropolitan Water District, Southern
                     California Waterworks Revenue, Commercial
                     Paper, 3.000% due 03/09/99..............................      8,000,000
        510,000      Monrovia, California, Redevelopment
                     Agency, Tax Allocation Revenue
                     (Central Redevelopment Project)
                     (AMBAC Insured), 3.800%
                     due 05/01/99............................................        510,000
                     Orange County, California:
      1,300,000      Apartment Development Revenue
                     (Harbor Pointe), Issue D,
                     3.850% due 12/01/06++...................................      1,300,000
        500,000      Local Transportation Authority, Sales Tax
                     Revenue, 5.200% due 01/15/99............................        501,277
      3,400,000      Sanitation Districts, Certificates of Participation,
                     5.100% due 08/01/15+....................................      3,400,000
      3,000,000      Orange County, California, TRANS,
                     3.050% due 02/17/99.....................................      3,000,000
        200,000      Port Oakland, California, Port Revenue,
                     Series E (MBIA Insured),
                     5.200% due 11/01/99.....................................        203,820
      1,040,000      Redlands, California, Redevelopment
                     Agency, Series A (MBIA Insured),
                     3.700% due 08/01/99.....................................      1,044,129
        460,000      Riverside County, California, TRANS,
                     4.500% due 09/30/99.....................................        464,784
      2,500,000      Riverside Teeter, Commercial Paper,
                     2.950% due 02/24/99.....................................      2,500,000
        310,000      Rocklin, California, Unified School District,
                     Community Facilities District, Special Tax
                     (MBIA Insured), 3.750% due 09/01/99.....................        311,101
      1,565,000      Sacramento, California, Regional County
                     Sanitation District,
                     4.500% due 08/01/99.........................................  1,572,917
        195,000      San Bernardino, California, Joint Powers
                     Financing Authority, Tax Allocation
                     Revenue, 4.600% due 07/01/99............................        195,808
      1,250,000      San Bernardino, California, Certificate
                     of Participation, 7.400% due 08/01/11...................      1,279,394
                     San Diego, California:
                     Regional Transportation Commission,
                     Sales Tax Revenue, Series A (FGIC Insured):
       $200,000      5.000% due 04/01/99++...................................   $    200,888
        200,000      4.250% due 04/01/99++...................................        200,522
        300,000      Series A, TRANS, 4.500% due 09/30/99....................        303,146
                     Commercial Paper:
      1,800,000      3.100% due 02/05/99.....................................      1,800,000
      1,400,000      2.950% due 02/10/99.....................................      1,400,000
      3,500,000      3.050% due 02/10/99.....................................      3,500,000
        290,000      Unified School District, Certificate of
                     Participation, 6.000% due 07/01/99......................        293,760
                     Water Authority, Water Revenue,
                     Certificate of Participation:
        415,000      5.750% due 05/01/99.....................................        418,636
                     Commercial Paper:
      4,900,000      2.950% due 01/12/99.....................................      4,900,000
      1,200,000      2.950% due 01/13/99.....................................      1,200,000
                     San Francisco, California, City and County
                     Sewer Revenue (AMBAC Insured):
        500,000      6.500% due 10/01/11.....................................        522,599
        475,000      6.500% due 10/01/21.....................................        496,465
        510,000      Santa Ana, California, Community
                     Redevelopment Agency, Tax Allocation,
                     7.400% due 09/01/19.....................................        534,088
      1,000,000      Santa Barbara County, California,
                     School Financing Authority, TRANS,
                     4.500% due 06/30/99.....................................      1,003,946
                     Santa Clara County, California:
      2,110,000      TRANS, 4.500% due 10/01/99..............................      2,132,177
      1,600,000      Financing Authority Lease Revenue
                     (VAR Facility Replacement Project),
                     3.800% due 11/15/25++...................................      1,600,000
      2,500,000      Santa Cruz County, California,
                     Board of Education, TRANS,
                     4.000% due 06/30/99.....................................      2,503,795
        500,000      Public Financing Authority Revenue,
                     Series B, 7.625% due 09/01/21...........................        526,208
        330,000      Santa Maria Bonita, California,
                     School District, Certificate of
                     Participation (MBIA Insured),
                     4.250% due 03/01/99.....................................        330,178
        250,000      Santa Rosa, California, Central Parking
                     Service Facilities District,
                     4.050% due 07/02/99.....................................        250,488
        500,000      South Coast Air Quality Management,
                     California, District Building Corporation
                     Revenue, Series B (AMBAC Insured),
                     6.900% due 08/01/00.....................................        520,799

                             --------------------
                            The Montgomery Funds
                             --------------------
                              California Tax-Free
                                 Money Fund

                                  Investments


Principal Amount                                                                Value (Note 1)
                     California  continued
       $250,000      South Poway Community, California,
                     District No. 1 Facilities
                     (MBIA Insured), 3.500% due 08/02/99.....................   $    250,711
        375,000      Temecula, California, Community Facilities
                     District No. 88-12-A,
                     4.250% due 09/01/99.....................................        375,665
        435,000      Thousand Oaks, California, Certificate
                     of Partnership, Wastewater System
                     Improvement Project (FSA Insured),
                     3.400% due 10/01/99.....................................        435,946
        555,000      Torrance, California, Certificate of
                     Partnership (MBIA Insured),
                     4.000% due 12/01/99.....................................        559,956
      2,000,000      University of California, UCLA Central
                     Chiller/Cogeneration Facility,
                     Certificate of Partnership,
                     7.000% due 11/01/21.....................................      2,104,118
      2,300,000      Vallejo, California, Multi-family
                     Housing Authority Revenue,
                     3.900% due 01/01/08++...................................      2,300,000
      2,500,000      West Contra Costa, California,
                     Unified School District, TRANS,
                     4.000% due 06/30/99.....................................      2,504,760
        200,000      West Covina, California, Public
                     Financing Authority Water Revenue,
                     Water Systems Capital Improvements
                     Project, 7.500% due 09/01/08............................        209,633
      5,000,000      Western Riverside County, California,
                     Regional Wastewater Treatment Authority
                     Revenue, 5.100% due 04/01/28+...........................      5,000,000
        320,000      Whittier, California, Community
                     Facility District Special Tax,
                     3.600% due 09/01/99.....................................        320,000
                                                                                ------------

TOTAL MUNICIPAL BONDS AND NOTES..............................................    264,483,877
                                                                                ------------
TOTAL INVESTMENTS -- 118.0%
(At amortized cost*).........................................................   $264,483,877

OTHER ASSETS AND LIABILITIES -- (18.0)%
(Net)........................................................................    (40,363,087)
                                                                                ------------

NET ASSETS -- 100.0%.........................................................   $224,120,790
                                                                                ============

*   Aggregate cost for federal tax purposes.
+   Floating-rate note, rate resets daily.
++  Floating-rate note, rate resets weekly.

Abbreviations:
AMBAC  American Municipal Bond Assurance Corporation
AMT    Alternative Minimum Tax
FGIC   Federal Guaranty Insurance Corporation
FSA    Federal Security Assurance
GO     General Obligation
MBIA   Municipal Bond Investors Assurance
TRANS  Tax and Revenue Anticipation Notes

The Montgomery California Tax-Free Money Fund concentrates in California municipal securities. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could result in certain adverse consequences, including impairing the ability of certain issuers of California municipal securities to pay principal and interest on their obligations.

                             ---------------------
                              The Montgomery Funds
                             ---------------------
                                 Statements of
                            Assets and Liabilities

                               December 31, 1998

                                  (unaudited)

                                                                U.S. Emerging
                                                                   Growth
Assets:                                                             Fund
-----------------------------------------------------------------------------
Investments in securities, at value (note 1)
  Securities.................................................. $  966,383,967
  Repurchase agreements.......................................     77,674,000
                                                               --------------
Total Investments.............................................  1,044,057,967
Cash..........................................................             --
Foreign currency, at value (Cost $76,700).....................             --
Cash held as collateral for loaned securities (note 4)........  29,098,365.65
Receivables:
  Dividends...................................................      3,719,965
  Interest....................................................         11,111
  Variation margin on futures contracts (note 4)..............             --
  Expenses absorbed by Manager................................          6,145
  Shares of beneficial interest sold..........................      3,947,264
  Investment securities sold..................................      1,937,470
Other Assets:
  Deferred organization costs (note 1)........................             --
                                                               --------------
Total Assets..................................................  1,082,778,287
                                                               --------------
Liabilities:
-----------------------------------------------------------------------------
Forward foreign-currency exchange contracts:
  Net unrealized depreciation of forward
  foreign-currency exchange contracts (note 4)................             --
Collateral on securities loaned (note 4)......................     29,098,365
Payables:
  Shares of beneficial interest redeemed......................      3,496,963
  Investment securities purchased.............................      1,216,985
  Management fees.............................................        109,594
  Administration fees.........................................         56,841
  Share marketing plan fees (note 3) (Class P shares only)....            411
  Custodian fees..............................................         28,617
  Dividends...................................................          3,979
  Trustees' fees and expenses.................................          1,091
  Cash overdrafts payable to custodian........................        104,672
  Transfer agency and servicing fees..........................         92,885
  Other accrued liabilities and expenses......................        149,624
                                                               --------------
Total Liabilities.............................................     34,360,027
                                                               --------------
Net Assets.................................................... $1,048,418,260
                                                               --------------
Investments at identified cost................................ $  901,387,155

Net Assets Consist of:
-----------------------------------------------------------------------------
Undistributed net investment income/(distributions in
 excess of net investment income/accumulated net
 investment loss)............................................. $    4,437,661
Accumulated net realized gain/(loss) on securities
 sold, forward foreign-currency exchange contracts,
 futures contracts and foreign-currency transactions..........     26,278,400
Net unrealized appreciation of investments, forward
foreign-currency exchange contracts, foreign-currency
 transactions, equity swaps and other assets..................    142,672,999
Shares of beneficial interest.................................        508,404
Additional paid-in capital....................................    874,520,796
                                                               --------------
Net Assets.................................................... $1,048,418,260

Net Assets:
-----------------------------------------------------------------------------
  Class R shares.............................................. $1,048,235,772
  Class P shares..............................................        182,488
                                                               --------------
Net Assets.................................................... $1,048,418,260
Number of Fund shares outstanding:
  Class R shares..............................................     50,831,622
  Class P shares..............................................          8,794
                                                               --------------
Total Shares..................................................     50,840,416
Class R shares:
  Net asset value, offering and redemption price per share
   outstanding................................................ $        20.62
                                                               --------------
Class P shares:
  Net asset value, offering and redemption price per share
   outstanding................................................ $        20.75
                                                               --------------

     U.S. EMERGING                                SMALL CAP             EQUITY         INTERNATIONAL          INTERNATIONAL
        GROWTH                 SMALL CAP        OPPORTUNITIES           INCOME             GROWTH               SMALL CAP
         FUND                     FUND               FUND                FUND               FUND                  FUND
---------------------------------------------------------------------------------------------------------------------------
     $  380.293,230        $  159,138,472       $  88,823,235       $  38,416,391    $   183,155,494       $   47,298,975
         30,541,000             4,174,000           2,692,000           1,622,000         20,796,000               26,000
     --------------        --------------       -------------       -------------    ---------------       --------------
        410,834,230           163,312,472          91,515,235          40,038,391        203,951,494           47,324,975
          1,933,351               809,582               1,308              35,576            501,843                   --
                 --                    --                  --                  --                 --               71,913
         31,483,077             6,250,029          12,720,074             156,096         10,397,650            3,797,929

             73,795                 6,317              20,434              35,811            220,454               71,340
              4,369                    --               3,379                 232              3,174               13,349
             64,382                    --                  --                  --                 --                   --
                 --                    --              12,787                 924                 --                   --
            623,215             1,068,478              69,516              39,885                 --                6,833
          1,316,493             1,462,448             627,480                  --          1,831,892              920,581

              1,456                    --               5,532               2,151              5,367                   --
     --------------        --------------       -------------       -------------    ---------------       --------------
        446,269,986           172,909,326         104,975,745          40,309,066        216,911,874           52,206,920
     --------------        --------------       -------------       -------------    ---------------       --------------

---------------------------------------------------------------------------------------------------------------------------

                 --                    --                  --                  --             36,661                4,310
         31,483,077             6,250,029          12,720,074             156,096         10,397,650            3,797,929

            626,788             1,845,647           1,370,519              47,131                 --              555,005
          3,467,600               773,895             883,976             403,633          3,963,416              741,208
            147,652                97,516                  --              42,225            168,613               50,288
             21,525                41,044               2,321               2,376             11,080                2,464
                 --                29,939                  45               4,593                529                   33
             16,220                 6,058               6,628               7,454             42,737                7,783
                 --                    --               1,533              11,614          1,103,027                   --
              1,053                 1,096               1,548                 954              2,508                   --
                 --                    --                  --                  --                 --                5,091
             53,878                18,258               4,565              17,096                 --               28,198
            111,449                29,717              32,377              25,870            137,047               48,802
     --------------        --------------       -------------       -------------    ---------------       --------------
         35,929,242             9,093,199          15,023,586             719,042         15,863,268            5,241,111
     --------------        --------------       -------------       -------------    ---------------       --------------
     $  410,340,744        $  163,816,127       $  89,952,159       $  39,590,024    $   201,048,606       $   46,965,809
     --------------        --------------       -------------       -------------    ---------------       --------------
     $  300,331,527        $  124,315,008       $  71,656,363       $  34,514,654    $   184,675,676       $   43,444,661

---------------------------------------------------------------------------------------------------------------------------
     $   (1,179,897)       $     (824,703)      $    (660,988)      $     219,631    $      (265,167)      $     (330,802)

         29,466,283           (14,723,300)         (9,663,989)            947,272         (4,876,745)          (3,349,979)

        110,502,703            38,997,464          19,858,872           5,523,737         19,259,535            3,890,939
            198,232               108,839              55,123              22,326            106,411               33,524
        271,353,423           140,257,827          80,363,141          32,877,058        186,824,572           46,722,127
     --------------        --------------       -------------       -------------    ---------------       --------------
     $  410,340,744        $  163,816,127       $  89,952,159       $  39,590,024    $   201,048,606       $   46,965,809

---------------------------------------------------------------------------------------------------------------------------
     $  410,340,744        $  144,577,469       $  89,865,111       $  36,490,614    $   200,062,353       $   46,961,247
                N/A            19,238,658              87,048           3,099,410            986,253                4,562
     --------------        --------------       -------------       -------------    ---------------       --------------
     $  410,340,744        $  163,816,897       $  89,952,159       $  39,590,024    $   201,048,606       $   46,965,809

         19,823,229             9,590,686           5,506,873           2,057,481         10,588,887            3,352,037
                N/A             1,293,211               5,456             175,127             52,256                  326
     --------------        --------------       -------------       -------------    ---------------       --------------
         19,823,229            10,883,897           5,512,329           2,323,608         10,641,143            3,352,363

     $        20.70        $        15.07       $       16.32       $       17.74    $         18.89       $        14.01
     --------------        --------------       -------------       -------------    ---------------       --------------

                N/A        $        14.88       $       15.95       $       17.70    $         18.87       $        13.99
     --------------        --------------       -------------       -------------    ---------------       --------------

                             --------------------
                             The Montgomery Funds
                             --------------------
                                 Statements of
                            Assets and Liabilities

                               December 31, 1998

                                  (Unaudited)

                                                                     Global
                                                                 Opportunities
Assets:                                                              Fund
------------------------------------------------------------------------------
Investments in securities, at value (note 1)
  Securities..................................................  $   49,546,086
  Repurchase agreements.......................................       4,544,000
                                                                --------------
Total Investments.............................................      54,090,086
Cash..........................................................              --
Foreign currency, at value (Cost $445,516, $7,240,786,
 $2,300,609and $174,311, respectively)........................         445,516
Cash held as collateral for loaned securities (note 4)........       4,068,868
Receivables:
  Dividends...................................................         140,828
  Interest....................................................             650
  Variation margin on futures contracts (note 4)..............              --
  Expenses absorbed by Manager................................              --
  Shares of beneficial interest sold..........................         965,487
  Investment securities sold..................................              --
Other Assets:
  Deferred organization costs (note 1)........................              --
                                                                --------------
Total Assets..................................................      59,711,435
                                                                --------------

Liabilities:
------------------------------------------------------------------------------
Forward foreign-currency exchange contracts:
  Net unrealized depreciation of forward foreign-
  currency exchange contracts (note 4)........................              --
Collateral on securities loaned (note 4)......................       4,068,868
Payables:
  Notes payable (note 4)......................................              --
  Shares of beneficial interest redeemed......................         285,452
  Investment securities purchased.............................              --
  Reverse repurchase agreements...............................              --
  Management fees.............................................          43,866
  Administration fees.........................................           2,913
  Share marketing plan fees (see note 3)
   (Class P shares only)......................................              --
  Custodian fees..............................................           2,779
  Dividends...................................................              --
  Trustees' fees and expenses.................................           2,603
  Cash overdrafts payable to custodian........................         460,087
  Transfer agency and servicing fees..........................           9,746
  Accrued liabilities and expenses............................          29,945
                                                                --------------
Total Liabilities.............................................       4,906,259
                                                                --------------
Net Assets....................................................  $   54,805,176
                                                                --------------
Investments at identified cost................................  $   45,975,834

Net Assets Consist of:
------------------------------------------------------------------------------
Undistributed net investment income/(distributions in
 excess of net investment income/accumulated net
 investment loss).............................................  $   (1,172,004)
Accumulated net realized gain/(loss) on securities
 sold, forward foreign-currency exchange contracts,
 futures contracts, foreign-currrency transactions
 and equity swaps.............................................       1,244,459
Net unrealized appreciation/(depreciation) of
 investments, forward foreign-currency exchange
 contracts, foreign-currency transactions, equity
 swaps and other assets.......................................       6,686,096
Shares of beneficial interest.................................          32,644
Additional paid-in capital....................................      48,013,981
                                                                --------------
Net Assets....................................................  $   54,805,176

Net Assets:
------------------------------------------------------------------------------
  Class R shares..............................................  $   54,805,176
  Class P shares..............................................             N/A
                                                                --------------
Net Assets....................................................  $   54,805,176
Number of Fund shares outstanding:
  Class R shares..............................................       3,264,383
  Class P shares..............................................             N/A
                                                                --------------
Total Shares..................................................       3,264,383
Class R shares:
  Net asset value, offering and redemption
 price per share outstanding..................................  $        16.79
                                                                --------------
Class P shares:
  Net asset value, offering and redemption price per
   share outstanding..........................................             N/A
                                                                --------------

        GLOBAL                                                                                       U.S. ASSET
     COMMUNICATIONS          EMERGING        EMERGING         LATIN AMERICA         SELECT 50        ALLOCATION
         FUND              MARKETS FUND     ASIA FUNDS             FUND               FUND              FUND
-----------------------------------------------------------------------------------------------------------------------
    $  254,524,184        $  335,130,418   $  34,423,623      $   1,780,839      $   172,274,247    $  109,066,921
        30,634,000             1,340,000              --                 --            4,564,000                --
    --------------        --------------   -------------      -------------      ---------------    --------------
       285,158,184           336,470,418      34,423,623          1,780,839          176,838,247       109,066,921
                --               888,547          59,976                 --                   --                --
                --             7,248,906         422,975                 --               16,227                --
        38,213,621                    --              --                 --                   --                --

            71,440             2,077,911          14,496             12,389              197,430                --
           157,566                18,111              --                 --                  653                --
                --                    --              --                 --                   --           233,443
                --                    --              --                 --                   --            72,212
         2,058,918               583,046         222,326                887              289,429            96,908
                --            10,042,889       1,151,705             29,198            1,587,832                --

                --                    --           9,058              5,127                3,066             3,451
    --------------        --------------   -------------      -------------      ---------------    --------------
       325,659,729           357,329,828      36,304,159          1,828,440          178,932,884       109,472,935
    --------------        --------------   -------------      -------------      ---------------    --------------

-----------------------------------------------------------------------------------------------------------------------

                73                 2,818              --                 --                   --                --
        38,213,621                    --              --                 --                   --                --

                --            14,500,000              --                 --                   --                --
           734,701             3,350,770         619,164             73,431            1,632,825                --
           585,637             2,908,165       1,207,276                 --            2,074,409           276,871
                --                    --              --
            91,480                45,593          22,824                 78               85,512                --
            17,368                20,185           2,150                122               10,453                --
                --                 1,050               5                 --                   --               272
           103,099                    --          26,809                162                8,258                --
                --                    --           4,025              1,235                   --                --
             1,052                   707             907              5,121                2,528                --
         2,280,325                    --              --            148,114               38,245         1,475,125
           117,899               173,985          21,285                 --              129,916            27,970
            98,275               423,466          26,216              1,969               44,115            30,149
    --------------        --------------   -------------      -------------      ---------------    --------------
        42,243,530            21,426,739       1,930,661            230,232            4,026,261         1,810,387
    --------------        --------------   -------------      -------------      ---------------    --------------
    $  283,416,199        $  335,903,089   $  34,373,498      $   1,598,208      $   174,906,623    $  107,662,548
    --------------        --------------   -------------      -------------      ---------------    --------------
    $  222,213,487        $  432,697,479   $  34,295,472      $   2,261,224      $   147,342,298    $  116,468,751

-----------------------------------------------------------------------------------------------------------------------

    $     (757,323)       $   (4,969,584)  $    (452,952)     $      15,644      $    (2,948,798)   $    4,027,448

        10,507,930          (315,090,535)    (15,928,843)        (3,885,076)          (5,490,677)        1,279,251

        62,962,486           (96,197,656)     (2,109,457)          (481,595)          29,337,865        (7,401,830)
           132,405               421,046          43,334              3,235               91,449            71,662
       210,570,701           751,739,818      52,821,416          5,946,000          153,916,784       109,686,017
    --------------        --------------   -------------      -------------      ---------------    --------------
    $  283,416,199        $  335,903,089   $  34,373,498      $   1,598,208      $   174,906,623    $  107,662,548

-----------------------------------------------------------------------------------------------------------------------
    $  283,416,199        $  335,555,688   $  34,373,498      $   1,598,208      $   174,861,503    $  107,595,413
               N/A               347,401             N/A                N/A               45,120            67,135
    --------------        --------------   -------------      -------------      ---------------    --------------
    $  283,416,199        $  335,903,089   $  34,373,498      $   1,598,208      $   174,906,623    $  107,662,548

        13,240,453            42,060,243       4,333,421            323,545            9,142,562         7,161,571
               N/A                44,311             N/A                N/A                2,376             4,620
    --------------        --------------   -------------      -------------      ---------------    --------------
        13,240,453            42,104,554       4,333,421            323,545            9,144,938         7,166,191

    $        21.41        $         7.98   $        7.93      $        4.94      $         19.13    $        15.02
    --------------        --------------   -------------      -------------      ---------------    --------------

               N/A        $         7.84             N/A                N/A      $         18.99    $        14.53
    --------------        --------------   -------------      -------------      ---------------    --------------

                             --------------------
                             The Montgomery Funds
                             --------------------
                                 Statements of
                            Assets and Liabilities

                               December 31, 1998

                                  (Unaudited)

                                                                Total Return
Assets:                                                           Bond Fund
----------------------------------------------------------------------------
Assets:
Investments in securities, at value (note 1)
  Securities..................................................  $ 73,085,832
  Repurchase agreements.......................................            --
                                                                ------------
Total Investments.............................................    73,085,832
Cash..........................................................            --
Receivables:
  Interest....................................................       770,296
  Expenses absorbed by Manager................................        29,419
  Shares of beneficial interest sold..........................        81,665
  Investment securities sold..................................     1,986,833
Other Assets:
  Deferred organization costs (note 1)........................         4,298
                                                                ------------
Total Assets..................................................    75,928,924
                                                                ------------

Liabilities:
----------------------------------------------------------------------------
Payables:
  Deferred fee income on dollar roll transactions.............         4,027
  Deferred gain on dollar roll transactions...................        24,974
  Shares of beneficial interest redeemed......................        48,695
  Investment securities purchased.............................    16,547,827
  Reverse repurchase agreements...............................            --
  Management fees.............................................        42,381
  Administration fees.........................................         2,656
  Share marketing plan fees (see note 3)
    (Class P shares only).....................................            --
  Custodian fees..............................................         4,986
  Dividends...................................................       322,627
  Trustees' fees and expenses.................................           582
  Variation margin............................................            --
  Cash overdrafts payable to custodian........................       463,766
  Transfer agency and servicing fees..........................         2,004
  Accrued liabilities and expenses............................        76,691
                                                                ------------
Total Liabilities.............................................    17,541,216
                                                                ------------
Net Assets....................................................  $ 58,387,708
                                                                ------------
Investments at identified cost................................  $ 71,682,576

Net Assets Consist of:
----------------------------------------------------------------------------
Undistributed net investment income/(distributions in
 excess of net investment income/accumulated net
 investment loss).............................................  $     (6,189)
Accumulated net realized gain/(loss) on securities sold,
 futures contracts and dollar roll agreements.................       882,140
Net unrealized appreciation of investments,
 dollar roll agreements and other assets......................     1,403,256
Shares of beneficial interest.................................        47,903
Additional paid-in capital....................................    56,060,598
                                                                ------------
Net Assets....................................................  $ 58,387,708

Net Assets:
----------------------------------------------------------------------------
  Class R shares..............................................  $ 58,387,708
  Class P shares..............................................           N/A
                                                                ------------
Net Assets....................................................  $ 58,387,708
Number of Fund shares outstanding:
  Class R shares..............................................     4,790,265
  Class P shares..............................................           N/A
                                                                ------------
Total Shares..................................................     4,790,265
Class R shares:
  Net asset value, offering and redemption price
  per share outstanding.......................................  $      12.19
                                                                ------------
Class P shares:
  Net asset value, offering and redemption
   price per share outstanding................................           N/A
                                                                ------------

                        CALIFORNIA
  SHORT DURATION         TAX-FREE         GOVERNMENT            FEDERAL            CALIFORNIA
    GOVERNMENT         INTERMEDIATE        RESERVE              TAX-FREE            TAX-FREE
    BOND FUND           BOND FUND           FUND               MONEY FUND          MONEY FUND
---------------------------------------------------------------------------------------------------
$   147,522,578       $   42,676,661    $   559,633,585     $   131,703,640      $  264,483,877
             --                   --        192,785,000                  --                  --
 --------------        -------------     --------------      --------------      --------------
    147,522,578       $   42,676,661    $   752,418,585         131,703,640         264,483,877
      6,591,057                   --                 --                  --                  --

      1,356,417              735,133          6,682,087             916,374           1,660,269
             --               29,419                 --                  --                  --
        911,422                3,240            271,095               5,018           2,518,629
         54,531                   --                 --                  --                  --

             --                   --                 --                  --                  --
 --------------        -------------     --------------      --------------      --------------
    156,436,005           43,444,453        759,371,767         132,625,032         268,662,775
 --------------        -------------     --------------      --------------      --------------

---------------------------------------------------------------------------------------------------

          2,635                   --                 --                  --                  --
          3,124                   --                 --                  --                  --
        923,026                   --          3,310,799              30,344           3,197,672
     16,075,420                   --          3,068,535          20,816,456          35,453,578
      4,561,875                   --                 --                  --                  --
         80,748               60,205                233              69,493              81,310
          5,891                1,797             27,594               5,470              10,177
             31                   --                  1                  --                  --
          9,464                1,746             14,321              16,194               8,366
        572,335                4,969          2,890,353                  --             530,239
            927                  934              2,636               2,368               2,447
            938                   --                 --                  --                  --
             --              239,827            183,093           1,693,761           5,165,629
         30,183                6,460            294,601               2,454              14,798
         75,920               43,561            315,148              61,399              77,769
 --------------        -------------     --------------      --------------      --------------
     22,342,517              359,499         10,107,314          22,697,939          44,541,985
 --------------        -------------     --------------      --------------      --------------
$   134,093,488       $   43,084,954    $   749,264,453     $   109,927,093     $   224,120,790
 --------------        -------------     --------------      --------------      --------------
$   146,974,170       $   41,137,526    $   752,418,585     $   131,703,640     $   264,483,877

---------------------------------------------------------------------------------------------------
$        (3,607)      $        1,198    $         4,650     $          (387)    $            84
        310,880              (55,289)           (19,536)             (1,054)             (6,192)
        569,986            1,539,135                 --                  --                  --
        131,323               32,942          7,492,681           1,099,285           2,241,277
    133,084,906           41,566,968        741,786,658         108,829,249         221,885,621
 --------------        -------------     --------------      --------------      --------------
$   134,093,488       $   43,084,954    $   749,264,453     $   109,927,093     $   224,120,790

---------------------------------------------------------------------------------------------------
$   134,060,594       $   43,084,954    $   749,263,443     $   109,927,093     $   224,120,790
         32,894                  N/A              1,010                 N/A                 N/A
 --------------        -------------     --------------      --------------      --------------
$   134,093,488       $   43,084,954    $   749,264,453     $   109,927,093     $   224,120,790

     13,129,107            3,294,235        749,267,136         109,928,534         224,127,675
          3,225                  N/A              1,010                 N/A                 N/A
 --------------        -------------     --------------      --------------      --------------
     13,132,332            3,294,235        749,268,146         109,928,534         224,127,675

$         10.21       $        13.08    $          1.00     $          1.00     $          1.00
 --------------        -------------     --------------      --------------      --------------

$         10.20       $          N/A    $          1.00     $           N/A     $           N/A
 --------------        -------------     --------------      --------------      --------------

                             --------------------
                             The Montgomery Funds
                             --------------------
                            Statements of Operations

                      Six Months Ended December 31, 1998

                                  (Unaudited)

                                                   U.S. Emerging
                                        Growth        Growth         Small Cap
Net Investment Income:                   Fund          Fund            Fund
------------------------------------------------------------------------------
Investment Income:
Interest.......................   $    2,435,470   $  1,194,017   $    129,719
Dividends (net of foreign
 withholding taxes)............        8,858,310        477,408         89,434
Securities lending income
 (note 4)......................           27,318         22,091         17,288
                                  --------------   ------------   ------------
Total Income...................       11,321,098      1,693,516        236,441
                                  --------------   ------------   ------------
Expenses:
Custodian fee..................           38,674         17,911          3,758
Transfer agency and servicing
 fees..........................          810,947        168,805         46,078
Management fee (note 2)........        5,200,261      2,388,812        823,179
Administration fee (note 2)....          358,513        120,006         62,540
Share marketing plan fee
 (note 3) (Class P shares only)              216             --         22,267
Legal and audit fees...........           70,401         31,758         32,767
Trustees' fees.................            2,811          2,773          2,773
Registration fees..............           32,247         17,911             --
Accounting expenses............          209,023         68,957         33,511
Printing fees..................           66,958         35,288         12,602
Amortization of organization
 expenses (note 1).............            2,873            738             --
Other..........................           89,734         20,454         22,713
Tax expense....................               --             --             --
Interest expense...............            5,590             --             --
                                  --------------   ------------   ------------
Total Expenses.................        6,888,248      2,873,413      1,062,188
Fees deferred and/or expenses
 absorbed by Manager (note 2)..           (6,145)            --         (1,044)
                                  --------------   ------------   ------------
Net Expenses...................        6,882,103      2,873,413      1,061,144
                                  --------------   ------------   ------------
Net Investment Income/(Loss)...        4,438,995     (1,179,897)      (824,703)
                                  --------------   ------------   ------------

Net Realized and Unrealized Gain/(Loss) on Investments:
-------------------------------------------------------------------------------
Net realized gain/(loss) from:
  Securities transactions......       35,912,457     24,977,970    (17,679,975)
  Forward foreign-currency
   exchange contracts..........               --             --             --
  Futures contracts............       (3,715,656)     6,503,334             --
  Foreign-currency
   transactions and other
   assets......................             (200)            --             --
Net Realized Gain/(Loss) on
 Investments...................       32,196,601     31,481,304    (17,679,975)
                                  --------------   ------------   -------------

Net change in unrealized
 appreciation/(depreciation)
 of:
  Securities...................     (123,605,114)   (22,667,432)   (13,442,812)
  Forward foreign-currency
   exchange contracts..........               --             --             --
  Foreign-currency
   transactions and other
   assets......................              161             --             --
                                  --------------   ------------   ------------
Net Unrealized
 Appreciation/(Depreciation)
 of Investments................     (123,604,953)   (22,667,432)   (13,442,812)
                                  --------------   ------------   ------------
Net Realized and Unrealized
 Gain/(Loss) on Investments....      (91,408,352)     8,813,872    (31,122,787)
                                  --------------   ------------   ------------
Net Increase/(Decrease) in
 Net Assets Resulting from
 Operations....................   $  (86,969,357)  $  7,633,975   $(31,947,490)
                                  --------------   ------------   ------------

Foreign withholding taxes......   $       62,708   $         --   $         --
                                  --------------   ------------   ------------

        SMALL CAP         EQUITY      INTERNATIONAL       INTERNATIONAL          GLOBAL              GLOBAL
     OPPORTUNITIES        INCOME         GROWTH             SMALL CAP         OPPORTUNITIES       COMMUNICATIONS        EMERGING
         FUND              FUND           FUND                FUND                 FUND                FUND           MARKETS FUND
------------------------------------------------------------------------------------------------------------------------------------
     $     97,050        $  40,791    $    505,709        $    178,358        $    90,390         $   608,070         $      5,999
          145,790          530,361         517,695             210,713            142,681           1,666,805            5,065,968
            5,645               88          34,925              29,961             42,030             167,447                   --
     ------------      -----------     -----------        ------------        -----------         -----------        -------------
          248,485          571,240       1,058,329             419,032            275,101           2,442,322            5,071,967
     ------------      -----------     -----------        ------------        -----------         -----------        -------------


            8,748            5,635         100,467              24,108             27,136              86,975              270,427
          113,269           39,144         110,514              57,476             49,749             270,799              834,492
          713,915          116,865         794,152             301,803            404,017           1,646,463            2,765,259
           41,645           13,634          50,537              16,921             20,994              91,760              159,536
               27            3,531             553                   9                 --                  --                  443
           23,299           14,389          12,602              14,301             11,846              29,698               70,575
            2,687            2,674           2,773               2,655              2,773               2,773                2,773
           16,983           18,096         107,643              14,171             15,075              13,139               11,079
           22,611            7,252          60,998              20,166             25,830              88,388              209,273
           23,479            4,912           3,025               7,249              3,781              24,348              201,644
            1,398            1,452             201               1,483              1,450                  --                   --
            9,337            5,976          16,146               4,482             16,286              24,122               43,215
               --               --              --                  --                 --                  --              124,626
           23,389              910           2,280               1,033             60,235               6,805              119,993
     ------------      -----------     -----------        ------------        -----------         -----------        -------------
        1,000,787          234,470       1,261,891             465,857            639,172           2,285,270            4,813,335
          (91,314)         (64,442)        (71,964)             (4,920)           (10,282)                 --                   --
     ------------      -----------     -----------        ------------        -----------         -----------        -------------
          909,473          170,028       1,189,927             460,937            628,890           2,285,270            4,813,335
     ------------      -----------     -----------        ------------        -----------         -----------        -------------
         (660,988)         401,212        (131,598)            (41,905)          (353,789)            157,052              258,632
     ------------      -----------     -----------        ------------        -----------         -----------        -------------

------------------------------------------------------------------------------------------------------------------------------------

       (9,294,753)         880,733      (5,269,237)         (3,540,255)         3,272,054          31,143,653         (168,911,040)
               --               --         534,799             (68,018)          (190,756)           (125,356)            (253,863)
           78,627               --              --                  --                 --                  --                   --
               --               --        (755,808)            (26,588)         1,046,943            (526,261)          (1,327,880)
     ------------      -----------     -----------        ------------        -----------         -----------        -------------
       (9,216,126)         880,733      (5,490,246)         (3,634,861)         4,128,241          30,492,036         (170,492,783)


      (22,940,764)         923,086       9,982,434            (221,021)        (5,206,542)        (23,769,047)          47,910,943
               --               --        (224,610)             (1,917)             4,723              10,549                1,678
               --               --          35,869              28,196         (1,413,720              18,248              152,205
     ------------      -----------     -----------        ------------        -----------         -----------        -------------
      (22,940,764)         923,086       9,793,693            (194,742)        (6,615,539)        (28,740,250)          48,064,826
     ------------      -----------     -----------        ------------        -----------         -----------        -------------


      (32,156,890)       1,803,819       4,303,447          (3,829,603)        (2,487,298)          6,751,786         (122,427,957)
     ------------      -----------     -----------        ------------        -----------         -----------        -------------
     $(32,817,878)     $ 2,205,031     $ 4,171,849        $ (3,871,508)       $(2,841,087)        $ 6,908,838        $(122,169,325)
     ------------      -----------     -----------        ------------        -----------         -----------        -------------

     $         --      $        --     $    67,803        $     20,261        $        --         $    75,713        $     390,383
     ------------      -----------     -----------        ------------        -----------         -----------        -------------

                             --------------------
                             The Montgomery Funds
                             --------------------
                           Statements of Operations
                      Six Months Ended December 31, 1998

                                  (Unaudited)

                                    Emerging      Latin America    Select 50
Net Investment Income:              Asia Fund          Fund           Fund
-----------------------------------------------------------------------------
Net Investment Income:
Investment Income:
Interest......................   $       40,836   $        563   $    208,625
Dividends (net of foreign
 withholding taxes)...........          129,675         29,387        818,471
Securities lending income
 (note 4).....................               --             --             --
                                 --------------   ------------   ------------
Total Income..................          170,511         29,950      1,027,096
                                 --------------   ------------   ------------
Expenses:
Custodian fee.................           28,321          3,325         49,553
Transfer agency and servicing
 fees.........................           26,390          3,512         86,017
Management fee (note 2).......          181,986         20,531      1,238,969
Administration fee (note 2)...           10,135          1,163         69,382
Share marketing plan fee
 (note 3) (Class P shares
 only)........................               --             --             57
Legal and audit fees..........           14,235         12,734         16,635
Trustees' fees................            2,674          2,422          2,773
Registration fees.............            7,074            538         39,642
Accounting fees...............           11,498          1,347         46,258
Printing fees.................            2,291          2,757         15,123
Amortization of organization
 expenses (note 1)............            2,735            434            882
Other.........................            7,287         12,191         22,308
Interest expense..............              650             56          5,447
                                 --------------   ------------   ------------
Total Expenses................          295,276         61,010      1,593,046
Fees deferred and/or expenses
 absorbed by Manager (note 2).          (20,279)       (48,902)       (12,302)
                                 --------------   ------------   ------------
Net Expenses..................          274,997         12,108      1,580,744
                                 --------------   ------------   ------------
Net Investment Income/(Loss)..         (104,486)        17,842       (553,648)
                                 --------------   ------------   ------------

Net Realized and Unrealized Gain/(Loss) on Investments:
-----------------------------------------------------------------------------
Net realized gain/(loss) from:
  Securities transactions and
   swaps......................       (4,087,271)    (2,506,321)    (8,212,076)
  Forward foreign-currency
   exchange contracts.........          192,149             27             --
  Futures contracts...........          238,929             --             --
  Foreign-currency
   transactions and other
   assets.....................         (282,731)      (100,315)            --
                                 --------------   ------------   ------------
Net Realized Gain/(Loss) on
 Investments..................       (3,938,924)    (2,606,609)    (8,212,076)
                                 --------------   ------------   ------------
Net change in unrealized
 appreciation/(depreciation)
 of:
  Securities and swaps........       13,840,608        867,257     (1,249,360)
  Forward foreign-currency
   exchange contracts.........               --             --       (142,810)
  Futures contracts...........               --             --             --
  Foreign-currency
   transactions and other
   assets.....................       (2,305,689)        (1,017)       (89,465)
                                 --------------   ------------   ------------
Net Unrealized
 Appreciation/(Depreciation)
 of Investments...............       11,534,919        866,240     (1,481,635)
                                 --------------   ------------   ------------

Net Realized and Unrealized
 Gain/(Loss) on Investments...        7,595,995     (1,740,369)    (9,693,711)
                                 --------------   ------------   ------------
Net Increase/(Decrease) in
 Net Assets Resulting from
 Operations...................   $    7,491,509   $ (1,722,527)  $(10,247,359)
                                 --------------   ------------   ------------
Foreign withholding taxes.....   $        5,878   $        397   $         --
                                 --------------   ------------   ------------

                                                                  CALIFORNIA
     U.S. ASSET                              SHORT DURATION        TAX-FREE          GOVERNMENT          FEDERAL        CALIFORNIA
     ALLOCATION          TOTAL RETURN          GOVERNMENT        INTERMEDIATE         RESERVE            TAX-FREE        TAX-FREE
        FUND              BOND FUND            BOND FUND           BOND FUND            FUND            MONEY FUND      MONEY FUND
------------------------------------------------------------------------------------------------------------------------------------
   $         --         $   2,536,991          $  3,771,446       $   899,976      $ 21,122,630         $ 2,182,542     $ 3,292,117
      1,988,058                    --                    --                --                --                  --              --
             --                    --                    --                --                --                  --              --
   ------------         -------------          ------------       -----------      ------------         -----------     -----------
      1,988,058             2,536,991             3,771,446           899,976        21,122,630           2,182,542       3,292,117
   ------------         -------------          ------------       -----------      ------------         -----------     -----------

             --                 7,189                10,854             1,811            23,445               8,680          12,493
         91,710                 7,816                72,062            12,794           303,472              11,516          23,270
             --               184,600               279,616            97,754         1,185,409             247,868         422,769
             --                18,460                27,961             9,776           169,105              31,001          50,853
             85                    --                    13                --                --                  --              --
         12,928                 8,768                20,323            13,513            40,329              14,060          16,306
          1,962                 2,426                 2,647             2,655             2,773               2,655           2,674
         24,583                17,201                46,224             8,634            46,890              46,158           4,602
          5,248                14,379                26,274             7,276           150,438              23,127          37,838
          3,638                 1,881                 2,584               855            11,090               2,378           3,682
          1,777                10,203                    --                --                --                  --              --
          8,164                10,216                14,095            14,526            21,420               2,463          14,236
             --               151,586               626,538                --                --                  --              --
   ------------         -------------          ------------       -----------      ------------         -----------     -----------
        150,095               434,725             1,129,191           169,594         1,954,371             389,906         588,723
         (5,643)              (23,311)             (169,656)          (35,892)               --             (17,922)             --
   ------------         -------------          ------------       -----------      ------------         -----------     -----------
        144,452               411,414               959,535           133,702         1,954,371             371,984         588,723
   ------------         -------------          ------------       -----------      ------------         -----------     -----------
      1,843,606             2,125,577             2,811,911           766,274        19,168,259           1,810,558       2,703,394
   ------------         -------------          ------------       -----------      ------------         -----------     -----------

-----------------------------------------------------------------------------------------------------------------------------------

      1,052,838             1,481,669               562,947            62,129             6,556                  --             575
             --                    --                    --                --                --                  --              --
             --               (11,240)               78,988                --                --                  --              --
             --                    --                  (910)               --                --                  --              --
   ------------         -------------          ------------       -----------      ------------         -----------     -----------
      1,052,838             1,470,429               641,025            62,129             6,556                  --             575

     (6,958,721)             (430,134)              337,893           645,606                --                  --              --
             --                    --                    --                --                --                  --              --
             --                    --                21,579                --                --                  --              --
             --                    --                    --                --                --                  --              --
   ------------         -------------          ------------       -----------      ------------         -----------     -----------
     (6,958,721)             (430,134)              359,472           645,606                --                  --              --
   ------------         -------------          ------------       -----------      ------------         -----------     -----------

     (5,905,883)            1,040,295             1,000,497           707,735             6,556                  --             575
   ------------         -------------          ------------       -----------      ------------         -----------     -----------
   $ (4,062,277)        $   3,165,872          $  3,812,408       $ 1,474,009      $ 19,174,815         $ 1,810,558     $ 2,703,969
   ------------         -------------          ------------       -----------      ------------         -----------     -----------

   $         --         $      19,300          $         --       $        --      $         --         $        --     $        --
   ------------         -------------          ------------       -----------      ------------         -----------     -----------

                      ----------------------------------
                             The Montgomery Funds
                      ----------------------------------
                                 Statement of
                             Changes in Net Assets
                      Six Months Ended December 31, 1998
                                  (Unaudited)

                                                                                   U.S. Emerging
Increase/(Decrease) in Net Assets                                       Growth         Growth        Small Cap
 from Operations:                                                        Fund           Fund           Fund
---------------------------------------------------------------------------------------------------------------
Net investment income/(loss).................................     $    4,438,995   $ (1,179,897)  $   (824,703)
Net realized gain/(loss) on securities, forward foreign-
 currency exchange contracts, futures contracts and foreign-
 currency transactions and other assets during the period....         32,196,601     31,481,304    (17,679,975)
Net unrealized appreciation/(depreciation) of securities,
 forward foreign-currency exchange contracts,foreign-currency
 transactions and other assets during the period.............       (123,604,953)   (22,667,432)   (13,442,812)
Net Increase/(Decrease) in
 Net Assets Resulting from Operations........................        (86,969,357)     7,633,975    (31,947,490)

Distributions to Shareholders:
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class R shares.............................................         (4,686,873)            --             --
  Class P shares.............................................               (350)            --             --
Distributions to shareholders from net realized
  gains on investments:
    Class R shares...........................................        (75,567,646)   (21,444,017)   (24,042,728)
    Class P shares...........................................            (12,704)            --     (2,995,083)
                                                                  --------------   ------------   ------------
Total Distributions..........................................        (80,267,573)   (21,444,017)   (27,037,811)

Beneficial Interest Transactions:
---------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest
  transactions (note 7):
    Class R shares...........................................       (167,425,721)    32,177,927     (5,177,139)
    Class P shares...........................................              9,169             --      2,993,610
Net Increase/(Decrease) in Net Assets........................       (334,653,482)    18,367,885    (61,168,830)

Net Assets:
---------------------------------------------------------------------------------------------------------------
Beginning of Period..........................................      1,383,071,742    391,972,859    224,984,957
End of Period................................................     $1,048,418,260   $410,340,744   $163,816,127
Accumulated Undistributed Net Investment Income/
  (Accumulated Net Investment Loss)..........................     $    4,437,661   $ (1,179,897)  $   (824,703)




Increase/(Decrease) in Net Assets............................          Emerging       Latin America      Select 50
 from Operations:                                                      Asia Fund           Fund             Fund
----------------------------------------------------------------------------------------------------------------------
Net investment income/(loss).................................     $     (104,486)    $     17,842       $   (553,648)
Net realized gain/(loss) on securities, forward foreign-
  currency exchange contracts, futures contracts, equity
  swaps and foreign-currency transactions during the period..         (3,938,924)      (2,606,609)        (8,212,076)
Net unrealized appreciation/(depreciation) of securities,
  forward foreign-currency exchange contracts, equity
  swaps, foreign-currency transactions and  other assets
  during the period..........................................         11,534,919          866,240         (1,481,635)
                                                                  --------------     ------------       ------------
Net Increase/(Decrease) in Net Assets Resulting from
 Operations..................................................          7,491,509       (1,722,527)       (10,247,359)

Distributions to Shareholders:
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
   Class R shares............................................             (4,294)        (138,493)        (3,072,458)
   Class P shares............................................                 --               --               (681)
Distributions to shareholders from net realized gains on
 investments:
   Class R shares............................................                 --             (102)        (9,337,842)
   Class P shares............................................                 --               --             (2,414)
                                                                  --------------     ------------      -------------
Total Distributions..........................................             (4,294)        (138,595)       (12,413,395)

Beneficial Interest Transactions:
---------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest
 transactions (note 7):
   Class R shares............................................          2,277,919       (1,006,062)       (72,148,880)
   Class P shares............................................                 --               --             (2,000)
                                                                  --------------     ------------      -------------
Net Increase/(Decrease) in Net Assets........................          9,765,134       (2,867,184)       (94,811,634)

Net Assets:
---------------------------------------------------------------------------------------------------------------------
Beginning of Period..........................................         24,608,364        4,465,392        269,718,257
End of Period................................................     $   34,373,498     $  1,598,208      $ 174,906,623
Accumulated Undistributed Net Investment Income/
  (Accumulated Net Investment Loss)..........................     $     (452,952)    $     15,644       $ (2,948,798)

The accompanying notes are an integral part of these financial statements.

     SMALL CAP           EQUITY         INTERNATIONAL       INTERNATIONAL       GLOBAL              GLOBAL
   OPPORTUNITIES         INCOME            GROWTH            SMALL CAP       OPPORTUNITIES      COMMUNICATIONS      EMERGING
       FUND               FUND              FUND               FUND              FUND                FUND         MARKETS FUND
------------------------------------------------------------------------------------------------------------------------------------
   $    (660,988)  $    401,212         $    (131,598)      $     (41,905)   $    (353,789)     $      157,052  $      258,632

      (9,216,126)       880,733            (5,490,246)         (3,634,861)       4,128,241          30,492,036    (170,492,783)

     (22,940,764)       923,086             9,793,693            (194,742)      (6,615,539)        (23,740,250)     48,064,826
     (32,817,878)     2,205,031             4,171,849          (3,871,508)      (2,841,087)          6,908,838    (122,169,325)

------------------------------------------------------------------------------------------------------------------------------------

              --       (169,180)                   --             (36,703)        (558,541)                 --              --
              --        (12,401)                   --                  --               --                  --              --

      (3,206,853)    (3,146,949)             (940,162)                 --       (5,700,468)        (29,529,528)             --
             (52)      (263,874)               (4,968)                 --               --                  --              --
    ------------     ----------          ------------        ------------     ------------       -------------  --------------
     ( 3,206,905     (3,592,404)             (945,130)            (36,703)      (6,259,009)        (29,529,528)             --

------------------------------------------------------------------------------------------------------------------------------------

     (75,824,405)       214,028           132,234,016             377,727      (32,506,342)         38,924,002    (301,264,769)
          53,620     (2,215,556)              763,191                 475               --                  --          13,580
    (111,795,568)    (3,388,901)          136,223,926          (3,530,009)     (41,606,438)         16,303,312    (423,420,514)

------------------------------------------------------------------------------------------------------------------------------------
     201,747,727     42,978,925            64,824,680          50,495,818       96,411,614         267,112,887     759,323,603
   $  89,952,159   $ 39,590,024         $ 201,048,606       $  46,965,809    $  54,805,176      $  283,416,199  $  335,903,089

   $    (660,988)  $    219,631         $    (265,167)      $    (330,802)   $  (1,172,004)     $     (757,323) $   (4,969,584)

   U.S ASSET                            SHORT DURATION     CALIFORNIA TAX-FREE   GOVERNMENT         FEDERAL         CALIFORNIA
   ALLOCATION       TOTAL RETURN         GOVERNMENT          INTERMEDIATE         RESERVE          TAX-FREE          TAX-FREE
      FUND           BOND FUND            BOND FUND           BOND FUND            FUND           MONEY FUND        MONEY FUND
------------------------------------------------------------------------------------------------------------------------------------
   $   1,843,606   $  2,125,577         $   2,811,911       $     766,274    $  19,168,259      $    1,810,558   $   2,703,394

       1,052,838      1,470,429               641,025              62,129            6,556                  --             575

      (6,958,721)      (430,134)              359,472             645,606               --                  --              --
    ------------     ----------          ------------        ------------     ------------       -------------  --------------
      (4,062,277)     3,165,872             3,812,408           1,474,009       19,174,815           1,810,558       2,703,969

------------------------------------------------------------------------------------------------------------------------------------

      (1,379,492)    (2,130,114)           (2,815,445)           (766,450)     (19,613,304)         (1,810,557)     (2,703,197)
            (837)            --                   (73)                 --               (2)                 --              --

     (17,925,911)    (1,995,680)             (699,798)            (99,699)              --                  --              --
         (11,455)            --                  (115)                 --               --                  --              --
    ------------     ----------          ------------        ------------      ------------      -------------  --------------
     (19,317,695)    (4,125,794)           (3,515,431)           (866,149)     (19,613,306)         (1,810,557)     (2,703,197)

------------------------------------------------------------------------------------------------------------------------------------

       2,883,271    (18,346,130)           67,414,966           6,810,275       24,632,912          (7,356,378)     36,903,961
          13,254             --                21,278                  --            1,007                  --              --
    ------------     ----------          ------------        ------------      ------------      -------------  --------------
     (20,483,447)   (19,306,052)           67,733,221           7,418,135       24,645,428          (7,356,377)     36,904,733

------------------------------------------------------------------------------------------------------------------------------------
     128,145,995     77,693,760            66,360,267          35,666,819      724,619,025         117,283,470     187,216,057
   $ 107,662,548   $ 58,387,708         $ 134,093,488       $  43,084,954    $ 749,246,453      $  109,927,093   $ 224,120,790

   $   4,027,448   $     (6,189)        $      (3,607)      $       1,198    $       4,650      $         (387)  $          84

                      ----------------------------------
                             The Montgomery Funds
                      ----------------------------------
                                 Statement of
                             Changes in Net Assets
                           Year Ended June 30, 1998

                                                                                     U.S. Emerging
Increase/(Decrease) in Net Assets                                    Growth             Growth           Small Cap
 from Operations:                                                     Fund               Fund              Fund
-------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)..                                $    9,632,489        $ (3,157,905)     $ (1,618,774)
Net realized gain/(loss) on securities, forward
 foreign-currency exchange contracts, futures
 contracts and foreign-currency transactions
 during the year............................................     164,931,428          28,785,885        42,779,392
Net unrealized appreciation/(depreciation) of securities,
 forward foreign-currency exchange contracts,
 foreign-currency transactions and  other assets
 during the year                                                  31,011,960          44,225,233         4,803,792
Net Increase/(Decrease) in Net Assets Resulting
  from Operations...........................................     205,575,877          69,853,213        45,964,410

Distributions to Shareholders:
-------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
    Class R shares..........................................      (8,102,760)                 --                --
    Class P shares..........................................            (591)                 --                --
Distributions to shareholders in excess of net
 investment income:
    Class R shares..........................................              --                  --                --
    Class P shares..........................................              --                  --                --
Distributions to shareholders from net realized gains on
 investments:
    Class R shares..........................................    (160,149,883)        (19,493,315)      (27,244,989)
    Class P shares..........................................         (20,125)                 --        (2,828,409)
                                                              --------------        ------------     -------------
Total Distributions.........................................    (168,273,359)        (19,493,315)      (30,073,398)

Beneficial Interest Transactions:
-------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest
 transactions (note 7):
    Class R shares..........................................     208,241,016          23,801,277       (10,805,049)
    Class P shares..........................................         (27,257)                 --        14,944,224
Net Increase/(Decrease) in Net Assets.......................     245,516,277          74,161,175        20,030,187

Net Assets:
-------------------------------------------------------------------------------------------------------------------
Beginning of Year...........................................   1,137,555,465         317,811,684       204,954,770
End of Year.................................................  $1,383,071,742        $391,972,859      $224,984,957
Accumulated Undistributed Net Investment
 Income/(Accumulated Net Investment Loss)...................  $    4,685,889        $         --      $         --



Increase/(Decrease) in Net Assets...........................      Emerging           Latin America      Select 50
 from Operations:...........................................      Asia Fund               Fund*           Fund
-------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)................................  $       97,480        $    236,065      $  1,416,052
Net realized gain/(loss) on  securities, forward
 foreign-currency exchange contracts, futures
 contracts, equity swaps and foreign-currency
 transactions during the year...............................     (11,921,961)         (1,196,296)       23,620,118
Net unrealized appreciation/(depreciation) of
  securities, equity swaps, foreign-currency
  transactions and other assets during the year.............     (23,554,621)         (1,347,835)        3,990,850
Net Increase in Net Assets Resulting from Operations........     (35,379,102)         (2,308,066)       29,027,020

Distributions to Shareholders:
------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
    Class R shares..........................................        (552,799)            (42,196)               --
    Class P shares..........................................              --                  --                --
Distributions to shareholders in excess of net investment
 income:
    Class R shares..........................................            (799)                 --                --
    Class P shares..........................................              --                  --                --
Distributions to shareholders from net realized gains on
 investments:
    Class R shares..........................................      (3,025,530)           (101,837)      (20,659,018
    Class P shares..........................................              --                  --            (7,288)
                                                              --------------        ------------      ------------
Total Distributions.........................................      (3,579,128)           (144,033)      (20,666,306

Beneficial Interest Transactions:
------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest
 transactions (note 7):
    Class R shares..........................................      (4,528,662)          6,917,491        88,793,607
    Class P shares..........................................              --                  --            45,960
Net Increase/(Decrease) in Net Assets.......................     (43,486,892)          4,465,392        97,200,281

Net Assets:
------------------------------------------------------------------------------------------------------------------
Beginning of Year...........................................      68,095,256                  --       172,517,976
End of Year.................................................  $   24,608,364        $  4,465,392      $269,718,257
Accumulated Undistributed Net Investment Income/
 (Accumulated Ne Investment Loss)...........................  $     (344,172)       $    136,295      $    677,989

*Montgomery Latin America Fund commence operations on June 30, 1997

The Accompanying notes are an integral part of these financial statements

     SMALL CAP         EQUITY       INTERNATIONAL       INTERNATIONAL           GLOBAL             GLOBAL
  OPPORTUNITIES        INCOME           GROWTH            SMALL CAP         OPPORTUNITIES      COMMUNICATIONS         EMERGING
      FUND              FUND            FUND                 FUND                FUND               FUND            MARKETS FUND
------------------------------------------------------------------------------------------------------------------------------------
$  (2,502,295)      $ 1,066,465     $     90,925       $    (16,628)        $     (8,126)      $   (1,553,254)      $    5,849,057

   26,422,640         5,353,093        1,926,799          3,884,910            4,218,182           16,560,504         (143,171,602)

      930,153           165,897        6,190,676         (2,291,295)           8,813,624           53,641,157         (369,794,189)
   24,850,498         6,585,455        8,208,400          1,576,987           13,023,680           68,648,407         (507,116,734)

------------------------------------------------------------------------------------------------------------------------------------

           --        (1,024,731)         (49,520)                --                   --                   --          (11,344,230)
           --           (41,734)              --                 --                   --                   --               (5,297)

           --                --             (479)          (338,201)                  --                   --                   --
           --                --               --                (22)                  --                   --                   --

   (5,324,651)       (4,032,302)      (2,206,214)        (5,935,927)          (4,796,210)         (29,194,471)         (24,396,251)
         (256)         (153,692)            (291)              (651)                  --                   --              (14,456)
-------------       -----------     ------------       ------------         ------------       --------------       --------------
   (5,324,907)       (5,252,459)      (2,256,504)        (6,274,801)          (4,796,210)         (29,194,471)         (35,760,234)

------------------------------------------------------------------------------------------------------------------------------------

  (44,104,914)          347,785       24,956,111          1,767,631           55,813,221           73,703,850           42,031,414
         (680)        1,835,636           (1,025)          (191,138)                  --                   --              105,227
  (24,580,003)        3,516,417       30,906,982         (3,121,321)          64,040,691          113,157,786         (500,740,327)

------------------------------------------------------------------------------------------------------------------------------------
  226,327,730        39,462,508       33,917,698         53,617,139           32,370,923          153,955,101        1,260,063,930
$ 201,747,727      $ 42,978,925     $ 64,824,680       $ 50,495,818         $ 96,411,614       $  267,112,887       $  759,323,603

$          --      $         --     $   (133,569)      $   (252,196)        $   (259,674)      $     (914,375)      $   (5,228,216)

  U.S. ASSET                        SHORT DURATION      CALIFORNIA TAX-FREE    GOVERNMENT         FEDERAL         CALIFORNIA
   ALLOCATION     TOTAL RETURN        GOVERNMENT            INTERMEDIATE         RESERVE         TAX-FREE          TAX-FREE
     FUND          BOND FUND**        BOND FUND               BOND FUND           FUND          MONEY FUND        MONEY FUND
------------------------------------------------------------------------------------------------------------------------------------
$   4,211,290      $  4,495,030     $  3,137,833        $  1,173,983         $  33,237,943     $   3,829,270     $   5,235,752

   29,420,101         2,124,761          670,997             114,279                36,767               670               (23)

  (15,356,094)        1,833,390           78,579             462,957                    --                --                --
   18,275,297         8,453,181        3,887,409           1,751,219            33,274,710         3,829,940         5,235,729

------------------------------------------------------------------------------------------------------------------------------------

   (5,713,481)       (4,458,508)      (3,046,386)         (1,174,001)          (33,224,825)       (3,829,270)       (5,235,794)
       (3,135)               --              (90)                 --                    --                --                --

   (4,805,423)           (1,652)              --                  --                    --                --                --
       (2,791)               --               --                  --                    --                --                --

  (11,764,751)         (775,110)         (90,023)                 --                    --                --                --
       (6,851)               --               --                  --                    --                --                --
-------------       -----------     ------------        ------------          ------------     -------------     -------------
  (22,296,432)       (5,235,270)      (3,136,499)         (1,174,001)          (33,224,825)       (3,829,270)       (5,235,794)

------------------------------------------------------------------------------------------------------------------------------------

    4,880,875        74,475,849       18,341,846          13,408,266           251,415,351         3,085,705        68,493,060
       (1,740)               --            2,790                  --                  (204)               --                --
      858,000        77,693,760       19,095,546          13,985,484           251,465,032         3,086,375        68,492,995
------------------------------------------------------------------------------------------------------------------------------------
  127,287,995                --       47,264,721          21,681,335           473,153,993       114,197,095       118,723,062
$ 128,145,995      $ 77,693,760     $ 66,360,267        $ 35,666,819         $ 724,619,025     $ 117,283,470     $ 187,216,057

$   1,771,623      $     (1,652)    $         --        $      1,374         $        (303)    $        (219)    $        (113)

** Montgomery Total Return Bond Fund commenced operations on June 30, 1997.

                      ----------------------------------
                             The Montgomery Funds
                      ----------------------------------
                            Statement of Cash Flows
                      Six Months Ended December 31, 1998
                                  (Unaudited)

TOTAL RETURN BOND FUND

 Cash Flows from Operating Activities:
------------------------------------------------------------------------------------------------
    Income received...........................................  $    2,748,915
    Fee income received.......................................          25,184
    Operating expenses paid...................................        (299,661)
    Proceeds from sales of long-term securities...............     (66,754,773)
    Proceeds from short-term investments......................     168,284,358
    Proceeds from futures transactions........................         (11,240)
    Purchases of long-term securities and purchased options...     (75,169,486)
                                                                --------------
Cash Provided by Operating Activities.........................                      $ 28,823,297

Cash Flows from Financing Activities:
------------------------------------------------------------------------------------------------
    Proceeds from subscriptions...............................  $   21,687,712
    Payments on shares redeemed...............................     (42,839,298)
    Proceeds from reverse repurchase agreements...............      (6,908,738)
    Net dollar roll transactions..............................          24,974
    Cash dividends paid*......................................      (1,126,789)
    Reverse repurchase agreement interest expense.............        (126,350)
                                                                --------------
Cash Used by Financing Activities.............................                       (29,288,489)

Decrease in cash..............................................                          (465,192)
Cash at beginning of period...................................                             1,426
                                                                                    ------------
Cash Overdrafts Payable to Custodian..........................                      $   (463,766)

Reconciliation of Net Increase in Net Assets from
Operations to Cash Used by Operating Activities:
------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations..........                       $ 3,165,872
  Decrease in investments.....................................     $11,786,743
  Decrease in interest receivable.............................         183,946
  Increase in deferred fee income from dollar
    roll transactions.........................................           3,264
  Decrease in other assets....................................         (38,036)
  Decrease in receivables for investments sold................         723,288
  Decrease in payable for investments purchased...............      12,848,431
  Increase in accrued expenses................................          (1,797)
  Interest expense............................................         151,586
                                                                   -----------

Cash Provided by Operating Activities.........................                      $28,823,297

*Noncash activities include reinvestment of dividends of $2,678,030.

                      ----------------------------------
                             The Montgomery Funds
                      ----------------------------------
                            Statement of Cash Flows
                      Six Months Ended December 31, 1998
                                  (Unaudited)

SHORT DURATION GOVERNMENT BOND FUND

 Cash Flows from Operating Activities:
---------------------------------------------------------------------------------------------------
  Income received..........................................  $   3,059,812
  Fee income received......................................         19,224
  Operating expenses paid..................................       (195,624)
  Proceeds from sales of long-term securities..............    145,390,606
  Proceeds from short-term investments.....................      1,192,818
  Proceeds from futures transactions.......................         81,426
  Purchases of long-term securities and purchased options..   (207,521,315)
  Variation margin for futures transactions................         (3,838)

Cash Used by Operating Activities..........................                          $ (57,969,215)


Cash Flows from Financing Activities:
---------------------------------------------------------------------------------------------------
  Proceeds from subscriptions..............................  $ 121,028,015
  Payments on shares redeemed..............................    (56,047,617)
  Payments from reverse repurchase agreements..............       (372,938)
  Net dollar roll deferral.................................          1,561
  Cash dividends paid*.....................................         32,448
  Reverse repurchase agreement interest expense............       (626,538)
                                                             -------------

Cash Provided by Financing Activities......................                             64,014,931

Increase in cash...........................................                              6,045,716
Cash at beginning of period................................                                545,341
                                                                                     -------------
Cash at End of Period......................................                          $   6,591,057

Reconciliation of Net Increase in Net Assets from Operations to Cash Provided by
Operating Activities:
---------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations.............                    $   3,812,408
  Increase in investments........................................  $(73,329,227)
  Increase in interest receivable................................      (834,552)
  Increase in deferred fee income from dollar roll transactions..           599
  Decrease in variation margin for futures transactions..........         3,838
  Increase in receivables for investments sold...................       120,240
  Decrease in payables for investments purchased.................    11,493,568
  Decrease in accrued expenses...................................       137,373
  Interest expense...............................................       626,538
                                                                   ------------

Cash Used by Operating Activities................................                    $ (57,969,215)

*Noncash activities include reinvestment of dividends of $3,025,130.

                             --------------------
                             The Montgomery Funds
                             --------------------
                             Financial Highlights

                                                                          SMALL CAP OPPORTUNITIES FUND

                                                                   Fiscal Year Ended                            Fiscal Year Ended
Selected Per-Share Data for the Year       Class R Shares               June 30,               Class P Shares       June 30,
 or Period Ended:                            12/31/98##     ---------------------------------   12/31/98##    --------------------
                                             (unaudited)     1998##       1997      1996(a)##   (unaudited)    1998##      1997(a)
Net Asset Value -- Beginning of Period      $     19.16     $  17.53    $  15.80    $  12.00   $    18.89    $ 17.53    $   14.37
----------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                     (0.09)      (0.20)       (0.13)       0.02         (0.14)     (0.25)       (0.11)
Net realized and unrealized
  gain/(loss) on investments                      (2.18)       2.25        1.86       3.78++        (2.23)      2.03         3.27
----------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets
 resulting from investment operations             (2.27)       2.05        1.73        3.80         (2.37)      1.78         3.16
----------------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                 --          --       (0.00)#        --            --         --        (0.00)#
Distributions from net realized
  capital gains                                   (0.57)      (0.42)         --          --         (0.57)     (0.42)          --
Distributions in excess of net realized
 capital gains                                       --          --          --          --            --         --           --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                               (0.57)      (0.42)      (0.00)#        --         (0.57)     (0.42)       (0.00)#
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value -- End of Period            $     16.32    $  19.16    $  17.53    $  15.80   $     15.95    $ 18.89    $   17.53
----------------------------------------------------------------------------------------------------------------------------------
Total Return**                                   (11.53)%     11.86%      10.97%      31.67%       (12.23)%    10.26%       22.09%
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in 000s)           $    89,865    $201,738    $226,318    $136,140   $        87    $    10    $       9
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment
 income/(loss) to average net assets              (1.11)%+    (1.05)%     (0.86)%      0.23%+       (1.36)%+   (1.30)%      (1.11)%+

----------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before
 deferral of fees by Manager                $     (0.10)   $  (0.26)   $  (0.16)   $  (0.04)  $     (0.16)   $ (0.30)   $   (0.14)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           16.53%      82.47%     154.50%      81.29%           --      82.47%      154.50%
----------------------------------------------------------------------------------------------------------------------------------
Expense ratio including
 interest and tax expense                         1.53%+       1.50%       1.50%      1.50%+        1.78%+      1.75%        1.75%+
----------------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees
 by Manager,including interest and
 tax expense                                      1.68%+       1.78%       1.75%      2.16%+        1.93%+      2.03%        2.00%+
----------------------------------------------------------------------------------------------------------------------------------
Expense ratio excluding
 interest and tax expense                         1.49%+       1.50%         --          --         1.74%+      1.75%          --
------------------------------------------------------------------------------------------------------------------------------------

(a) The Small Cap Opportunities Fund's Class R shares and Class P shares commenced operations on December 29, 1995, and July 29,
    1996, respectively.



                                                                               U.S. EMERGING GROWTH FUND

Selected Per-Share Data for the Year                            Class R Shares           Fiscal Year Ended June 30,
 or Period Ended:                                                 12/31/98##   --------------------------------------------------
                                                                  (unaudited)   1998##          1997         1996         1995(a)##
Net Asset Value -- Beginning of Period                       $     21.89      $   19.00      $  17.82      $   13.75     $  12.00
------------------------------------------------------------------------------------------------------------------------------------

Net investment income/(loss)                                       (0.06)         (0.18)        (0.13)         (0.04)        0.09
Net realized and unrealized gain/(loss) on investments             0.00#           4.21          2.54           4.26         1.66
------------------------------------------------------------------------------------------------------------------------------------

Net increase/(decrease) in net assets resulting from
 investment operations                                             (0.06)          4.03          2.41           4.22         1.75
------------------------------------------------------------------------------------------------------------------------------------

Distributions:
Dividends from net investment income                                  --             --           --           (0.04)          --
Distributions from net realized capital gains                      (1.13)         (1.14)        (1.23)         (0.11)          --
------------------------------------------------------------------------------------------------------------------------------------

Total distributions                                                (1.13)         (1.14)        (1.23)         (0.15)          --
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value -- End of Period                             $     20.70      $   21.89      $  19.00      $   17.82     $  13.75
------------------------------------------------------------------------------------------------------------------------------------

Total Return**                                                      0.24%         22.18%        14.77%         30.95%       14.58%
------------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of year (in 000s)                            $   410,341      $ 391,973      $317,812      $ 306,217     $162,949
------------------------------------------------------------------------------------------------------------------------------------

Ratio of net investment income/(loss) to average
 net assets                                                        (0.66)%+       (0.84)%       (0.75)%        (0.11)%+      1.40%+
------------------------------------------------------------------------------------------------------------------------------------

Net investment income/(loss) before deferral of fees
 by Manager                                                  $     (0.06)     $   (0.18)           --      $   (0.05)    $   0.07
------------------------------------------------------------------------------------------------------------------------------------

Portfolio turnover rate                                            35.33%         23.63%        79.00%         88.98%       36.81%
------------------------------------------------------------------------------------------------------------------------------------

Expense ratio including interest and tax expense                    1.60%+         1.57%         1.71%          1.75%        1.75%+
------------------------------------------------------------------------------------------------------------------------------------

Expense ratio before deferral of fees by Manager,
 including interest and tax expense                                 1.60%+         1.57%           --           1.79%        2.07%+
------------------------------------------------------------------------------------------------------------------------------------

Expense ratio excluding interest and tax expense                    1.60%+         1.56%           --           1.75%          --
------------------------------------------------------------------------------------------------------------------------------------

(c) The U.S. Emerging Growth (formerly Micro Cap) Fund's Class R shares commenced operations on December 30, 1994.

The accompanying notes are an integral part of these financial statements.

                                                               GROWTH FUND

Class R Shares                   Fiscal Year Ended June 30,                          Class P Shares     Fiscal Year Ended June 30,
 12/31/98      ------------------------------------------------------------------       12/31/98       ---------------------------
(unaudited)        1998##         1997##         1996         1995        1994(b)      (unaudited)      1998##    1997##    1996(b)
$  23.68       $    23.07      $    21.94     $  19.16     $  15.27      $  12.00      $   23.77       $23.12    $21.94    $ 19.22
-----------------------------------------------------------------------------------------------------------------------------------
    0.10             0.17            0.15         0.17         0.12          0.04           0.05         0.11      0.09       0.03
-----------------------------------------------------------------------------------------------------------------------------------
   (1.49)            3.51            3.90         4.32         3.91          3.31++        (1.46)        3.55      3.96       2.69
-----------------------------------------------------------------------------------------------------------------------------------

   (1.39)            3.68            4.05         4.49         4.03          3.35          (1.41)        3.66      4.05       2.72
-----------------------------------------------------------------------------------------------------------------------------------

   (0.10)           (0.15)          (0.15)       (0.17)       (0.07)        (0.01)         (0.04)       (0.09)    (0.10)        --
   (1.57)           (2.92)          (2.77)       (1.54)       (0.07)           --          (1.57)       (2.92)    (2.77)        --
      --               --              --           --           --         (0.07)            --           --        --         --
-----------------------------------------------------------------------------------------------------------------------------------
   (1.67)           (3.07)          (2.92)       (1.71)       (0.14)        (0.08)         (1.61)       (3.01)    (2.87)        --
-----------------------------------------------------------------------------------------------------------------------------------
$   20.62      $    23.68      $    23.07     $  21.94     $  19.16      $  15.27      $   20.75       $23.77    $23.12    $ 21.94
-----------------------------------------------------------------------------------------------------------------------------------
   (5.62)%          17.31%          20.44%       24.85%       26.53%        27.98%        (5.63)%       17.09%    20.41%     14.15%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
$1,048,236     $1,382,874      $1,137,343     $926,382     $878,776      $149,103      $     182       $  198    $  212    $    82
-----------------------------------------------------------------------------------------------------------------------------------

   0.80%+            0.71%           0.69%        0.78%        0.98%         1.09%+         0.55%+       0.46%     0.44%      0.53%+

-----------------------------------------------------------------------------------------------------------------------------------

   $0.10       $     0.17              --           --           --      $   0.03      $    0.05       $ 0.11        --         --
-----------------------------------------------------------------------------------------------------------------------------------
   19.56%           53.68%          61.10%      118.14%      128.36%       110.65%         19.56%       53.68%    61.10%    118.14%
-----------------------------------------------------------------------------------------------------------------------------------
   1.24%+            1.20%           1.27%        1.35%        1.50%         1.49%+         1.49%+       1.45%     1.52%      1.60%+

-----------------------------------------------------------------------------------------------------------------------------------

   1.24%+            1.20%             --           --           --        1.79%+         1.49%+         1.45%       --         --
-----------------------------------------------------------------------------------------------------------------------------------
   1.24%+            1.19%             --           --           --            --         1.49%+         1.44%       --         --
-----------------------------------------------------------------------------------------------------------------------------------
(b) The Growth Fund's Class R shares and Class P shares commenced operations on September 30, 1993, and January 12, 1996, respectively.


                                                                            SMALL CAP FUND

Class R Shares                   Fiscal Year Ended June 30,                          Class P Shares     Fiscal Year Ended June 30,
 12/31/98      ------------------------------------------------------------------       12/31/98       ---------------------------
(unaudited)        1998##         1997##         1996          1995         1994(b)     (unaudited)      1998##         1997(d)
 $  20.73         $  19.52       $  21.55      $  17.11      $  15.15      $  16.83       $ 20.53        $ 19.48        $21.73
    (0.07)           (0.15)         (0.18)        (0.09)        (0.10)        (0.12)        (0.08)         (0.20)        (0.10)
    (2.82)            4.33           1.43          6.31          3.04         (0.47)        (2.80)          4.22          1.13

    (2.89)            4.18           1.25          6.22          2.94         (0.59)        (2.88)          4.02          1.03

       --               --             --            --            --            --            --             --            --
    (2.77)           (2.97)         (3.28)        (1.78)        (0.98)        (1.09)        (2.77)         (2.97)        (3.28)
    (2.77)           (2.97)         (3.28)        (1.78)        (0.98)        (1.09)        (2.77)         (2.97)        (3.28)
   $15.07         $  20.73       $  19.52      $  21.55      $  17.11      $  15.15       $ 14.88        $ 20.53        $19.48
   (12.77)%          23.23%          6.81%        39.28%        20.12%        (1.59)%      (12.89)%        22.44%         5.74%

 $144,577         $203,437       $198,298      $275,062      $202,399      $209,063       $19,239        $21,548        $6,656

    (0.97)%+         (0.70)%        (0.78)%       (0.47)%       (0.57)%       (0.68)%       (1.22)%+       (0.95)%       (1.03)%+

 $  (0.07)        $  (0.15)            --            --            --            --       $ (0.08)       $ (0.20)           --
    30.77%           68.65%         58.71%        80.00%        85.07%        95.22%        30.77%         68.65%        58.71%
     1.26%+           1.24%          1.20%         1.24%         1.37%         1.35%         1.51%+         1.49%         1.45%+

     1.26%+           1.24%            --            --            --            --          1.51%+         1.49%           --
     1.26%+           1.24%            --            --            --            --          1.51%+         1.49%           --
(d) The Small Cap Fund's Class P shares commenced operations on July 1, 1996.
**  Total return represents aggregate total return for the periods indicated.
+   Annualized.
++  The amount shown in this caption for each share outstanding throughout the period may not be in accord with the net realized and unrealized gain/(loss) for the period because of the timing of purchases and withdrawal of shares in relation to the fluctuating market values of the portfolio.
#   Amount represents less than $0.01 per share.
##  Per-share numbers have been calculated using the average share method, which more appropriately represents the per-share data for the period, since the use of the undistributed income method did not accord with results of operations.

--------------------
The Montgomery Funds
Financial Highlights



                                                                                     GLOBAL OPPORTUNITIES FUND

Selected Per-Share Data for the Year                Class R Shares               Fiscal Year Ended June 30,
 or Period Ended:                                      12/31/98      ------------------------------------------------
                                                     (unaudited)     1998##          1997          1996        1995      1994(a)##
Net Asset Value -- Beginning of Period              $     19.19     $  19.17      $   16.96     $  13.25    $   12.92    $  12.00
----------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                              (0.09)       0.00#          (0.11)       (0.06)        0.13        0.01
Net realized and unrealized gain on investments            0.11         3.87           3.14         3.84         0.70        0.91
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from

 investment operations                                     0.02         3.87           3.03         3.78         0.83        0.92
----------------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                      (0.22)          --             --        (0.07)          --          --
Distributions from net realized capital gains             (2.20)       (3.85)         (0.82)          --        (0.50)         --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (2.42)       (3.85)         (0.82)       (0.07)       (0.50)         --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value -- End of Period                    $     16.79     $  19.19      $   19.17     $  16.96    $   13.25    $  12.92
----------------------------------------------------------------------------------------------------------------------------------
Total Return**                                             1.21%       27.12%         18.71%       28.64%        6.43%       7.67%
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net
 Assets/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in 000s)                   $    54,805     $ 96,412      $  32,371     $ 28,496    $  13,677    $ 12,504
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average
 net assets                                               (1.18)%+     (0.02)%        (0.62)%      (0.56)%       1.03%       0.02%+
----------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before
 deferral of fees by Manager                        $     (0.09)         --       $   (0.23)    $  (0.16)   $   (0.01)   $  (0.05)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   76.22%     135.03%         117.10%      163.80%      118.75%      67.22%
----------------------------------------------------------------------------------------------------------------------------------
Expense ratio including interest and tax expense           2.10%+      1.96%            --          2.05%        1.91%       1.99%+
----------------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by
 Manager, including interest and tax expense               2.13%+      2.37%           2.62%        3.10%        2.99%       2.75%+
----------------------------------------------------------------------------------------------------------------------------------
Expense ratio excluding interest and tax expense           1.90%+      1.90%           1.90%        1.90%        1.90%       1.90%+
----------------------------------------------------------------------------------------------------------------------------------
(a)  The Global Opportunities Fund's Class R shares commenced operations on September 30, 1993.


                                                                     GLOBAL COMMUNICATIONS FUND
Selected Per-Share Data for the Year                Class R Shares               Fiscal Year Ended June 30,
 or Period Ended:                                      12/31/98      ------------------------------------------------
                                                     (unaudited)     1998##          1997          1996        1995      1994(c)
Net Asset Value -- Beginning of Period       $  22.88      $  19.61      $  18.05      $   15.42     $  14.20     $     12.45
------------------------------------------------------------------------------------------------------------------------------------

Net investment income/(loss)                     0.02         (0.17)        (0.25)         (0.20)       (0.03)          (0.05)
Net realized and unrealized gain on
 investments                                     1.02          7.19          2.72           2.83         1.28            1.80++
------------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets resulting from
  investment operations                          1.04          7.02          2.47           2.63         1.25            1.75
------------------------------------------------------------------------------------------------------------------------------------

Distributions:
Dividends from net investment income               --            --            --             --           --              --
Distributions in excess of
 net investment income                             --            --            --             --           --              --
Distributions from net realized
 capital gains                                  (2.51)        (3.75)        (0.91)            --           --              --
Distributions in excess of
 net realized capital gains                        --            --            --             --        (0.03)             --
------------------------------------------------------------------------------------------------------------------------------------

Total distributions                             (2.51)        (3.75)        (0.91)            --        (0.03)             --
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value -- End of Period             $  21.41      $  22.88      $  19.61      $   18.05     $  15.42     $     14.20
------------------------------------------------------------------------------------------------------------------------------------

Total Return**                                   5.46%        45.45%        14.43%         17.06%        8.83%          14.06%
------------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net
 Assets/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of year (in 000s)            $283,416      $267,113      $153,955      $ 206,671     $209,644     $   234,886
------------------------------------------------------------------------------------------------------------------------------------

Ratio of net investment income/(loss)
 to average net assets                           0.12%+       (0.85)%       (1.05)%        (1.01)%      (0.10)%         (0.46)%
------------------------------------------------------------------------------------------------------------------------------------

Net investment income/(loss) before
 deferral of fees by Manager                 $   0.02      $  (0.17)     $  (0.27)     $   (0.22)    $  (0.07)    $     (0.06)
------------------------------------------------------------------------------------------------------------------------------------

Portfolio turnover rate                         52.52%        79.67%        75.79%        103.73%       50.17%          29.20%
------------------------------------------------------------------------------------------------------------------------------------

Expense ratio including
 interest and tax expense                        1.74%+        1.93%           --           2.01%        1.91%           1.94%
------------------------------------------------------------------------------------------------------------------------------------

Expense ratio before deferral of fees by
 Manager, including interest and
   tax expense                                   1.74%+        1.93%         2.00%          2.11%        2.09%           2.04%
------------------------------------------------------------------------------------------------------------------------------------

Expense ratio excluding
 interest and tax expense                        1.73%+        1.90%         1.91%          1.90%        1.90%           1.90%
------------------------------------------------------------------------------------------------------------------------------------

(c) The Global Communications Fund's Class R shares commenced operations on June 1, 1993.


The accompanying notes are an integral part of these financial statements.

                                                                          EQUITY INCOME FUND

Class R Shares               Fiscal Year Ended June 30,                   Class P Shares        Fiscal Year Ended June 30,
 12/31/98      ------------------------------------------------------       12/31/98       ------------------------------------
(unaudited)        1998           1997##         1996         1995(b)     (unaudited)       1998          1997##        1996(b)
$ 18.27         $  17.91       $  16.09       $  13.38      $   12.00       $  18.25      $  17.90        $ 16.09        $ 15.66
---------------------------------------------------------------------------------------------------------------------------------
   0.19             0.44           0.49           0.43           0.31           0.15          0.38           0.44           0.08
   0.91             2.27           3.35           2.82           1.38           0.92          2.27           3.35           0.35
---------------------------------------------------------------------------------------------------------------------------------

   1.10             2.71           3.84           3.25           1.69           1.07          2.65           3.79           0.43
---------------------------------------------------------------------------------------------------------------------------------

  (0.09)           (0.44)         (0.46)         (0.42)         (0.31)         (0.08)        (0.39)         (0.42)            --
  (1.54)           (1.91)         (1.56)         (0.12)            --          (1.54)        (1.91)         (1.56)            --
---------------------------------------------------------------------------------------------------------------------------------
  (1.63)           (2.35)         (2.02)         (0.54)         (0.31)         (1.62)        (2.30)         (1.98)            --
---------------------------------------------------------------------------------------------------------------------------------
$ 17.74         $  18.27       $  17.91       $  16.09      $   13.38       $  17.70      $  18.25        $ 17.90        $ 16.09
---------------------------------------------------------------------------------------------------------------------------------
   6.53%           15.83%         26.02%         24.56%         14.26%          6.29%        15.49%         25.64%          2.75%
---------------------------------------------------------------------------------------------------------------------------------

$36,491         $ 40,260       $ 38,595       $ 19,312      $   6,383       $  3,099      $  2,719        $   868        $     2
---------------------------------------------------------------------------------------------------------------------------------
   2.08%+           2.32%          2.93%          3.03%        4.06%+         1.83%+          2.07%          2.68%          2.78%+
---------------------------------------------------------------------------------------------------------------------------------

$  0.16         $   0.34       $   0.39       $   0.34      $    0.13       $   0.13      $   0.28        $  0.34        $  0.06
---------------------------------------------------------------------------------------------------------------------------------
  29.16%           68.23%         62.31%         89.77%         29.46%         29.16%        68.23%         62.31%         89.77%
---------------------------------------------------------------------------------------------------------------------------------
   0.85%+           0.86%            --             --             --         1.10%+          1.11%            --             --
---------------------------------------------------------------------------------------------------------------------------------

   1.19%+           1.38%          1.46%          1.45%        3.16%+         1.44%+          1.63%          1.71%         1.70%+
---------------------------------------------------------------------------------------------------------------------------------
   0.85%+           0.85%          0.86%          0.85%        0.84%+         1.10%+          1.10%          1.11%         1.10%+
---------------------------------------------------------------------------------------------------------------------------------
(b) The Equity Income Fund's Class R shares and Class P shares commenced operations on September 30, 1994, and March 11, 1996, respectively.

                                                                INTERNATIONAL GROWTH FUND

Class R Shares               Fiscal Year Ended June 30,                   Class P Shares        Fiscal Year Ended June 30,
 12/31/98##    ------------------------------------------------------       12/31/98##     ------------------------------------
(unaudited)        1998##         1997##         1996(d)                  (unaudited)       1998##        1997##        1996(d)
$   18.67        $  16.24           $  15.31         $   12.00     $    18.64        $  16.22        $ 15.31         $ 13.66
----------------------------------------------------------------------------------------------------------------------------------
    (0.02)           0.04               0.08              0.02          (0.04)          (0.01)          0.05            0.00#
     0.34            3.48               2.53              3.29           0.37            3.50           2.54            1.65
----------------------------------------------------------------------------------------------------------------------------------

     0.32            3.52               2.61              3.31           0.33            3.49           2.59            1.65
----------------------------------------------------------------------------------------------------------------------------------

       --           (0.02)                --                --             --              --             --              --
       --         (0.00)#                 --                --             --           (0.00)#           --              --
    (0.10)          (1.07)             (1.68)               --          (0.10)          (1.07)         (1.68)             --
       --              --                 --                --             --              --             --              --
----------------------------------------------------------------------------------------------------------------------------------
    (0.10)          (1.09)             (1.68)               --          (0.10)          (1.07)         (1.68)             --
----------------------------------------------------------------------------------------------------------------------------------
$   18.89        $  18.67           $  16.24         $   15.31     $    18.87        $  18.64        $ 16.22         $ 15.31
----------------------------------------------------------------------------------------------------------------------------------
     1.91%          23.27%             19.20%            27.58%          1.91%          23.03%         19.13%          12.08%
----------------------------------------------------------------------------------------------------------------------------------

$ 200,062        $ 64,820           $ 33,912         $  18,303            986        $      5        $     5         $     1
----------------------------------------------------------------------------------------------------------------------------------
    (0.18)%+         0.22%              0.57%             0.26%+        (0.43)%+        (0.03)%         0.32%           0.01%+
----------------------------------------------------------------------------------------------------------------------------------

$   (0.02)       $  (0.04)          $  (0.02)        $   (0.07)    $    (0.05)       $  (0.08)       $ (0.06)        $ (0.05)
----------------------------------------------------------------------------------------------------------------------------------
    37.25%         127.13%             95.02%           238.91%         37.25%         127.13%         95.02%         238.91%
----------------------------------------------------------------------------------------------------------------------------------
    1.65%+           1.66%                --                --         1.90%+            1.91%            --              --
----------------------------------------------------------------------------------------------------------------------------------

    1.74%+           2.13%              2.37%           2.91%+         1.99%+            2.38%          2.62%         3.16%+
----------------------------------------------------------------------------------------------------------------------------------
    1.64%+           1.65%              1.66%           1.65%+         1.89%+            1.90%          1.91%         1.90%+
----------------------------------------------------------------------------------------------------------------------------------
(d) The International Growth Fund's Class R shares and Class P shares commenced operations on July 3, 1995, and March 11, 1996, respectively.
**  Total return represents aggregate total return for the periods indicated.
+   Annualized.
++  The amount shown in this caption for each share outstanding throughout the period may not be in accord with the net realized and unrealized gain/(loss) for the period because of the timing of purchases and withdrawal of shares in relation to the fluctuating market values of the portfolio.
#   Amount represents less than $0.01 per share.
##  Per-share numbers have been calculated using the average share method, which more appropriately represents the per-share data for the period, since the use of the undistributed income method did not accord with results of operations.

                                                                 EMERGING ASIA FUND                        LATIN AMERICA FUND

                                                                                                              Fiscal Year Ended
                                                    Class R Shares       Fiscal Year Ended June 30,    Class R Shares      June 30,

                                                       12/31/98        -----------------------------     12/31/98        -----------

                                                      (unaudited)        1998           1997(a)          (unaudited)        1998(b)
Net Asset Value -- Beginning of Period                 $    6.18     $   18.91      $   12.00            $    8.77       $   12.00
------------------------------------------------------------------------------------------------------------------------------------

Net investment income/(loss)                               (0.02)         0.13          (0.01)                0.05            0.33
Net realized and unrealized gain/(loss)
 on investments                                             1.77        (11.74)          6.95                (3.61)        (3.34)
------------------------------------------------------------------------------------------------------------------------------------

Net increase/(decrease) in net assets resulting from
 investment operations                                      1.75        (11.61)          6.94                (3.56)          (3.01)
------------------------------------------------------------------------------------------------------------------------------------

Distributions:
Dividends from net investment income                       (0.00)#       (0.17)            --                (0.27)          (0.07)
Distributions in excess of net investment income              --         (0.00)#        (0.03)                  --              --
Distributions from net realized capital gains                 --         (0.95)            --                (0.00)#         (0.15)
------------------------------------------------------------------------------------------------------------------------------------

Total distributions                                        (0.00)#       (1.12)         (0.03)               (0.27)          (0.22)
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value -- End of Period                       $    7.93     $    6.18      $   18.91            $    4.94       $    8.77
------------------------------------------------------------------------------------------------------------------------------------

Total Return**                                             28.33%      (63.45)%         57.80%             (40.78)%        (25.42)%
------------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net
 Assets/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of year (in 000s)                      $  34,373     $  24,608      $  68,095            $   1,598       $   4,465
------------------------------------------------------------------------------------------------------------------------------------

Ratio of net investment income/(loss) to average
 net assets                                                (0.72)%+       0.22%         (0.42)%+              1.08%+          3.18%
------------------------------------------------------------------------------------------------------------------------------------

Net investment income/(loss) before
 deferral of fees by Manager                           $   (0.02)    $   (0.08)     $   (0.02)           $   (0.09)      $    0.04
------------------------------------------------------------------------------------------------------------------------------------

Portfolio turnover rate                                   140.99%       153.97%         72.18%              126.06%         168.18%
------------------------------------------------------------------------------------------------------------------------------------

Expense ratio including interest and tax expense            1.89%+        1.91%          2.20%+               0.73%+          0.26%
------------------------------------------------------------------------------------------------------------------------------------

Expense ratio before deferral of fees by
 Manager, including interest and tax expense                2.03%+        2.27%          2.69%+               3.70%+          3.04%
------------------------------------------------------------------------------------------------------------------------------------

Expense ratio excluding interest and tax expense            1.88%+        1.90%          1.80%+               0.73%+            --
------------------------------------------------------------------------------------------------------------------------------------

(a) The Emerging Asia Fund's Class R shares commenced operations on September 30, 1996.
(b) The Latin America Fund's Class R shares commenced operations on June 30, 1997.

                                                                                                  SELECT 50 FUND

                                                                                                              Fiscal Year Ended
                                                    Class R Shares       Fiscal Year Ended June 30,    Class P Shares      June 30,
                                                       12/31/98        -----------------------------     12/31/98        -----------
                                                      (unaudited)        1998           1997(a)          (unaudited)        1998(b)
Net Asset Value -- Beginning of Period        $  20.98     $  20.01    $  16.46      $  12.00     $ 20.68      $ 19.98    $ 15.89
------------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                     (0.03)        0.12        0.01          0.06       (0.07)        0.09      (0.02)
Net realized and unrealized gain/(loss) on
 investments                                     (0.43)        2.70        4.16          4.45       (0.27)        2.46       4.11
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets
resulting from investment operations             (0.46)        2.82        4.17          4.51       (0.34)        2.55       4.09
------------------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income             (0.34)          --       (0.10)        (0.04)      (0.30)          --         --
Distributions from net
 realized capital gains                          (1.05)       (1.85)      (0.52)           --       (1.05)       (1.85)        --
Distributions in excess of
 net realized capital gains                         --           --          --         (0.01)         --           --         --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                              (1.39)       (1.85)      (0.62)        (0.05)      (1.35)       (1.85)        --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value -- End of Period              $  19.13     $  20.98    $  20.01      $  16.46     $ 18.99      $ 20.68    $ 19.98
------------------------------------------------------------------------------------------------------------------------------------
Total Return**                                   (1.86)%      15.44%      26.35%        37.75%      (2.13)%      14.12%     25.74%
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net
 Assets/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in 000s)             $174,862     $269,667    $172,509      $ 77,955     $    45      $    52    $     9
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to
 average net assets                              (0.56)%+      0.58%       0.04%         0.42%+     (0.81)%+      0.34%     (0.21)%+
------------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before
 deferral of fees by Manager                  $  (0.03)    $   0.12    $  (0.01)     $   0.02     $ (0.07)     $  0.09    $ (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          63.83%      151.43%     157.93%       105.98%      63.83%      151.43%    157.93%
------------------------------------------------------------------------------------------------------------------------------------
Expense ratio including
 interest and tax expense                         1.59%+       1.81%         --            --        1.84%+       2.06%        --
------------------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by
 Manager, including interest and
 tax expense                                      1.61%+       1.81%       1.92%         2.11%+      1.86%+       2.06%      2.17%+
------------------------------------------------------------------------------------------------------------------------------------
Expense ratio excluding
 interest and tax expense                         1.59%+       1.80%       1.82%         1.80%+      1.84%+       2.05%      2.07%+
------------------------------------------------------------------------------------------------------------------------------------
(d) The Select 50 Fund's Class R shares and Class P shares commenced operations on October 2, 1995, and December 12, 1996, respectively.

The accompanying notes are an integral part of these financial statements.


                                                      INTERNATIONAL SMALL CAP FUND

                                                                                                              Fiscal Year Ended
Class R Shares                   Fiscal Year Ended June 30,                             Class P Shares            June 30,
 12/31/98       ---------------------------------------------------------------------      12/31/98       ------------------------
(unaudited)        1998##         1997           1996           1995         1994(c)      (unaudited)      1998##         1997(c)
$   15.14       $   17.16      $   14.86      $   11.75      $   12.02      $   12.00     $   15.13     $   17.16      $   16.96
------------------------------------------------------------------------------------------------------------------------------------

    (0.01)          (0.01)         (0.05)          0.03           0.12          0.00#         (0.05)        (0.05)         0.00#
    (1.11)           0.31           2.35           3.10          (0.39)          0.02         (1.09)         0.30           0.20
------------------------------------------------------------------------------------------------------------------------------------


    (1.12)           0.30           2.30           3.13          (0.27)          0.02         (1.14)         0.25           0.20
------------------------------------------------------------------------------------------------------------------------------------


    (0.01)             --             --          (0.02)       (0.00)#             --            --            --             --
       --           (0.13)            --             --             --             --            --         (0.09)            --
       --           (2.19)            --             --             --             --            --         (2.19)            --
------------------------------------------------------------------------------------------------------------------------------------

    (0.01)          (2.32)            --          (0.02)       (0.00)#             --            --         (2.28)            --
------------------------------------------------------------------------------------------------------------------------------------

$   14.01       $   15.14      $   17.16      $   14.86      $   11.75      $   12.02     $   13.99     $   15.13      $   17.16
------------------------------------------------------------------------------------------------------------------------------------

    (7.39)%          4.46%         15.48%         26.68%        (2.23)%          0.17%       (7.53)%         4.13%          1.18%
------------------------------------------------------------------------------------------------------------------------------------


$  46,961       $  50,491      $  53,602      $  41,640      $  28,516      $  34,555     $       5     $       5      $      15
------------------------------------------------------------------------------------------------------------------------------------

    (0.17)%+        (0.03)%        (0.34)%          0.20%         0.95%          0.04%+       (0.42)%+      (0.28)%        (0.59)%+
------------------------------------------------------------------------------------------------------------------------------------


   $(0.01)      $   (0.10)     $   (0.14)     $   (0.08)     $    0.05      $   (0.02)    $   (0.05)    $   (0.16)     $   (0.01)
------------------------------------------------------------------------------------------------------------------------------------

    57.32%         110.58%         84.91%        177.36%        156.13%        123.50%        57.32%       110.58%         84.91%
------------------------------------------------------------------------------------------------------------------------------------

     1.91%+          1.92%            --           1.96%          1.91%          1.99%+        2.16%+        2.17%            --
------------------------------------------------------------------------------------------------------------------------------------


     1.93%+          2.53%          2.60%          2.76%          2.50%          2.32%+        2.18%+        2.78%          2.85%+
------------------------------------------------------------------------------------------------------------------------------------

     1.90%+          1.90%          1.90%          1.90%          1.90%          1.90%+        2.15%+        2.15%          2.15%+
------------------------------------------------------------------------------------------------------------------------------------

(c) The International Small Cap Fund's Class R shares and Class P shares commenced operations on September 30, 1993, and June 9,
    1997, respectively.


                                                                           EMERGING MARKETS FUND

Class R Shares                   Fiscal Year Ended June 30,                  Class P Shares       Fiscal Year Ended  June 30,
 12/31/98       ------------------------------------------------------------     12/31/98     ---------------------------------
(unaudited)      1998          1997        1996         1995       1994(e)     (unaudited)    1998          1997        1996(e)
$   9.86      $  16.85    $    14.19    $  13.17     $  13.68    $  11.07      $    9.74    $   16.77    $   14.19     $   12.62
------------------------------------------------------------------------------------------------------------------------------------

    0.00#         0.07          0.07        0.08         0.03       (0.03)         (0.01)        0.03         0.06          0.01
   (1.88)        (6.58)         2.66        0.94         0.25++      2.92          (1.89)       (6.61)        2.58          1.56
------------------------------------------------------------------------------------------------------------------------------------


   (1.88)        (6.51)         2.73        1.02         0.28        2.89          (1.90)       (6.58)        2.64          1.57
------------------------------------------------------------------------------------------------------------------------------------


      --         (0.15)        (0.07)         --           --          --             --        (0.12)       (0.06)           --
      --         (0.33)           --          --        (0.42)      (0.28)            --        (0.33)          --            --
      --            --            --          --        (0.37)         --             --           --           --            --
------------------------------------------------------------------------------------------------------------------------------------

      --         (0.48)        (0.07)         --        (0.79)      (0.28)            --        (0.45)       (0.06)           --
------------------------------------------------------------------------------------------------------------------------------------

$   7.98      $   9.86    $    16.85    $  14.19     $  13.17    $  13.68      $    7.84    $    9.74    $   16.77     $   14.19
------------------------------------------------------------------------------------------------------------------------------------

  (19.07)%      (39.20)%       19.34%       7.74%        1.40%      26.10%        (19.51)%     (39.75)%      18.62%        12.44%
------------------------------------------------------------------------------------------------------------------------------------


$335,556      $758,991    $1,259,457    $994,378     $998,083    $654,960      $     347    $     413    $     607     $       2
------------------------------------------------------------------------------------------------------------------------------------


    0.11%+        0.55%         0.48%       0.58%        0.23%      (0.14)%        (0.14)%+       0.30%       0.23%         0.33%+
------------------------------------------------------------------------------------------------------------------------------------


$   0.00#     $   0.07            --          --           --          --      $   (0.01)    $    0.03          --            --
------------------------------------------------------------------------------------------------------------------------------------

   33.72%        96.76%        83.08%     109.92%       92.09%      63.79%         33.72%        96.76%      83.08%       109.92%
------------------------------------------------------------------------------------------------------------------------------------

    1.97%+        1.65%           --          --           --          --           2.22%+        1.90%         --            --
------------------------------------------------------------------------------------------------------------------------------------


    1.97%+        1.65%           --          --           --          --           2.22%+        1.90%         --            --
------------------------------------------------------------------------------------------------------------------------------------

    1.87%+        1.60%         1.67%       1.72%        1.80%       1.85%          2.12%+        1.85%       1.92%         1.97%+
------------------------------------------------------------------------------------------------------------------------------------

(e) The Emerging Markets Fund's Class P shares commenced operations on March 11, 1996.

**  Total return represents aggregate total return for the periods indicated.
+   Annualized.
++  The amount shown in this caption for each share outstanding throughout the period may not be in accord with the net realized and unrealized gain/(loss) for the period because of the timing of purchases and withdrawal of shares in relation to the fluctuating market values of the portfolio.
#   Amount represents less than $0.01 per share.
##  Per-share numbers have been calculated using the average share method, which more appropriately represents the per-share data for the period, since the use of the undistributed income method did not accord with results of operations.

--------------------
The Montgomery Funds
Financial Highlights

                                                           FEDERAL TAX-FREE MONEY FUND                    TOTAL RETURN BOND FUND

                                                                                                                   Fiscal Year Ended

                                                  Class R Shares       Fiscal Year Ended June 30,    Class R Shares      June 30,
                                                     12/31/98        -----------------------------     12/31/98        -----------
                                                    (unaudited)        1998           1997(a)         (unaudited)         1998(b)
Net Asset Value -- Beginning of Period              $    1.00      $    1.00       $     12.00         $   12.44         $  12.00
------------------------------------------------------------------------------------------------------------------------------------

Net investment income                                   0.015          0.031             0.032              0.36             0.72
Net realized and unrealized gain/(loss) on
 investments                                            0.000###       0.000###          0.000###          (0.25)            0.56
------------------------------------------------------------------------------------------------------------------------------------

Net increase/(decrease) in net assets resulting
 from investment operations                             0.015          0.031             0.032              0.11             1.28
------------------------------------------------------------------------------------------------------------------------------------

Distributions:
Dividends from net investment income                   (0.015)        (0.031)           (0.032)            (0.36)           (0.72)
Distributions in excess of net investment income           --             --            (0.000)###            --            (0.00)#
Distributions from net realized capital gains              --             --                --                --            (0.12)
------------------------------------------------------------------------------------------------------------------------------------

Total distributions                                    (0.015)        (0.031)           (0.032)            (0.36)           (0.84)
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value -- End of Period                    $    1.00      $    1.00       $      1.00         $   12.19         $  12.44
------------------------------------------------------------------------------------------------------------------------------------

Total Return**                                           1.49%          3.12%             3.26%             4.35%           10.92%
------------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of year (in 000s)                   $ 109,927      $ 117,283       $   114,197         $  58,388         $ 77,694
------------------------------------------------------------------------------------------------------------------------------------

Ratio of net investment income to average net
 assets                                                  2.92%+         3.08%             3.24%+            5.76%+           5.81%
------------------------------------------------------------------------------------------------------------------------------------

Net investment income/(loss) before deferral of
 fees by Manager                                    $   0.015      $   0.031       $     0.030         $   (0.36)        $   0.71
------------------------------------------------------------------------------------------------------------------------------------

Portfolio turnover rate                                    --             --                --            106.96%          390.08%
------------------------------------------------------------------------------------------------------------------------------------

Expense ratio including interest and tax expense         0.60%+         0.60%             0.33%+            1.11%+           1.29%
------------------------------------------------------------------------------------------------------------------------------------

Expense ratio before deferral of fees by Manager,
 including interest and tax expense                      0.63%+         0.81%             0.69%+            1.18%+           1.34%
------------------------------------------------------------------------------------------------------------------------------------

Expense ratio excluding interest and tax expense         0.60%+         0.60%               --              0.70%+           0.70%
------------------------------------------------------------------------------------------------------------------------------------

(a) The Federal Tax-Free Money Fund's Class R shares commenced operations on July 15, 1996.
(b) The Total Return Bond Fund's Class R shares commenced operations on June 30,
    1997.



                                                                         CALIFORNIA TAX-FREE INTERMEDIATE BOND FUND

Selected Per-Share Data for the Year                     Class R Shares               Fiscal Year Ended June 30,
 or Period Ended:                                           12/31/98       ------------------------------------------------
                                                           (unaudited)       1998          1997        1996      1995     1004(d)
Net Asset Value -- Beginning of Period                       $ 12.86       $ 12.53      $ 12.23     $ 12.04    $11.79     $ 12.00
------------------------------------------------------------------------------------------------------------------------------------

Net investment income                                           0.26          0.51         0.53        0.54      0.44        0.41
Net realized and unrealized gain/(loss) on
 investments                                                    0.25          0.33         0.30        0.19      0.25       (0.21)
------------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets resulting from investment
 operations                                                     0.51          0.84         0.83        0.73      0.69        0.20
------------------------------------------------------------------------------------------------------------------------------------

Distributions:
Dividends from net investment income                           (0.26)        (0.51)       (0.53)      (0.54)    (0.44)      (0.41)
Distributions in excess of net investment income                  --            --           --          --     .00)# (0       --
Distributions from net realized capital gains                  (0.03)           --           --          --        --          --
Distributions in excess of net realized capital gains             --            --           --          --        --          --
Distributions from capital                                        --            --           --          --        --          --
------------------------------------------------------------------------------------------------------------------------------------

Total distributions                                            (0.29)        (0.51)       (0.53)      (0.54)    (0.44)      (0.41)
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value -- End of Period                             $ 13.08       $ 12.86      $ 12.53     $ 12.23    $12.04     $ 11.79
------------------------------------------------------------------------------------------------------------------------------------

Total Return**                                                  3.98%         6.85%        6.91%       6.11%     6.03%       1.65%
------------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net
 Assets/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of year (in 000s)                            $43,085       $35,667      $21,681     $13,948    $5,153     $11,556
------------------------------------------------------------------------------------------------------------------------------------

Ratio of net investment income to average net
 assets                                                         3.92%+        4.03%        4.27%       4.34%     3.71%       3.44%+
------------------------------------------------------------------------------------------------------------------------------------

Net investment income before deferral of fees
 by Manager                                                 $   0.25      $   0.44         0.47  $   $  0.43     0.34 $   $  0.25
------------------------------------------------------------------------------------------------------------------------------------

Portfolio turnover rate                                       111.16%        42.36%       25.60%      58.11%    37.93%      77.03%
------------------------------------------------------------------------------------------------------------------------------------

Expense ratio including interest and tax expense              0.68%+          0.69%        0.68%       0.61%     0.56%     0.23%+
------------------------------------------------------------------------------------------------------------------------------------

Expense ratio before deferral of fees by
 Manager, including interest and tax expense                  0.87%+          1.19%        1.18%       1.43%     1.41%     1.63%+
------------------------------------------------------------------------------------------------------------------------------------

Expense ratio excluding interest and tax expense              0.68%+          0.68%          --          --        --        --
------------------------------------------------------------------------------------------------------------------------------------

(d) The California Tax-Free Intermediate Bond Fund's Class R shares commenced operations on July 1, 1993.

The accompanying notes are an integral part of these financial statements.

                                                                  U.S. ASSET ALLOCATION FUND

Class R Shares                 Fiscal Year Ended June 30,               Class P Shares           Fiscal Year Ended June 30,
 12/31/98           -------------------------------------------------      12/31/98     -----------------------------------------
(unaudited)         1998     1997##       1996         1995   1994(c)     (unaudited)       1998      1997##       1996(c)
$  19.08        $  19.89   $  19.33   $  16.33      $ 12.24   $ 12.00      $   19.11    $   19.89    $  19.33     $ 17.86
----------------------------------------------------------------------------------------------------------------------------------
    0.98            1.66       0.48       0.26         0.25      0.06           0.97         1.62        0.43        0.09
   (1.01)           0.99       2.13       3.54         4.11      0.18          (1.56)        1.01        2.13        1.38
----------------------------------------------------------------------------------------------------------------------------------

   (0.03)           2.65       2.61       3.80         4.36      0.24          (0.59)        2.63        2.56        1.47
----------------------------------------------------------------------------------------------------------------------------------

   (0.93)          (0.93)     (0.39)     (0.25)       (0.17)       --          (0.89)       (0.84)      (0.34)         --
      --           (0.70)        --         --           --        --             --        (0.74)         --          --
   (3.09)          (1.83)     (1.66)     (0.55)       (0.10)       --          (3.09)       (1.83)      (1.66)         --
----------------------------------------------------------------------------------------------------------------------------------
   (4.02)          (3.46)     (2.05)     (0.80)       (0.27)       --          (3.98)       (3.41)      (2.00)         --
----------------------------------------------------------------------------------------------------------------------------------
$  15.03        $  19.08   $  19.89   $  19.33      $ 16.33   $ 12.24      $   14.54    $   19.11    $  19.89     $ 19.33
----------------------------------------------------------------------------------------------------------------------------------
    0.22%          14.67%     14.65%     23.92%       35.99%     2.00%          0.09%       14.53%      14.35%       8.23%
----------------------------------------------------------------------------------------------------------------------------------

$107,660        $128,075   $127,214   $132,511      $60,234   $ 1,548      $      67    $      71    $     74     $    43
----------------------------------------------------------------------------------------------------------------------------------
    3.25%+          3.10%      2.55%      1.85%        3.43%     2.54%+         3.00%+       2.85%       2.30%       1.60%+
----------------------------------------------------------------------------------------------------------------------------------

$   0.98        $   1.63   $   0.47   $   0.24      $  0.19   $ (0.11)     $    0.97    $    1.59    $   0.42     $  0.08
----------------------------------------------------------------------------------------------------------------------------------
   24.45%          84.23%    168.51%    225.91%       95.75%   190.94%         24.45%       84.23%     168.51%     225.91%
----------------------------------------------------------------------------------------------------------------------------------
    0.25%+          0.26%      1.43%      1.42%        1.31%     1.43%+         0.50%+       0.51%       1.68%       1.67%+
----------------------------------------------------------------------------------------------------------------------------------

    0.26%+          0.31%      1.49%      1.55%        2.07%     9.00%+         0.51%+       0.56%       1.74%       1.80%+
----------------------------------------------------------------------------------------------------------------------------------
    0.25%+          0.25%      1.31%      1.30%        1.30%     1.30%+         0.50%+       0.50%       1.56%       1.55%+
----------------------------------------------------------------------------------------------------------------------------------
(c) The U.S. Asset Allocation Fund's Class R shares and Class P shares commenced operations on March 31, 1994, and January 2, 1996, respectively.

                                                           SHORT DURATION GOVERNMENT BOND FUND

Class R Shares                 Fiscal Year Ended June 30,               Class P Shares           Fiscal Year Ended June 30,
 12/31/98           -------------------------------------------------      12/31/98     -----------------------------------------
(unaudited)         1998      1997##       1996         1995     1994        (unaudited)    1998        1997##      1996(e)
$  10.14         $  9.99     $   9.92    $   9.95    $  9.80    $ 10.23    $   10.14      $  9.99     $   9.92     $  9.98
-----------------------------------------------------------------------------------------------------------------------------------
    0.26            0.57         0.59        0.60       0.62       0.61         0.24         0.61         0.59        0.16
    0.12            0.16         0.07       (0.04)      0.16      (0.34)        0.12         0.11         0.06       (0.05)
-----------------------------------------------------------------------------------------------------------------------------------

    0.38            0.73         0.66        0.56       0.78       0.27         0.36         0.72         0.65        0.11
-----------------------------------------------------------------------------------------------------------------------------------

   (0.26)          (0.56)       (0.59)      (0.59)     (0.62)     (0.56)       (0.25)       (0.57)       (0.58)      (0.17)
      --              --      (0.00)#     (0.00)#         --      (0.07)          --           --      (0.00)#          --
   (0.05)          (0.02)          --          --         --         --        (0.05)          --           --          --
      --              --           --          --         --      (0.07)          --           --           --          --
      --              --           --          --      (0.01)        --           --           --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
   (0.31)          (0.58)       (0.59)      (0.59)     (0.63)     (0.70)       (0.30)       (0.57)       (0.58)      (0.17)
-----------------------------------------------------------------------------------------------------------------------------------
$  10.21         $ 10.14     $   9.99    $   9.92    $  9.95    $  9.80    $   10.20      $ 10.14     $   9.99     $  9.92
-----------------------------------------------------------------------------------------------------------------------------------
    3.81%           7.56%        6.79%       5.74%      8.28%      2.49%        3.58%        7.34%        6.69%       1.12%
-----------------------------------------------------------------------------------------------------------------------------------

$134,061         $66,357     $ 47,265    $ 22,681    $17,093    $21,937    $      33      $     3           --     $     1
-----------------------------------------------------------------------------------------------------------------------------------
    5.05%+          5.83%        5.87%       5.88%      6.41%      5.93%        4.80%+       5.83%        5.62%       5.63%+
-----------------------------------------------------------------------------------------------------------------------------------
$   0.25         $  0.51     $   0.54    $   0.52    $  0.54    $  0.51    $    0.23      $  0.55     $   0.54     $  0.14
-----------------------------------------------------------------------------------------------------------------------------------
  104.18%         502.23%      450.98%     349.62%    284.23%    603.07%      104.18%      502.23%      450.98%     349.62%
-----------------------------------------------------------------------------------------------------------------------------------
    1.72%+          1.15%        1.55%       1.55%      1.38%      0.71%        1.97%+       1.40%        1.80%       1.80%+
-----------------------------------------------------------------------------------------------------------------------------------

   2.03%+           1.73%        2.05%       2.31%      2.23%      1.75%        2.28%+       1.98%        2.30%       2.56%+
-----------------------------------------------------------------------------------------------------------------------------------
   0.60%+           0.28%        0.60%       0.60%      0.47%      0.25%        0.85%+       0.53%        0.85%       0.85%+
-----------------------------------------------------------------------------------------------------------------------------------
(e) The Short Duration Government Bond Fund's Class P shares commenced operations on March 11, 1996.

**   Total return represents aggregate total return for the periods indicated.
+    Annualized.
#    Amount represents less than $0.01 per share.
##   Per-share numbers have been calculated using the average share method, which more appropriately represents the per-share data for the period, since the use of the undistributed income method did not accord with results of operations.
###  Amount represents less than $0.001 per share.

                             --------------------
                             The Montgomery Funds
                             --------------------
                             Financial Highlights

                                                                                       CALIFORNIA TAX-FREE MONEY FUND

                                                           Class R Shares               Fiscal Year Ended June 30,
Selected Per-Share Data for the Year or Period Ended:         12/31/98      ----------------------------------------------------
                                                            (unaudited)       1998            1997           1996        1995(a)
Net Asset Value -- Beginning of Period                     $    1.00       $    1.00       $    1.00      $   1.00     $   1.00
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                          0.013           0.029           0.029         0.030        0.027
Net realized and unrealized gain/(loss) on investments         0.000###       0.000 ###        0.000###      0.000###     0.000###
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
 investment operations                                         0.013           0.029           0.029         0.030        0.027
----------------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                          (0.013)         (0.029)         (0.029)       (0.030)      (0.027)
Distributions in excess of net investment income                  --              --              --            --       (0.000)###
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                           (0.013)         (0.029)         (0.029)       (0.030)      (0.027)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value -- End of Period                           $    1.00       $    1.00       $    1.00      $   1.00     $   1.00
----------------------------------------------------------------------------------------------------------------------------------
Total Return**                                                  1.37%           3.00%           2.95%         3.03%        2.68%
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in 000s)                          $ 224,121       $ 187,216       $ 118,723      $ 98,134     $ 64,780
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets          2.66%+            2.96%           2.91%         2.99%      3.55%+
----------------------------------------------------------------------------------------------------------------------------------
Net investment income before deferral of fees by Manager   $   0.013       $   0.029       $   0.028      $  0.028     $  0.023
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           --              --              --            --           --
----------------------------------------------------------------------------------------------------------------------------------
Expense ratio including interest and tax expense              0.58%+            0.58%           0.58%         0.59%      0.33%+
----------------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager,
 including interest and tax expense                           0.58%+            0.68%           0.73%         0.80%      0.86%+
----------------------------------------------------------------------------------------------------------------------------------
Expense ratio excluding interest and tax expense              0.58%+            0.58%             --            --           --
----------------------------------------------------------------------------------------------------------------------------------
(a)  The California Tax-Free Money Fund's Class R shares commenced operations on September 30, 1994.

The accompanying notes are an integral part of these financial statements.


                                                                       GOVERNMENT RESERVE FUND

Class R Shares                    Fiscal Year Ended June 30,                      Class P Shares      Fiscal Year Ended June 30,
  12/31/98        -------------------------------------------------------------     12/31/98       -------------------------------
(unaudited)          1998          1997         1996         1995         1994     (unaudited)       1998        1997    1996(b)
   $1.00          $    1.00     $    1.00     $   1.00    $   1.00     $   1.00     $    1.00     $  1.00    $  1.00    $   1.00
-----------------------------------------------------------------------------------------------------------------------------------
   0.025              0.052         0.049        0.052       0.049        0.029         0.023       0.049      0.048       0.014
   0.000###           0.000###      0.000###     0.000###    0.000###     0.000###      0.000###    0.000###   0.000###    0.000###

-----------------------------------------------------------------------------------------------------------------------------------

   0.025              0.052         0.049        0.052       0.049        0.029         0.023       0.049      0.048       0.014
-----------------------------------------------------------------------------------------------------------------------------------

  (0.025)            (0.052)       (0.049)      (0.052)     (0.049)      (0.029)       (0.023)     (0.049)    (0.048)     (0.014)
      --                 --            --           --          --           --            --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  (0.025)            (0.052)       (0.049)      (0.052)     (0.049)      (0.029)       (0.023)     (0.049)    (0.048)     (0.014)
-----------------------------------------------------------------------------------------------------------------------------------
   $1.00          $    1.00     $    1.00     $   1.00    $   1.00     $   1.00     $    1.00     $  1.00    $  1.00    $   1.00
-----------------------------------------------------------------------------------------------------------------------------------
    2.50%              5.27%         5.03%        5.28%       4.97%        2.96%         2.37%       5.00%      4.88%       1.38%
-----------------------------------------------------------------------------------------------------------------------------------

$749,263          $ 724,619     $ 473,154     $439,423    $258,956     $211,129     $       1     $    --         --    $      1
-----------------------------------------------------------------------------------------------------------------------------------
   4.90%+              5.15%         4.93%        5.17%       4.92%        2.99%         4.65%+      4.90%      4.68%       4.91%+
-----------------------------------------------------------------------------------------------------------------------------------
  $0.025          $   0.052     $   0.049     $  0.050    $  0.047     $  0.028     $   0.023     $ 0.049    $ 0.048    $  0.013
-----------------------------------------------------------------------------------------------------------------------------------
      --               0.53%           --           --        0.63%          --                      0.78%        --          --
-----------------------------------------------------------------------------------------------------------------------------------
      --                 --            --           --          --           --            --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------------

   0.50%+              0.48%         0.62%        0.74%       0.79%        0.71%         0.75%+      0.73%      0.87%       0.99%+
-----------------------------------------------------------------------------------------------------------------------------------
   0.50%+              0.53%         0.60%        0.60%       0.60%        0.60%         0.75%+      0.78%      0.85%       0.85%+

-----------------------------------------------------------------------------------------------------------------------------------
(b) The Government Reserve Fund's Class P shares commenced operations on March 11, 1996.

**  Total return represents aggregate total return for the periods indicated.
+   Annualized.
### Amount represents less than $0.001 per share.

                             --------------------
                             The Montgomery Funds
                             --------------------
                                     Notes
                            to Financial Statements

The Montgomery Funds and The Montgomery Funds II (individually, the "Trust" and, collectively, the "Trusts") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies. As of December 31, 1998, the Trusts had 26 publicly offered series (individually, a "Fund" and, collectively, the "Funds"). The Montgomery Funds included the following: Montgomery Growth Fund, Montgomery U.S. Emerging Growth Fund, Montgomery Small Cap Fund, Montgomery Small Cap Opportunities Fund, Montgomery Equity Income Fund, Montgomery International Growth Fund, Montgomery International Small Cap Fund, Montgomery Global Opportunities Fund, Montgomery Global Communications Fund, Montgomery Emerging Markets Fund, Montgomery Emerging Asia Fund, Montgomery Latin America Fund, Montgomery Select 50 Fund, Montgomery Total Return Bond Fund, Montgomery Short Duration Government Bond Fund, Montgomery Government Reserve Fund, Montgomery Federal Tax-Free Money Fund, Montgomery California Tax-Free Intermediate Bond Fund and Montgomery California Tax-Free Money Fund. The Montgomery Funds II included the Montgomery U.S. Asset Allocation Fund, among other series.

The Montgomery Funds were organized as a Massachusetts business trust on May 10, 1990, and commenced operations with the Montgomery Small Cap Fund. The Montgomery Funds II were organized as a Delaware business trust on September 8, 1993.


1. SIGNIFICANT ACCOUNTING POLICIES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual results could differ from those estimates. Information presented in these financial statements pertains to all the above Funds but exclude other series of The Montgomery Funds II, which are presented under separate cover.

The following is a summary of significant accounting policies.

a. Portfolio Valuation

Portfolio securities are valued using current market valuations: either the last reported sale price or, in the case of securities for which there is no reported last sale and in the case of fixed-income securities, the mean of the closing bid and ask prices.

Portfolio securities that are traded primarily on foreign securities exchanges or for which market quotations are readily available are generally valued at the last reported sale price on the respective exchanges or markets; except that when an occurrence subsequent to the time that a value was so established is likely to have changed said value, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates. Securities traded on the over-the-counter market or on the Nasdaq national market are valued at the mean between the last available bid and ask price prior to the time of valuation.

For the Government Reserve Fund, Federal Tax-Free Money Fund and California Tax-Free Money Fund, portfolio securities are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the supervision of the Trusts' officers in accordance with methods authorized by the Trusts' Board of Trustees. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value.

b. Forward Foreign-Currency Exchange Contracts

Certain Funds may engage in forward foreign-currency exchange contracts ("forward contract") as a hedge in connection with portfolio purchases and sales of securities denominated in foreign currencies. A forward contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate.

Forward contracts are valued at the prevailing forward exchange rate of the underlying currencies, and unrealized gain (loss) is recorded daily. Realized and unrealized gains and losses that represent the difference between the value of the forward contract to buy and the forward contract to sell are included in net realized and unrealized gain (loss) from foreign-currency-related transactions.

Certain risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward contracts to hedge, a Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

c. Foreign Currency

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at the exchange rate each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate in effect on the date of the respective transactions.

The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign-currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized gain (loss) and unrealized appreciation or depreciation from investments.

d. Repurchase Agreements

Each Fund may engage in repurchase agreement transactions either individually or jointly through a joint repurchase account with other series of the Trusts pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, a Fund takes possession of a government debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase, and the Fund to resell, the obligation at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total

                             --------------------
                             The Montgomery Funds
                             --------------------
                                     Notes
                            to Financial Statements

amount of the repurchase obligation, including interest. In the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. There could be potential loss to the Fund in the event a Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period the Fund seeks to assert its rights. The Fund's investment manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements, to evaluate potential risks. The Funds may also participate on an individual or joint basis in tri-party repurchase agreements that involve a counterparty and a custodian bank.

e. Dollar Roll Transactions

Certain Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. The Fund will invest the proceeds of the sale in additional instruments, the income from which, together with any additional fee income received for the dollar roll, may generate income for the Fund exceeding the yield on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities.

f. Reverse Repurchase Agreements

Certain Funds may enter into reverse repurchase agreement transactions with member banks on the Federal Reserve Bank of New York's list of reporting dealers. A reverse repurchase agreement involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase the same securities at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Each Fund establishes a segregated account with its custodian in which the Fund maintains cash, U.S. government securities or other high-grade liquid debt obligations equal in value to its obligations with respect to reverse repurchase agreements.

g. Futures Contracts

Certain Funds may enter into futures contracts. Upon entering into a futures contract, a Fund is required to deposit with the custodian on behalf of the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

h.  Equity Swaps

Certain Funds may enter into equity swap agreements in order to participate in foreign markets not currently accessible to the Fund. Pursuant to these agreements, the Fund pays a swap fee in cash which is equal to a fixed percentage of the cost for the underlying security (the "notional amount"). Additionally, the Fund will make semiannual payments to the swap counterparty equal to any capital depreciation on the underlying security, plus a floating-rate payment based on the notional amount and the six-month LIBOR rate. The swap counterparty will make semiannual payments to the Fund equal to any capital appreciation and any dividends received on the underlying security. During the terms of the agreements, changes in the underlying value of the swaps are recorded as unrealized gains or losses and are based on changes in the value of the underlying security. Amounts received from (paid to) the swap counterparty representing capital appreciation (depreciation) are recorded as realized gain
(loss), while dividends on the underlying security are recorded when received. The Fund is exposed to credit risk in the event of non-performance by the swap counterparty; the Fund does not anticipate non-performance by the counterparty, however.

i.  Dividends and Distributions

Dividends from net investment income of the Growth Fund, U.S. Emerging Growth Fund, Small Cap Fund, Small Cap Opportunities Fund, International Growth Fund, International Small Cap Fund, Global Opportunities Fund, Global Communications Fund, Emerging Markets Fund, Emerging Asia Fund, Latin America Fund, Select 50 Fund and U.S. Asset Allocation Fund are declared and paid at least annually. Dividends from net investment income of the Total Return Bond Fund, Short Duration Government Bond Fund, Government Reserve Fund, Federal Tax-Free Money Fund, California Tax-Free Intermediate Bond Fund and California Tax-Free Money Fund are declared daily and paid monthly. Dividends from net investment income of the Equity Income Fund are declared and paid quarterly.

Distributions of net realized capital gains (including net short-term capital gains) earned by a Fund are distributed no less frequently than annually. Additional distributions of net investment income and capital gains for each Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital-gain distributions are determined in accordance with income-tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to

                             --------------------
                             The Montgomery Funds
                             --------------------
                                     Notes
                            to Financial Statements

differing treatments of income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund.

j. Securities Transactions and Investment Income

Securities transactions are recorded on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Interest income, including, where applicable, accretion/amortization of discount/premium on short-term investments, is recognized on the accrual basis. Each Fund's investment income and realized and unrealized gains and losses are allocated among its classes based on the relative net assets of each class of shares.

k. Federal Income Taxes

Each Fund has elected and qualified, and it is the intention of each Fund to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income to shareholders sufficient to relieve each Fund of all or substantially all federal income taxes. Therefore, no federal income- or excise-tax provision is applicable.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based on their current interpretation of tax rules and regulations that exist in the markets in which they invest.

l. Organization Costs

Expenses incurred in connection with the organization of each Fund are amortized on a straight-line basis over a period of five years from the commencement of operations.

m. Cash

Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities. The Fund issues and redeems its shares, invests in securities and distributes dividends from net investment income and net realized gains (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities, accretion income recognized on investment securities and amortization of organization costs.

n. Expenses

General expenses of the Trusts are allocated to the relevant Funds based on relative net assets. Operating expenses directly attributable to a Fund or a class of shares are charged to that Fund's or class's operations. Expenses of each Fund not directly attributable to the operations of any Fund or class of shares are charged to that Fund's or class's operations. Expenses of each Fund not directly attributable to the operations of any Fund or class of shares are prorated among the classes based on the relative average net assets of each Fund or class of shares.


2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER CONTRACTUAL
COMMITMENTS:

a. Montgomery Asset Management, LLC, is the Funds' Manager (the "Manager"). The Manager, a Delaware limited liability com-company, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Manager is a subsidiary of Commerzbank AG.

Pursuant to Investment Management Agreements (the "Agreements") between the Manager and the Trusts with respect to each Fund, the Manager provides each Fund with advice on buying and selling securities, manages the investments of each Fund including the placement of orders for portfolio transactions, furnishes each Fund with office space and certain administrative services, and provides the personnel needed by the Trusts with respect to the Manager's responsibilities under the Agreements. Under Operating Expense Agreements with each trust, the Manager has agreed to reduce some or all of its management fee or absorb Fund expenses if necessary to keep each Fund's annual operating expenses, exclusive of Rule 12b-1 fees, dividend expense, interest, extraordinary expenses and taxes, at or below the following percentages of each Fund's average net assets: 1.50% for the Growth Fund; 1.75% for the U.S. Emerging Growth Fund; 1.40% for the Small Cap Fund; 1.50% for the Small Cap Opportunities Fund; 0.85% for the Equity Income Fund; 1.65% for the International Growth Fund; 1.90% for the International Small Cap Fund, the Global Opportunities Fund, the Global Communications Fund, the Emerging Markets Fund, the Emerging Asia Fund and the Latin America Fund; 1.80% for the Select 50 Fund; 1.30% for the U.S. Asset Allocation Fund (including total expenses of the underlying funds); 0.70% for the Total Return Bond Fund and the Short Duration Government Bond Fund; 0.60% for the Government Reserve Fund and the Federal Tax-Free Money Fund; 0.70% for the California Tax-Free Intermediate Bond Fund; and 0.60% for the California Tax-Free Money Fund. Any reductions or absorptions made to a Fund by the Manager are subject to recovery within the following three years, provided a Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Operating Expense Agreements have one-year terms, renewable at the end of each fiscal year.

                             --------------------
                             The Montgomery Funds
                             --------------------
                                     Notes
                            to Financial Statements

Montgomery Asset Management, LLC, serves as the Funds' administrator (the "Administrator"). The Administrator performs services with regard to various aspects of each Fund's administrative operations.

As compensation, each Fund has accrued a monthly management and administration fee (accrued daily) based on the average daily net assets of each Fund. The following effective management fee annual rates include current-year accrued fees and recoupment of prior-year deferrals, but do not include the effect of current-year fee deferrals or expense absorptions:

                                                  Management
                                  Effective      Fee Including      Effective
                                  Management      Effect of      Administration
Name of Fund                         Fee         Fees Reduced         Fee
-------------------------------------------------------------------------------
Growth Fund...................       0.94%           0.94%            0.06%
U.S. Emerging Growth Fund.....       1.33            1.33             0.07
Small Cap Fund................       1.00            1.00             0.08
Small Cap Opportunities Fund..       1.20            1.05             0.07
Equity Income Fund............       0.60            0.27             0.07
International Growth Fund.....       1.10            1.00             0.07
International Small Cap Fund..       1.25            1.23             0.07
Global Opportunities Fund.....       1.35            1.31             0.07
Global Communications Fund....       1.25            1.24             0.07
Emerging Markets Fund.........       1.13            1.13             0.07
Emerging Asia Fund............       1.25            1.11             0.07
Latin America Fund............       1.25            0.00             0.07
Select 50 Fund................       1.25            1.24             0.07
U.S. Asset Allocation Fund....         --              --               --
Total Return Bond Fund........       0.50            0.44             0.05
Short Duration
  Government Bond Fund........       0.50            0.20             0.05
Government Reserve Fund.......       0.30            0.30             0.04
Federal Tax-Free Money Fund...       0.40            0.37             0.05
California Tax-Free
  Intermediate Bond Fund......       0.50            0.32             0.05
California Tax-Free
  Money Fund..................       0.42            0.42             0.05

The Manager recouped previously deferred fees and/or absorbed expenses during the six months ended December 31, 1998. These amounts have been included with current annual management fees in the Statement of Operations and are part of the effective management fee shown. There were no amounts recouped during the six months ended December 31, 1998.

For the six months ended December 31, 1998, the Manager has deferred fees and/or absorbed expenses and has deferred management fees and absorbed expenses subject to recoupment as follows:

                                                              Deferred
                                                           Management Fees
                                                            and Absorbed
                                                              Expenses
                                         Fees    Expenses    Subject to
                                       Reduced   Absorbed    Recoupment
--------------------------------------------------------------------------
Growth Fund..........................  $  6,145   $    --    $  6,145
Small Cap Fund.......................     1,044        --       1,044
Small Cap Opportunities Fund.........    91,314        --     749,795
Equity Income Fund...................    64,442        --     428,184
International Growth Fund............    71,964        --     261,662
International Small Cap Fund.........     4,920        --     291,486
Global Opportunities Fund............    10,282        --     213,877
Emerging Asia Fund...................    20,279        --     177,496
Latin America Fund...................    20,531    28,371     255,364
Select 50 Fund.......................    12,302        --      12,302
U.S. Asset Allocation Fund...........        --     5,643     326,109
Total Return Bond Fund...............    23,311        --      61,052
Short Duration Government Bond Fund..   169,656        --     673,578
Federal Tax-Free Money Fund..........    17,922        --     283,632
California Tax-Free
  Intermediate Bond Fund.............    35,892        --     262,679

b. Certain officers and Trustees of the Trusts are, with respect to the Trusts' Manager and/or principal underwriter, "affiliated persons" as defined in the 1940 Act. Each Trustee who is not an affiliated person will receive an annual retainer and quarterly meeting fee totaling $55,000 per annum, as well as reimbursement for expenses, for service as a Trustee of all Trusts advised by the Manager ($35,000 of which will be allocated to the Montgomery Funds and $15,000 to the Montgomery Funds II).

c. Certain Funds are parties to agreements with financial intermediaries and recordkeepers related to the Funds' participation in various purchase, marketplace and retirement programs. The Funds that participate in the programs make payments to the financial intermediaries and recordkeepers for certain services provided to shareholders who own shares of the Funds through such programs. These fees are paid to shareholder servicing and recordkeeping and are reflected in the Funds' financial statement as "servicing fees." The Manager, out of its own resources, may make additional payments to financial intermediaries and recordkeepers in connection with the Funds' participation in these programs.

                             --------------------
                             The Montgomery Funds
                             --------------------
                                     Notes
                            to Financial Statements


3. SHARE MARKETING PLAN:

Class P shares of each Fund have adopted a Share Marketing Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act (the "Rule"). Pursuant to that Rule, the Trusts' Board of Trustees has approved, and each Fund has entered into, the Plan with Funds Distributor, Inc., the Funds' distributor (the "Distributor"), as the distribution coordinator for the Class P shares. Under the Plan each Fund will pay distribution fees to the Distributor at an annual rate of up to 0.25% of the Fund's aggregate average daily net assets attributable to its Class P shares, to reimburse the Distributor for its distribution costs with respect to that class (the "Class").

The Plan provides that the Distributor may use the distribution fees received from the Class to pay for the distribution expenses of that Class, including, but not limited to, (i) incentive compensation paid to the directors, officers and employees of, agents for and consultants to the Manager or any other broker-dealer or financial institution that engages in the distribution of that Class; and (ii) compensation to broker-dealers, financial institutions or other persons for providing distribution assistance with respect to that Class. Distribution fees may also be used for (i) marketing and promotional activities, including, but not limited to, direct-mail promotions and television, radio, newspaper, magazine and other mass media advertising for that Class; (ii) costs of printing and distributing prospectuses, statements of additional information and reports of the Funds to prospective investors in that Class; (iii) costs involved in preparing, printing and distributing sales literature pertaining to the Funds and that Class; and (iv) costs involved in obtaining whatever information, analysis and reports with respect to marketing and promotional activities that the Funds may, from time to time, deem advisable with respect to the distribution of that Class. Distribution fees are accrued daily, paid monthly and charged as expenses of the Class P shares as accrued.


4. SECURITIES TRANSACTIONS:

a. The aggregate amount of purchases and sales of long-term securities, excluding long-term U.S. government securities, during the six months ended December 31, 1998, were:

Fund                               Purchases        Sales
------------------------------------------------------------
Growth Fund...................   $191,324,261   $361,141,858
U.S. Emerging Growth Fund.....    123,365,219    113,030,641
Small Cap Fund................     50,207,273     78,383,496
Small Cap Opportunities Fund..     19,567,431    101,210,015
Equity Income Fund............     10,859,895     16,998,511
International Growth Fund.....    170,638,333     48,888,142
International Small Cap Fund..     29,850,478     24,515,777
Global Opportunities Fund.....     45,364,726     86,077,835
Global Communications Fund....    127,770,114    139,572,473
Emerging Markets Fund.........    163,751,247    461,197,700
Emerging Asia Fund............     38,631,306     35,021,414
Latin America Fund............      3,923,103      4,939,574
Select 50 Fund................    122,611,583    177,739,272
U.S. Asset Allocation Fund....     27,540,849     45,272,109
Total Return Bond Fund........      4,530,574      5,297,121
Short Duration
  Government Bond Fund........      1,551,210      1,019,742
California Tax-Free
  Intermediate Bond Fund......     46,101,548     41,492,161

The aggregate amount of purchases and sales of long-term U.S. government securities, during the six months ended December 31, 1998, were:

          Fund                      Purchases       Sales
------------------------------------------------------------
Total Return Bond Fund........    $ 83,469,343  $ 94,309,445
Short Duration
  Government Bond Fund........     223,675,808   126,143,662

b. At December 31, 1998, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

                            ------------------------
                             The Montgomery Funds
                            ------------------------
                                     Notes
                            to Financial Statements

                                                  Tax Basis       Tax Basis              Net Tax Basis             Cost for
                                                 Unrealized      Unrealized         Unrealized Appreciation       Federal Tax
Fund                                             Appreciation    Depreciation            (Depreciation)            Purposes
-----------------------------------------------------------------------------------------------------------------------------
Growth Fund...............................      $228,098,948    $ 85,428,136              $142,670,812           $901,387,155
U.S. Emerging Growth Fund.................       125,255,891      14,753,188               110,502,703            300,331,527
Small Cap Fund............................        49,910,986       4,913,514                38,997,464            124,315,008
Small Cap Opportunities Fund..............        23,471,706       3,612,834                19,858,872             71,656,363
Equity Income Fund........................         6,290,536         766,799                 5,523,737             34,514,654
International Growth Fund.................        26,431,411       7,155,593                19,275,818            184,675,676
International Small Cap Fund..............         7,001,373       3,121,059                 3,880,314             43,444,661
Global Opportunities Fund.................        10,011,280       1,897,028                 8,114,252             45,975,834
Global Communications Fund................        78,096,061      15,151,364                62,944,697            222,213,487
Emerging Markets Fund.....................        26,913,133     123,140,194               (96,227,061)           432,697,479
Emerging Asia Fund........................         6,279,403       6,151,252                   128,151             34,295,472
Latin America Fund........................            44,590         524,975                  (480,385)             2,261,224
Select 50 Fund............................        35,365,197       5,869,248                29,495,949            147,342,298
U.S. Asset Allocation Fund................               --        7,401,830                 7,401,830            116,468,751
Total Return Bond Fund....................         1,496,879          93,623                 1,403,256             71,682,576
Short Duration Government Bond Fund.......           679,667         131,259                   548,408            146,974,170
California Tax-Free Intermediate Bond Fund         1,541,504           2,369                 1,539,135             41,137,526

c. Information regarding transactions under dollar roll transactions was as follows:

                                                                                                         Average
                                         Maximum                         Average         Average          Debt
                                          Amount          Amount          Amount          Shares         per Share
                                        Outstanding     Outstanding     Outstanding     Outstanding     Outstanding      Fee
                                          During          as of           During          During          During        Income
Fund                                    the Period      12/31/98        the Period      the Period      the Period      Earned
---------------------------------------------------------------------------------------------------------------------------------
Total Return Bond Fund................  $14,423,590     $12,443,349     $8,899,698        5,868,499         $1.52       $12,059
Short Duration Government Bond Fund...   11,714,075       9,507,000      8,184,592       10,629,876          0.77        19,034

The average amount outstanding during the rear was calculated by totaling borrowings at the end of each day and dividing the sum by the number of days in the six months ended December 31, 1998.

d. Information regarding borrowing under reverse repurchase agreements is as follows:

                                                                                         Average
                                         Maximum          Average         Average          Debt
                                          Amount          Amount          Shares         per Share
                                        Outstanding     Outstanding     Outstanding     Outstanding       Average
                                          During          During           During          During         Interest     Interest
Fund                                    the Period      the Period        the Period     the Period         Rate        Expense
---------------------------------------------------------------------------------------------------------------------------------
Total Return Bond Fund................  $27,992,813      $16,155,876      5,868,499         $2.75            4.89%      $151,586
Short Duration Government Bond Fund...   34,820,469       15,849,321     10,629,876          1.49            3.03        626,538

The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the six months ended December 31, 1998.

Reverse repurchase agreements outstanding at December 31, 1998:

Short Duration Government Bond Fund:

$4,561,875  Reverse repurchase agreement with BZW Securities, dated
            12/31/98 bearing 0.25%, to be repurchased at $4,562,002,
            collateralized by U.S. government securities having
            various maturities and interest rates................... $4,561,875
                                                     111

                             --------------------
                             The Montgomery Funds
                             --------------------
                                     Notes
                            to Financial Statements

e. The schedule of forward foreign-currency exchange contracts at December 31, 1998, was as follows:

   Foreign-Currency                                                                         Net Unrealized
        Amount                            Settlement Date      In Exchange for (US$)         Depreciation
---------------------------------------------------------------------------------------------------------
International Growth Fund:
Forward Foreign-Currency Exchange Contracts to Receive

       421,370    British Pound             01/04/99              $  709,376                  $ 8,836
       535,299    British Pound             01/05/99                 898,231                    8,312
       115,968    British Pound             01/06/99                 194,595                    1,905
       352,359    British Pound             01/07/99                 593,690                    7,945
       564,826    British Pound             01/08/99                 948,569                    9,663
                                                                  ----------                  -------
                    Total                                         $3,344,461                  $36,661
                                                                  ----------                  -------
                    Net Unrealized Depreciation                                               $36,661
                                                                                              -------
International Small Cap Fund:
Forward Foreign-Currency Exchange Contracts to Receive
       259,506    Hong Kong Dollar          01/04/99              $   33,515                  $    20
       195,948    Hong Kong Dollar          01/05/99                  25,300                        9
                                                                  ----------                  -------
                    Total                                         $   58,815                  $    29
                                                                  ----------                  -------
Forward Foreign-Currency Exchange Contracts to Deliver
        43,793    Australian Dollar         01/04/99              $   26,670                  $    16
    17,976,860    Japanese Yen              01/04/99                 155,187                    3,940
        36,713    Australian Dollar         01/06/99                  22,325                      174
                                                                  ----------                  -------
                    Total                                         $  204,182                  $ 4,281
                                                                  ----------                  -------
                    Net Unrealized Depreciation                                               $ 4,310
                                                                                              -------
Global Communications Fund:
Forward Foreign-Currency Exchange Contracts to Receive
         410,485  Hong Kong Dollar          01/04/99              $   53,014                  $    32
         907,389  Hong Kong Dollar          01/05/99                 117,158                       41
                                                                  ----------                  -------
                    Total                                         $  170,172                  $    73
                                                                  ----------                  -------
                    Net Unrealized Depreciation                                               $    73
                                                                                              -------
Emerging Markets Fund:
Forward Foreign-Currency Exchange Contracts to Receive
      19,758,920  Thai Baht                 01/04/99              $  545,021                  $ 1,527
                                                                  ----------                  -------
Forward Foreign-Currency Exchange Contracts to Deliver
       1,509,634  Brazilian Real            01/04/99              $1,248,148                  $ 1,291
                                                                  ----------                  -------
                    Net Unrealized Depreciation                                               $ 2,818
                                                                                              -------

f. The schedule of futures contracts at December 31, 1998, was as follows:
                      Issuer                        Number of Contracts          Value           Unrealized Appreciation
Short Duration Government Bond Fund:
   U.S. Treasury Note, 10 Year, Futures, March 1999          30                $3,574,688                  $21,579
                                                                               ----------                  -------

                             --------------------
                             The Montgomery Funds
                             --------------------
                                     Notes
                            to Financial Statements

g. Certain Funds may lend securities to brokers, dealers and other financial organizations. Each security loan is collateralized with collateral assets in an amount equal to the current market value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

At December 31, 1998, the Funds had outstanding loans of securities to certain brokers, dealers or other financial institutions for which each Fund has segregated cash equivalent to 102% of the market value of loans of domestic securities and 105% for loans of international securities as collateral with the Funds' custodian. At December 31, 1998, the following Funds had securities on loan:

                                 Market Value of   Market Value
Fund                            Loaned Securities  of Collateral
----------------------------------------------------------------
Growth Fund...................        $28,527,809    $29,098,365
U.S. Emerging Growth Fund.....         30,865,762     31,483,077
Small Cap Fund................          6,127,479      6,250,029
Small Cap Opportunities Fund..         12,470,661     12,720,074
Equity Income Fund............            153,035        156,096
International Growth Fund.....          9,902,524     10,397,650
International Small Cap Fund..          3,617,075      3,797,929
Global Opportunities Fund.....          3,875,112      4,068,868
Global Communications Fund....         36,393,925     38,213,621

Income earned from securities lending transactions is included in miscellaneous income on the Statements of Operations.

--------------------------------------------------------------------------------

h. Under an unsecured Revolving Credit Agreement with Deutsche Bank (New York), each of the Funds of The Montgomery Funds and The Montgomery Funds II may, for one year starting August 13, 1998, borrow (consistent with applicable law and its investment policies) up to one-third of its net asset value (or such lower limit applicable to such Fund), provided that the aggregate funds do not exceed $175,000,000. The Funds pay their pro rata shares of the quarterly commitment fee of 0.08% per annum of the unutilized credit line balance. At December 31, 1998, there were no loans outstanding under this agreement. For the year ended December 31, 1998, borrowings by the Funds under the agreement were as follows:

                                   Average Amount      Maximum            Average                        Average Debt
Fund                                Outstanding    Debt Outstanding    Interest Rate   Average Shares     per Share
----------------------------------------------------------------------------------------------------------------------
Small Cap Opportunities Fund..      $  388,043       $16,700,000            6.3%         7,660,983         $0.05
Global Opportunities Fund.....       1,667,935        37,000,000            6.1          3,531,442          0.47
Emerging Markets Fund.........       3,375,326        23,500,000            5.9         58,019,510          0.06

--------------------------------------------------------------------------------

5. FOREIGN SECURITIES:

Certain Funds may purchase securities on foreign security exchanges. Securities of foreign companies and foreign governments involve risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include, among others, revaluation of currencies, less-reliable information about issuers, different securities transactions clearance and settlement practices, and potential future adverse political and economic developments. These risks are heightened for investments in emerging markets countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

6. ILLIQUID AND SPECIAL SITUATION SECURITIES:

Each Fund may not invest more than 15% (10% for the Government Reserve Fund, California Tax-Free Money Fund and Federal Tax-Free Money Fund) of its net assets in illiquid securities. The securities shown in the following table have been determined by the Manager to be illiquid because they are restricted or because there is an exceptionally low trading volume in the primary trading market for the security at December 31, 1998. These securities are valued in good faith by the Manager under the supervision of the Board of Trustees.

                             Acquisition               12/31/98       Value per               % of Total
Security                        Date      Shares     Market Value       Share      Cost       Net Assets
--------------------------------------------------------------------------------------------------------
Global Communications Fund:
Russian Telecommunications
     Development
      Corporation..........  12/22/93     200,000     $  123,780      $ 0.62     $2,000,000       0.04%
                                                      ----------                                  -----

                            Acquisition                12/31/98      Value per               % of Total
Security                       Date       Shares     Market Value      Share      Cost       Net Assets
--------------------------------------------------------------------------------------------------------
Emerging Markets Fund:
Bajaj Auto Ltd.............  09/23/98     20,500      $  251,604      $12.2     $  317,668      0.08%
Bashkirenergo..............  08/06/97  5,100,000         102,000       0.02      4,347,386      0.03
Berjaya Sports
 Toto Berhad...............  02/20/98  1,666,000       1,575,350       0.95       4,525,579     0.47
Bharat Petroleum
 Corporation Ltd...........  02/18/98        100             549       5.49             900     0.00#
BSES Ltd...................  02/17/98    174,500         580,982       3.33         810,238     0.17
Castrol (India) Ltd........  06/20/97        210           3,751      17.86           2,991     0.00#
Central Asia Growth Fund...  11/03/97    240,806         722,421       3.00       2,480,000     0.22
Cummins India Ltd..........  09/15/97        200           1,448       7.24           2,920     0.00#
Czech Value Fund...........  05/21/96    342,500       1,840,938       5.38       2,655,255     0.55
Dr. Reddy's Laboratories
 Ltd.......................  12/04/98     13,000         148,611      11.43         131,039     0.05
Engro Chemicals Pakistan...  08/21/95        278             503       1.81             881     0.00#
Fauji Fertilizer Company
 Ltd.......................  11/27/96  3,249,800       2,991,776       0.92        6,642,236     0.89
Hindustan Petroleum
 Corporation Ltd...........  06/12/97    350,000       1,937,485       5.54        4,412,981     0.58
Housing Development and
 Finance Corporation.......  05/16/95     93,598       4,790,853      51.30        6,122,953     1.43
Indian Hotels Company
 Ltd.......................  07/23/97        240           2,026       8.44            4,279     0.00#
Irkutskenergo, Sponsored
 ADR.......................  02/25/97    116,000         174,000       1.50        1,168,768     0.05
ITC Ltd....................  09/15/97     19,203         339,116      17.66          298,429     0.10
Kazkommerts Bank, GDR......  07/16/97     42,285         147,998       3.50          794,958     0.05
Kepler Weber S.A...........  04/06/95     50,500          78,994       1.56          663,465     0.02
Keppel Phillipines
 Holdings, Inc., Class B...  02/28/98     78,038           1,505       0.02           24,900     0.00#
Krasnoyarskelectrosvyaz,
 ADR.......................  02/20/98     86,825          52,095       0.60        1,001,151     0.02
Krasny Oktyabr.............  07/14/97     99,800         129,740       1.30        1,721,550     0.04
LukOil Company, ADR........  05/20/98     20,330         349,350      17.00          477,411     0.10
Mahanegar Telephone Nigam
  Ltd.                       01/10/97  1,270,000       5,478,313       4.31        9,875,216     1.60
Murmansk Electrosvyas, ADR.  02/20/98    331,775          33,509       0.10          841,641     0.01
Nizhnovsvyazinform, Sponsored
  ADR......................  02/20/98    114,425          34,328       0.30          710,757     0.01
Orenburg Region Electrosvyaz,
  ADR......................  02/10/98    474,375          23,719       0.05          272,168     0.01
Pakistan State Oil.........  05/17/95    453,866         714,779       1.57        3,698,418     0.21
Pepsi International Bottlers 03/10/97     32,000         544,000      17.00          960,000     0.16
Romania Growth Fund PLC....  05/12/97    168,811         317,365       1.88        1,718,025     0.10
Samarasvyazinform..........  09/12/97      6,000          19,200       3.20          486,000     0.01
State Bank of India........  03/16/96        150             555       3.70            1,008     0.00#
Tata Engineering &
  Locomotive Co., Ltd. ....  05/18/96         10              38       3.80              139     0.00#
Teleceara Celular S.A.,
  Series B.................  06/19/97       5,422            292       0.05              441     0.00#
Telecears Celular S.A.,
  Series D.................  04/23/97   4,556,835        101,826       0.02          870,639     0.03
Telecommunicacoes de Ceara.  06/19/97       5,422            449       0.08            1,706     0.00#
Telecommunicacoes de Ceara.  04/17/97   4,556,835        663,772       0.15         1,229,512    0.20
Uraltelecom, ADR...........  02/20/98      24,725         86,538       3.50           720,423    0.03
YTL Power International
  Berhad...................  02/13/98   3,820,000      2,278,549       0.60         3,497,852    0.68
                                                     -----------                                 ----
                                                     $26,520,327                                 7.90%
                                                     ===========                                 ====
Select 50 Fund:
PPB Oil Palms Berhad.......  02/09/98     276,000    $   211,358     $ 0.77        $  240,229    0.12%
                                                     ===========                                 ====
#  Amount represents less than 0.00%.

Certain of the Funds hold foreign currency at December 31, 1998, which may be illiquid because conversion to U.S. dollars could take more than seven days.

7. TRANSACTIONS IN SHARES OF A BENEFICIAL INTEREST:

The Trusts have authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Because the Government Reserve Fund, the California Tax-Free Money Fund and the Federal Tax-Free Fund are money market funds, and money market funds sell shares, issue shares for reinvestment of dividends and redeem shares normally at a constant net asset value of $1 per share, the number of shares represented by such sales, reinvestments and redemptions are the same as the dollar amounts shown for such transactions.

                                                         -----------------------
                                                          The Montgomery Funds
                                                                  Notes
                                                         to Financial Statements

TRANSACTIONS IN SHARES WITH A BENEFICIAL INTEREST

                                                                         GROWTH FUND

                                                  Six Months Ended 12/31/98                  Year Ended 6/30/98
                                                        (Unaudited)
R Shares:                                         Shares           Dollars                Shares            Dollars
-----------------------------------------------------------------------------------------------------------------------------
Sold                                             8,952,474      $ 191,837,899           16,507,063       $ 403,921,271
Issued as reinvestment of dividends              3,934,494         77,984,191            7,601,712         163,436,074
Redeemed                                       (20,445,126)      (437,247,811)         (15,029,335)       (359,116,329)
-----------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                         (7,558,158)     $(167,425,271)           9,079,440       $ 20?,241,016
-----------------------------------------------------------------------------------------------------------------------------
P Shares:
-----------------------------------------------------------------------------------------------------------------------------
Sold                                                   727      $      15,331                3,150
Issued as reinvestment of dividends                    654             13,054                  949              ??,488
Redeemed                                              (912)           (19,216)              (4,943)           (123,213)
-----------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                                469      $       9,169                 (864)      $     (27,257)
-----------------------------------------------------------------------------------------------------------------------------


                                                                         U.S. EMERGING GROWTH FUND

                                                  Six Months Ended 12/31/98                  Year Ended 6/30/98
                                                        (Unaudited)
R Shares:                                         Shares           Dollars                Shares            Dollars
-----------------------------------------------------------------------------------------------------------------------------
Sold                                             4,796,287      $  88,547,952            2,587,843       $  57,?67,143
Issued as reinvestment of dividends              1,089,691         20,769,512              966,775          19,005,916
Redeemed                                        (3,969,876)       (77,139,537)          (2,378,282)        (53,191,782)
-----------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                          1,916,102      $  32,177,927)           1,176,336       $  23,801,277
-----------------------------------------------------------------------------------------------------------------------------



                                                                         SMALL CAP FUND

                                                  Six Months Ended 12/31/98                  Year Ended 6/30/98
                                                        (Unaudited)
R Shares:                                         Shares           Dollars                Shares            Dollars
-----------------------------------------------------------------------------------------------------------------------------
Sold                                               959,063      $  16,167,287              697,973       $  14,438,171
Issued as reinvestment of dividends              1,429,493         19,798,484            1,320,879          24,450,884
Redeemed                                        (2,613,650)       (41,142,910)          (2,362,125)        (49,694,104)
-----------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                           (224,894)     $  (5,177,139)            (343,273)      $ (10,805,049)
-----------------------------------------------------------------------------------------------------------------------------
P Shares:*
-----------------------------------------------------------------------------------------------------------------------------
Sold                                               190,222      $   2,893,873              943,236       $  20,198,104
Issued as reinvestment of dividends                218,219          2,980,874              194,148           2,828,622
Redeemed                                          (164,796)        (2,881,137)            (389,596)         (8,082,502)
-----------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                            243,645      $   2,993,610              707,788       $  14,944,224
-----------------------------------------------------------------------------------------------------------------------------


                                                                         SMALL CAP OPPORTUNITIES FUND

                                                  Six Months Ended 12/31/98                  Year Ended 6/30/98
                                                        (Unaudited)
R Shares:                                         Shares           Dollars                Shares            Dollars
-----------------------------------------------------------------------------------------------------------------------------
Sold                                             2,554,540      $  36,120,572            5,720,009       $ 110,725,377
Issued as reinvestment of dividends                211,406          3,114,014              293,588           5,193,514
Redeemed                                        (7,789,187)      (115,058,991)          (8,394,502)       (160,023,805)
-----------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                         (5,023,241)     $ (75,824,405)          (2,380,905)      $ (44,104,914)
-----------------------------------------------------------------------------------------------------------------------------
P Shares:
-----------------------------------------------------------------------------------------------------------------------------
Sold                                                20,443      $     300,112                  225       $       3,638
Issued as reinvestment of dividends                      4                 52                   14                 254
Redeemed                                           (19,526)          (246,544)                (238)             (4,572)
-----------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                              4,921      $      53,620                    1       $        (680)
-----------------------------------------------------------------------------------------------------------------------------
*The Small Cap and Small Cap Opportunities Funds' Class P shares commenced operations on July 1, 1996, and July 29, 1996, respectively.

-----------------------
 The Montgomery Funds
        Notes
to Financial Statements

TRANSACTIONS IN SHARES WITH A BENEFICIAL INTEREST

                                                                          EQUITY INCOME FUND

                                                  Six Months Ended 12/31/98                  Year Ended 6/30/98
                                                        (Unaudited)
R Shares:                                         Shares           Dollars                Shares            Dollars
-----------------------------------------------------------------------------------------------------------------------------
Sold                                               688,871      $  15,351,643            1,554,094       $ ???????????
Issued as reinvestment of dividends                179,644          3,218,888              265,748           4,707,487
Redeemed                                        (1,014,092)       (18,356,503)          (1,772,223)        (33,012,153)
-----------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                           (145,577)     $     214,028               47,619       $     347,785
-----------------------------------------------------------------------------------------------------------------------------
P Shares:*
-----------------------------------------------------------------------------------------------------------------------------
Sold                                                32,146      $     575,144              101,466       $   1,859,907
Issued as reinvestment of dividends                 15,388            275,304               10,850             195,396
Redeemed                                           (21,422)        (3,066,004)             (11,769)           (219,667)
-----------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                             26,112      $  (2,215,556)             100,547       $   1,835,636
-----------------------------------------------------------------------------------------------------------------------------


                                                                         GLOBAL OPPORTUNITIES FUND

                                                  Six Months Ended 12/31/98                  Year Ended 6/30/98
                                                        (Unaudited)
R Shares:**                                       Shares           Dollars                Shares            Dollars
-----------------------------------------------------------------------------------------------------------------------------
Sold                                             2,865,399      $  47,786,143            6,526,549       $ 115,???????
Issued as reinvestment of dividends                387,823          5,976,349              328,896           4,693,347
Redeemed                                        (5,011,826)       (86,268,834)          (3,521,069)        (64,528,940)
-----------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                         (1,758,604)     $ (32,506,342)           3,334,376       $  55,813,221
-----------------------------------------------------------------------------------------------------------------------------



                                                                         EMERGING MARKETS FUND

                                                  Six Months Ended 12/31/98                  Year Ended 6/30/98
                                                        (Unaudited)
R Shares:                                         Shares           Dollars                Shares            Dollars
-----------------------------------------------------------------------------------------------------------------------------
Sold                                            31,051,928      $ 257,965,493           64,252,253       $ 870,112,328
Issued as reinvestment of dividends                     --                 --            2,665,847          33,243,134
Redeemed                                       (65,985,248)      (559,230,262)         (64,669,860)       (861,322,948)
-----------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                        (34,933,320)     $(301,264,769)           2,248,240       $  42,031,414
-----------------------------------------------------------------------------------------------------------------------------
P Shares:*
-----------------------------------------------------------------------------------------------------------------------------
Sold                                                 6,870      $      57,690               27,137       $     396,184
Issued as reinvestment of dividends                     --                 --                1,597              19,750
Redeemed                                            (4,918)           (44,110)             (22,590)           (312,707)
-----------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                              1,952      $      13,580                6,144       $     105,227
-----------------------------------------------------------------------------------------------------------------------------


                                                                         LATIN AMERICA FUND

                                                  Six Months Ended 12/31/98                  Year Ended 6/30/98
                                                        (Unaudited)
R Shares:**                                       Shares           Dollars                Shares            Dollars
-----------------------------------------------------------------------------------------------------------------------------
Sold                                               794,665      $   4,954,356            1,867,516       $  21,898,525
Issued as reinvestment of dividends                 22,263            118,215               12,581             132,228
Redeemed                                        (1,002,280)        (6,078,633)          (1,371,200)        (15,113,262)
-----------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                           (185,352)     $  (1,006,062)             508,897       $   6,917,491
-----------------------------------------------------------------------------------------------------------------------------
*The International Small Cap and Select 50 Funds' Class P shares commenced operations on June 9, 1997, and December 12, 1996, respectively.
**The Emerging Asia, Latin America and total Return Bond Funds' Class R shares commenced operations on September 30, 1996; June 30,
1997; and June 30, 1997, respectively.


                  INTERNATIONAL GROWTH FUND                                     INTERNATIONAL SMALL CAP FUND
Six Months Ended 12/31/98           Year Ended 6/30/08           Six Months Ended 12/31/98           Year Ended 6/30/08
     (Unaudited)                                                       (Unaudited)
  Shares         Dollars           Shares         Dollars           Shares         Dollars           Shares         Dollars
-------------------------------------------------------------------------------------------------------------------------------
10,877,255    $ 197,884,955      4,351,572    $  75,095,191       2,169,355     $ 29,709,262        2,996,436    $  44,417,251
    51,017          905,556         95,761        1,401,682           2,195           29,260          478,710        6,026,955
(3,812,118)     (66,556,495)    (3,062,252)     (51,540,762)     (2,151,178)     (29,360,795)      (3,262,988)     (48,676,575)
----------------------------------------------------------------------------------------------------------------------------------
 7,116,154    $ 132,234,016      1,385,081    $  24,956,111          16,372     $    377,727          212,158    $   1,767,631
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
    55,384    $     823,247            121    $       2,000             257     $      4,000           87,254    $   1,157,000
       281            4,968             --               --              --               --               53              674
    (1,681)         (65,024)          (184)          (3,025)           (257)          (3,525)         (87,867)   $  (?,348,812)
----------------------------------------------------------------------------------------------------------------------------------
    51,984    $     763,191            (63)   $      (1,025)              0     $        473             (560)   $    (191,138)
----------------------------------------------------------------------------------------------------------------------------------


              GLOBAL COMMUNICATIONS FUND                                               EMERGING ASIA FUND
Six Months Ended 12/31/98           Year Ended 6/30/08           Six Months Ended 12/31/98           Year Ended 6/30/08
     (Unaudited)                                                       (Unaudited)
  Shares         Dollars           Shares         Dollars           Shares         Dollars           Shares         Dollars
----------------------------------------------------------------------------------------------------------------------------------
 9,643,821    $ 210,476,738     10,480,584    $ 216,384,607      12,906,603     $ 93,511,066       15,482,971    $ 169,?93,174
 1,295,938       25,594,783      1,826,761       27,927,779             428            3,384          289,356        2,751,873
(9,972,974)    (197,147,519)    (8,484,435)    (170,608,536)    (12,552,873)     (91,236,551)     (15,395,025)    (177,?73,709)
----------------------------------------------------------------------------------------------------------------------------------
 1,567,385    $  38,924,002      3,822,910    $  73,703,850         354,160     $  2,277,919          377,302    $  (?,???,???)
----------------------------------------------------------------------------------------------------------------------------------


                     SELECT 50 FUND                                               U.S. ASSET ALLOCATION FUND
Six Months Ended 12/31/98           Year Ended 6/30/08           Six Months Ended 12/31/98           Year Ended 6/30/08
     (Unaudited)                                                       (Unaudited)
  Shares         Dollars           Shares         Dollars           Shares         Dollars           Shares         Dollars
----------------------------------------------------------------------------------------------------------------------------------
 1,242,428    $  22,869,016      9,976,256    $ 210,226,345         674,306     $ 12,006,990        2,182,888    $  44,133,194
   650,669       11,790,131      1,052,393       19,382,808       1,504,036       22,440,218        1,217,904       21,581,251
(5,601,335)    (106,808,027)    (6,797,972)    (140,815,546)     (1,728,221)     (31,563,937)      (3,086,435)     (60,834,270)
----------------------------------------------------------------------------------------------------------------------------------
(3,708,238)   $ (72,148,880)     4,230,677    $  88,793,607         450,121     $  2,883,271          314,357    $   4,880,875
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     1,431    $      26,372          3,967    $      82,688             120     $      2,150              334    $       6,400
        69            1,239            223            4,054             914           19,679              629           12,778
    (1,615)         (29,611)        (2,131)         (40,782)           (128)          (2,575)          (1,074)         (20,918)
----------------------------------------------------------------------------------------------------------------------------------
      (115)   $      (2,000)         2,059    $      45,960             906     $     13,254              (20)   $      (1,740)
----------------------------------------------------------------------------------------------------------------------------------


                   TOTAL RETURN BOND FUND                                CALIFORNIA TAX-FREE INTERMEDIATE BOND FUND
Six Months Ended 12/31/98           Year Ended 6/30/08           Six Months Ended 12/31/98           Year Ended 6/30/08
     (Unaudited)                                                       (Unaudited)
  Shares         Dollars           Shares         Dollars           Shares         Dollars           Shares         Dollars
----------------------------------------------------------------------------------------------------------------------------------
 1,766,952    $  21,768,681      9,144,322    $ 110,211,392         989,136     $ 12,927,513        1,962,625    $  25,203,200
   189,701        2,678,030        416,875        5,131,390          63,738          828,869           75,599          969,104
(3,413,273)     (42,792,841)    (3,314,312)     (40,866,893)       (533,077)      (6,946,107)        (994,510)     (12,764,038)
----------------------------------------------------------------------------------------------------------------------------------
(1,456,620)   $ (18,346,130)     6,246,8835   $  74,475,849         519,817     $  6,810,275        1,043,714    $  13,408,266
----------------------------------------------------------------------------------------------------------------------------------

-----------------------
 The Montgomery Funds
        Notes
to Financial Statements

TRANSACTIONS IN SHARES WITH A BENEFICIAL INTEREST

                                                                SHORT DURATION GOVERNMENT BOND FUND

                                                  Six Months Ended 12/31/98                  Year Ended 6/30/98
                                                        (Unaudited)
R Shares:                                         Shares           Dollars                Shares            Dollars
-----------------------------------------------------------------------------------------------------------------------------
Sold                                            11,843,618      $ 121,304,362           11,317,233       $ 114,???????
Issued as reinvestment of dividends                295,138          3,024,793              251,170           ?,???,???
Redeemed                                        (5,551,719)       (56,914,189)          (9,757,162)        (98,280,450)
-----------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                          6,587,037)     $  67,414,966            1,811,241       $  18,??????
-----------------------------------------------------------------------------------------------------------------------------
P Shares:
-----------------------------------------------------------------------------------------------------------------------------
Sold                                                 2,895      $      20,941                  296       $   ?????????
Issued as reinvestment of dividends                     34                337                   --             ????????
Redeemed                                                --                 --                  (21)           ?????????
-----------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                              2,929      $      21,278)                 275        $      2,790
-----------------------------------------------------------------------------------------------------------------------------


                                                                         GOVERNMENT RESERVE FUND

                                                  Six Months Ended 12/31/98                  Year Ended 6/30/98
                                                        (Unaudited)
R Shares:                                            Shares and Dollars                      Shares and Dollars
-----------------------------------------------------------------------------------------------------------------------------
Sold                                                  $ 2,183,467,671                         $ 5,085,349,172
Issued as reinvestment of dividends                        18,198,934                              31,642,805
Redeemed                                               (2,177,033,693)                         (4,865,576,626)
-----------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                               $    24,632,912                         $   251,415,351
-----------------------------------------------------------------------------------------------------------------------------
P Shares:
-----------------------------------------------------------------------------------------------------------------------------
Sold                                                  $         1,007                         $           282
Issued as reinvestment of dividends                                --                                       4
Redeemed                                                           --                                    (490)
-----------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                               $         1,007                         $          (204)
-----------------------------------------------------------------------------------------------------------------------------



                                                                         FEDERAL TAX-FREE MONEY FUND

                                                  Six Months Ended 12/31/98                  Year Ended 6/30/98
                                                        (Unaudited)
R Shares:                                            Shares and Dollars                      Shares and Dollars
-----------------------------------------------------------------------------------------------------------------------------
Sold                                                  $   486,202,965                         $ 1,183,904,180
Issued as reinvestment of dividends                         1,695,660                               3,577,816
Redeemed                                                 (495,255,003)                         (1,184,396,291)
-----------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                               $    (7,356,378)                        $     3,085,705
-----------------------------------------------------------------------------------------------------------------------------


                                                                         CALIFORNIA TAX-FREE MONEY FUND

                                                  Six Months Ended 12/31/98                  Year Ended 6/30/98
                                                        (Unaudited)
R Shares:                                            Shares and Dollars                      Shares and Dollars
-----------------------------------------------------------------------------------------------------------------------------
Sold                                                  $   543,433,785                         $ 1,344,381,138
Issued as reinvestment of dividends                         2,591,793                               5,033,519
Redeemed                                                 (509,121,671)                         (1,281,121,597)
-----------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                               $    36,903,961                         $    68,493,060
-----------------------------------------------------------------------------------------------------------------------------


                            -----------------------
                             THE MONTGOMERY FUNDS
                            -----------------------
                                     Notes

                            to Financial Statements


B.   CAPITAL LOSS CARRYFORWARDS:

At June 30, the following Funds had available for federal tax purposes unused capital losses as follows:

Fund                                         Expiring in 2003         Expiring in 2004         Expiring in 2005    Expiring in 2006
Emerging Markets Fund.......................           --                       --                    --            $83,822,425
Emerging Asia Fund..........................           --                       --                    --              3,385,829
Government Reserve Fund.....................      $17,719                       --                    --                     --
Federal Tax-Free Money Fund.................       20,714                   $5,378                    --                     --
California Tax-Free Intermediate Bond Fund..                                 6,745                    --                     23
California Tax-Free Money Fund..............           --                       --                    --                    873

Under current tax law, net capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year ended June 30, 1998. The following Funds elected to defer losses occurring between November 1, 1997, and June 30, 1998, under these rules as follows:

Fund                                                   Amount
International Small Cap Fund...................   $    81,074
Global Communications Fund.....................       494,506
Emerging Markets Fund..........................    63,465,119
Emerging Asia Fund.............................     8,794,617
Latin America Fund.............................     1,216,108

Such deferred losses will be treated as arising on the first day of the fiscal year ending June 30, 1999.

9.   PROPOSED REORGANIZATION

On November 18, 1998, the Board of Trustees approved a plan to reorganize the Montgomery Small Cap Opportunities Fund into the Montgomery U.S. Emerging Growth Fund. Shareholders will be asked to approve the proposed reorganization at a shareholder meeting to be held on March 1, 1999. The reorganization will include the transfer of substantially all of the assets and liabilities of the Montgomery Small Cap Opportunities Fund to the U.S. Emerging Growth Fund. Montgomery Small Cap Opportunities Fund shareholders will receive Montgomery U.S. Emerging Growth Fund shares in exchange. The Montgomery Small Cap Opportunities Fund will then be terminated and liquidated.

                             --------------------
                             THE MONTGOMERY FUNDS
                             --------------------
                                     Notes


This space for your own notes as you review this report.

This report and the financial statements contained herein are provided for the general information of the shareholders of The Montgomery Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the Federal Deposit Insurance Corporation (FDIC) or any other agency and are subject to investment risk, including the possible loss of principal. Neither The Montgomery Funds nor Montgomery Asset Management is a bank.

For more information on any Montgomery Fund, including charges and expenses, visit our Web site at WWW.MONTGOMERYFUNDS.COM or call (800)572-FUND [3863] for a free prospectus. Read it carefully before you invest or send money.

Funds Distributor, Inc. 2/99

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